OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	1/31/17

Item 1. Schedule of Investments.

Invesco All Cap Market Neutral Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	ACMN-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.02%
Airlines–1.50%
Copa Holdings, S.A. -Class A (Panama)	4,700	$458,203
Hawaiian Holdings, Inc. (b)	39,250	1,999,787
		2,457,990

Apparel Retail–0.67%

Abercrombie & Fitch Co. -Class A	48,775	566,278
Tailored Brands, Inc.	25,250	536,562
		1,102,840

Apparel, Accessories & Luxury Goods–1.02%

PVH Corp.	17,800	1,669,818

Application Software–1.81%
Citrix Systems, Inc. (b)	15,400	1,404,326
Nuance Communications, Inc. (b)	97,750	1,550,315
		2,954,641

Auto Parts & Equipment–0.35%

Adient PLC (b)	4,200	266,658
Shiloh Industries, Inc. (b)	7,450	89,326
Stoneridge, Inc. (b)	12,725	208,817
		564,801

Biotechnology–14.73%

Aptevo Therapeutics Inc. (b)	40,775	81,142
Biogen Inc. (b)	7,400	2,051,576
BioSpecifics Technologies Corp. (b)	18,550	951,429
ChemoCentryx, Inc. (b)	75,400	548,158
Concert Pharmaceuticals, Inc. (b)	53,100	469,935
Exelixis, Inc. (b)	158,100	2,864,772
FibroGen, Inc. (b)	119,100	2,697,615
Five Prime Therapeutics, Inc. (b)	50,075	2,293,936
Gilead Sciences, Inc.	27,025	1,957,961
Incyte Corp. (b)	9,200	1,115,132
PDL BioPharma Inc.	114,325	251,515
Pfenex Inc. (b)	30,900	246,582
Progenics Pharmaceuticals, Inc. (b)	172,450	1,538,254
REGENXBIO Inc. (b)	56,700	1,048,950
Repligen Corp. (b)	42,450	1,275,198
United Therapeutics Corp. (b)	13,600	2,225,368
Vanda Pharmaceuticals Inc. (b)	8,800	124,520
Xencor, Inc. (b)	97,425	2,321,638
		24,063,681

Casinos & Gaming–0.16%

International Game Technology PLC	10,150	268,062

Coal & Consumable Fuels–2.75%

Cloud Peak Energy Inc. (b)	151,250	860,612
CONSOL Energy Inc.	124,400	2,107,336
Hallador Energy Co.	72,050	677,270

	Shares	Value

Coal & Consumable Fuels–(continued)

Westmoreland Coal Co. (b)	46,750	$848,513
		4,493,731

Commercial Printing–1.80%

Ennis, Inc.	25,300	427,570
Quad/Graphics, Inc.	95,700	2,506,383
		2,933,953

Commodity Chemicals–1.08%

Cabot Corp.	31,950	1,769,072

Communications Equipment–0.96%

Black Box Corp.	36,650	489,277
Extreme Networks, Inc. (b)	84,675	468,253
NETGEAR, Inc. (b)	4,500	256,050
Sonus Networks, Inc. (b)	56,650	361,427
		1,575,007

Computer & Electronics Retail–1.71%

Best Buy Co., Inc.	55,050	2,450,826
Rent-A-Center, Inc.	38,300	343,168
		2,793,994

Construction Machinery & Heavy Trucks–0.26%

Commercial Vehicle Group, Inc. (b)	70,175	418,243

Consumer Electronics–0.24%

Garmin Ltd.	8,225	397,185

Consumer Finance–2.08%

Navient Corp.	156,800	2,358,272
Nelnet, Inc. -Class A	4,400	215,732
Santander Consumer USA Holdings Inc. (b)	62,800	830,216
		3,404,220

Data Processing & Outsourced Services–0.10%

Conduent Inc. (b)	5,935	88,788
StarTek, Inc. (b)	8,350	72,311
		161,099

Department Stores–1.38%

Kohl’s Corp.	56,500	2,250,395

Diversified Banks–0.39%

Citigroup Inc.	11,550	644,837

Diversified Chemicals–1.78%

Chemours Co. (The)	99,100	2,618,222
Huntsman Corp.	14,050	286,479
		2,904,701

Diversified Metals & Mining–1.66%

Teck Resources Ltd. -Class B (Canada)	110,250	2,705,535

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Education Services–0.92%

Cambium Learning Group Inc. (b)	24,675	$124,362
K12 Inc. (b)	68,850	1,372,181
		1,496,543

Electrical Components & Equipment–0.36%

General Cable Corp.	28,650	581,595

Electronic Manufacturing Services–0.51%

KEMET Corp. (b)	42,350	293,909
TTM Technologies, Inc. (b)	36,700	544,261
		838,170

Financial Exchanges & Data–0.17%

Donnelley Financial Solutions, Inc. (b)	11,600	279,328

Food Retail–0.29%

SUPERVALU Inc. (b)	121,525	476,378

Gold–3.11%

Barrick Gold Corp. (Canada)	157,800	2,909,832
Kinross Gold Corp. (Canada)(b)	555,350	2,165,865
		5,075,697

Health Care Equipment–1.27%

AngioDynamics, Inc. (b)	36,875	593,503
Baxter International Inc.	9,750	467,123
Fonar Corp. (b)	7,325	138,443
LeMaitre Vascular, Inc.	38,750	880,012
		2,079,081

Health Care Facilities–0.10%

Quorum Health Corp. (b)	18,475	162,395

Health Care REIT’s–0.17%

Quality Care Properties, Inc. (b)	14,950	275,977

Health Care Services–0.31%

BioTelemetry, Inc. (b)	10,750	247,788
Psychemedics Corp.	13,450	253,801
		501,589

Health Care Supplies–1.29%

Halyard Health Inc. (b)	5,000	192,350
Lantheus Holdings, Inc. (b)	91,800	780,300
OraSure Technologies, Inc. (b)	128,625	1,134,472
		2,107,122

Health Care Technology–2.23%

HMS Holdings Corp. (b)	101,000	1,834,160
Veeva Systems Inc. -Class A (b)	42,850	1,813,840
		3,648,000

Homefurnishing Retail–0.74%

Aaron’s, Inc.	38,850	1,202,019

Hotels, Resorts & Cruise Lines–0.14%

Hyatt Hotels Corp. -Class A (b)	4,175	228,414

	Shares	Value

Household Products–0.13%

Procter & Gamble Co. (The)	2,400	$210,240

Housewares & Specialties–0.21%

Tupperware Brands Corp.	5,750	347,070

Hypermarkets & Super Centers–1.37%

Wal-Mart Stores, Inc.	33,500	2,235,790

Industrial Machinery–0.18%

SPX Corp. (b)	11,500	286,925

Internet Software & Services–1.66%

Akamai Technologies, Inc. (b)	3,750	257,212
CommerceHub, Inc. -Series C (b)	12,900	188,082
DHI Group, Inc. (b)	52,150	297,255
MercadoLibre Inc. (Argentina)	8,200	1,520,198
Yelp Inc. (b)	10,700	447,046
		2,709,793

IT Consulting & Other Services–1.74%

International Business Machines Corp.	3,700	645,724
Science Applications International Corp.	2,000	162,840
Teradata Corp. (b)	66,850	1,962,716
Unisys Corp. (b)	5,850	75,172
		2,846,452

Leisure Products–0.06%

Johnson Outdoors Inc. -Class A	2,800	96,544

Life Sciences Tools & Services–1.60%

Cambrex Corp. (b)	44,650	2,341,892
Enzo Biochem, Inc. (b)	41,100	274,548
		2,616,440

Managed Health Care–2.23%

Triple-S Management Corp. -Class B (Puerto Rico)(b)	60,525	1,156,633
WellCare Health Plans Inc. (b)	17,050	2,481,457
		3,638,090

Metal & Glass Containers–0.06%

Greif Inc. -Class A	1,850	106,523

Movies & Entertainment–0.21%

Liberty Media Corp. -Series A Liberty Braves (b)	12,300	245,385
Liberty Media Corp. -Series A Liberty Media (b)	3,200	92,736
		338,121

Oil & Gas Drilling–3.57%

Atwood Oceanics, Inc. (b)	56,900	691,904
Ensco PLC -Class A	224,200	2,448,264
Noble Corp. PLC (United Kingdom)	33,650	227,138
Rowan Cos. PLC -Class A (b)	44,750	801,920
Seadrill Ltd. (United Kingdom)(b)	331,850	620,559
Unit Corp. (b)	39,850	1,036,100
		5,825,885

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Oil & Gas Exploration & Production–6.37%

Bill Barrett Corp. (b)	185,450	$1,214,697

Denbury Resources Inc. (b)	194,850	652,748

Encana Corp. (Canada)	11,150	142,274

Enerplus Corp. (Canada)	132,825	1,186,127

Evolution Petroleum Corp.	70,975	617,483

Oasis Petroleum Inc. (b)	189,900	2,685,186

Panhandle Oil & Gas, Inc. -Class A	15,997	351,934

Resolute Energy Corp. (b)	48,400	2,225,916

Sanchez Energy Corp. (b)	99,550	1,320,033

		10,396,398

Packaged Foods & Meats–0.78%

Omega Protein Corp. (b)	51,175	1,276,816

Personal Products–0.46%

Natural Health Trends Corp.	8,575	215,061

Nu Skin Enterprises, Inc. -Class A	10,450	542,146

		757,207

Pharmaceuticals–5.05%

Corcept Therapeutics Inc. (b)	273,000	1,941,030

Heska Corp. (b)	9,000	716,580

Innoviva, Inc. (b)	99,275	1,052,315

Merck & Co., Inc.	22,550	1,397,875

Sucampo Pharmaceuticals, Inc. -Class A (b)	38,000	423,700

Supernus Pharmaceuticals Inc. (b)	100,650	2,722,582

		8,254,082

Property & Casualty Insurance–1.55%

Ambac Financial Group, Inc. (b)	106,350	2,224,842

Assured Guaranty Ltd.	7,800	303,498

		2,528,340

Publishing–0.14%

McClatchy Co. (The) -Class A (b)	20,100	231,954

Real Estate Services–0.78%

Altisource Portfolio Solutions S.A. (b)	44,525	1,268,963

Regional Banks–0.37%

Central Valley Community Bancorp	29,900	604,877

Research & Consulting Services–0.40%

Acacia Research Corp. (b)	111,175	650,374

Restaurants–1.48%

Darden Restaurants, Inc.	33,000	2,418,240

Semiconductor Equipment–1.23%

Applied Materials, Inc.	58,500	2,003,625

Semiconductors–1.02%

Advanced Micro Devices, Inc. (b)	160,050	1,659,719

Specialty Chemicals–0.60%

Ingevity Corp. (b)	5,150	286,289

Rayonier Advanced Materials Inc.	50,900	690,713

		977,002

	Shares	Value

Specialty Stores–1.84%

Big 5 Sporting Goods Corp.	54,600	$840,840

Staples, Inc.	235,350	2,165,220

		3,006,060

Steel–0.73%

Cliffs Natural Resources Inc. (b)	103,100	904,187

Commercial Metals Co.	14,000	286,020

		1,190,207

Technology Distributors–0.38%

PCM, Inc. (b)	27,575	619,059

Technology Hardware, Storage & Peripherals–2.73%

HP Inc.	173,650	2,613,432

NetApp, Inc.	48,300	1,850,856

		4,464,288

Thrifts & Mortgage Finance–0.55%

Impac Mortgage Holdings, Inc. (b)	6,250	86,375

Walker & Dunlop, Inc. (b)	25,800	810,378

		896,753

Tobacco–0.18%

Alliance One International, Inc. (b)	17,200	286,380

Trading Companies & Distributors–1.68%

Herc Holdings, Inc. (b)	6,375	316,646

MRC Global Inc. (b)	88,000	1,808,400

Neff Corp. -Class A (b)	8,450	132,665

Titan Machinery, Inc. (b)	18,550	256,176

United Rentals, Inc. (b)	1,800	227,718

		2,741,605

Trucking–0.64%

Swift Transportation Co. (b)	45,550	1,039,907

Total Common Stocks & Other Equity Interests (Cost $125,651,510)		147,015,842

Money Market Funds–9.53%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	9,340,064	9,340,064

Treasury Portfolio – Institutional Class, 0.40% (c)	6,226,709	6,226,709

Total Money Market Funds (Cost $15,566,773)		15,566,773

TOTAL INVESTMENTS–99.55% (Cost $141,218,283)		162,582,615

OTHER ASSETS LESS LIABILITIES–0.45%		727,051

NET ASSETS–100.00%		$163,309,666

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Date	Floating Rate Index (1)	Notional Value	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities - Short	Morgan Stanley & Co. LLC	04/24/2017	Federal Funds floating rate	$(146,864,389)	$(1,649,614)(2)	$(148,456,363)

(1)	The Fund receives or pays the total return on the short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $(57,640) of dividends payable long and financing fees payable from the Fund to the Counterparty.

The following table represents the individual short positions and related values of equity securities underlying the total swap with Morgan Stanley & Co. LLC as of January 31, 2017.

	Shares	Value

Equity Securities - Short

Airlines

Spirit Airlines, Inc.	(39,750)	$(2,148,090)

Alternative Carriers

pdvWireless, Inc.	(33,700)	(717,810)

Aluminum

Century Aluminum Co.	(7,700)	(118,580)

Real Industry, Inc.	(42,200)	(227,880)

		(346,460)

Apparel Retail

Ascena Retail Group, Inc.	(141,600)	(681,096)

Guess?, Inc.	(59,800)	(763,646)

		(1,444,742)

Apparel, Accessories & Luxury Goods

Sequential Brands Group, Inc.	(54,450)	(252,104)

Under Armour, Inc. -Class A	(49,675)	(1,067,516)

Vince Holding Corp.	(55,450)	(169,122)

		(1,488,742)

Application Software

Digimarc Corp.	(23,900)	(630,960)

EnerNOC, Inc.	(27,300)	(155,610)

Park City Group, Inc.	(8,350)	(105,628)

Paylocity Holding Corp.	(3,350)	(103,381)

Tyler Technologies, Inc.	(4,175)	(609,633)

Zendesk, Inc.	(10,550)	(252,462)

		(1,857,674)

Asset Management & Custody Banks

Financial Engines, Inc.	(11,250)	(433,688)

WisdomTree Investments, Inc.	(95,050)	(979,015)

		(1,412,703)

	Shares	Value

Auto Parts & Equipment

Workhorse Group Inc.	(55,250)	$(179,010)

Automotive Retail

Advance Auto Parts, Inc.	(8,525)	(1,400,146)

Monro Muffler Brake, Inc.	(4,350)	(260,565)

Murphy USA Inc.	(3,450)	(219,765)

		(1,880,476)

Biotechnology

ACADIA Pharmaceuticals Inc.	(69,550)	(2,405,735)

Advaxis, Inc.	(63,350)	(567,616)

Aevi Genomic Medicine, Inc.	(51,691)	(246,049)

Alnylam Pharmaceuticals, Inc.	(58,300)	(2,331,417)

Amicus Therapeutics, Inc.	(309,300)	(1,701,150)

Argos Therapeutics, Inc.	(97,450)	(443,397)

Arrowhead Pharmaceuticals, Inc.	(54,475)	(105,681)

Cascadian Therapeutics, Inc.	(37,450)	(155,043)

Celgene Corp.	(2,800)	(325,220)

Corbus Pharmaceuticals Holdings, Inc.	(111,100)	(744,370)

Dicerna Pharmaceuticals, Inc.	(19,500)	(48,555)

Genocea Biosciences, Inc.	(60,500)	(267,410)

GTx, Inc.	(7,100)	(39,902)

Heron Therapeutics, Inc.	(125,850)	(1,636,050)

Intercept Pharmaceuticals, Inc.	(17,550)	(1,926,112)

Invitae Corp.	(58,800)	(492,156)

Juno Therapeutics, Inc.	(74,700)	(1,594,098)

Keryx Biopharmaceuticals, Inc.	(69,550)	(347,055)

Kite Pharma, Inc.	(35,350)	(1,801,790)

Kura Oncology, Inc.	(23,145)	(144,656)

La Jolla Pharmaceutical Co.	(20,375)	(396,294)

Mirati Therapeutics, Inc.	(39,375)	(200,812)

Novavax, Inc.	(168,500)	(220,735)

OvaScience, Inc.	(77,450)	(122,371)

Sarepta Therapeutics, Inc.	(72,000)	(2,236,320)

T2 Biosystems, Inc.	(70,100)	(378,540)

Ultragenyx Pharmaceutical Inc.	(25,450)	(1,909,005)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Biotechnology-(continued)

Vital Therapies, Inc.	(27,175)	$(134,516)

		(22,922,055)

Cable & Satellite

Loral Space & Communications Inc.	(2,200)	(89,650)

Commodity Chemicals

BioAmber Inc. (Canada)	(52,700)	(196,044)

Communications Equipment

NetScout Systems, Inc.	(29,850)	(994,005)

ViaSat, Inc.	(18,750)	(1,217,063)

		(2,211,068)

Construction Materials

U.S. Concrete, Inc.	(22,350)	(1,463,925)

Consumer Finance

OneMain Holdings, Inc.	(38,950)	(871,701)

Distributors

Core-Mark Holding Co., Inc.	(51,750)	(1,807,627)

Diversified Chemicals

LSB Industries, Inc.	(66,450)	(565,489)

Diversified Metals & Mining

Compass Minerals International, Inc.	(11,450)	(957,220)

Electrical Components & Equipment

American Superconductor Corp.	(27,275)	(190,652)

Revolution Lighting Technologies, Inc.	(27,375)	(179,854)

Sunrun Inc.	(247,450)	(1,309,010)

		(1,679,516)

Electronic Equipment & Instruments

Fitbit, Inc.	(121,500)	(730,215)

Mesa Laboratories, Inc.	(2,200)	(262,108)

Zebra Technologies Corp. -Class A	(5,000)	(418,350)

		(1,410,673)

Environmental & Facilities Services

Aqua Metals, Inc.	(41,150)	(459,234)

Covanta Holding Corp.	(34,650)	(557,865)

Stericycle, Inc.	(23,250)	(1,793,505)

		(2,810,604)

Fertilizers & Agricultural Chemicals

AgroFresh Solutions, Inc.	(49,100)	(129,133)

CF Industries Holdings, Inc.	(60,800)	(2,145,632)

		(2,274,765)

Food Retail

Kroger Co. (The)	(55,800)	(1,894,968)

Natural Grocers by Vitamin Cottage, Inc.	(43,350)	(547,944)

Sprouts Farmers Market, Inc.	(20,750)	(387,403)

		(2,830,315)

General Merchandise Stores

Tuesday Morning Corp.	(94,375)	(405,812)

	Shares	Value

Gold

Franco-Nevada Corp. (Canada)	(32,000)	$(2,081,280)

Health Care Equipment

AtriCure, Inc.	(38,425)	(625,175)

Avinger, Inc.	(48,375)	(125,775)

ConforMIS Inc.	(89,300)	(741,190)

CytoSorbents Corp.	(60,050)	(333,278)

DexCom, Inc.	(27,950)	(2,212,242)

GenMark Diagnostics Inc.	(37,175)	(450,933)

InVivo Therapeutics Holdings Corp.	(64,475)	(306,256)

Invuity, Inc.	(36,275)	(235,788)

Novocure Ltd.	(204,800)	(1,300,480)

Veracyte, Inc.	(42,250)	(311,805)

ViewRay Inc.	(19,659)	(102,423)

		(6,745,345)

Health Care Facilities

Acadia Healthcare Co., Inc.	(57,800)	(2,217,786)

Tenet Healthcare Corp.	(70,000)	(1,231,300)

		(3,449,086)

Health Care Services

Diplomat Pharmacy, Inc.	(45,850)	(629,979)

Teladoc, Inc.	(4,400)	(88,000)

		(717,979)

Health Care Supplies

Cerus Corp.	(233,475)	(994,603)

Endologix, Inc.	(192,250)	(1,318,835)

Sientra, Inc.	(35,950)	(308,811)

VolitionRx Ltd.	(35,869)	(170,378)

		(2,792,627)

Health Care Technology

Castlight Health, Inc. -Class B	(27,600)	(85,560)

Homebuilding

New Home Co. Inc. (The)	(43,825)	(457,533)

Homefurnishing Retail

RH	(28,750)	(776,825)

Hotels, Resorts & Cruise Lines

Norwegian Cruise Line Holdings Ltd.	(45,250)	(2,126,750)

Royal Caribbean Cruises Ltd.	(8,700)	(814,581)

		(2,941,331)

Household Products

Orchids Paper Products Co.	(7,675)	(209,604)

Industrial Machinery

Middleby Corp. (The)	(6,100)	(818,498)

Proto Labs, Inc.	(15,975)	(838,687)

		(1,657,185)

Insurance Brokers

eHealth, Inc.	(41,600)	(510,016)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Integrated Oil & Gas

Chevron Corp.	(19,300)	$(2,149,055)

Exxon Mobil Corp.	(25,950)	(2,176,946)

		(4,326,001)

Internet Software & Services

Hortonworks, Inc.	(142,300)	(1,380,310)

Pandora Media, Inc.	(168,900)	(2,195,700)

		(3,576,010)

Investment Banking & Brokerage

Investment Technology Group, Inc.	(32,400)	(651,888)

IT Consulting & Other Services

EPAM Systems, Inc.	(3,325)	(213,997)

Mattersight Corp.	(20,950)	(75,420)

Virtusa Corp.	(66,550)	(1,695,694)

		(1,985,111)

Leisure Products

Polaris Industries Inc.	(500)	(42,035)

Life & Health Insurance

Trupanion, Inc.	(35,625)	(569,644)

Life Sciences Tools & Services

Accelerate Diagnostics, Inc.	(94,850)	(1,987,108)

Illumina, Inc.	(7,050)	(1,128,705)

Pacific Biosciences of California, Inc.	(212,600)	(1,024,732)

		(4,140,545)

Marine

Scorpio Bulkers Inc.	(177,200)	(1,266,980)

Movies & Entertainment

Global Eagle Entertainment Inc.	(124,300)	(765,688)

Multi-Line Insurance

Kemper Corp.	(8,650)	(373,680)

Oil & Gas Equipment & Services

Bristow Group, Inc.	(26,050)	(460,043)

CARBO Ceramics Inc.	(19,050)	(270,510)

Schlumberger Ltd.	(25,850)	(2,163,904)

Weatherford International PLC	(422,200)	(2,199,662)

		(5,094,119)

Oil & Gas Exploration & Production

Antero Resources Corp.	(48,400)	(1,181,444)

Earthstone Energy Inc.	(50,750)	(660,765)

Gulfport Energy Corp.	(37,350)	(780,615)

Kosmos Energy Ltd.	(60,000)	(392,400)

Synergy Resources Corp.	(243,800)	(2,099,118)

		(5,114,342)

Oil & Gas Refining & Marketing

CVR Energy, Inc.	(95,900)	(2,129,939)

Par Pacific Holdings Inc	(5,300)	(77,009)

		(2,206,948)

	Shares	Value

Oil & Gas Storage & Transportation

Cheniere Energy, Inc.	(25,400)	$(1,210,310)

Dorian LPG Ltd.	(52,775)	(596,885)

Golar LNG Ltd. (Bermuda)	(53,550)	(1,384,803)

Pembina Pipeline Corp. (Canada)	(7,100)	(220,171)

		(3,412,169)

Packaged Foods & Meats

Freshpet, Inc.	(39,725)	(442,934)

Personal Products

Coty, Inc. -Class A	(113,850)	(2,185,920)

Pharmaceuticals

Achaogen, Inc.	(88,450)	(1,428,467)

Aerie Pharmaceuticals, Inc.	(22,050)	(967,995)

Cempra, Inc.	(110,100)	(346,815)

Collegium Pharmaceutical, Inc.	(66,350)	(1,116,007)

Corium International, Inc.	(28,000)	(106,680)

Egalet Corp.	(58,975)	(288,388)

Endo International PLC	(160,600)	(1,965,744)

Flex Pharma Inc.	(14,350)	(62,566)

Mallinckrodt PLC	(12,700)	(618,871)

Neos Therapeutics, Inc.	(35,000)	(204,750)

Ocular Therapeutix, Inc.	(52,700)	(345,712)

Omeros Corp.	(13,425)	(130,088)

		(7,582,083)

Property & Casualty Insurance

RLI Corp.	(4,200)	(249,564)

White Mountains Insurance Group, Ltd.	(160)	(145,562)

		(395,126)

Real Estate Development

Howard Hughes Corp. (The)	(6,550)	(698,295)

Real Estate Operating Companies

Kennedy-Wilson Holdings Inc.	(20,325)	(415,646)

Real Estate Services

Jones Lang LaSalle Inc.	(15,450)	(1,591,813)

Regional Banks

Pacific Mercantile Bancorp	(27,750)	(198,413)

United Bankshares, Inc.	(5,700)	(255,360)

		(453,773)

Residential REIT’s

Bluerock Residential Growth REIT, Inc.	(9,950)	(130,146)

Restaurants

Chipotle Mexican Grill, Inc.	(2,760)	(1,163,174)

Habit Restaurants, Inc. (The)	(23,475)	(340,388)

Kona Grill, Inc.	(21,600)	(197,640)

Noodles & Co.	(65,750)	(289,300)

Zoe’s Kitchen, Inc.	(19,600)	(427,868)

		(2,418,370)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Semiconductors

First Solar Inc.	(70,500)	$(2,198,895)

Integrated Device Technology, Inc.	(4,950)	(124,690)

SunPower Corp.	(24,875)	(165,170)

Synaptics Inc.	(14,725)	(830,196)

		(3,318,951)

Silver

Silver Wheaton Corp. (Canada)	(103,650)	(2,293,774)

Soft Drinks

Monster Beverage Corp.	(17,850)	(760,410)

Specialized Finance

On Deck Capital, Inc.	(170,400)	(857,112)

Specialized REIT’s

Life Storage, Inc.	(4,700)	(382,815)

Specialty Chemicals

Flotek Industries, Inc.	(106,800)	(1,128,876)

Platform Specialty Products Corp.	(103,100)	(1,251,634)

Senomyx, Inc.	(93,850)	(110,743)

		(2,491,253)

Specialty Stores

Signet Jewelers Ltd.	(24,200)	(1,879,614)

Tractor Supply Co.	(14,200)	(1,046,114)

		(2,925,728)

Steel

Allegheny Technologies, Inc.	(54,150)	(1,176,679)

Systems Software

FireEye, Inc.	(120,900)	(1,638,195)

Tableau Software, Inc.	(42,275)	(2,022,436)

		(3,660,631)

Technology Hardware, Storage & Peripherals

Cray, Inc.	(34,450)	(590,817)

Immersion Corp.	(7,050)	(72,545)

Nimble Storage, Inc.	(208,700)	(1,788,559)

USA Technologies, Inc.	(85,750)	(360,150)

		(2,812,071)

Thrifts & Mortgage Finance

LendingTree, Inc.	(6,050)	(676,995)

Trading Companies & Distributors

EnviroStar, Inc.	(4,900)	(73,500)

Trucking

Hertz Global Holdings, Inc.	(13,650)	(286,241)

Werner Enterprises Inc.	(17,950)	(504,395)

		(790,636)

Total Equity Securities - Short		$(148,456,363)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco All Cap Market Neutral Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco All Cap Market Neutral Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

G.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco All Cap Market Neutral Fund

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$147,015,842	$—	$—	$147,015,842
Money Market Funds	15,566,773	—	—	15,566,773
	162,582,615	—	—	162,582,615
Swap Agreements*	—	(1,649,614)	—	(1,649,614)
Total Investments	$162,582,615	$(1,649,614)	$—	$160,933,001
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Derivative Liabilities	Value
Equity Risk
Unrealized depreciation on swap agreements—OTC	$(1,649,614)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,649,614)

Invesco All Cap Market Neutral Fund

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements	$(5,024,567)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(9,573,171)
Total	$(14,597,738)

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$147,608,533

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $31,198,063 and $55,691,932, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,446,864
Aggregate unrealized (depreciation) of investment securities	(5,623,181)
Net unrealized appreciation of investment securities	$20,823,683
Cost of investments for tax purposes is $141,758,932.

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings January 31, 2017

invesco.com/us	IBRA-QTR-1 01/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

January 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–37.63%

U.S. Treasury Bills–12.27%(a)

U.S. Treasury Bills	0.61%	06/08/2017	$35,150,000	$35,086,129
U.S. Treasury Bills	0.64%	06/15/2017	65,830,000	65,702,561
U.S. Treasury Bills	0.47%	06/22/2017	339,000,000	338,302,814
U.S. Treasury Bills	0.62%	07/06/2017	37,600,000	37,508,518
U.S. Treasury Bills	0.60%	07/27/2017	64,900,000	64,703,249
U.S. Treasury Bills	0.57%	08/17/2017	100,000,000	99,657,931
				640,961,202

U.S. Treasury Notes–25.36%

U.S. Treasury Floating Rate Notes (b)	0.78%	01/31/2018	541,980,000	543,417,873
U.S. Treasury Floating Rate Notes (b)	0.70%	04/30/2018	479,266,000	480,128,679
U.S. Treasury Floating Rate Notes (b)	0.68%	07/31/2018	301,420,000	301,810,312
				1,325,356,864
Total U.S. Treasury Securities (Cost $1,963,692,930)				1,966,318,066

		Expiration Date

Commodity-Linked Securities–3.54%

Canadian Imperial Bank of Commerce, Commodity-Linked EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2) (c)		08/22/2017	83,500,000	77,819,228
RBC Capital Markets, LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 04 Excess Return Index) (c)		08/15/2017	107,350,000	106,909,204
Total Commodity-Linked Securities (Cost $190,850,000)				184,728,432

			Shares

Money Market Funds–52.86%

Government & Agency Portfolio – Institutional Class, 0.47% (d)			872,803,438	872,803,438
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class, 0.83% (d)			307,325,241	307,325,241
Treasury Obligations Portfolio – Institutional Class, 0.36% (d)			1,000,000,000	1,000,000,000
Treasury Portfolio – Institutional Class, 0.40% (d)			581,868,959	581,868,959
Total Money Market Funds (Cost $2,761,997,638)				2,761,997,638
TOTAL INVESTMENTS–94.03% (Cost $4,916,540,568)				4,913,044,136
OTHER ASSETS LESS LIABILITIES–5.97%				312,143,649
NET ASSETS–100.00%				$5,225,187,785

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(e)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	1,445	September-2017	$81,758,100	$(1,975,395)
Gasoline Reformulated Blendstock Oxygenate Blending	Long	1,742	March-2017	113,411,516	(6,598,026)
Heating Oil	Long	708	April-2017	48,701,621	1,131,013
Natural Gas	Long	575	December-2017	19,952,500	(90,578)
Silver	Long	1,608	March-2017	141,045,720	6,866,603
WTI Crude	Long	1,175	July-2017	64,272,500	(1,216,105)
Subtotal—Commodity Risk					(1,882,488)
Dow Jones EURO STOXX 50 Index	Long	12,070	March-2017	421,395,649	5,925,211
E-Mini S&P 500 Index	Long	3,120	March-2017	354,822,000	3,253,195
FTSE 100 Index	Long	4,550	March-2017	403,261,346	10,029,481
Hang Seng Index	Long	2,190	February-2017	329,280,439	6,277,434
Russell 2000 Index Mini	Long	4,230	March-2017	287,534,250	(3,669,266)
Tokyo Stock Price Index	Long	3,440	March-2017	462,221,435	8,632,845
Subtotal—Equity Risk					30,448,900
Australian 10 Year Bonds	Long	10,410	March-2017	1,012,424,893	7,512,805
Canadian 10 Year Bonds	Long	7,180	March-2017	758,420,782	(8,978,798)
Euro Bonds	Long	670	March-2017	117,268,386	(70,062)
Long Gilt	Long	6,330	March-2017	986,354,947	(612,712)
U.S. Treasury Long Bonds	Long	2,990	March-2017	451,022,813	(1,852,654)
Subtotal—Interest Rate Risk					(4,001,421)
Total Future Contracts					$24,564,991

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	179,000	October-2017	$84,245,491	$3,393,912
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index	0.30	1,485,000	April-2017	107,392,676	5,126,814
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	125,500	July-2017	115,692,577	0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	49,200	January-2018	41,914,922	0
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	267,000	April-2017	56,785,453	166,528
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	770,000	October-2017	77,284,284	(450,296)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	1,060,000	December-2017	52,718,570	(358,492)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	615,000	June-2017	96,175,853	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	33,000	September-2017	3,369,874	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	1,135,000	August-2017	57,283,700	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	786,000	October-2017	77,784,430	854,240
Subtotal—Commodity Risk							8,732,706
Goldman Sachs International	Receive	Hang Seng Index Futures	—	380	February-2017	57,135,419	1,032,903
Subtotal—Equity Risk							1,032,903
Total Swap Agreements							$9,765,609

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Investment Abbreviations:

EMTN — Euro Medium Term Notes

Index Information:

Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.
RBC Enhanced Agricultural Basket 04 Excess Return Index	—	a commodity index composed of futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.
Monthly Rebalance Commodity Excess Return Index	—	a commodity index composed of futures contracts on Cocoa, Coffee ‘C’, Corn, Cotton No.2, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar No.11 and Wheat.
Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Copper.
Single Commodity Index Excess Return	—	a commodity index that provides exposure to futures contracts on Gold.

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2017.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $184,728,432, which represented 3.54% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

(e)	Futures contracts collateralized by $273,220,000 cash held by Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Balanced-Risk Allocation Fund

D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

Invesco Balanced-Risk Allocation Fund

G.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Invesco Balanced-Risk Allocation Fund

I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$1,966,318,066	$—	$1,966,318,066
Commodity-Linked Securities	—	184,728,432	—	184,728,432
Money Market Funds	2,761,997,638	—	—	2,761,997,638
	2,761,997,638	2,151,046,498	—	4,913,044,136
Futures Contracts*	24,564,991	—	—	24,564,991
Swap Agreements*	—	9,765,609	—	9,765,609
Total Investments	$2,786,562,629	$2,160,812,107	$—	$4,947,374,736

* Unrealized appreciation.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco Balanced-Risk Allocation Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$7,997,616	$34,118,166	$7,512,805	$49,628,587
Unrealized appreciation on swap agreements—OTC	9,541,494	1,032,903	—	10,574,397
Total Derivative Assets	17,539,110	35,151,069	7,512,805	60,202,984
Derivatives not subject to master netting agreements	(7,997,616)	(34,118,166)	(7,512,805)	(49,628,587)
Total Derivative Assets subject to master netting agreements	$9,541,494	$1,032,903	$—	$10,574,397

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$(9,880,104)	$(3,669,266)	$(11,514,226)	$(25,063,596)
Unrealized depreciation on swap agreements—OTC	(808,788)	—	—	(808,788)
Total Derivative Liabilities	(10,688,892)	(3,669,266)	(11,514,226)	(25,872,384)
Derivatives not subject to master netting agreements	9,880,104	3,669,266	11,514,226	25,063,596
Total Derivative Liabilities subject to master netting agreements	$(808,788)	$—	$—	$(808,788)

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(3,865,584)	$123,592,215	$(185,161,075)	$(65,434,444)
Swap agreements	37,617,285	(2,272,561)	(905,445)	34,439,279
Change in Net Unrealized Appreciation:
Futures contracts	21,875,887	12,615,043	85,173,596	119,664,526
Swap agreements	58,151	2,696,232	269,449	3,023,832
Total	$55,685,739	$136,630,929	$(100,623,475)	$91,693,193

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$5,663,598,139	$832,475,258

Invesco Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $0 and $72,037,582, respectively. During the same period, there were no purchases and sales of long-term U.S. Treasury obligations. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,740,951
Aggregate unrealized (depreciation) of investment securities	(6,295,657)
Net unrealized appreciation (depreciation) of investment securities	$(3,554,706)
Cost of investments for tax purposes is $4,916,598,842.

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	BRCS-QTR-1	01/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

January 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–41.12%

U.S. Treasury Bills–19.61%(a)

U.S. Treasury Bills (b)	0.46%	04/06/2017	$13,360,000	$ 13,348,835
U.S. Treasury Bills (b)	0.61%	06/08/2017	11,960,000	11,938,267
U.S. Treasury Bills	0.64%	06/15/2017	26,870,000	26,817,983
U.S. Treasury Bills	0.47%	06/22/2017	29,000,000	28,940,359
U.S. Treasury Bills	0.62%	07/06/2017	5,400,000	5,386,862
U.S. Treasury Bills	0.60%	07/27/2017	10,550,000	10,518,017
U.S. Treasury Bills (b)	0.57%	08/17/2017	68,440,000	68,205,888
				165,156,211

U.S. Treasury Notes–21.51%(c)

U.S. Treasury Floating Rate Notes	0.78%	01/31/2018	71,290,000	71,479,132
U.S. Treasury Floating Rate Notes	0.70%	04/30/2018	59,190,000	59,296,542
U.S. Treasury Floating Rate Notes	0.68%	07/31/2018	50,360,000	50,425,212
				181,200,886
Total U.S. Treasury Securities (Cost $346,009,199)				346,357,097
		Expiration Date

Commodity-Linked Securities–5.93%

Barclays PLC (United Kingdom), U.S. Federal Funds (Effective) rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (d)		06/12/2017	20,250,000	27,763,949
International Bank for Reconstruction and Development (The), U.S. Federal Funds (Effective) rate minus 0.60% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (d)		04/26/2018	20,000,000	22,213,789
Total Commodity-Linked Securities (Cost $40,250,000)				49,977,738
			Shares

Exchange-Traded Funds–0.99%

PowerShares DB Gold Fund (Cost $12,226,346) (e)			215,000	8,372,100

Money Market Funds–46.56%

Government & Agency Portfolio – Institutional Class, 0.47% (f)			191,177,866	191,177,866
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class, 0.83% (f)			73,512,219	73,512,219
Treasury Portfolio – Institutional Class, 0.40% (f)			127,451,911	127,451,911
Total Money Market Funds (Cost $392,141,996)				392,141,996
TOTAL INVESTMENTS–94.60% (Cost $790,627,541)		796,848,931
OTHER ASSETS LESS LIABILITIES–5.40%		45,483,162
NET ASSETS–100.00%				$ 842,332,093

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Cocoa	Short	194	May-2017	$(4,077,880)	$142,832
Coffee C	Long	183	May-2017	10,431,000	(1,316,717)
Corn	Long	345	July-2017	6,447,188	25,117
Cotton No. 2	Long	1,210	March-2017	45,338,700	2,167,701
Lean Hogs	Short	106	April-2017	(2,936,200)	(384,471)
LME Nickel	Short	176	March-2017	(10,483,968)	323,646
LME Zinc	Long	147	June-2017	10,527,038	896,244
Natural Gas	Long	3,000	December-2017	26,025,000	(266,550)
NYH RBOB Gasoline (Globex)	Long	850	March-2017	55,338,570	(3,227,859)
Soybeans	Long	868	July-2017	45,222,800	925,082
Wheat	Short	29	July-2017	(648,513)	(29,751)
Total Futures Contracts—Commodity Risk					$(744,726)

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Excess Return Index	0.35%	119,700	March–2017	$34,307,253	$(566,911)
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37	148,600	January-2018	34,360,570	124,230
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	10,500	January-2018	1,267,168	(4,242)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.30	10,300	June–2017	3,296,642	(125,535)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	94,200	March–2017	24,395,916	(442,919)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index	0.30	178,000	April-2017	12,872,658	614,527
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	438,000	October–2017	17,483,222	467,074
Goldman Sachs International	Receive	Enhanced Strategy Sugar A141 on the S&P GSCI Sugar Excess Return Index	0.37	137,600	March–2017	39,381,437	25,387
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.30	37,950	January-2018	45,517,382	27,210
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	110,000	April–2017	23,394,756	68,607
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return Index	0.09	590,000	October–2017	59,217,828	(345,032)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	170,200	May–2017	34,226,811	1,134,843
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	83,300	January-2018	21,661,124	196,821
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	36,000	June–2017	5,629,806	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	706,000	September–2017	72,094,884	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	141,250	May–2017	81,355,113	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	580,000	August–2017	29,272,728	0
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll Index	0.30	91,500	April–2017	14,723,045	(469,596)
Total Swap Agreements—Commodity Risk							$704,464

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Index Information:
Barclays Diversified Energy-Metals— Total Return Index	a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contacts. See Note 1E and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2017.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $49,977,738, which represented 5.93% of the Fund’s Net Assets.

(e)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2017 represented 0.99% of the Fund’s Net Assets. See Note 4.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as

Invesco Balanced-Risk Commodity Strategy Fund

D.	Structured Securities – (continued)

unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Invesco Balanced-Risk Commodity Strategy Fund

G.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$346,357,097	$—	$ 346,357,097

Commodity-Linked Securities	—	49,977,738	—	49,977,738

Exchange-Traded Funds	8,372,100	—	—	8,372,100

Money Market Funds	392,141,996	—	—	392,141,996

	400,514,096	396,334,835	—	796,848,931

Futures Contracts*	(744,726)	—	—	(744,726)

Swap Agreements*	—	704,464	—	704,464

Total Investments	$399,769,370	$397,039,299	$—	$ 796,808,669

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco Balanced-Risk Commodity Strategy Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$4,480,622
Unrealized appreciation on swap agreements—OTC	2,658,699
Total Derivative Assets	7,139,321
Derivatives not subject to master netting agreements	(4,480,622)
Total Derivative Assets subject to master netting agreements	$2,658,699

Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(5,225,348)
Unrealized depreciation on swap agreements—OTC	(1,954,235)
Total Derivative Liabilities	(7,179,583)
Derivatives not subject to master netting agreements	5,225,348
Total Derivative Liabilities subject to master netting agreements	$(1,954,235)

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Commodity Risk
Realized Gain:
Futures contracts	$1,420,809
Swap agreements	16,560,809
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,570,133)
Swap agreements	4,265,465
Total	$20,676,950

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$206,684,501	$597,640,266

Invesco Balanced-Risk Commodity Strategy Fund

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 01/31/17	Dividend Income
PowerShares DB Gold Fund	$15,900,500	$—	$(6,521,734)	$1,109,307	$(2,115,973)	$8,372,100	$—

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $0 and $6,521,734, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$20,578,828
Aggregate unrealized (depreciation) of investment securities	(7,691,659)
Net unrealized appreciation of investment securities	$12,887,169
Cost of investments for tax purposes is $783,961,762.

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	DVM-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.58%

Brazil–19.75%

Ambev S.A. -ADR	6,007,120	$32,378,377

Arcos Dorados Holdings, Inc. -Class A (a)(b)	6,901,924	40,031,159

Banco Bradesco S.A. -ADR	6,151,448	63,544,458

BM&FBOVESPA S.A.	14,869,420	87,318,558

BR Malls Participacoes S.A. (b)	12,605,580	58,731,157

CETIP S.A. - Mercados Organizados	4,354,486	65,068,701

Cielo S.A.	5,405,747	45,479,249

Duratex S.A. (b)	12,791,942	30,632,570

Fleury S.A.	6,261,500	75,528,169

TOTVS S.A.	1,387,900	11,500,266

Wilson Sons Ltd. -BDR	962,600	9,507,840

		519,720,504

China–12.24%

Baidu, Inc. -ADR(b)	98,098	17,174,017

China Mobile Ltd.	6,100,000	69,346,029

Fuyao Glass Industry Group Co., Ltd. -Class A	4,959,490	13,453,203

Industrial & Commercial Bank of China Ltd. -Class H	58,050,000	35,548,061

Kweichow Moutai Co., Ltd. -Class A	886,561	44,313,579

Lee & Man Paper Manufacturing Ltd.	51,735,000	46,448,022

NetEase, Inc. -ADR	241,880	61,413,332

Stella International Holdings Ltd.	11,189,000	17,058,875

Want Want China Holdings Ltd.	24,448,000	17,461,220

		322,216,338

Egypt–0.39%

Egyptian Financial Group-Hermes Holding Co. (b)	7,922,002	10,350,779

France–0.83%

Bollore S.A.	5,436,306	21,796,847

Hong Kong–4.23%

Galaxy Entertainment Group Ltd.	6,518,000	30,941,426

WH Group Ltd. -REGS (c)	105,929,500	80,333,377

		111,274,803

Hungary–2.55%

Richter Gedeon Nyrt	3,104,462	66,973,929

Indonesia–5.94%

PT Bank Central Asia Tbk	32,068,500	36,865,288

PT Bank Mandiri Persero Tbk	30,063,300	24,511,180

PT Perusahaan Gas Negara Persero Tbk	103,063,000	22,202,217

PT Telekomunikasi Indonesia Persero Tbk	248,402,100	72,634,340

		156,213,025

	Shares	Value

Israel–1.64%

Israel Chemicals Ltd.	3,907,788	$17,960,689

Teva Pharmaceutical Industries Ltd. -ADR	755,127	25,243,895

		43,204,584

Malaysia–1.93%

Public Bank Bhd.	11,209,800	50,878,848

Mexico–5.86%

Bolsa Mexicana de Valores, S.A.B. de C.V.	18,609,756	25,347,264

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	975,688	73,401,008

Grupo Televisa S.A.B. -ADR	1,250,445	28,009,968

Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	15,332,703	27,597,476

		154,355,716

Nigeria–0.86%

Zenith Bank PLC	440,176,509	22,565,415

Peru–1.36%

Credicorp Ltd.	218,960	35,839,373

Philippines–2.24%

Energy Development Corp.	246,329,900	26,995,599

SM Prime Holdings Inc.	53,774,300	32,056,376

		59,051,975

Russia–9.86%

Gazprom PAO -ADR	4,731,713	23,456,770

Mobile TeleSystems PJSC -ADR	2,436,494	25,510,092

Sberbank of Russia PJSC	25,812,144	73,881,377

Sberbank of Russia PJSC -Preference Shares	35,854,175	76,640,522

Yandex N.V. -Class A (b)	2,592,126	59,981,796

		259,470,557

South Korea–2.70%

NAVER Corp.	72,058	47,032,858

Samsung Electronics Co., Ltd.	14,170	24,073,925

		71,106,783

Taiwan–2.77%

Taiwan Semiconductor Manufacturing Co. Ltd.	12,235,000	72,821,691

Thailand–3.42%

Kasikornbank PCL	16,868,700	90,086,195

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

	Shares	Value

Turkey–5.01%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,181,985	$17,882,244

EIS Eczacibasi Ilaç, Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	12,948,995	11,167,798

Haci Omer Sabanci Holding A.S.	28,928,223	76,531,516

Tupras-Turkiye Petrol Rafinerileri A.S.	1,210,357	26,293,625

		131,875,183

Total Common Stocks & Other Equity Interests (Cost $1,967,435,492)		2,199,802,545

	Shares	Value

Money Market Funds–16.49%

Government & Agency Portfolio – Institutional Class, 0.47% (d)	260,500,451	$260,500,451

Treasury Portfolio – Institutional Class, 0.40% (d)	173,666,968	173,666,968

Total Money Market Funds (Cost $434,167,419)		434,167,419

TOTAL INVESTMENTS–100.07% (Cost $2,401,602,911)		2,633,969,964

OTHER ASSETS LESS LIABILITIES–(0.07)%		(1,887,077)

NET ASSETS–100.00%		$2,632,082,887

Investment Abbreviations:

ADR              —American Depositary Receipt

BDR              —Brazilian Depositary Receipt

REGS            —Regulation S

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2017 represented 1.52% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented 3.05% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Developing Markets Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Developing Markets Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $439,007,662 and from Level 2 to Level 1 of $263,698,658, due to foreign fair value adjustments.

Invesco Developing Markets Fund

	Level 1	Level 2	Level 3	Total

Brazil	$519,720,504	$—	$—	$519,720,504

China	78,587,349	243,628,989	—	322,216,338

Egypt	10,350,779	—	—	10,350,779

France	—	21,796,847	—	21,796,847

Hong Kong	—	111,274,803	—	111,274,803

Hungary	—	66,973,929	—	66,973,929

Indonesia	46,713,397	109,499,628	—	156,213,025

Israel	25,243,895	17,960,689	—	43,204,584

Malaysia	50,878,848	—	—	50,878,848

Mexico	154,355,716	—	—	154,355,716

Nigeria	22,565,415	—	—	22,565,415

Peru	35,839,373	—	—	35,839,373

Philippines	59,051,975	—	—	59,051,975

Russia	85,491,888	173,978,669	—	259,470,557

South Korea	71,106,783	—	—	71,106,783

Taiwan	—	72,821,691	—	72,821,691

Thailand	90,086,195	—	—	90,086,195

Turkey	120,707,385	11,167,798	—	131,875,183

Money Market Funds	434,167,419	—	—	434,167,419

Total Investments	$1,804,866,921	$829,103,043	$—	$2,633,969,964

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/17	Dividend Income
Arcos Dorados Holdings, Inc.	$34,984,330	$7,134,273	$—	$(2,087,444)	$—	$40,031,159	$—

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $169,355,144 and $10,491,528, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$467,415,121
Aggregate unrealized (depreciation) of investment securities	(239,328,933)
Net unrealized appreciation of investment securities	$228,086,188
Cost of investments for tax purposes is $2,405,883,776.

Invesco Developing Markets Fund

Invesco Emerging Markets Flexible Bond Fund
Quarterly Schedule of Portfolio Holdings January 31, 2017

invesco.com/us	EMFB-QTR-1 01/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

January 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–61.58%

Angola–0.95%

Republic of Angola Via Northern Lights III B.V., REGS, Sr. Sec. Euro Notes, 7.00%, 08/16/2019(a)	$618,750	$ 633,204

Argentina–3.04%

Argentine Republic Government International Bond Sr. Unsec. Notes, 5.63%, 01/26/2022(a)	144,000	144,579
6.88%, 01/26/2027(a)	167,000	166,299
Banco Hipotecario S.A., REGS, Sr. Unsec. Euro Notes, 9.75%, 11/30/2020(a)	500,000	556,250
Generación Mediterránea S.A./Generación Frías S.A./Central Térmica Roca S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 9.63%, 07/27/2023(a)	600,000	631,500
YPF S.A., REGS, Sr. Unsec. Euro Notes, 8.50%, 07/28/2025(a)	500,000	527,405
		2,026,033

Azerbaijan–1.44%

International Bank of Azerbaijan OJSC, REGS, Sr. Unsec. Euro Notes, 5.63%, 06/11/2019(a)	200,000	201,874
Southern Gas Corridor CJSC, Sr. Unsec. Government. Gtd. Notes, 6.88%, 03/24/2026(a)	700,000	759,271
		961,145

Bahrain–1.35%

Bahrain Government International Bond, Sr. Unsec. Bonds, 7.00%, 10/12/2028(a)	880,000	904,491

Brazil–12.07%

BRF GmbH, Sr. Unsec. Gtd. Notes, 4.35%, 09/29/2026(a)	321,000	302,141
BTG Investments L.P., REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 04/17/2018(a)	1,550,000	1,529,106
Cosan Luxembourg S.A., Sr. Unsec. Gtd. Notes, 7.00%, 01/20/2027(a)	495,000	518,512
Cosan Overseas Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 12/31/2049(a)	700,000	704,900
Marfrig Holdings Europe B.V., Sr. Unsec. Gtd. Notes, 8.00%, 06/08/2023(a)	400,000	423,500
Minerva Luxembourg S.A., Sr. Unsec. Gtd. Notes, 6.50%, 09/20/2026(a)	1,006,000	1,001,375
Odebrecht Drilling Norbe VIII/IX Ltd., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.35%, 06/30/2022(a)	143,000	65,780
Odebrecht Finance Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 5.25%, 06/27/2029(a)	200,000	86,500

	Principal Amount	Value

Brazil–(continued)

Petrobras Global Finance B.V. Sr. Unsec. Gtd. Global Notes, 6.13%, 01/17/2022	$139,000	$ 143,518
8.75%, 05/23/2026	1,800,000	2,025,000
Vale Canada Ltd., Sr. Unsec. Global Bonds, 7.20%, 09/15/2032	200,000	208,265
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/21/2036	250,000	258,750
Votorantim Cimentos S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/05/2041(a)	800,000	783,920
		8,051,267

Canada–2.07%

Enbridge Inc., Series 2016-A, Unsec. Sub. Global Notes, 6.00%, 01/15/2077	294,000	300,535
First Quantum Minerals Ltd., Sr. Unsec. Gtd. Notes, 7.25%, 10/15/2019(a)	1,049,000	1,084,404
		1,384,939

Colombia–1.94%

Avianca Holdings S.A./Avianca Leasing LLC/ Grupo Taca Holdings, REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(a)	1,000,000	1,000,000
Colombia Government International Bond, Sr. Unsec. Global Notes, 3.88%, 04/25/2027	300,000	294,024
		1,294,024

Costa Rica–1.08%

Banco Nacional de Costa Rica, REGS, Sr. Unsec. Euro Notes, 6.25%, 11/01/2023(a)	700,000	722,400

Ecuador–1.60%

Ecuador Government International Bond, REGS, Sr. Unsec. Euro Bonds, 10.75%, 03/28/2022(a)	950,000	1,068,750

Egypt–0.37%

Egypt Government International Bond, Sr. Unsec. Notes, 6.13%, 01/31/2022(a)	249,000	249,845

El Salvador–0.83%

AES El Salvador Trust II, REGS, Sr. Unsec. Gtd. Euro Notes, 6.75%, 03/28/2023(a)	600,000	556,500

Georgia–0.72%

BGEO Group JSC, Sr. Unsec. Bonds, 6.00%, 07/26/2023(a)	475,000	481,057

Ghana–1.25%

Ghana Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.88%, 08/07/2023(a)	850,000	832,851

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Flexible Bond Fund

	Principal Amount	Value

Honduras–1.63%

Honduras Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.50%, 03/15/2024(a)	$1,000,000	$1,089,070

India–4.00%

Adani Ports & Special Economic Zone Ltd., Sr. Unsec. Notes, 3.95%, 01/19/2022(a)	207,000	206,018
Delhi International Airport (Pvt.) Ltd., Sr. Sec. First Lien Bonds, 6.13%, 10/31/2026(a)	1,000,000	1,035,585
Vedanta Resources PLC REGS, Sr. Unsec. Euro Notes, 7.13%, 05/31/2023(a)	1,050,000	1,074,937
Sr. Unsec. Notes, 6.38%, 07/30/2022(a)	350,000	352,625
		2,669,165

Ireland–0.30%

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(a)	200,000	201,750

Ivory Coast–0.59%

Ivory Coast Government International Bond, REGS, Sr. Unsec. Euro Notes, 6.38%, 03/03/2028(a)	400,000	390,860

Jamaica–0.96%

Digicel Group Ltd., REGS, Sr. Unsec. Euro Notes, 7.13%, 04/01/2022(a)	800,000	643,648

Kazakhstan–1.48%

Zhaikmunai LLP, REGS, Sr. Unsec. Gtd. Euro Notes, 6.38%, 02/14/2019(a)	1,000,000	986,795

Kenya–1.02%

Kenya Government International Bond, REGS, Sr. Unsec. Euro Notes, 6.88%, 06/24/2024(a)	700,000	678,136

Mexico–4.07%

Mexico City Airport Trust, REGS, Sr. Sec. Euro Bonds, 5.50%, 10/31/2046(a)	400,000	362,400
Petróleos Mexicanos Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	400,000	391,189
Sr. Unsec. Gtd. Global Notes, 6.75%, 09/21/2047	350,000	332,393
6.88%, 08/04/2026	300,000	318,779
Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(a)	108,000	110,413
6.50%, 03/13/2027(a)	98,000	101,255
SixSigma Networks México, S.A. de C.V., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 11/07/2021(a)	450,000	416,250
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R., Sr. Unsec. Gtd. Bonds, 7.25%, 09/27/2023(a)	700,000	684,808
		2,717,487

Peru–1.90%

Banco Internacional del Perú S.A.A. Interbank, REGS, Unsec. Sub. Euro Notes, 6.63%, 03/19/2029(a)	500,000	545,000

	Principal Amount	Value

Peru–(continued)

Southern Copper Corp., Sr. Unsec. Global Notes, 5.88%, 04/23/2045	$700,000	$720,125
		1,265,125

Russia–5.21%

Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsec. Notes, 5.88%, 11/07/2021(a)	300,000	301,875
Evraz Group S.A., REGS, Sr. Unsec. Euro Bonds, 8.25%, 01/28/2021(a)	600,000	673,956
Gazprom OAO Via Gaz Capital S.A., REGS, Sr. Unsec. Medium-Term Euro Notes, 8.63%, 04/28/2034(a)	630,000	814,243
GTH Finance B.V., Sr. Unsec. Gtd. Notes, 6.63%, 04/26/2023(a)	857,000	938,415
Russian Foreign Bond, REGS, Sr. Unsec. Euro Bonds, 5.63%, 04/04/2042(a)	200,000	217,274
Vnesheconombank Via VEB Finance PLC, REGS, Sr. Unsec. Euro Notes, 6.03%, 07/05/2022(a)	500,000	532,993
		3,478,756

Saudi Arabia–0.43%

Saudi Government Internaional Bond, Sr. Unsec. Notes, 3.25%, 10/26/2026(a)	300,000	286,716

South Africa–2.44%

Eskom Holdings SOC Ltd., REGS, Sr. Unsec. Euro Notes, 7.13%, 02/11/2025(a)	300,000	304,112
MTN (Mauritius) Investments Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 10/13/2026(a)	1,006,000	1,019,833
Republic of South Africa Government International Bond, Sr. Unsec. Global Notes, 4.88%, 04/14/2026	300,000	302,480
		1,626,425

Spain–0.29%

Codere Finance 2 (Luxembourg) S.A., Sr. Sec. Notes, 7.63%, 11/01/2021(a)	200,000	191,250

Sri Lanka–0.66%

Sri Lanka Government International Bond, Sr. Unsec. Bonds, 6.83%, 07/18/2026(a)	438,000	438,053

Turkey–0.29%

Turkcell Iletisim Hizmetleri A.S., REGS, Sr. Unsec. Euro Notes, 5.75%, 10/15/2025(a)	200,000	194,530

Ukraine–1.99%

Kernel Holding S.A., Sr. Unsec. Gtd. Notes, 8.75%, 01/31/2022(a)	343,000	346,053
MHP S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 04/02/2020(a)	700,000	692,209
Ukraine Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.75%, 09/01/2021(a)	300,000	290,850
		1,329,112

United Kingdom–0.98%

Tullow Oil PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 6.25%, 04/15/2022(a)	700,000	651,000

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Flexible Bond Fund

	Principal Amount		Value
United States–4.03%

AES Argentina Generación S.A., Sr. Unsec. Notes, 7.75%, 02/02/2024(a)		$355,000	$356,846
American Airlines Pass Through Trust, Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026		179,000	181,909
Communications Sales & Leasing, Inc./CSL Capital LLC, Sr. Unsec. Gtd. Notes, 7.13%, 12/15/2024(a)		370,000	375,550
Crown Castle International Corp., Sr. Unsec. Notes, 4.00%, 03/01/2027		1,036,000	1,037,134
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(a)		293,000	301,057
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057		345,000	358,800
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(a)		74,000	75,943
			2,687,239

Zambia–0.60%

Zambia Government International Bond, REGS, Sr. Unsec. Euro Notes, 8.50%, 04/14/2024(a)		400,000	399,804
Total U.S. Dollar Denominated Bonds & Notes (Cost $39,920,479)			41,091,427

Non-U.S. Dollar Denominated Bonds & Notes–19.23%(b)

India–1.05%

Province of British Columbia, Sr. Unsec. Bonds, 6.60%, 01/09/2020(a)	INR	47,000,000	701,481

Indonesia–2.50%

Indonesia Treasury Bond, Sr. Unsec. Bonds, 9.50%, 07/15/2031	IDR	20,000,000,000	1,667,918

Mexico–10.40%

Mexican Bonos Sr. Unsec. Bonds, 6.50%, 06/09/2022	MXN	100,000,000	4,652,898
7.50%, 06/03/2027	MXN	47,890,000	2,287,295
			6,940,193

Russia–3.34%

Russian Federal Bond - OFZ, Unsec. Bonds, 6.40%, 05/27/2020	RUB	140,000,000	2,228,151

South Africa–1.94%

South Africa Government Bond, Unsec. Bonds, 8.75%, 02/28/2048	ZAR	19,000,000	1,294,212
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,419,744)			12,831,955

	Principal Amount		Value
Credit-Linked Securities–5.54%(b)

United Kingdom–5.54%

Standard Chartered Bank REGS, Sr. Unsec. Medium-Term Euro Notes (Credit-Linked to India Government Bonds, 7.80%, 05/03/2020), 7.80%, 05/05/2020(a)	INR	33,600,000	$515,224
REGS, Sr. Unsec. Medium-Term Euro Notes (Credit-Linked to India Government Bonds, 8.12%, 12/10/2020), 8.12%, 12/14/2020(a)	INR	40,000,000	623,827
REGS, Sr. Unsec. Medium-Term Euro Notes (Credit-Linked to India Government Bonds, 8.28%, 09/21/2027), 8.28%, 09/23/2027(a)	INR	58,000,000	946,041
Sr. Unsec. Notes Medium-Term Euro Notes (Credit-Linked to India Government Bonds, 8.40%, 07/28/2024), 8.40%, 07/30/2024(a)	INR	100,000,000	1,614,661
Total Credit-Linked Securities (Cost $3,781,147)			3,699,753

U.S. Treasury Bills–0.16%(c)

0.60%, 05/04/2017 (Cost $104,840)		$105,000	104,864

	Shares

Money Market Funds–8.20%

Government & Agency Portfolio – Institutional Class, 0.47% (d)		3,281,088	3,281,088
Treasury Portfolio – Institutional Class, 0.40% (d)		2,187,392	2,187,392
Total Money Market Funds (Cost $5,468,480)			5,468,480

Options Purchased–0.02%

(Cost $66,190)(e)			13,025
TOTAL INVESTMENTS–94.73% (Cost $61,760,880)			63,209,504
OTHER ASSETS LESS LIABILITIES–5.27%			3,518,888
NET ASSETS–100.00%			$66,728,392

Investment Abbreviations:
Ctfs.	—Certificates
Gtd.	— Guaranteed
IDR	— Indonesian Rupiah
INR	— Indian Rupee
Jr.	— Junior
MXN	— Mexican Peso
REGS	— Regulation S
RUB	— Russian Ruble
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
ZAR	— South African Rand

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Flexible Bond Fund

Notes to Consolidated Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $38,619,760, which represented 57.88% of the Fund’s Net Assets.

(b)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

(e)	The table below details options purchased. See Notes 1H, 1I and Note 3.

Open Over-The-Counter Credit Default Swaptions Purchased—Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Put	JPMorgan Chase Bank, N.A.	80.00%	Receive	Markit iTraxx Europe Index, Series 26, Version 1	03/15/2017	0.73%	EUR 1,050,000	$1,566

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus CAD	Call	Royal Bank of Canada	06/13/2017	CAD	1.368	USD	1,300,000	$ 8,832
USD versus MXN	Call	Bank of America Merrill Lynch	02/10/2017	MXN	21.785	USD	1,400,000	2,534
USD versus MXN	Put	Morgan Stanley Capital Services LLC	02/10/2017	MXN	19.065	USD	1,400,000	93
Subtotal Foreign Currency Options Purchased—Currency Risk								$11,459
Total Options Purchased (Cost $66,190)								$13,025

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	Euro
MXN	—	Mexican Peso
USD	—	U.S. Dollar

(a) Implied credit spreads represent the current level as of January 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Flexible Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Emerging Markets Flexible Bond Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Emerging Markets Flexible Bond Cayman Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Emerging Markets Flexible Bond Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

Invesco Emerging Markets Flexible Bond Fund

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of

Invesco Emerging Markets Flexible Bond Fund

H.	Call Options Purchased and Written–(continued)

Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

Invesco Emerging Markets Flexible Bond Fund

J.	Swap Agreements – (continued)

If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

K.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

L.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Emerging Markets Flexible Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$41,091,427	$—	$41,091,427
Non-U.S. Dollar Denominated Bonds & Notes	—	12,831,955	—	12,831,955
Credit-Linked Securities	—	3,699,753	—	3,699,753
U.S. Treasury Bills	—	104,864	—	104,864
Money Market Funds	5,468,480	—	—	5,468,480
Options Purchased	—	13,025	—	13,025
	5,468,480	57,741,024	—	63,209,504
Forward Foreign Currency Contracts*	—	(511,377)	—	(511,377)
Futures Contracts*	118,386	—	—	118,386
Options Written*	—	(3,292)	—	(3,292)
Swap Agreements*	—	(91,722)	—	(91,722)
Total Investments	$5,586,866	$57,134,633	$—	$62,721,499

* Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Derivative Assets	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$—	$118,386	$118,386
Options purchased, at value—OTC(b)	1,566	11,459	—	13,025
Unrealized appreciation on forward foreign currency contracts outstanding	—	1,828,937	—	1,828,937
Total Derivative Assets	1,566	1,840,396	118,386	1,960,348
Derivatives not subject to master netting agreements	—	—	(118,386)	(118,386)
Total Derivative Assets subject to master netting agreements	$1,566	$1,840,396	$—	$1,841,962

Invesco Emerging Markets Flexible Bond Fund

Derivative Liabilities	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on swap agreements—Centrally Cleared(a)	$ —	$ —	$(12,896)	$ (12,896)
Unrealized depreciation on swap agreements—OTC	—	—	(78,826)	(78,826)
Options written, at value—OTC	(758)	(2,534)	—	(3,292)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(2,340,314)	—	(2,340,314)
Total Derivative Liabilities	(758)	(2,342,848)	(91,722)	(2,435,328)
Derivatives not subject to master netting agreements	—	—	12,896	12,896
Total Derivative Liabilities subject to master netting agreements	$ (758)	$(2,342,848)	$(78,826)	$(2,422,432)
(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements.

(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
02/28/2017	Barclays Bank PLC	AUD	2,950,000	USD	2,176,751	$2,234,846	$(58,095)
02/28/2017	Barclays Bank PLC	CLP	900,000,000	USD	1,353,587	1,387,799	(34,212)
02/28/2017	Barclays Bank PLC	PHP	100,000,000	USD	1,990,446	2,005,635	(15,189)
02/28/2017	Barclays Bank PLC	PLN	9,000,000	USD	2,206,986	2,246,618	(39,632)
02/28/2017	Barclays Bank PLC	SGD	2,000,000	USD	1,407,382	1,419,597	(12,215)
02/28/2017	Barclays Bank PLC	USD	2,188,855	AUD	2,950,000	2,234,846	45,991
02/28/2017	Barclays Bank PLC	USD	1,160,699	HUF	340,000,000	1,184,944	24,245
02/28/2017	Barclays Bank PLC	USD	4,425,005	PLN	18,000,000	4,493,236	68,231
02/28/2017	BNP Paribas S.A.	INR	75,000,000	USD	1,088,692	1,107,099	(18,407)
02/28/2017	BNP Paribas S.A.	KRW	1,600,000,000	USD	1,363,079	1,388,478	(25,399)
02/28/2017	BNP Paribas S.A.	SGD	2,000,000	USD	1,395,988	1,419,598	(23,610)
02/28/2017	Citigroup Global Markets Inc.	CAD	2,800,000	USD	2,074,309	2,152,477	(78,168)
02/28/2017	Citigroup Global Markets Inc.	EUR	4,200,000	USD	4,482,721	4,538,454	(55,733)
02/28/2017	Citigroup Global Markets Inc.	GBP	1,000,000	USD	1,231,278	1,258,524	(27,246)
02/28/2017	Citigroup Global Markets Inc.	HUF	1,617,000,000	USD	5,568,905	5,635,456	(66,551)
02/28/2017	Citigroup Global Markets Inc.	JPY	80,000,000	USD	681,151	709,084	(27,933)
02/28/2017	Citigroup Global Markets Inc.	MXN	45,000,000	USD	2,084,921	2,150,132	(65,211)
02/28/2017	Citigroup Global Markets Inc.	MYR	5,900,000	USD	1,332,129	1,330,443	1,686
02/28/2017	Citigroup Global Markets Inc.	THB	75,000,000	USD	2,085,755	2,135,237	(49,482)
02/28/2017	Citigroup Global Markets Inc.	TRY	8,900,000	USD	2,584,212	2,342,292	241,920
02/28/2017	Citigroup Global Markets Inc.	USD	1,375,048	CAD	1,800,000	1,383,735	8,687
02/28/2017	Citigroup Global Markets Inc.	USD	5,854,386	EUR	5,500,000	5,943,213	88,827
02/28/2017	Citigroup Global Markets Inc.	USD	1,237,438	GBP	1,000,000	1,258,524	21,086
02/28/2017	Citigroup Global Markets Inc.	USD	1,389,551	HUF	400,000,000	1,394,052	4,501
02/28/2017	Citigroup Global Markets Inc.	USD	514,160	JPY	60,000,000	531,813	17,653
02/28/2017	Citigroup Global Markets Inc.	USD	2,216,514	MXN	47,000,000	2,245,693	29,179
02/28/2017	Citigroup Global Markets Inc.	USD	2,102,018	THB	75,000,000	2,135,237	33,219
02/28/2017	Citigroup Global Markets Inc.	USD	2,472,512	TRY	8,900,000	2,342,293	(130,219)
02/28/2017	Citigroup Global Markets Inc.	USD	1,773,375	ZAR	24,500,000	1,809,148	35,773
02/28/2017	Citigroup Global Markets Inc.	ZAR	24,500,000	USD	1,779,283	1,809,149	(29,866)
02/28/2017	Goldman Sachs International	AUD	1,500,000	USD	1,116,820	1,136,362	(19,542)
02/28/2017	Goldman Sachs International	EUR	6,950,000	USD	7,383,420	7,510,060	(126,640)
02/28/2017	Goldman Sachs International	GBP	550,000	USD	667,276	692,188	(24,912)
02/28/2017	Goldman Sachs International	HUF	730,000,000	USD	2,463,263	2,544,145	(80,882)
02/28/2017	Goldman Sachs International	JPY	80,000,000	USD	682,990	709,085	(26,095)
02/28/2017	Goldman Sachs International	MXN	15,000,000	USD	708,109	716,711	(8,602)
02/28/2017	Goldman Sachs International	PLN	22,200,000	USD	5,230,565	5,541,658	(311,093)
02/28/2017	Goldman Sachs International	RUB	140,000,000	USD	2,310,031	2,312,414	(2,383)
02/28/2017	Goldman Sachs International	THB	72,000,000	USD	2,035,681	2,049,828	(14,147)
02/28/2017	Goldman Sachs International	TRY	4,800,000	USD	1,342,898	1,263,259	79,639
02/28/2017	Goldman Sachs International	USD	1,091,993	AUD	1,500,000	1,136,362	44,369
02/28/2017	Goldman Sachs International	USD	6,864,780	EUR	6,450,000	6,969,768	104,988
02/28/2017	Goldman Sachs International	USD	682,841	GBP	550,000	692,188	9,347

Invesco Emerging Markets Flexible Bond Fund

Open Forward Foreign Currency Contracts-(continued)
Settlement Date							Unrealized Appreciation (Depreciation)
		Contract to				Notional Value
	Counterparty	Deliver		Receive
02/28/2017	Goldman Sachs International	USD	4,034,414	HUF	1,207,000,000	$4,206,552	$172,138
02/28/2017	Goldman Sachs International	USD	694,445	JPY	80,000,000	709,085	14,640
02/28/2017	Goldman Sachs International	USD	731,771	MXN	15,000,000	716,711	(15,060)
02/28/2017	Goldman Sachs International	USD	5,152,748	PLN	21,200,000	5,292,034	139,286
02/28/2017	Goldman Sachs International	USD	2,048,947	THB	72,000,000	2,049,828	881
02/28/2017	Goldman Sachs International	USD	1,679,564	TRY	6,300,000	1,658,027	(21,537)
02/28/2017	Goldman Sachs International	ZAR	9,000,000	USD	659,036	664,585	(5,549)
02/28/2017	JPMorgan Chase Bank, N.A.	JPY	80,000,000	USD	680,890	709,084	(28,194)
02/28/2017	JPMorgan Chase Bank, N.A.	MXN	145,734,901	USD	6,985,323	6,963,318	22,005
02/28/2017	JPMorgan Chase Bank, N.A.	RUB	50,000,000	USD	751,557	825,862	(74,305)
02/28/2017	JPMorgan Chase Bank, N.A.	USD	719,382	IDR	9,680,000,000	723,356	3,974
02/28/2017	JPMorgan Chase Bank, N.A.	USD	347,183	JPY	40,000,000	354,543	7,360
02/28/2017	JPMorgan Chase Bank, N.A.	USD	964,001	MXN	20,000,000	955,614	(8,387)
02/28/2017	JPMorgan Chase Bank, N.A.	USD	2,396,967	RUB	153,000,000	2,527,138	130,171
02/28/2017	JPMorgan Chase Bank, N.A.	USD	1,324,859	ZAR	18,000,000	1,329,170	4,311
02/28/2017	JPMorgan Chase Bank, N.A.	ZAR	20,000,000	USD	1,381,802	1,476,856	(95,054)
02/28/2017	Morgan Stanley & Co. LLC	COP	4,150,000,000	USD	1,302,778	1,411,216	(108,438)
02/28/2017	Morgan Stanley & Co. LLC	GBP	1,070,000	USD	1,320,024	1,346,621	(26,597)
02/28/2017	Morgan Stanley & Co. LLC	IDR	19,680,000,000	USD	1,426,454	1,470,625	(44,171)
02/28/2017	Morgan Stanley & Co. LLC	SGD	4,900,000	USD	3,436,993	3,478,014	(41,021)
02/28/2017	Morgan Stanley & Co. LLC	TRY	3,800,000	USD	984,996	1,000,080	(15,084)
02/28/2017	Morgan Stanley & Co. LLC	USD	1,044,430	COP	3,150,000,000	1,071,164	26,734
02/28/2017	Morgan Stanley & Co. LLC	USD	1,328,918	GBP	1,070,000	1,346,620	17,702
02/28/2017	Morgan Stanley & Co. LLC	USD	730,460	IDR	10,000,000,000	747,269	16,809
02/28/2017	Morgan Stanley & Co. LLC	USD	4,854,584	SGD	6,900,000	4,897,612	43,028
02/28/2017	Morgan Stanley & Co. LLC	USD	660,895	TRY	2,300,000	605,311	(55,584)
02/28/2017	Toronto-Dominion Bank (The)	CAD	500,000	USD	372,118	384,371	(12,253)
02/28/2017	Toronto-Dominion Bank (The)	COP	2,000,000,000	USD	619,195	680,104	(60,909)
02/28/2017	Toronto-Dominion Bank (The)	EUR	800,000	USD	835,536	864,467	(28,931)
02/28/2017	Toronto-Dominion Bank (The)	JPY	120,000,000	USD	1,033,165	1,063,627	(30,462)
02/28/2017	Toronto-Dominion Bank (The)	RUB	43,000,000	USD	656,078	710,241	(54,163)
02/28/2017	Toronto-Dominion Bank (The)	TRY	4,000,000	USD	1,033,884	1,052,716	(18,832)
02/28/2017	Toronto-Dominion Bank (The)	USD	1,117,202	CAD	1,500,000	1,153,113	35,911
02/28/2017	Toronto-Dominion Bank (The)	USD	965,872	COP	3,000,000,000	1,020,156	54,284
02/28/2017	Toronto-Dominion Bank (The)	USD	1,537,512	JPY	180,000,000	1,595,440	57,928
02/28/2017	Toronto-Dominion Bank (The)	USD	1,104,808	TRY	4,000,000	1,052,716	(52,092)
02/28/2017	Toronto-Dominion Bank (The)	USD	688,393	ZAR	10,000,000	738,428	50,035
02/28/2017	Toronto-Dominion Bank (The)	ZAR	8,000,000	USD	566,787	590,742	(23,955)
03/03/2017	Goldman Sachs International	CNY	9,500,000	USD	1,396,809	1,379,626	17,183
03/03/2017	Goldman Sachs International	USD	1,367,597	CNY	9,500,000	1,379,626	12,029
04/28/2017	Deutsche Bank Securities Inc.	CNY	7,662,350	USD	1,139,050	1,099,214	39,836
04/28/2017	Deutsche Bank Securities Inc.	USD	700,000	CNY	4,774,910	684,992	(15,008)
04/28/2017	Goldman Sachs International	CNY	6,000,000	USD	843,112	860,738	(17,626)
04/28/2017	Toronto-Dominion Bank (The)	CNY	25,000,000	USD	3,661,594	3,586,411	75,183
04/28/2017	Toronto-Dominion Bank (The)	USD	2,906,610	CNY	20,000,000	2,869,129	(37,481)
06/14/2017	RBC Capital Markets Corp.	CAD	425,240	USD	321,508	327,306	(5,798)
06/14/2017	RBC Capital Markets Corp.	USD	325,000	CAD	425,240	327,307	2,307
12/22/2017	Goldman Sachs International	TWD	65,000,000	USD	2,018,633	2,090,992	(72,359)
12/22/2017	Goldman Sachs International	USD	2,065,131	TWD	65,000,000	2,090,992	25,861
Total Forward Foreign Currency Contracts—Currency Risk							$ (511,377)

Currency Abbreviations:
AUD	—	Australian Dollar	IDR	—	Indonesian Rupiah	RUB	—	Russian Ruble
CAD	—	Canadian Dollar	INR	—	Indian Rupee	SGD	—	Singapore Dollar
CLP	—	Chilean Peso	JPY	—	Japanese Yen	THB	—	Thai Baht
CNY	—	Chinese Yuan	KRW	—	South Korean Won	TRY	—	Turkish Lira
COP	—	Colombian Peso	MXN	—	Mexican Peso	TWD	—	Taiwan Dollar
EUR	—	Euro	MYR	—	Malaysian Ringgit	USD	—	U.S. Dollar
GBP	—	British Pound Sterling	PHP	—	Philippine Paso	ZAR	—	South African Rand
HUF	—	Hungarian Forint	PLN	—	Poland Zloty

Invesco Emerging Markets Flexible Bond Fund

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
Euro-BTP Italian Government Bonds	Short	38	March-2017	$(5,370,308)	$108,033
Euro-OAT French Government Bonds	Short	15	March-2017	(2,394,496)	10,353
Total Futures Contracts—Interest Rate Risk					$118,386
(a)	Futures contracts collateralized by $201,860 cash held with Bank of America Merrill Lynch, the futures commission merchant.

	Open Over-The-Counter Credit Default Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation
5 Year Credit Default Swap	Call	JPMorgan Chase Bank, N.A.	65.00%	Receive	Markit iTraxx Europe Index, Series 26, Version 1	03/15/2017	0.73%	$(1,145)	EUR 1,050,000	$(284)	$861
5 Year Credit Default Swap	Put	JPMorgan Chase Bank, N.A.	95.00	Pay	Markit iTraxx Europe Index, Series 26, Version 1	03/15/2017	0.73	(550)	EUR 1,050,000	(474)	76
Subtotal Credit Default Swaptions Written—Credit Risk								$(1,695)		$(758)	$937
(a)	Implied credit spreads represent the current level as of January 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written—Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation
USD versus MXN	Call	Morgan Stanley Capital Services LLC	02/10/2017	MXN 21.785	$(16,653)	$1,400,000	$(2,534)	$14,119
Total Options Written					$(18,348)		$(3,292)	$15,056

Options Written Transactions
	Call Options					Put Options
	Notional Value		Notional Value		Premiums Received	Notional Value		Premiums Received
Beginning of period	EUR	—	USD	—	$—	EUR	—	$—
Written	EUR	1,050,000	USD	1,400,000	17,798	EUR	1,050,000	550
Closed	EUR	—	USD	—	—	EUR	—	—
End of period	EUR	1,050,000	USD	1,400,000	$17,798	EUR	1,050,000	$550

Open Centrally Cleared Interest Rate Swap Agreements—Interest Rate Risk

Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.05%	January-2022	$ (4,200,000)	$ (12,896)

Open Over-The-Counter Total Return Swap Agreements—Interest Rate Risk
Counterparty	Pay/ Receive	Reference Entity	Floating Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Pay	iBoxx USD Liquid High Yield Index	3 Month USD LIBOR	35,000	March-2017	$(3,500,000)	$ (78,826)

Abbreviations:
CME	—	Chicago Mercantile Exchange	MXN	—	Mexican Peso

EUR	—	Euro	USD	—	U.S. Dollar

LIBOR	—	London Interbank Offered Rate

Invesco Emerging Markets Flexible Bond Fund

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

		Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$—	$540,959	$—	$—	$540,959
Futures contracts	17,510	—	—	5,834	138,083	161,427
Options purchased(a)	—	—	—	—	—	—
Options written	—	—	—	—	—	—
Swap agreements	—	(555,392)	—	(24,593)	(17,905)	(597,890)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	—	(277,106)	—	—	(277,106)
Futures contracts	(39,825)	—	—	(28,629)	59,512	(8,942)
Options purchased(a)	—	178	(53,343)	—	—	(53,165)
Options written	—	937	14,119	—	—	15,056
Swap agreements	—	402,700	—	34,344	(91,722)	345,322
Total	$(22,315)	$(151,577)	$224,629	$(13,044)	$87,968	$125,661

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the three-month average notional value of forward foreign currency contracts, options purchased, options written and swap agreements and two-month average notional value of future contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$115,480,979	$5,138,806	$3,083,333	$2,100,000	$12,966,667

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $38,264,871 and $33,986,040, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $1,778,594, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,749,187
Aggregate unrealized (depreciation) of investment securities	(300,563)
Net unrealized appreciation of investment securities	$1,448,624
Cost of investments is the same for tax and financial reporting purposes.

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	EME-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.85%

Argentina–1.97%

Banco Macro S.A. -ADR	4,495	$337,754

Grupo Financiero Galicia S.A. -ADR	7,820	242,968

		580,722

Brazil–8.25%

BB Seguridade Participacoes S.A.	67,400	597,441

Grendene S.A.	94,800	557,302

MAHLE Metal Leve S.A.	67,100	453,279

Multiplus S.A.	34,100	385,333

Raia Drogasil S.A.	21,200	441,014

		2,434,369

China–20.55%

Baidu, Inc. -ADR(a)	5,518	966,036

Bank of China Ltd. -Class H	572,000	259,549

PICC Property and Casualty Co. Ltd. -Class H	224,000	339,277

Ping An Insurance (Group) Co. of China Ltd. -Class H	104,000	534,206

Shenzhou International Group Holdings Ltd.	93,000	573,287

TAL Education Group -ADR(a)	7,847	635,528

Tencent Holdings Ltd.	59,900	1,562,916

Zhengzhou Yutong Bus Co., Ltd. -Class A	158,200	464,979

Zhuzhou CRRC Times Electric Co., Ltd. -Class H	128,000	731,475

		6,067,253

Hong Kong–5.90%

AIA Group Ltd.	140,400	869,681

Man Wah Holdings Ltd.	686,000	438,131

Techtronic Industries Co. Ltd.	125,500	433,436

		1,741,248

India–10.20%

Asian Paints Ltd.	15,834	226,066

Britannia Industries Ltd.	6,132	282,422

Eicher Motors Ltd.	1,209	408,601

HDFC Bank Ltd.	38,776	733,665

InterGlobe Aviation Ltd. -REGS (b)	31,721	422,784

Maruti Suzuki India Ltd.	4,780	418,680

Tata Consultancy Services Ltd.	15,770	518,145

		3,010,363

Indonesia–3.28%

PT Bank Negara Indonesia (Persero) Tbk	1,211,200	516,407

PT Bank Rakyat Indonesia (Persero) Tbk	516,900	452,431

		968,838

Malaysia–1.18%

My E.G. Services Bhd	969,300	347,385

	Shares	Value

Mexico–4.59%

Banregio Grupo Financiero, S.A.B. de C.V.	59,700	$329,780

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	6,797	511,338

Grupo Financiero Inbursa, S.A.B. de C.V. -Class O	125,400	186,437

Wal-Mart de México, S.A.B. de C.V. -Series V	185,800	328,809

		1,356,364

Peru–1.78%

Credicorp Ltd.	3,219	526,886

Russia–5.10%

Sberbank of Russia PJSC -ADR	85,316	999,254

Yandex N.V. -Class A (a)	21,880	506,303

		1,505,557

South Africa–4.22%

Clicks Group Ltd.	32,342	292,700

Mr. Price Group Ltd.	18,578	224,169

Naspers Ltd. -Class N	4,596	730,606

		1,247,475

South Korea–14.73%

AMOREPACIFIC Group	3,451	402,656

Hanssem Co., Ltd.	3,451	619,585

KEPCO Plant Service & Engineering Co., Ltd.	11,550	544,026

LOEN Entertainment, Inc. (a)	4,859	324,682

Medy-Tox Inc.	841	299,810

Ottogi Corp.	768	429,858

Samsung Electronics Co., Ltd.	1,018	1,729,517

		4,350,134

Taiwan–10.95%

Eclat Textile Co., Ltd.	50,000	521,226

King Slide Works Co., Ltd.	48,000	636,951

President Chain Store Corp.	53,000	395,121

Taiwan Semiconductor Manufacturing Co. Ltd.	282,000	1,678,441

		3,231,739

Thailand–5.15%

Delta Electronics (Thailand) PCL	265,500	644,961

Kasikornbank PCL	94,700	505,739

Thanachart Capital PCL	272,400	368,533

		1,519,233

Total Common Stocks & Other Equity Interests (Cost $26,998,788)		28,887,566

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

	Shares	Value

Money Market Funds–3.23%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	572,740	$572,740

Treasury Portfolio – Institutional Class, 0.40% (c)	381,827	381,827

Total Money Market Funds (Cost $954,567)		954,567

TOTAL INVESTMENTS–101.08% (Cost $27,953,355)		29,842,133

OTHER ASSETS LESS LIABILITIES–(1.08)%		(318,269)

NET ASSETS–100.00%		$29,523,864

Investment Abbreviations:

ADR              —American Depositary Receipt

REGS            —Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented 1.43% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Emerging Markets Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Emerging Markets Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $8,620,291 and from Level 2 to Level 1 of $4,008,199, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Argentina	$580,722	$—	$—	$580,722

Brazil	2,434,369	—	—	2,434,369

China	1,601,564	4,465,689	—	6,067,253

Hong Kong	—	1,741,248	—	1,741,248

India	518,145	2,492,218	—	3,010,363

Indonesia	516,407	452,431	—	968,838

Malaysia	—	347,385	—	347,385

Mexico	1,356,364	—	—	1,356,364

Peru	526,886	—	—	526,886

Russia	506,303	999,254	—	1,505,557

South Africa	516,869	730,606	—	1,247,475

South Korea	4,350,134	—	—	4,350,134

Taiwan	636,951	2,594,788	—	3,231,739

Thailand	874,272	644,961	—	1,519,233

Money Market Funds	954,567	—	—	954,567

Total Investments	$15,373,553	$14,468,580	$—	$29,842,133

Invesco Emerging Markets Equity Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $2,726,253 and $2,468,639, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,198,555
Aggregate unrealized (depreciation) of investment securities	(2,369,865)
Net unrealized appreciation of investment securities	$1,828,690
Cost of investments for tax purposes is $28,013,443.

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	END-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–82.44%

Agricultural & Farm Machinery–3.05%

Deere & Co.	82,834	$8,867,380

Air Freight & Logistics–3.04%

Echo Global Logistics, Inc. (b)	373,196	8,863,405

Airlines–3.40%

Ryanair Holdings PLC -ADR (Ireland)(b)	118,205	9,889,030

Apparel Retail–2.66%

Ross Stores, Inc.	117,258	7,751,926

Asset Management & Custody Banks–7.16%

Affiliated Managers Group, Inc. (b)	64,548	9,834,533

Oaktree Capital Group LLC	260,639	10,998,966

		20,833,499

Automotive Retail–2.92%

CarMax, Inc. (b)	127,365	8,496,519

Communications Equipment–2.73%

Plantronics, Inc.	140,664	7,958,769

Construction & Engineering–2.59%

Orion Group Holdings, Inc. (b)	719,419	7,553,900

Consumer Finance–5.66%

Encore Capital Group, Inc. (b)	532,377	16,477,068

Data Processing & Outsourced Services–2.53%

Alliance Data Systems Corp.	32,253	7,365,940

Diversified Banks–2.67%

Bank of America Corp.	343,511	7,777,089

Education Services–1.37%

Capella Education Co.	46,544	3,979,512

Environmental & Facilities Services–2.08%

Stericycle, Inc. (b)	78,494	6,055,027

Health Care Distributors–2.72%

McKesson Corp.	56,978	7,928,489

Health Care Equipment–3.53%

Zimmer Biomet Holdings, Inc.	86,838	10,275,541

Integrated Oil & Gas–2.47%

Cenovus Energy Inc. (Canada)	527,548	7,200,747

	Shares	Value

IT Consulting & Other Services–4.38%

Cognizant Technology Solutions Corp. - Class A (b)	242,213	$12,737,982

Life & Health Insurance–2.50%

Unum Group	160,521	7,292,469

Managed Health Care–3.09%

UnitedHealth Group Inc.	55,522	9,000,116

Multi-Line Insurance–1.89%

Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	226,500	5,515,295

Oil & Gas Equipment & Services–0.70%

Newalta Corp. (Canada) (b)	1,135,958	2,034,187

Oil & Gas Exploration & Production–2.55%

Devon Energy Corp.	162,954	7,420,925

Real Estate Operating Companies–5.51%

Brookfield Property Partners L.P.	714,271	16,035,384

Systems Software–2.82%

Check Point Software Technologies Ltd. (Israel)(b)	83,106	8,208,380

Technology Distributors–2.07%

CDW Corp.	116,864	6,019,665

Trading Companies & Distributors–6.35%

Grafton Group PLC (United Kingdom)(c)	900,893	6,633,501

Titan Machinery, Inc. (b)	859,346	11,867,568

		18,501,069

Total Common Stocks & Other Equity Interests (Cost $197,193,026)		240,039,313

Money Market Funds–17.53%

Government & Agency Portfolio – Institutional Class, 0.47% (d)	30,634,255	30,634,255

Treasury Portfolio – Institutional Class, 0.40% (d)	20,422,837	20,422,837

Total Money Market Funds (Cost $51,057,092)		51,057,092

TOTAL INVESTMENTS–99.97% (Cost $248,250,118)		291,096,405

OTHER ASSETS LESS LIABILITIES–0.03%		76,225

NET ASSETS–100.00%		$291,172,630

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Investment Abbreviations:

ADR  —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Endeavor Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Endeavor Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $12,148,796 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Common Stocks & Other Equity Interests	$227,890,517	$12,148,796	$—	$240,039,313

Money Market Funds	51,057,092	—	—	51,057,092

Total Investments	$278,947,609	$12,148,796	$—	$291,096,405

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2017.

Invesco Endeavor Fund

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 01/31/17	Dividend Income
Orion Group Holdings, Inc.(a)	$13,290,170	$—	$(8,920,928)	$1,317,308	$1,867,350	$7,553,900	$—

(a) As of January 31, 2017, this security is no longer considered as an affiliate of the fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $13,156,946 and $31,864,525, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$65,442,307
Aggregate unrealized (depreciation) of investment securities	(23,565,576)
Net unrealized appreciation of investment securities	$41,876,731
Cost of investments for tax purposes is $249,219,674.

Invesco Endeavor Fund

Invesco Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	GHC-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.98%

Biotechnology–37.97%

AbbVie Inc.	335,039	$20,474,233

ACADIA Pharmaceuticals Inc. (b)	225,371	7,795,583

Alder Biopharmaceuticals, Inc. (b)	256,668	5,274,527

Alexion Pharmaceuticals, Inc. (b)	147,641	19,293,726

Amgen Inc.	193,526	30,321,654

Array BioPharma Inc. (b)	1,286,896	13,988,559

BioCryst Pharmaceuticals, Inc. (b)	646,052	4,070,128

Biogen Inc. (b)	201,323	55,814,788

BioMarin Pharmaceutical Inc. (b)	432,095	37,864,485

bluebird bio, Inc. (b)	149,755	11,156,747

Celgene Corp. (b)	740,917	86,057,510

DBV Technologies S.A. -ADR (France)(b)	357,551	12,342,661

Evolutionary Genomics, Inc. (b)	9,944	31,324

Exact Sciences Corp. (b)	396,463	7,512,974

Gilead Sciences, Inc.	275,056	19,927,807

Heron Therapeutics, Inc. (b)	391,502	5,089,526

Incyte Corp. (b)	283,471	34,359,520

Neurocrine Biosciences, Inc. (b)	179,752	7,713,158

Prothena Corp. PLC (Ireland)(b)	170,935	8,368,978

REGENXBIO Inc. (b)	201,684	3,731,154

Sarepta Therapeutics, Inc. (b)	236,989	7,360,878

Shire PLC -ADR	349,411	58,634,660

Spark Therapeutics, Inc. (b)	117,138	7,386,722

TESARO, Inc. (b)	64,934	10,573,853

Ultragenyx Pharmaceutical Inc. (b)	104,950	7,872,299

United Therapeutics Corp. (b)	57,385	9,389,908

Vertex Pharmaceuticals Inc. (b)	356,194	30,586,379

		522,993,741

Drug Retail–0.51%

Raia Drogasil S.A. (Brazil)	335,078	6,970,482

Health Care Distributors–3.03%

Cardinal Health, Inc.	145,630	10,916,425

McKesson Corp.	222,019	30,893,944

		41,810,369

Health Care Equipment–4.66%

Olympus Corp. (Japan)	644,600	22,166,518

ResMed Inc.	196,275	13,256,413

Wright Medical Group N.V. (b)	1,140,738	28,723,783

		64,146,714

Health Care Facilities–3.60%

Brookdale Senior Living Inc. (b)	472,738	7,076,888

HCA Holdings, Inc. (b)	255,240	20,490,667

Tenet Healthcare Corp. (b)	559,127	9,835,044

	Shares	Value

Health Care Facilities–(continued)

Universal Health Services, Inc. -Class B	108,703	$12,243,219

		49,645,818

Health Care Services–0.77%

Envision Healthcare Corp. (b)	155,110	10,547,480

Life Sciences Tools & Services–5.68%

Agilent Technologies, Inc.	292,823	14,339,542

Medpace Holdings, Inc. (b)	67,573	2,357,622

Thermo Fisher Scientific, Inc.	403,752	61,527,767

		78,224,931

Managed Health Care–8.86%

Aetna Inc.	276,897	32,842,753

Anthem, Inc.	94,372	14,546,500

HealthEquity, Inc. (b)	125,601	5,809,046

Humana Inc.	125,708	24,953,038

Qualicorp S.A. (Brazil)	674,900	4,417,668

UnitedHealth Group Inc.	243,537	39,477,348

		122,046,353

Pharmaceuticals–31.90%

Aclaris Therapeutics, Inc. (b)	395,505	10,492,748

Agile Therapeutics, Inc. (b)	841,843	1,936,239

Allergan PLC (b)	137,151	30,020,982

AstraZeneca PLC -ADR (United Kingdom)	497,340	13,542,568

Bayer AG (Germany)	148,559	16,406,554

Bristol-Myers Squibb Co.	626,508	30,799,133

Dermira, Inc. (b)	358,756	10,561,777

Eli Lilly and Co.	517,747	39,882,051

Endo International PLC (b)	719,533	8,807,084

Hikma Pharmaceuticals PLC (Jordan)	351,148	8,057,094

Jazz Pharmaceuticals PLC (b)	172,512	21,032,663

Johnson & Johnson	127,181	14,403,248

Lipocine Inc. (b)	722,936	2,617,028

Medicines Co. (The) (b)	124,830	4,500,122

Merck & Co., Inc.	994,061	61,621,841

Nippon Shinyaku Co., Ltd. (Japan)	263,000	13,575,179

Novartis AG -ADR (Switzerland)	407,230	30,102,442

Pfizer Inc.	447,046	14,184,770

Roche Holding AG (Switzerland)	158,569	37,369,341

Sanofi -ADR (France)	863,336	35,206,842

Supernus Pharmaceuticals Inc. (b)	352,296	9,529,607

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	610,591	20,412,057

Zogenix, Inc. (b)	547,363	4,406,272

		439,467,642

Total Common Stocks & Other Equity Interests (Cost $997,446,572)		1,335,853,530

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

	Shares	Value

Preferred Stock–0.00%

Health Care Equipment–0.00%

Intact Medical Corp., Series C, Pfd. (Acquired 03/26/2001; Cost $2,000,001)(c)(d)	2,439,026	$0

Money Market Funds–2.88%

Government & Agency Portfolio – Institutional Class, 0.47% (e)	23,847,662	23,847,662

Treasury Portfolio – Institutional Class, 0.40% (e)	15,898,442	15,898,442

Total Money Market Funds (Cost $39,746,104)		39,746,104

TOTAL INVESTMENTS–99.86% (Cost $1,039,192,677)		1,375,599,634

OTHER ASSETS LESS LIABILITIES–0.14%		1,918,830

NET ASSETS–100.00%		$1,377,518,464

Investment Abbreviations:

ADR        —American Depositary Receipt

Pfd.          —Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented less than 1% of the Fund’s Net Assets.

(d)	Security is considered venture capital. See Note 1F.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks – The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Common Stocks & Other Equity Interests	$1,262,711,168	$73,111,038	$31,324	$1,335,853,530

Preferred Stock	—	—	0	0

Money Market Funds	39,746,104	—	—	39,746,104

Total Investments	$1,302,457,272	$73,111,038	$31,324	$1,375,599,634

Invesco Global Health Care Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $64,025,857 and $160,567,378, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$410,856,807

Aggregate unrealized (depreciation) of investment securities	(74,780,774)

Net unrealized appreciation of investment securities	$336,076,033

Cost of investments for tax purposes is $1,039,523,601.

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	GBLI-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.92%

Australia–5.29%

APA Group	29,870	$190,844

Macquarie Atlas Roads Group	25,689	97,757

Spark Infrastructure Group	149,394	266,283

Transurban Group	29,135	225,275

		780,159

Canada–15.29%

Enbridge Inc.	9,491	404,105

Fortis, Inc.	5,311	170,782

Keyera Corp.	6,126	179,851

Pembina Pipeline Corp.	15,838	491,396

TransCanada Corp.	17,963	847,518

Veresen Inc.	15,768	160,328

		2,253,980

China–3.00%

Beijing Capital International Airport Co. Ltd. -Class H	52,000	50,307

Beijing Enterprises Holdings Ltd.	6,500	32,267

Beijing Enterprises Water Group Ltd.	62,000	43,072

China Merchants Port Holdings Co. Ltd.	12,000	32,130

China Resources Gas Group Ltd.	21,335	67,833

ENN Energy Holdings Ltd.	24,000	118,286

Guangdong Investment Ltd.	26,000	32,184

Shenzhen Expressway Co. Ltd. -Class H	72,000	65,736

		441,815

France–2.28%

Aéroports de Paris	970	107,740

Eiffage S.A.	929	66,773

Groupe Eurotunnel SE	9,515	88,574

Vinci S.A.	1,034	72,723

		335,810

Hong Kong–0.41%

China Gas Holdings Ltd.	14,000	20,290

Hong Kong & China Gas Co., Ltd. (The)	21,320	40,155

		60,445

Italy–3.81%

Atlantia S.p.A.	13,185	300,262

Infrastrutture Wireless Italiane S.p.A. -REGS(a)	9,206	43,709

Terna - Rete Elettrica Nazionale S.p.A.	49,621	217,737

		561,708

Japan–1.53%

Japan Airport Terminal Co., Ltd.	1,100	39,400

Tokyo Gas Co., Ltd.	42,000	185,570

		224,970

	Shares	Value

Luxembourg–1.23%

SES S.A.	9,343	$181,982

Mexico–0.75%

Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. -ADR	1,742	59,594

Grupo Aeroportuario del Pacifico S.A.B. de C.V. -ADR	666	51,495

		111,089

New Zealand–0.79%

Auckland International Airport Ltd.	23,083	115,835

Spain–4.23%

Abertis Infraestructuras S.A.	6,861	98,285

Aena S.A. -REGS (a)	739	107,392

Cellnex Telecom S.A. -REGS (a)	5,362	76,469

Ferrovial, S.A.	9,308	168,640

Red Eléctrica Corp. S.A.	9,677	173,105

		623,891

Switzerland–0.79%

Flughafen Zürich AG	595	116,955

United Kingdom–8.23%

National Grid PLC	73,044	855,578

Severn Trent PLC	9,732	278,823

United Utilities Group PLC	6,753	77,981

		1,212,382

United States–49.29%

American Tower Corp. -Class A	8,207	849,425

American Water Works Co., Inc.	2,697	198,068

Aqua America Inc.	3,236	98,407

Atmos Energy Corp.	3,614	275,315

Cheniere Energy, Inc. (b)	2,935	139,853

Crown Castle International Corp.	5,009	439,940

Dominion Midstream Partners, L.P.	3,063	97,403

Edison International	5,672	413,375

Eversource Energy	3,392	187,645

Kinder Morgan Inc.	41,414	925,189

NextEra Energy, Inc.	2,085	257,956

NGL Energy Partners L.P.	6,433	157,287

NiSource Inc.	6,272	140,305

OGE Energy Corp.	4,020	134,831

ONEOK, Inc.	2,472	136,232

Pattern Energy Group Inc.	3,677	72,584

PG&E Corp.	13,869	858,352

SBA Communications Corp. -Class A (b)	2,548	268,202

SemGroup Corp. -Class A	2,307	91,588

Sempra Energy	4,426	453,178

Southwest Gas Holdings, Inc.	827	66,631

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Infrastructure Fund

	Shares	Value

United States–(continued)

Spectra Energy Corp.	8,858	$368,936

Targa Resources Corp.	4,481	258,195

WGL Holdings Inc.	829	67,928

Williams Cos., Inc. (The)	10,677	307,925

		7,264,750

Total Common Stocks & Other Equity Interests (Cost $13,625,578)		14,285,771

	Shares	Value

Money Market Funds–6.41%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	566,831	$566,831

Treasury Portfolio – Institutional Class, 0.40% (c)	377,888	377,888

Total Money Market Funds (Cost $944,719)		944,719

TOTAL INVESTMENTS–103.33% (Cost $14,570,297)		15,230,490

OTHER ASSETS LESS LIABILITIES–(3.33)%		(490,096)

NET ASSETS–100.00%		$14,740,394

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $227,569, which represented 1.54% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Infrastructure Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

The Fund is non-diversified and will invest in securities of fewer issues than if it were diversified.

E.	Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results

Invesco Global Infrastructure Fund

F.	Foreign Currency Translations – (continued)

of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $852,926 and from Level 2 to Level 1 of $389,805, due to foreign fair value adjustments.

Invesco Global Infrastructure Fund

	Level 1	Level 2	Level 3	Total

Australia	$323,032	$457,127	$—	$780,159

Canada	2,253,980	—	—	2,253,980

China	—	441,815	—	441,815

France	66,773	269,037	—	335,810

Hong Kong	—	60,445	—	60,445

Italy	43,709	517,999	—	561,708

Japan	—	224,970	—	224,970

Luxembourg	—	181,982	—	181,982

Mexico	111,089	—	—	111,089

New Zealand	115,835	—	—	115,835

Spain	—	623,891	—	623,891

Switzerland	—	116,955	—	116,955

United Kingdom	—	1,212,382	—	1,212,382

United States	7,264,750	—	—	7,264,750

Money Market Funds	944,719	—	—	944,719

Total Investments	$11,123,887	$4,106,603	$—	$15,230,490

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $6,873,905 and $2,400,942, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$508,139

Aggregate unrealized (depreciation) of investment securities	(255,620)

Net unrealized appreciation of investment securities	$252,519

Cost of investments for tax purposes is $14,977,971.

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	GMN-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.76%

Australia–1.99%

BlueScope Steel Ltd.	26,621	$226,991

Cochlear Ltd.	862	81,904

Fortescue Metals Group Ltd.	12,730	64,549

Metcash Ltd. (a)	40,564	64,736

		438,180

Austria–0.56%

OMV AG	3,552	124,405

Canada–6.24%

ARC Resources Ltd.	10,600	164,969

Barrick Gold Corp.	7,933	146,204

Canadian Tire Corp., Ltd. -Class A	1,000	106,360

Crescent Point Energy Corp.	6,800	79,281

Enerplus Corp.	23,115	206,075

Kinross Gold Corp. (a)	20,800	81,048

Russel Metals, Inc.	4,133	85,763

Teck Resources Ltd. -Class B	15,511	380,161

Westshore Terminals Investment Corp.	6,381	125,104

		1,374,965

China–0.70%

Yangzijiang Shipbuilding Holdings Ltd.	268,500	153,379

Denmark–1.84%

Dfds A/S	709	34,714

Pandora A/S	380	49,873

Vestas Wind Systems A/S	4,575	321,779

		406,366

Finland–0.54%

UPM-Kymmene Oyj	5,261	119,627

France–2.88%

Groupe FNAC S.A. (a)	880	57,083

Nexans S.A. (a)	686	39,928

Nexity S.A.	2,200	107,968

Peugeot S.A. (a)	17,359	323,500

Valeo S.A.	1,737	106,289

		634,768

Germany–4.05%

Covestro AG	3,698	277,416

HOCHTIEF AG	1,508	213,995

ProSiebenSat.1 Media S.E.	2,882	122,575

Software AG	5,317	191,019

Suedzucker AG	3,302	87,085

		892,090

Hong Kong–0.52%

CLP Holdings Ltd.	6,000	58,766

	Shares	Value

Hong Kong–(continued)

NWS Holdings Ltd.	31,000	$55,613

		114,379

Italy–0.22%

A2A S.p.A.	35,738	47,728

Japan–18.88%

Aeon Mall Co., Ltd.	6,100	88,313

Asahi Glass Co., Ltd.	5,000	37,089

Dai Nippon Printing Co., Ltd.	27,000	274,026

Daiichikosho Co., Ltd.	2,400	95,341

Daiwa House Industry Co., Ltd.	2,500	67,641

Denka Co., Ltd.	32,000	157,001

Fuji Heavy Industries Ltd.	1,300	52,034

Fujikura Ltd.	10,000	63,204

Fujitsu Ltd.	52,000	302,134

Haseko Corp.	6,300	69,341

Ibiden Co., Ltd.	24,300	345,157

Iida Group Holdings Co., Ltd.	18,400	343,866

JTEKT Corp.	4,800	78,750

Konica Minolta Inc.	4,000	41,388

LIXIL Group Corp.	4,200	97,989

Marubeni Corp.	17,400	105,671

Megmilk Show Brand Co., Ltd.	1,800	47,224

Miraca Holdings Inc.	2,000	91,125

Mitsubishi Corp.	3,200	72,037

Mitsui & Co., Ltd.	16,500	241,361

Mixi, Inc.	8,200	354,498

Nippon Telegraph & Telephone Corp.	900	39,691

Penta-Ocean Construction Co., Ltd.	60,500	295,802

TDK Corp.	600	43,039

Tokyo Gas Co., Ltd.	56,000	247,426

Toppan Printing Co., Ltd.	26,000	254,811

West Japan Railway Co.	3,900	253,758

		4,159,717

Macau–0.39%

MGM China Holdings Ltd.	43,600	85,077

Netherlands–0.44%

PostNL N.V. (a)	10,140	44,378

Randstad Holding N.V.	895	52,143

		96,521

New Zealand–1.01%

Fletcher Building Ltd.	28,749	221,708

Norway–0.85%

SalMar ASA	6,614	187,111

Singapore–1.00%

Genting Singapore PLC	58,400	40,199

SATS Ltd.	47,900	179,472

		219,671

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

Spain–1.54%

Endesa, S.A.	2,608	$53,735

Mediaset Espana Comunicacion S.A.	15,093	184,552

Prosegur Cia de Seguridad S.A.	16,147	101,759

		340,046

Sweden–1.35%

Bonava AB -Series B (a)	4,152	64,104

Intrum Justitia AB	6,916	232,937

		297,041

Switzerland–2.53%

Forbo Holding AG	34	46,939

Georg Fischer AG	232	190,692

Lonza Group AG	1,267	232,399

Oriflame Golding AG	2,868	86,957

		556,987

United Kingdom–7.88%

Berendsen PLC	3,628	38,130

Dominos Pizza Group PLC	17,301	78,940

Fiat Chrysler Automobiles N.V. (a)	23,745	261,600

GlaxoSmithKline PLC	10,088	194,830

Go-Ahead Group PLC	1,979	56,028

Indivior PLC	11,018	41,095

Johnson Matthey PLC	1,899	77,661

Melrose Industries PLC	48,174	118,482

Moneysupermarket.com Group PLC	50,706	210,701

QinetiQ Group PLC	85,987	285,738

Royal Dutch Shell PLC -Class B	1,828	51,763

Subsea 7 S.A. (a)	13,615	185,683

Synthomer PLC	8,800	49,903

WH Smith PLC	4,232	86,911

		1,737,465

United States–38.35%

Amgen Inc.	800	125,344

Apple Inc.	1,752	212,605

AT&T Inc.	5,217	219,949

Best Buy Co., Inc.	4,500	200,340

Boeing Co. (The)	1,722	281,409

Cabot Corp.	7,286	403,426

Chemours Co. (The)	3,058	80,792

Cisco Systems, Inc.	12,793	393,001

Citigroup Inc.	5,761	321,637

Comcast Corp. -Class A	1,445	108,982

CONSOL Energy Inc.	6,594	111,702

Continental Resources, Inc. (a)	1,198	58,175

Darden Restaurants, Inc.	2,200	161,216

Denbury Resources Inc. (a)	17,860	59,831

E*TRADE Financial Corp. (a)	3,445	129,015

eBay Inc. (a)	4,100	130,503

Ensco PLC -Class A	20,162	220,169

Gilead Sciences, Inc.	4,289	310,738

Greif Inc. -Class A	726	41,803

Hologic, Inc. (a)	3,800	154,014

HP Inc.	26,474	398,434

Huntington Ingalls Industries, Inc.	600	116,376

Intel Corp.	10,286	378,730

	Shares	Value

United States–(continued)

InterDigital, Inc.	540	$50,436

Lear Corp.	1,135	161,272

LyondellBasell Industries N.V. -Class A	800	74,616

Navient Corp.	8,176	122,967

NetApp, Inc.	2,700	103,464

Newmont Mining Corp.	5,507	199,794

Noble Corp. PLC	20,545	138,679

Nuance Communications, Inc. (a)	9,193	145,801

NVIDIA Corp.	1,660	181,239

Pilgrim’s Pride Corp.	2,900	55,506

Pitney Bowes Inc.	3,700	58,904

Public Storage	597	128,355

QUALCOMM, Inc.	3,398	181,555

R.R. Donnelley & Sons Co.	8,028	137,680

Staples, Inc.	4,932	45,374

Teradata Corp. (a)	2,146	63,007

Teradyne, Inc.	11,100	315,018

Tesoro Corp.	669	54,089

Tupperware Brands Corp.	1,471	88,790

United Therapeutics Corp. (a)	404	66,106

Valero Energy Corp.	4,067	267,446

VeriSign, Inc. (a)	1,900	152,399

Verizon Communications Inc.	4,770	233,778

VMware, Inc. -Class A (a)	769	67,318

Voya Financial, Inc.	8,700	349,914

Wal-Mart Stores, Inc.	634	42,313

WellCare Health Plans Inc. (a)	2,379	346,240

		8,450,251

Total Common Stocks & Other Equity Interests (Cost $17,695,753)		20,657,482

Money Market Funds–6.82%

Treasury Portfolio – Institutional Class, 0.40% (b)	600,652	600,652

Government & Agency Portfolio – Institutional Class, 0.47% (b)	900,978	900,978

Total Money Market Funds (Cost $1,501,630)		1,501,630

TOTAL INVESTMENTS–100.58% (Cost $19,197,383)		22,159,112

OTHER ASSETS LESS LIABILITIES–(0.58)%		(127,486)

NET ASSETS–100.00%		$22,031,626

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

Open Over-The-Counter Total Return Swap Agreements

Reference Entity	Counterparty	Expiration Date	Floating Rate Index (1)	Notional Value	Unrealized Appreciation (Depreciation)(2)(3)	Net Value of Reference Entities
Australia Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	$ (399,852)	$ 2,560	$ (397,306)
Canada Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(1,276,791)	(36,740)	(1,312,756)
Denmark Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(292,320)	(13,965)	(306,295)
Japan Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(4,331,704)	13,180	(4,318,586)
Norway Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(205,224)	(9,606)	(214,837)
Singapore Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(587,397)	(3,233)	(590,644)
Spain Equity Securities-Short	Morgan Stanley & Co. LLC	02/13/2017	Federal Funds floating rate	(401,584)	(8,381)	(409,954)
Supranational Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(2,319,833)	21,350	(2,295,046)
Sweden Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(191,327)	(2,664)	(193,998)
Switzerland Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(558,974)	(8,753)	(567,759)
United Kingdom Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(1,423,964)	(522)	(1,424,444)
United States Equity Securities-Short	Morgan Stanley & Co. LLC	12/22/2017	Federal Funds floating rate	(8,556,628)	(67,847)	(8,623,246)
Total Return Swap Agreements – Equity Risk					$ (114,621)	$ (20,654,871)

(1) The Fund receives or pays the total return on the short positions underlying the total return swap, and receives a specific Federal Funds floating rate. The total return swaps are settled in U.S. Dollars.

(2) Amount includes $(5,348) of dividends and financing fees.

(3) Swaps are collateralized by $49,995 cash held with the Counterparty.

The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of January 31, 2017.

	Shares	Value

Equity Securities - Short

Australia

Australia and New Zealand Banking Group Ltd.	(53,918)	$(54,176)

Bank of Queensland Ltd.	(110,117)	(112,162)

Crown Resorts Ltd.	(151,710)	(150,877)

Vocus Group Ltd.	(84,107)	(80,091)

		(397,306)

Canada

AltaGas Ltd.	(104,272)	(102,283)

Enbridge Inc.	(131,879)	(131,991)

Gildan Activewear Inc.	(299,931)	(314,330)

HudBay Minerals, Inc.	(41,390)	(46,198)

Hydro One Ltd.	(91,061)	(92,585)

MacDonald, Dettwiler and Associates Ltd.	(65,203)	(66,467)

PrairieSky Royalty Ltd.	(125,406)	(127,049)

Pretium Resources Inc.	(88,899)	(91,340)

Silver Wheaton Crop.	(133,029)	(134,878)

	Shares	Value

Canada–(continued)

Stella-Jones Inc.	(195,721)	$(205,635)

		(1,312,756)

Denmark

Genmab A/S	(230,255)	(241,588)

Jyske Bank A/S	(62,065)	(64,707)

		(306,295)

Japan

Daifuku Co., Ltd.	(95,429)	(95,141)

Fast Retailing Co., Ltd.	(96,372)	(94,544)

Hamamatsu Photonics K.K.	(352,711)	(355,709)

JGC Corp.	(393,264)	(384,254)

Kansai Paint Co., Ltd.	(177,016)	(174,898)

Keihan Holdings Co., Ltd.	(218,579)	(220,097)

Keyence Corp.	(385,275)	(388,574)

Kikkoman Corp.	(61,662)	(62,976)

Kintetsu Group Holdings Co., Ltd.	(30,962)	(30,753)

Kobe Steel, Ltd.	(277,524)	(270,130)

Kyushu Electric Power Co., Inc.	(126,148)	(123,683)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

Japan–(continued)

Maruichi Steel Tube Ltd.	(46,981)	$(46,997)

MISUMI Group Inc.	(219,028)	(228,007)

NGK Spark Plug Co., Ltd.	(44,456)	(45,066)

Nidec Corp.	(205,902)	(206,749)

Nippon Paint Holdings Co., Ltd.	(229,503)	(227,989)

Sharp Corp.	(161,400)	(158,866)

Shimadzu Corp.	(84,752)	(84,544)

Shimano Inc.	(237,630)	(236,625)

SoftBank Group Corp.	(102,413)	(100,189)

Sumco Corp.	(131,447)	(131,766)

Topcon Corp.	(204,976)	(206,044)

Welcia Holdings Co., Ltd.	(173,673)	(176,014)

Yamaha Motor Co., Ltd.	(274,601)	(268,971)

		(4,318,586)

Norway

Schibsted ASA-Class A	(147,771)	(154,159)

Schibsted ASA-Class B	(57,453)	(60,678)

		(214,837)

Singapore

City Developments Ltd.	(195,442)	(201,079)

Sembcorp Industries Ltd.	(351,546)	(348,708)

Singapore Post Ltd.	(40,408)	(40,857)

		(590,644)

Spain

Acerinox S.A.	(138,069)	(139,776)

Banco Popular Espanol S.A.	(31,173)	(30,959)

Cellnex Telecom S.A. -REGS	(70,605)	(68,804)

Inmobiliaria Colonial S.A.	(161,737)	(170,415)

		(409,954)

Supranational

Alstom S.A.	(155,487)	(160,734)

Altice NV -Class A	(40,914)	(43,502)

Banco BPM SpA	(77,840)	(73,053)

Bayerische Motoren Werke AG	(184,468)	(181,005)

Commerzbank AG	(61,259)	(62,482)

Daimler AG	(393,529)	(391,104)

Luxottica Group S.p.A.	(84,042)	(83,736)

MorphoSys AG	(295,238)	(293,763)

Saipem S.p.A.	(48,232)	(46,223)

SBM Offshore N.V.	(222,086)	(222,293)

Snam S.p.A.	(157,612)	(149,409)

Vonovia SE	(129,501)	(129,732)

Wärtsilä Oyj Abp	(55,885)	(60,425)

Yoox Net-A-Porter Group S.p.A.	(103,074)	(91,715)

Zodiac Aerospace	(310,666)	(305,870)

		(2,295,046)

Sweden

Fastighets AB Balder - Class B	(69,526)	(70,765)

Lundin Petroleum AB	(53,886)	(53,237)

	Shares	Value

Sweden-(continued)

Saab AB -Class B	(67,916)	$(69,996)

		(193,998)

Switzerland

ams AG	(71,008)	(72,563)

Chocoladefabriken Lindt & Spruengli AG	(112,479)	(110,757)

Cie Financiere Richemont S.A.	(80,706)	(81,928)

LafargeHolcim Ltd.	(91,789)	(95,584)

OC Oerlikon Corp. AG	(109,911)	(111,994)

Panalpina Welttransport Holding AG	(93,081)	(94,933)

		(567,759)

United Kingdom

Amec Foster Wheeler PLC	(72,099)	(70,059)

Antofagasta PLC	(192,769)	(205,372)

BBA Aviation PLC	(300,723)	(298,232)

BTG PLC	(47,712)	(44,794)

Capital & Counties Properties PLC	(356,560)	(357,464)

Dixons Carphone PLC	(121,434)	(114,972)

Essentra PLC	(49,790)	(47,334)

Fresnillo PLC	(110,746)	(111,788)

Mediclinic International PLC	(128,142)	(128,917)

Paysafe Group PLC	(43,988)	(45,512)

		(1,424,444)

United States

Acadia Healthcare Co., Inc.	(177,284)	(176,502)

Alnylam Pharmaceuticals Inc.	(46,326)	(48,548)

Alphabet Inc. -Class A	(84,443)	(82,019)

Alphabet Inc. -Class C	(346,568)	(337,042)

American Airlines Group Inc.	(187,760)	(177,000)

Ball Corp	(260,136)	(263,173)

Bank of the Ozarks Inc.	(45,395)	(47,408)

Cavium Inc	(281,660)	(289,801)

Celgene Corp.	(56,155)	(58,075)

Centene Corp.	(82,585)	(82,820)

CF Industries Holdings Inc.	(265,151)	(265,451)

Charter Communications Inc. -Class A	(74,705)	(78,396)

Cheniere Energy Inc.	(136,242)	(150,765)

Chevron Corp.	(421,981)	(407,207)

Chipotle Mexican Grill Inc.	(104,376)	(107,889)

Compass Minerals International Inc.	(109,525)	(112,693)

DENTSPLY SIRONA Inc.	(79,660)	(81,251)

DexCom Inc	(132,367)	(130,993)

Diebold Inc.	(90,475)	(95,200)

Dominion Rsources Inc.	(234,298)	(236,468)

Education Realty Trust Inc.	(63,004)	(59,511)

Endo International PLC	(98,407)	(98,973)

Equinix Inc.	(44,315)	(44,273)

Exxon Mobil Corp.	(337,926)	(333,631)

Fastenal Co.	(178,430)	(173,882)

Financial Engines Inc.	(69,054)	(70,893)

FireEye Inc	(39,795)	(41,639)

First Solar Inc.	(134,606)	(124,729)

Fortune Brands Home & Security Inc.	(177,984)	(176,416)

Halliburton Co.	(84,282)	(87,005)

Hexcel Corp.	(106,050)	(107,835)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

United States–(continued)

Howard Hughes Corp. (The)	(249,527)	$(252,559)

Kennedy-Wilson Holdings Inc.	(249,834)	(256,095)

Kroger Co. (The)	(43,623)	(44,182)

Mastercard Inc. -Class A	(178,039)	(172,680)

MAXIMUS Inc.	(62,486)	(60,875)

Micron Technology Inc.	(117,834)	(129,784)

Microsemi Corp	(153,005)	(145,844)

Monro Muffler Brake Inc.	(128,831)	(131,241)

National Instruments Corp.	(232,650)	(235,650)

NetScout Systems Inc	(224,563)	(239,294)

Norwegian Cruise Line Holdings Ltd.	(233,588)	(238,666)

OneMain Holdings Inc.	(54,322)	(53,533)

Pandora Media Inc.	(143,469)	(138,463)

Platform Specialty Products Corp	(186,516)	(203,624)

Royal Caribbean Cruises Ltd.	(94,221)	(103,836)

Schlumberger Ltd.	(67,416)	(66,968)

Signature Bank	(77,104)	(78,918)

STERIS PLC	(41,670)	(42,781)

Tenet Healthcare Corp.	(51,852)	(50,114)

Tractor Supply Co.	(44,826)	(44,202)

Ultimate Software Group, Inc. (The)	(78,196)	(77,464)

United Bankshares Inc.	(262,200)	(268,800)

ViaSat, Inc.	(302,696)	(302,091)

Visa Inc. -Class A	(349,795)	(352,179)

WEC Energy Group Inc.	(169,331)	(171,245)

Werner Enterprises Inc.	(40,500)	(43,190)

Western Alliance Bancorp	(81,311)	(83,946)

Zayo Group Holdings Inc.	(86,279)	(87,534)

		(8,623,246)

Total Equity Securities - Short		$20,654,871

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Market Neutral Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Global Market Neutral Fund

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

G.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Global Market Neutral Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period ending January 31, 2017, there were transfers from Level 1 to Level 2 of $4,148,132 and from Level 2 to Level 1 of $261,348, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$438,180	$—	$438,180
Austria	—	124,405	—	124,405
Canada	1,374,965	—	—	1,374,965
China	153,379	—	—	153,379
Denmark	—	406,366	—	406,366
Finland	—	119,627	—	119,627
France	107,968	526,800	—	634,768
Germany	578,496	313,594	—	892,090
Hong Kong	—	114,379	—	114,379
Italy	—	47,728	—	47,728
Japan	478,058	3,681,659	—	4,159,717
Macau	85,077	—	—	85,077
Netherlands	44,378	52,143	—	96,521
New Zealand	—	221,708	—	221,708
Norway	187,111	—	—	187,111
Singapore	219,671	—	—	219,671
Spain	—	340,046	—	340,046
Sweden	232,937	64,104	—	297,041
Switzerland	86,957	470,030	—	556,987
United Kingdom	127,564	1,609,901	—	1,737,465
United States	8,450,251	—	—	8,450,251
Money Market Funds	1,501,630	—	—	1,501,630
	13,628,442	8,530,670	—	22,159,112
Swap Agreements*	—	(114,621)	—	(114,621)
Total Investments	$13,628,442	$8,416,049	$—	$22,044,491
*	Unrealized appreciation (depreciation).

Invesco Global Market Neutral Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements—OTC	$37,090
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$37,090
Derivative Liabilities
Unrealized depreciation on swap agreements—OTC	$151,711
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$151,711

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements	$(923,174)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(292,623)
Total	$(1,215,797)

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$20,201,042

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $1,915,941 and $2,917,497, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,516,642
Aggregate unrealized (depreciation) of investment securities	(683,006)
Net unrealized appreciation of investment securities	$2,833,636
Cost of investments for tax purposes is $19,325,476.

Invesco Global Market Neutral Fund

Invesco Global Targeted Returns Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	GTR-QTR-1	01/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

January 31, 2017

(Unaudited)

Investments in Affiliated Issuers–71.55%(a)

	% of Net Assets 01/31/17	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)		Dividend Income	Shares 01/31/17	Value 01/31/17
Domestic Equity Funds–6.01%
Invesco Diversified Dividend Fund-Class R6	6.01%	$13,366,203	$426,540	$(2,788,981)	$339,841	$134,572		$336,036	586,993	$11,387,671
Fixed-Income Funds–12.53%
Invesco High Yield Fund-Class R6	12.53%	26,657,031	349,839	(3,364,371)	414,187	(316,256)		338,409	5,693,149	23,740,430
Foreign Equity Funds–26.24%
Invesco Asia Pacific Growth Fund-Class Y	6.01%	17,011,618	372,012	(5,652,812)	10,915	(364,993)		372,012	366,283	11,376,740
Invesco European Growth Fund-Class Y	10.15%	21,099,716	1,265,954	(3,830,572)	1,325,059	(249,491)		—	562,869	19,221,973
Invesco International Growth Fund-Class R6	10.08%	21,348,075	998,806	(3,443,968)	687,026	(153,858)		—	601,424	19,095,220
Total Foreign Equity Funds		59,459,409	2,636,772	(12,927,352)	2,023,000	(768,342)		372,012		49,693,933
Money Market Funds–26.77%
Government & Agency Portfolio-Institutional Class, 0.47% (b)	14.48%	36,004,338	23,331,766	(31,904,725)	—	—		24,464	27,431,379	27,431,379
STIC (Global Series) PLC-U.S. Dollar Liquidity Portfolio (Ireland)-Institutional Class, 0.83% (b)	2.63%	5,551,934	1,576,785	(2,150,198)	—	—		9,999	4,978,521	4,978,521
Treasury Portfolio-Institutional Class, 0.40% (b)	9.66%	24,002,892	15,554,511	(21,269,817)	—	—		13,872	18,287,586	18,287,586
Total Money Market Funds		65,559,164	40,463,062	(55,324,740)	—	—		48,335		50,697,486
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $134,172,738)	71.55%	$165,041,807	$43,876,213	$(74,405,444)	$2,777,028	$(950,026	)(c)	$1,094,792		$135,519,520

		Principal Amount

Sovereign Debt–15.31%(d)

Hungary Government Bond (Hungary), Series 23, Class A, Unsec. Bonds, 6.00%, 11/24/2023	HUF	88,330,000	373,707
Hungary Government Bond (Hungary), Series 25, Class B, Unsec. Bonds, 5.50%, 06/24/2025	HUF	375,190,000	1,534,644
Mexico Government Bond (Mexico), Series M 20, Sr. Unsec. Bonds, 10.00%, 12/05/2024	MXN	43,707,700	2,428,131
Mexico Government Bond (Mexico), Series M, Sr. Unsec. Bonds, 5.75%, 03/05/2026	MXN	11,975,000	511,923
Poland Government Bond (Poland), Series 0726, Unsec. Bonds, 2.50%, 07/25/2026	PLN	21,160,000	4,763,728
Poland Government Bond (Poland), Series 0727, Unsec. Bonds, 2.50%, 07/25/2027	PLN	323,000	71,632
United Kingdom Government Bond (United Kingdom), REGS, Unsec. Bonds, 3.25%, 01/22/2044 (e)	GBP	6,187,657	9,727,509
United Kingdom Government Bond (United Kingdom), REGS, Unsec. Bonds, 3.50%, 01/22/2045 (e)	GBP	5,831,934	9,600,551
Total Sovereign Debt (Cost $31,506,262)			29,011,825
OPTIONS PURCHASED–4.80% (Cost $14,677,770)			9,087,986
TOTAL INVESTMENTS–91.66% (Cost $180,356,770)			173,619,331
OTHER ASSETS LESS LIABILITIES–8.34%			15,791,900
NET ASSETS–100.00%			$189,411,231

Abbreviations:

GBP – British Pound Sterling	PLN – Polish Zloty	Unsec. – Unsecured
HUF – Hungarian Forint	REGS – Regulation S
MXN – Mexican Peso	Sr. – Senior

Notes to Consolidated Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(c)	Includes $90,504, $388,693 and $340,861 of capital gains distributions from Invesco Diversified Dividend Fund, Invesco European Growth Fund and Invesco International Growth Fund, respectively.
(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $19,328,060, which represented 10.20% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Notional Value(f)		Value
SPX Index	Call	Goldman Sachs International	02/17/2017	147	USD	2,350	USD	34,545,000	$17,501
SPX Index	Call	Morgan Stanley Capital Services LLC	03/17/2017	72	USD	2,375	USD	17,100,000	25,347
VIX Index	Call	Morgan Stanley Capital Services LLC	05/17/2017	391	USD	19	USD	742,900	55,187
VIX Index	Call	Morgan Stanley Capital Services LLC	06/21/2017	393	USD	19	USD	746,700	81,073
VIX Index	Call	Morgan Stanley Capital Services LLC	07/19/2017	379	USD	19	USD	720,100	101,851
Subtotal – Over-The-Counter Index Call Options Purchased				1,382					$280,959
DAX Index	Put	Citigroup Global Markets Inc.	02/17/2017	189	EUR	11,000	EUR	10,395,000	$25,312
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	98	HKD	9,000	HKD	44,100,000	311,464
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	94	HKD	9,400	HKD	44,180,000	392,829
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	93	HKD	9,800	HKD	45,570,000	504,044
Russell 2000 Index	Put	J.P. Morgan Securities LLC	06/16/2017	55	USD	1,300	USD	7,150,000	218,788
Russell 2000 Index	Put	Morgan Stanley Capital Services LLC	06/16/2017	88	USD	1,200	USD	10,560,000	168,837
VIX Index	Put	Morgan Stanley Capital Services LLC	02/15/2017	272	USD	16	USD	435,200	95,198
VIX Index	Put	Morgan Stanley Capital Services LLC	02/15/2017	119	USD	17	USD	202,300	52,467
VIX Index	Put	Morgan Stanley Capital Services LLC	03/22/2017	393	USD	17	USD	668,100	151,154
VIX Index	Put	Morgan Stanley Capital Services LLC	04/19/2017	379	USD	17	USD	644,300	121,642
SMI Index	Put	Citigroup Global Markets Inc.	12/15/2017	44	CHF	8,200	CHF	3,608,000	265,046
SMI Index	Put	Citigroup Global Markets Inc.	12/15/2017	45	CHF	8,400	CHF	3,780,000	324,600
SX7E Index	Put	Citigroup Global Markets Inc.	12/15/2017	215	EUR	115	EUR	1,236,250	153,942
SX7E Index	Put	Citigroup Global Markets Inc.	12/15/2017	211	EUR	120	EUR	1,266,000	181,965
Subtotal – Over-The-Counter Index Put Options Purchased				2,295					$2,967,288
Total Over-The-Counter Index Options Purchased				3,677					$3,248,247
Open Exchange-Traded Index Options Purchased
SPX Index	Call		06/16/2017	82	USD	2,700	USD	22,140,000	$2,665
Subtotal – Exchange-Traded Index Call Options Purchased				82					$2,665
Russell 2000 Index	Put		06/16/2017	3	USD	1,200	USD	36,000	$6,600
SMI Index	Put		06/16/2017	201	CHF	7,200	CHF	14,472,000	138,936
SMI Index	Put		06/16/2017	191	CHF	7,400	CHF	14,134,000	184,331
SMI Index	Put		06/16/2017	182	CHF	7,700	CHF	14,014,000	290,597
SMI Index	Put		12/15/2017	25	CHF	7,200	CHF	1,800,000	50,932
SMI Index	Put		12/15/2017	24	CHF	7,400	CHF	1,776,000	60,779
SMI Index	Put		12/15/2017	22	CHF	7,700	CHF	1,694,000	75,990
SX7E Index	Put		06/16/2017	654	EUR	80	EUR	2,616,000	28,241
SX7E Index	Put		06/16/2017	618	EUR	85	EUR	2,626,500	38,362
SX7E Index	Put		06/16/2017	607	EUR	90	EUR	2,731,500	55,699
SX7E Index	Put		06/16/2017	622	EUR	95	EUR	2,954,500	77,220
SX7E Index	Put		06/16/2017	671	EUR	100	EUR	3,355,000	119,522
SX7E Index	Put		06/16/2017	619	EUR	110	EUR	3,404,500	210,496
SX7E Index	Put		06/16/2017	198	EUR	115	EUR	1,138,500	89,243
Subtotal – Exchange-Traded Index Put Options Purchased				4,637					$1,426,948
Total Exchange-Traded Index Options Purchased				4,719					$1,429,613
Total Index Options Purchased - Equity Risk				8,396					$4,677,860

Abbreviations:
CHF – Euro	HKD – Hong Kong Dollar
EUR – Euro	USD – U.S. Dollar
(f)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus CAD	Call	Barclays Bank PLC	02/09/2017	CAD	1.362	USD	253,400	$13
EUR versus USD	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.175	EUR	567,334	63,993
EUR versus USD	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.189	EUR	632,455	67,134
EUR versus USD	Call	Goldman Sachs International	02/01/2017	USD	1.165	EUR	19,217,986	0
EUR versus USD	Call	Goldman Sachs International	03/29/2017	USD	1.100	EUR	17,746,625	154,596
EUR versus USD	Call	Goldman Sachs International	08/25/2020	USD	1.200	EUR	1,348,907	106,979
EUR versus USD	Call	Goldman Sachs International	06/17/2021	USD	1.177	EUR	530,238	59,434
Subtotal – Over-The-Counter Foreign Currency Call Options Purchased								$452,149

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased- (continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
EUR versus USD	Put	Bank of America Merrill Lynch	08/25/2020	USD	1.217	EUR	798,120	$89,985
EUR versus USD	Put	Barclays Bank PLC	01/13/2020	USD	1.270	EUR	338,440	50,490
EUR versus USD	Put	Barclays Bank PLC	01/27/2020	USD	1.222	EUR	640,440	74,918
EUR versus USD	Put	Barclays Bank PLC	03/12/2020	USD	1.170	EUR	132,118	11,529
EUR versus USD	Put	Barclays Bank PLC	04/03/2020	USD	1.172	EUR	431,984	38,201
EUR versus USD	Put	Barclays Bank PLC	04/22/2020	USD	1.172	EUR	351,372	31,073
EUR versus USD	Put	Barclays Bank PLC	05/12/2020	USD	1.225	EUR	119,640	14,141
EUR versus USD	Put	Barclays Bank PLC	06/03/2020	USD	1.218	EUR	509,824	58,042
EUR versus USD	Put	Barclays Bank PLC	06/26/2020	USD	1.220	EUR	578,405	66,389
EUR versus USD	Put	Barclays Bank PLC	07/10/2020	USD	1.213	EUR	477,259	52,793
EUR versus USD	Put	Barclays Bank PLC	07/16/2020	USD	1.188	EUR	437,856	42,384
EUR versus USD	Put	Barclays Bank PLC	08/25/2020	USD	1.177	EUR	754,643	68,821
EUR versus USD	Put	Citigroup Global Markets Inc.	02/20/2017	USD	1.052	EUR	282,346	361
EUR versus USD	Put	Citigroup Global Markets Inc.	08/25/2020	USD	1.194	EUR	363,370	36,243
EUR versus USD	Put	Citigroup Global Markets Inc.	08/25/2020	USD	1.228	EUR	353,889	42,170
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.184	EUR	1,126,229	107,123
EUR versus USD	Put	Deutsche Bank Securities Inc.	07/01/2020	USD	1.210	EUR	358,640	39,105
EUR versus USD	Put	Deutsche Bank Securities Inc.	08/25/2020	USD	1.205	EUR	320,544	33,972
EUR versus USD	Put	Goldman Sachs International	12/12/2019	USD	1.350	EUR	2,792,791	590,096
EUR versus USD	Put	Goldman Sachs International	01/21/2020	USD	1.253	EUR	310,284	42,589
EUR versus USD	Put	Goldman Sachs International	02/06/2020	USD	1.234	EUR	238,027	29,614
EUR versus USD	Put	Goldman Sachs International	04/15/2020	USD	1.159	EUR	618,354	50,697
EUR versus USD	Put	Goldman Sachs International	07/29/2020	USD	1.204	EUR	200,000	21,107
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.171	EUR	565,767	49,907
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.181	EUR	840,208	78,112
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.182	EUR	940,625	87,927
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.192	EUR	1,446,909	142,779
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.199	EUR	949,393	97,243
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.203	EUR	1,678,227	176,014
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.210	EUR	422,926	45,883
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.202	EUR	948,543	98,568
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.205	EUR	599,775	63,234
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.208	EUR	842,323	90,094
EUR versus USD	Put	J.P. Morgan Securities LLC	06/17/2021	USD	1.208	EUR	385,953	41,281
USD versus JPY	Put	Deutsche Bank Securities Inc.	04/26/2017	JPY	100.000	USD	21,396,000	2,871
USD versus JPY	Put	Goldman Sachs International	04/26/2017	JPY	109.000	USD	225,136	32,144
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	107.700	USD	11,251,000	386,859
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	113.500	USD	7,403,000	447,318
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	119.000	USD	5,576,000	525,900
Subtotal – Over-The-Counter Foreign Currency Put Options Purchased								$3,957,977
Total Over-The-Counter Foreign Currency Options Purchased – Currency Risk								$4,410,126
Total Options Purchased (Cost $14,677,770)								$9,087,986

Abbreviations:

EUR – Euro	CAD – Canadian Dollar
JPY – Japanese Yen	USD – U.S. Dollar

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(f)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	Morgan Stanley Capital Services LLC	02/17/2017	73	USD	2,350	$(5,037)	USD	17,155,000	$(7,035)	$(1,998)
Subtotal – Over-The-Counter Index Call Options Written				73			$(5,037)			$(7,035)	$(1,998)
DAX Index	Put	Citigroup Global Markets Inc.	02/17/2017	189	EUR	11,350	(122,646)	EUR	10,725,750	(76,379)	46,267
DAX Index	Put	J.P. Morgan Chase Bank, N.A.	02/17/2017	95	EUR	11,000	(11,794)	EUR	5,225,000	(9,783)	2,011
DAX Index	Put	J.P. Morgan Chase Bank, N.A.	03/17/2017	92	EUR	11,650	(132,093)	EUR	5,359,000	(121,313)	10,780
Russell 2000 Index Mini	Put	Morgan Stanley Capital Services LLC	06/16/2017	30	USD	1,300	(128,145)	USD	3,900,000	(119,339)	8,806
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	06/16/2017	19	USD	2,150	(85,937)	USD	4,085,000	(70,499)	15,438
S&P 500 Index	Put	Morgan Stanley Capital Services LLC	06/16/2017	51	USD	2,075	(483,480)	USD	10,582,500	(130,238)	353,242
S&P 500 Index	Put	Morgan Stanley Capital Services LLC	06/16/2017	6	USD	2,150	(23,472)	USD	1,290,000	(22,263)	1,209
Subtotal – Over-The-Counter Index Put Options Written				482			$(987,567)			$(549,814)	$437,753
Total Over-The-Counter Index Options Written				555			$(992,604)			$(556,849)	$435,755

Open Exchange-Traded Index Options Written(g)
Description	Type of Contract	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(f)		Value	Unrealized Appreciation
S&P 500 Index	Put	06/16/2017	1	USD	2,075	$(8,935)	USD	207,500	$(2,565)	$6,370
Total Index Options Written - Equity Risk			556			$(1,001,539)			$(559,414)	$442,125

Currency Abbreviations:

EUR - Euro	USD – U.S. Dollar

(f)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.
(g)	Index options written collateralized by $505,261 cash held with Bank of America Merrill Lynch.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
CAD versus USD	Call	Citigroup Global Markets Inc.	02/09/2017	CAD	1.355	$(24,765)	USD	1,811,000	$(168)	$24,597
CAD versus USD	Call	Citigroup Global Markets Inc.	02/09/2017	CAD	1.362	(21,449)	USD	1,811,000	(95)	21,354
CAD versus USD	Call	Citigroup Global Markets Inc.	02/09/2017	CAD	1.368	(18,981)	USD	1,811,000	(59)	18,922
CAD versus USD	Call	Goldman Sachs International	03/15/2017	CAD	1.342	(15,907)	USD	1,694,000	(5,159)	10,748
CAD versus USD	Call	Goldman Sachs International	03/15/2017	CAD	1.348	(13,806)	USD	1,694,000	(4,178)	9,628
CAD versus USD	Call	Goldman Sachs International	03/15/2017	CAD	1.355	(11,790)	USD	1,694,000	(3,266)	8,524
CAD versus USD	Call	Goldman Sachs International	04/12/2017	CAD	1.343	(15,414)	USD	1,584,000	(8,708)	6,706
CAD versus USD	Call	Goldman Sachs International	04/12/2017	CAD	1.350	(13,182)	USD	1,584,000	(7,276)	5,906
CAD versus USD	Call	Goldman Sachs International	04/12/2017	CAD	1.357	(11,273)	USD	1,584,000	(6,078)	5,195
USD versus EUR	Call	Bank of America Merrill Lynch	08/25/2020	USD	1.217	(85,895)	EUR	798,120	(57,844)	28,051
USD versus EUR	Call	Barclays Bank PLC	01/13/2020	USD	1.270	(33,953)	EUR	338,440	(13,498)	20,455
USD versus EUR	Call	Barclays Bank PLC	01/27/2020	USD	1.222	(66,630)	EUR	640,440	(35,170)	31,460
USD versus EUR	Call	Barclays Bank PLC	03/12/2020	USD	1.170	(13,404)	EUR	132,118	(10,411)	2,993
USD versus EUR	Call	Barclays Bank PLC	04/03/2020	USD	1.172	(44,779)	EUR	431,984	(34,725)	10,054
USD versus EUR	Call	Barclays Bank PLC	04/22/2020	USD	1.172	(36,888)	EUR	351,372	(28,245)	8,643
USD versus EUR	Call	Barclays Bank PLC	05/12/2020	USD	1.225	(12,182)	EUR	119,640	(7,401)	4,781
USD versus EUR	Call	Barclays Bank PLC	06/03/2020	USD	1.218	(52,930)	EUR	509,824	(33,637)	19,293
USD versus EUR	Call	Barclays Bank PLC	06/26/2020	USD	1.220	(57,422)	EUR	578,405	(38,767)	18,655
USD versus EUR	Call	Barclays Bank PLC	07/10/2020	USD	1.213	(48,840)	EUR	477,259	(33,717)	15,123
USD versus EUR	Call	Barclays Bank PLC	07/16/2020	USD	1.188	(42,457)	EUR	437,856	(35,504)	6,953
USD versus EUR	Call	Barclays Bank PLC	08/25/2020	USD	1.177	(79,273)	EUR	754,643	(67,081)	12,192
USD versus EUR	Call	Citigroup Global Markets Inc.	08/25/2020	USD	1.194	(36,552)	EUR	363,370	(29,714)	6,838
USD versus EUR	Call	Citigroup Global Markets Inc.	08/25/2020	USD	1.228	(36,638)	EUR	353,889	(24,224)	12,414
USD versus EUR	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.184	(113,043)	EUR	1,126,229	(122,313)	(9,270)
USD versus EUR	Call	Deutsche Bank Securities Inc.	07/01/2020	USD	1.210	(36,515)	EUR	358,640	(25,479)	11,036

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written – (continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus EUR	Call	Deutsche Bank Securities Inc.	08/25/2020	USD	1.205	$(32,515)	EUR	320,544	$(24,715)	$7,800
USD versus EUR	Call	Goldman Sachs International	12/12/2019	USD	1.350	(283,731)	EUR	2,792,791	(62,933)	220,798
USD versus EUR	Call	Goldman Sachs International	01/21/2020	USD	1.253	(30,213)	EUR	310,284	(13,946)	16,267
USD versus EUR	Call	Goldman Sachs International	02/06/2020	USD	1.234	(22,003)	EUR	238,027	(12,333)	9,670
USD versus EUR	Call	Goldman Sachs International	04/15/2020	USD	1.159	(63,718)	EUR	618,354	(53,521)	10,197
USD versus EUR	Call	Goldman Sachs International	07/29/2020	USD	1.204	(19,856)	EUR	200,000	(15,095)	4,761
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.171	(58,508)	EUR	565,767	(51,825)	6,683
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.181	(88,316)	EUR	840,208	(73,384)	14,932
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.182	(99,575)	EUR	940,625	(81,741)	17,834
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.192	(150,346)	EUR	1,446,909	(119,531)	30,815
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.199	(107,205)	EUR	949,393	(75,680)	31,525
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.203	(172,877)	EUR	1,678,227	(130,731)	42,146
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.210	(42,970)	EUR	422,926	(31,862)	11,108
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.202	(111,513)	EUR	948,543	(95,422)	16,091
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.205	(72,564)	EUR	599,775	(59,565)	12,999
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.208	(97,442)	EUR	842,323	(82,582)	14,860
USD versus EUR	Call	J.P. Morgan Chase Bank, N.A.	06/17/2021	USD	1.208	(39,433)	EUR	385,953	(37,839)	1,594
Subtotal – Over-The-Counter Foreign Currency Call Options Written						$(2,436,753)			$(1,655,422)	$781,331
EUR versus USD	Put	Barclays Bank PLC	04/20/2017	USD	1.042	(19,208)	EUR	2,098,000	(12,218)	6,990
EUR versus USD	Put	Barclays Bank PLC	04/20/2017	USD	1.048	(22,439)	EUR	2,098,000	(14,559)	7,880
EUR versus USD	Put	Barclays Bank PLC	04/20/2017	USD	1.053	(25,670)	EUR	2,098,000	(16,821)	8,849
EUR versus USD	Put	Citigroup Global Markets Inc.	02/20/2017	USD	1.052	(2,738)	EUR	375,410	(480)	2,258
EUR versus USD	Put	Citigroup Global Markets Inc.	03/16/2017	USD	1.028	(1,944)	EUR	375,410	(515)	1,429
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.175	(59,017)	EUR	567,334	(51,575)	7,442
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.189	(67,932)	EUR	632,455	(61,793)	6,139
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.200	(151,201)	EUR	1,348,907	(138,895)	12,306
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.177	(58,344)	EUR	530,238	(48,570)	9,774
EUR versus USD	Put	Morgan Stanley Capital Services LLC	02/20/2017	USD	1.041	(24,461)	EUR	1,964,000	(1,142)	23,319
EUR versus USD	Put	Morgan Stanley Capital Services LLC	02/20/2017	USD	1.047	(28,052)	EUR	1,964,000	(1,756)	26,296
EUR versus USD	Put	Morgan Stanley Capital Services LLC	02/20/2017	USD	1.052	(30,997)	EUR	1,964,000	(2,511)	28,486
EUR versus USD	Put	Morgan Stanley Capital Services LLC	03/16/2017	USD	1.022	(26,062)	EUR	1,927,000	(2,032)	24,030
EUR versus USD	Put	Morgan Stanley Capital Services LLC	03/16/2017	USD	1.028	(29,644)	EUR	1,927,000	(2,642)	27,002
EUR versus USD	Put	Morgan Stanley Capital Services LLC	03/16/2017	USD	1.033	(32,920)	EUR	1,927,000	(3,289)	29,631
GBP versus USD	Put	Goldman Sachs International	02/17/2017	USD	1.150	(3,766)	GBP	2,511,000	(112)	3,654
GBP versus USD	Put	Goldman Sachs International	03/17/2017	USD	1.150	(11,577)	GBP	2,511,000	(1,758)	9,819
GBP versus USD	Put	Goldman Sachs International	04/18/2017	USD	1.150	(18,986)	GBP	2,511,000	(5,463)	13,523
USD versus JPY	Put	Deutsche Bank Securities Inc.	04/26/2017	JPY	100.000	(246,225)	USD	21,396,000	(32,144)	214,081
USD versus JPY	Put	Goldman Sachs International	04/26/2017	JPY	109.000	(24,078)	USD	225,136	(2,871)	21,207
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	(189,600)	USD	11,561,000	(442,253)	(252,653)
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,190.000	(293,127)	USD	7,472,000	(531,569)	(238,442)
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,250.000	(409,404)	USD	5,702,000	(636,631)	(227,227)
Subtotal – Over-The-Counter Foreign Currency Put Options Written						$(1,777,392)			$(2,011,599)	$(234,207)
Total Foreign Currency Options Written - Currency Risk						$(4,214,145)			$(3,667,021)	$547,124
Currency Abbreviations:

CAD – Canadian Dollar	GBP – British Pound Sterling	KRW – South Korean Won
EUR – Euro	JPY – Japanese Yen	USD – U.S. Dollar

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Swaptions Written – Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
5 Year Interest Rate Swap	Put	Barclays Bank PLC	2.75%	Pay	3 Month USD LIBOR	04/13/2017	$(73,324)	$ 3,985,000	$(84,576)	$(11,252)
Total - Options Written							$(5,289,008)		$(4,311,011)	$977,997

Abbreviations:
LIBOR – London Interbank Offered Rate

Options Written Transactions
	Call Options
	Number of Contracts*		Notional Value	Notional Value			Notional Value	Notional Value		Premiums Received
Beginning of period	177	EUR	20,360,696	GBP	11,077,131	JPY	1,313,500,000	USD	38,655,302	$3,196,506
Written	1,494	EUR	1,512,182	GBP	—	JPY	—	USD	296,816,250	2,712,534
Closed	(1,598)		—	GBP	(11,077,131)	JPY	(1,313,500,000)	USD	(299,515,618)	(3,428,172)
Exercised	—		—		—		—		—	—
Expired	—		—		—		—	USD	(3,533,934)	(39,078)
End of period	73	EUR	21,872,878	GBP	—	JPY	—	USD	32,422,000	$2,441,790
	Put Options
	Number of Contracts*		Notional Value	Notional Value			Notional Value	Notional Value		Premiums Received
Beginning of period	2,838	EUR	26,264,868	GBP	7,654,705	JPY	418,500,000	USD	81,679,478	$4,615,184
Written	763	EUR	41,878,207	GBP	7,533,000	JPY	—	USD	148,271,000	3,586,075
Closed	(694)	EUR	(18,075,071)	GBP	(3,652,101)	JPY	(418,500,000)	USD	(129,968,342)	(4,146,780)
Exercised	—		—		—		—		—	—
Expired	(2,424)	EUR	(6,961,500)	GBP	(4,002,604)	JPY	—	USD	(29,576,000)	(1,207,261)
End of period	483	EUR	43,106,504	GBP	7,533,000	JPY	—	USD	70,406,136	$2,847,218

* Does not include swaptions written and foreign currency options written.

Open Futures Contracts(h)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Euro STOXX Banks	Long	882	March-2017	$5,627,284	$74,388
CAC 40 Index	Long	183	February-2017	9,379,049	(89,423)
Hang Seng China Enterprises Index	Long	58	February-2017	3,674,103	28,229
Nikkei 225 Index	Long	29	March-2017	2,438,928	46,830
Swiss Market Index	Long	182	March-2017	15,112,869	404,608
DAX Index	Short	17	March-2017	(5,306,123)	52,010
EURO STOXX 50 Index	Short	287	March-2017	(10,019,930)	(362,174)
E-Mini S&P 500 Index	Short	7	March-2017	(796,075)	20,163
FTSE 100 Index	Short	76	March-2017	(6,735,794)	(150,698)
FTSE/MIB Index	Short	40	March-2017	(4,010,096)	29,381
MSCI AC Asia ex Japan Index	Short	139	March-2017	(5,247,055)	(400,209)
Russell 2000 Index Mini	Short	113	March-2017	(7,681,175)	176,415
S&P/TSX 60 Index	Short	12	March-2017	(1,673,719)	(17,750)
SPI 200 Index	Short	10	March-2017	(1,052,742)	(1,358)
Subtotal – Equity Risk					(189,588)
U.S. Treasury Ultra Bonds	Long	90	March-2017	14,461,875	(102,818)
Subtotal – Interest Rate Risk					(102,818)
Total Futures Contracts					$(292,406)

(h)	Futures contracts collateralized by $2,833,214 cash held with Bank of America Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Credit Default Swap Agreements(i)(j)
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Implied Credit Spread(i)	Expiration Date		Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	Markit CDX NA HY Index	Sell	5.00%	3.52%	December-2021	USD	156,000	$9,251	$572
Credit Suisse First Boston/ICE	Markit CDX NA HY Index	Sell	5.00	3.52	December-2021	USD	371,000	(17,285)	6,104
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00	0.66	June-2021	EUR	9,808,000	175,664	(15,643)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00	0.73	December-2021	EUR	14,229,000	212,496	(14,804)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00	1.14	December-2026	EUR	25,680,000	(167,701)	(192,642)
Credit Suisse First Boston/CME	Markit CDX NA HY Index	Buy	(5.00)	3.15	June-2021	USD	4,144,000	(117,154)	(174,630)
Credit Suisse First Boston/ICE	Markit CDX NA HY Index	Buy	(5.00)	3.15	June-2021	USD	150,000	(5,959)	(4,609)
Credit Suisse First Boston/CME	Markit CDX NA HY Index	Buy	(5.00)	3.52	December-2021	USD	133,000	(5,460)	(2,914)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.66	June-2021	EUR	9,808,000	(188,653)	31,711
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.73	December-2021	EUR	41,844,000	(670,213)	77,689
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.73	December-2026	EUR	1,819,000	23,993	536
Total - Credit Default Swap Agreements - Credit Risk								$(716,451)	$(288,630)

Abbreviations:

CME - Chicago Mercantile Exchange	ICE - Intercontinental Exchange
EUR - Euro	USD – U.S. Dollar

(i)	Implied credit spreads represent the current level as of January 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(j)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.433%	March-2022	CAD	2,078,090	$4,585
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.449	March-2022	CAD	4,157,002	6,695
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.451	March-2022	CAD	4,117,902	6,329
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.516	March-2022	CAD	4,157,003	(3,687)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.520	March-2022	CAD	4,157,003	(4,309)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.656	September-2046	EUR	4,642,599	62,033
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.715	September-2046	EUR	1,270,401	8,197
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.880	July-2049	EUR	5,156,000	(397,071)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	2.014	July-2049	EUR	547,000	(62,007)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.819	July-2049	EUR	270,000	(16,490)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.800	September-2049	EUR	446,000	(24,186)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.740	October-2049	EUR	401,000	(14,917)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.738	October-2049	EUR	506,000	(18,235)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.702	October-2049	EUR	505,000	(13,093)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.834	November-2049	EUR	884,000	(53,515)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.825	December-2049	EUR	2,098,000	(120,852)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.812	December-2049	EUR	1,821,000	(98,285)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.733	January-2050	EUR	1,050,000	(33,762)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.288	March-2050	EUR	1,187,000	106,821
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.340	June-2050	EUR	750,000	60,159
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	0.931	September-2050	EUR	790,000	152,279
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	0.984	September-2050	EUR	703,000	125,863
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.159	September-2050	EUR	322,000	42,409
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.517	March-2051	EUR	1,126,000	48,840

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(j) – (continued)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.031%	December-2045	GBP	1,388,000	$(195,117)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.042	December-2045	GBP	1,399,000	(202,154)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.972	December-2045	GBP	737,000	(88,012)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.985	December-2045	GBP	867,100	(107,699)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.045	December-2045	GBP	1,090,000	(159,170)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.098	December-2045	GBP	447,000	(73,869)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.100	December-2045	GBP	443,000	(73,605)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.113	December-2045	GBP	553,000	(94,476)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.116	December-2045	GBP	557,000	(95,752)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.050	January-2046	GBP	301,000	(44,878)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.636	March-2046	GBP	402,000	(3,034)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.643	March-2046	GBP	243,000	(2,410)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.850	April-2046	GBP	172,000	(14,150)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.615	September-2046	GBP	4,229,880	40,478
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.693	September-2046	GBP	1,178,120	(1,010)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.144	September-2046	GBP	234,000	34,900
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.004	December-2046	GBP	493,000	96,040
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.210	December-2046	GBP	758,000	99,480
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.294	December-2046	GBP	517,000	55,002
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.395	December-2046	GBP	220,000	16,799
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.533	March-2047	GBP	1,237,709	43,874
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.569	March-2047	GBP	1,028,291	25,400
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.265	May-2028	JPY	134,170,000	(8,303)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.398	September-2028	JPY	89,949,000	(2,603)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.341	March-2029	JPY	115,074,000	6,307
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.637	May-2038	JPY	549,750,000	130,402
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.624	May-2038	JPY	200,400,000	51,965
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.640	May-2038	JPY	22,541,000	5,206
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.590	May-2038	JPY	475,650,000	153,519
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.159	June-2038	JPY	47,577,000	53,677
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.580	June-2038	JPY	65,686,000	23,279
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.367	September-2038	JPY	95,159,000	73,613
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.465	September-2038	JPY	37,115,000	21,834
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month JPY LIBOR	0.478	September-2038	JPY	38,301,000	21,621
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	0.390	April-2021	SEK	111,635,138	(95,052)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	0.385	May-2021	SEK	170,366,862	(136,959)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	0.285	June-2021	SEK	9,593,000	(1,333)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	0.304	June-2021	SEK	15,954,000	(3,858)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	(0.036)	September-2021	SEK	10,167,000	19,852
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	0.020	September-2021	SEK	11,493,000	18,857
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	(0.016)	December-2021	SEK	13,644,000	30,763
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	0.020	December-2021	SEK	16,053,000	32,780
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	1.933	September-2026	SEK	13,853,000	13,856
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	2.073	September-2026	SEK	13,283,000	3,924
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	2.125	September-2026	SEK	9,647,000	359
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month SEK LIBOR	2.000	March-2027	SEK	18,332,000	22,607
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.333	December-2026	USD	4,390,500	19,784
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.371	December-2026	USD	4,390,500	4,659
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.381	December-2026	USD	1,981,000	383
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.381	December-2026	USD	977,000	171
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.384	December-2026	USD	482,000	(38)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.389	December-2026	USD	963,000	(511)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.391	December-2026	USD	1,101,000	(763)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.271	March-2027	USD	776,000	10,092
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.299	March-2027	USD	1,130,000	11,844
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.311	March-2027	USD	1,408,000	13,219
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.315	March-2027	USD	1,130,000	10,197
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.317	March-2027	USD	1,130,000	9,992
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.453	November-2043	USD	1,670,208	79,562

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(j) – (continued)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.458%	November-2043	USD	4,124,697	$192,381
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.460	November-2043	USD	4,979,453	227,949
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.475	November-2043	USD	2,856,567	123,014
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.555	November-2043	USD	1,769,000	48,038
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.318	September-2046	USD	554,000	26,564
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.325	September-2046	USD	554,000	26,941
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.339	September-2046	USD	1,107,000	51,675
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.343	September-2046	USD	738,000	34,216
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.351	September-2046	USD	738,000	33,647
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.615	March-2047	USD	2,580,000	53,041
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	3.091	December-2026	AUD	1,270,417	11,399
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	2.970	December-2026	AUD	1,659,717	1,920
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	3.052	December-2026	AUD	3,080,074	19,932
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	2.943	December-2026	AUD	3,113,633	(1,969)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	2.965	December-2026	AUD	3,113,633	2,590
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	3.135	December-2026	AUD	3,266,992	38,632
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	2.942	December-2026	AUD	3,891,534	(2,651)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	2.889	March-2027	AUD	1,205,040	(7,004)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	2.918	March-2027	AUD	1,755,321	(6,803)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	2.913	March-2027	AUD	1,755,322	(7,394)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	2.914	March-2027	AUD	1,755,322	(7,246)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD LIBOR	2.905	March-2027	AUD	2,190,995	(10,336)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.128	September-2025	EUR	30,516,400	(9,485)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.079	September-2025	EUR	45,774,600	(128,545)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.079	March-2026	EUR	6,167,000	(57,931)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.582	March-2047	EUR	388,000	(7,734)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.308	February-2050	EUR	1,272,000	(106,132)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.362	September-2050	EUR	473,000	(37,046)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.498	September-2050	EUR	676,000	(29,191)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.650	December-2046	GBP	243,000	254
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.580	December-2046	GBP	372,000	(7,467)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.535	December-2046	GBP	701,000	(23,851)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.566	March-2047	GBP	187,000	(2,476)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.325	May-2028	JPY	1,085,400,000	(5,888)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.310	May-2028	JPY	312,150,000	(6,053)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.303	May-2028	JPY	391,950,000	(10,360)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.265	May-2028	JPY	621,900,000	(38,486)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.000	June-2028	JPY	68,483,000	(21,927)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.283	June-2028	JPY	128,087,000	(6,851)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.183	September-2028	JPY	74,792,000	(12,254)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.165	September-2028	JPY	77,182,000	(13,968)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.100	September-2028	JPY	193,527,000	(47,143)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.793	September-2038	JPY	44,636,000	(478)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month JPY LIBOR	0.737	March-2039	JPY	57,104,000	(9,144)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	0.227	December-2021	SEK	9,647,000	(8,996)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	0.255	December-2021	SEK	13,283,000	(10,368)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	0.188	December-2021	SEK	13,853,000	(15,763)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	0.355	March-2022	SEK	18,332,000	(12,361)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.578	July-2025	SEK	14,724,719	67,003
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.476	July-2025	SEK	44,677,000	177,610
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.395	July-2025	SEK	16,680,000	58,720
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.305	July-2025	SEK	18,514,281	55,680
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.260	July-2025	SEK	17,000,000	46,192
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.236	September-2025	SEK	7,042,000	16,458
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.275	October-2025	SEK	10,606,000	26,752
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.265	October-2025	SEK	8,198,000	19,689
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.205	October-2025	SEK	8,526,000	17,252
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.470	November-2025	SEK	14,717,000	49,953
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.373	November-2025	SEK	13,133,000	37,195
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.534	December-2025	SEK	36,231,000	131,517

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(j) – (continued)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.655%	January-2026	SEK	34,380,000	$145,248
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.313	January-2026	SEK	21,817,000	49,314
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.060	March-2026	SEK	11,083,000	7,110
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	1.327	June-2026	SEK	10,167,000	(39,212)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.033	June-2026	SEK	15,348,000	929
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	2.053	June-2026	SEK	15,954,000	2,765
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	1.560	September-2026	SEK	8,210,000	(23,752)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	1.360	September-2026	SEK	15,350,000	(61,103)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month SEK LIBOR	1.613	September-2026	SEK	16,053,000	(42,416)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.944	March-2022	USD	1,583,000	(6,601)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.923	March-2022	USD	3,138,000	(16,266)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.952	March-2022	USD	3,166,000	(2,544)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.014	March-2022	USD	3,166,000	770
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.036	March-2022	USD	3,166,000	(11,911)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.677	November-2043	USD	762,000	(1,916)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.475	November-2043	USD	2,341,000	(100,925)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.474	March-2046	USD	4,590,741	(163,648)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.453	March-2046	USD	4,233,688	(159,373)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.446	March-2046	USD	9,708,571	(371,064)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.625	April-2046	USD	574,000	(12,399)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.510	June-2046	USD	491,000	(15,608)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.155	September-2046	USD	751,000	(47,585)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.163	September-2046	USD	1,123,000	(70,341)
Subtotal – Centrally Cleared Interest Rate Swap Agreements							$(402,273)

Abbreviations:
AUD – Australian Dollar	EUR – Euro	SEK – Swedish Krona
CAD – Canadian Dollar	GBP – British Pound Sterling	USD – U.S. Dollar
CDOR – Canadian Dealer Offered Rate	JPY – Japanese Yen
CME – Chicago Mercantile Exchange	LIBOR – London Interbank Offered Rate

(j)	Centrally cleared swap agreements collateralized by $3,212,874 cash held with Credit Suisse First Boston.

Open Over-The-Counter Inflation Swap Agreements(k)
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	United Kingdom RPI	3.574%	December-2026	GBP	3,132,000	$ 43,184
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.955	October-2026	USD	1,314,000	49,331
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.960	October-2026	USD	1,314,000	48,686
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.993	October-2026	USD	1,288,000	43,716
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.995	October-2026	USD	2,628,000	88,605
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.000	October-2026	USD	1,288,000	42,686
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.010	October-2026	USD	2,628,000	84,626
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.225	November-2026	USD	1,825,000	19,890
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.255	November-2026	USD	1,867,000	14,688
Goldman Sachs International	Receive	United States CPI Urban Consumers NSA	2.040	November-2026	USD	1,320,000	39,076
Goldman Sachs International	Receive	United States CPI Urban Consumers NSA	2.218	November-2026	USD	1,762,000	20,529
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.048	November-2026	USD	1,299,000	37,491
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.249	November-2026	USD	1,493,000	12,673
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.255	November-2026	USD	1,867,000	14,782
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.259	November-2026	USD	1,276,000	9,547
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.284	November-2026	USD	2,776,000	13,779
Barclays Bank PLC	Pay	United Kingdom RPI	3.106	June-2026	GBP	1,294,000	(104,081)
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	2.949	September-2025	GBP	840,423	(61,075)
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	2.801	May-2026	GBP	1,018,000	(118,145)
Goldman Sachs International	Pay	United Kingdom RPI	3.060	December-2025	GBP	3,450,000	(231,343)
Goldman Sachs International	Pay	United Kingdom RPI	2.964	March-2026	GBP	2,298,000	(206,325)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	2.923	February-2025	GBP	11,857,170	(618,931)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	3.250	July-2025	GBP	830,852	(21,200)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Inflation Swap Agreements(k)
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Pay	United States CPI Urban Consumers NSA	2.233%	December-2026	USD	2,578,000	$(24,080)
Subtotal – Over-The-Counter Inflation Swap Agreements							$(801,891)
Centrally Cleared Inflation Swap Agreements
Counterparty/ Clearinghouse
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.294%	January-2027	USD	866,000	$(1,928)
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.300	January-2027	USD	866,000	(1,930)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.630	January-2027	GBP	644,421	(2,024)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.633	January-2027	GBP	885,159	(2,779)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.635	January-2027	GBP	644,420	(2,023)
Subtotal – Centrally Cleared Inflation Swap Agreements							$(10,684)
Total Inflation Swap Agreements							$(812,575)
Total Interest Rate and Inflation Swap Agreements - Interest Rate Risk							$(1,214,848)

Abbreviations:
CPI – Consumer Price Index	LCH – LCH Clearnet	RPI – Retail Price Index
GBP –British Pound Sterling	NSA – Non-Seasonally Adjusted	USD – United States Dollar

(k)	Inflation swap agreements collateralized by $1,020,000 cash held with Citigroup Global Markets Inc., Goldman Sachs International and Morgan Stanley Capital Services, LLC.

Open Over-The-Counter Variance Swap Agreements
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	Hang Seng China Enterprise Index	Receive	29.09%	December-2017	HKD	38,937	$(23,667)
BNP Paribas S.A.	Hang Seng China Enterprise Index	Receive	34.67	December-2017	HKD	27,121	(29,900)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	29.65	December-2017	HKD	33,595	(25,934)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.20	December-2017	HKD	38,165	(30,854)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.85	December-2017	HKD	24,602	(22,169)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	34.93	December-2017	HKD	15,094	(17,017)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	35.59	December-2017	HKD	100,975	(120,176)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	35.90	December-2017	HKD	27,237	(33,213)
HSBC New York	Hang Seng China Enterprise Index	Receive	42.60	December-2017	HKD	54,382	(98,848)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.64	December-2017	HKD	13,930	(385)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	26.94	December-2017	HKD	51,698	(11,236)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	29.06	December-2017	HKD	19,469	(11,400)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	29.74	December-2017	HKD	26,799	(16,883)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.09	December-2017	HKD	111,934	(84,713)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.50	December-2017	HKD	42,751	(37,646)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.63	December-2017	HKD	27,067	(23,877)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.29	December-2017	HKD	25,465	(19,495)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.45	December-2017	HKD	62,123	(48,585)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.64	December-2017	HKD	39,789	(31,896)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	34.19	December-2017	HKD	11,861	(12,526)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	34.29	December-2017	HKD	33,920	(36,150)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	35.24	December-2017	HKD	15,305	(17,707)
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	32.25	December-2017	HKD	10,902	(9,417)
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	34.80	December-2017	HKD	52,850	(58,923)
Societe Generale	Hang Seng China Enterprise Index	Receive	27.78	December-2017	HKD	8,840	(3,137)
Societe Generale	Hang Seng China Enterprise Index	Receive	28.54	December-2017	HKD	44,220	(19,979)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.10	December-2017	HKD	27,362	(16,954)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.55	December-2017	HKD	5,905	(3,433)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.89	December-2017	HKD	40,573	(30,408)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.93	December-2017	HKD	27,320	(19,965)
Societe Generale	Hang Seng China Enterprise Index	Receive	30.42	December-2017	HKD	40,377	(32,523)
Societe Generale	Hang Seng China Enterprise Index	Receive	30.73	December-2017	HKD	38,467	(32,055)
Societe Generale	Hang Seng China Enterprise Index	Receive	32.10	December-2017	HKD	10,130	(8,596)
Societe Generale	Hang Seng China Enterprise Index	Receive	33.25	December-2017	HKD	31,530	(30,391)
Societe Generale	Hang Seng China Enterprise Index	Receive	35.10	December-2017	HKD	12,873	(14,722)
Societe Generale	Hang Seng China Enterprise Index	Receive	35.35	December-2017	HKD	33,179	(38,733)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Societe Generale	Hang Seng China Enterprise Index	Receive	36.75	December-2017	HKD	49,130	$(63,805)
Societe Generale	Hang Seng China Enterprise Index	Receive	39.80%	December-2017	HKD	45,162	(71,111)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	20.64	December-2017	HKD	15,035	(41)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	24.95	December-2017	HKD	36,337	(21,532)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.08	December-2017	HKD	64,715	(44,876)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.25	December-2017	HKD	27,496	(19,173)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.60	December-2017	HKD	51,286	(39,975)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	26.40	December-2017	HKD	23,155	(19,922)
Societe Generale	Hang Seng Index	Receive	22.23	December-2017	HKD	33,234	(7,253)
Societe Generale	Hang Seng Index	Receive	22.78	December-2017	HKD	20,626	(6,382)
Societe Generale	Hang Seng Index	Receive	23.48	December-2017	HKD	53,065	(20,992)
Societe Generale	Hang Seng Index	Receive	24.09	December-2017	HKD	26,533	(14,670)
Societe Generale	Hang Seng Index	Receive	24.28	December-2017	HKD	90,205	(49,918)
Societe Generale	Hang Seng Index	Receive	24.80	December-2017	HKD	64,593	(41,020)
Societe Generale	Hang Seng Index	Receive	24.99	December-2017	HKD	50,717	(34,557)
Societe Generale	Hang Seng Index	Receive	25.08	December-2017	HKD	38,488	(25,927)
Societe Generale	Hang Seng Index	Receive	25.15	December-2017	HKD	58,617	(42,034)
Societe Generale	Hang Seng Index	Receive	25.35	December-2017	HKD	50,597	(38,900)
Societe Generale	Hang Seng Index	Receive	25.52	December-2017	HKD	63,930	(47,017)
Societe Generale	Hang Seng Index	Receive	25.85	December-2017	HKD	41,245	(33,363)
Societe Generale	Hang Seng Index	Receive	25.98	December-2017	HKD	47,871	(37,284)
BNP Paribas S.A.	KOSPI 200 Index	Receive	20.05	December-2017	KRW	7,086,103	(15,922)
Goldman Sachs International	KOSPI 200 Index	Receive	20.30	December-2017	KRW	8,164,924	(23,066)
Goldman Sachs International	KOSPI 200 Index	Receive	21.10	December-2017	KRW	6,109,726	(22,071)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	18.94	December-2017	KRW	2,999,226	(1,761)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	19.75	December-2017	KRW	3,826,805	(6,867)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	19.98	December-2017	KRW	4,400,800	(9,193)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.28	December-2017	KRW	9,543,941	(24,098)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.64	December-2017	KRW	3,928,560	(11,599)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.74	December-2017	KRW	5,313,225	(16,428)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.19	December-2017	KRW	9,170,873	(32,665)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.28	December-2017	KRW	8,385,612	(32,310)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.30	December-2017	KRW	5,469,899	(20,879)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.45	December-2017	KRW	4,600,846	(17,891)
Societe Generale	KOSPI 200 Index	Receive	18.95	December-2017	KRW	13,267,226	(10,026)
Societe Generale	KOSPI 200 Index	Receive	19.53	December-2017	KRW	8,117,144	(10,263)
Societe Generale	KOSPI 200 Index	Receive	20.38	December-2017	KRW	7,005,983	(18,019)
Societe Generale	KOSPI 200 Index	Receive	20.83	December-2017	KRW	7,959,537	(23,683)
Societe Generale	KOSPI 200 Index	Receive	21.10	December-2017	KRW	9,222,065	(31,038)
Societe Generale	KOSPI 200 Index	Receive	21.35	December-2017	KRW	7,267,477	(25,403)
Societe Generale	KOSPI 200 Index	Receive	26.85	December-2017	KRW	21,545,172	(165,689)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Pay	26.65	December-2017	HKD	316,698	65,198
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Pay	26.75	December-2017	HKD	105,566	23,547
Societe Generale	Hang Seng Index	Pay	32.50	December-2017	HKD	136,738	29,099
BNP Paribas S.A.	S&P 500 Index	Pay	19.80	December-2017	USD	7,175	19,482
Goldman Sachs International	S&P 500 Index	Pay	18.75	December-2017	USD	2,659	2,682
Goldman Sachs International	S&P 500 Index	Pay	20.50	December-2017	USD	9,024	35,808
Goldman Sachs International	S&P 500 Index	Pay	20.60	December-2017	USD	8,661	36,180
Goldman Sachs International	S&P 500 Index	Pay	21.15	December-2017	USD	5,408	26,060
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	17.70	December-2017	USD	10,317	(4,361)
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	18.80	December-2017	USD	6,094	4,983
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	19.55	December-2017	USD	7,945	17,358
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	19.90	December-2017	USD	8,054	21,789
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.09	December-2017	USD	4,958	19,438
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.20	December-2017	USD	15,837	56,549
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.36	December-2017	USD	19,225	66,457
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.60	December-2017	USD	11,548	48,240
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.65	December-2017	USD	9,155	37,140
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.73	December-2017	USD	8,762	36,188
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.79	December-2017	USD	11,417	53,354
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	21.25	December-2017	USD	14,422	70,597

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	24.58	December-2017	USD	17,827	$135,613
Societe Generale	S&P 500 Index	Pay	18.50%	December-2017	USD	4,654	3,594
Societe Generale	S&P 500 Index	Pay	19.00	December-2017	USD	2,285	2,300
Societe Generale	S&P 500 Index	Pay	19.25	December-2017	USD	14,636	22,489
Societe Generale	S&P 500 Index	Pay	19.30	December-2017	USD	45,081	45,081
Societe Generale	S&P 500 Index	Pay	19.85	December-2017	USD	4,602	12,253
Societe Generale	S&P 500 Index	Pay	20.00	December-2017	USD	4,100	11,831
Societe Generale	S&P 500 Index	Pay	20.15	December-2017	USD	10,986	36,068
Societe Generale	S&P 500 Index	Pay	20.20	December-2017	USD	11,548	44,565
Societe Generale	S&P 500 Index	Pay	20.30	December-2017	USD	16,022	60,505
Societe Generale	S&P 500 Index	Pay	20.45	December-2017	USD	15,792	62,032
Societe Generale	S&P 500 Index	Pay	20.65	December-2017	USD	6,524	29,785
Societe Generale	S&P 500 Index	Pay	20.75	December-2017	USD	3,410	13,220
Societe Generale	S&P 500 Index	Pay	20.90	December-2017	USD	5,007	21,258
Societe Generale	S&P 500 Index	Pay	21.20	December-2017	USD	12,125	54,145
Total - Variance Swap Agreements - Equity Risk							$(1,051,609)

Currency Abbreviations:
HKD - Hong Kong Dollar	KRW - South Korean Won	USD - United States Dollar

Open Over-The-Counter Volatility Swap Agreements
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	AUD/JPY	Pay	13.75%	April-2017	AUD	2,850	$(3,633)
Barclays Bank PLC	AUD/JPY	Pay	13.85	April-2017	AUD	7,050	(8,454)
Barclays Bank PLC	AUD/JPY	Pay	14.20	April-2017	AUD	19,000	(9,719)
Deutsche Bank Securities Inc.	AUD/JPY	Pay	14.90	March-2017	AUD	33,728	66
Deutsche Bank Securities Inc.	AUD/JPY	Pay	15.275	March-2017	AUD	15,000	3,132
Deutsche Bank Securities Inc.	AUD/JPY	Pay	14.15	April-2017	AUD	17,500	(15,675)
Goldman Sachs International	AUD/JPY	Pay	15.275	March-2017	AUD	6,400	1,336
Goldman Sachs International	AUD/JPY	Pay	15.40	March-2017	AUD	29,772	11,360
Goldman Sachs International	AUD/JPY	Pay	15.55	March-2017	AUD	31,500	15,475
Goldman Sachs International	AUD/JPY	Pay	14.10	April-2017	AUD	14,000	(14,142)
Royal Bank of Scotland Securities Inc.	AUD/JPY	Pay	14.00	April-2017	AUD	22,109	(24,004)
UBS	AUD/JPY	Pay	13.80	April-2017	AUD	14,000	(17,317)
BNP Paribas S.A.	USD/EUR	Pay	8.70	May-2017	USD	96,648	(114,475)
BNP Paribas S.A.	USD/EUR	Pay	10.25	May-2017	USD	45,000	(14,911)
BNP Paribas S.A.	USD/GBP	Pay	10.10	May-2017	USD	6,647	(8,446)
BNP Paribas S.A.	USD/GBP	Pay	10.85	May-2017	USD	13,968	(55,958)
BNP Paribas S.A.	USD/GBP	Pay	11.15	May-2017	USD	19,500	(66,620)
BNP Paribas S.A.	USD/GBP	Pay	11.25	May-2017	USD	19,500	(64,216)
BNP Paribas S.A.	USD/GBP	Pay	11.45	May-2017	USD	19,500	(61,184)
BNP Paribas S.A.	USD/GBP	Pay	13.00	May-2017	USD	30,174	50,408
BNP Paribas S.A.	USD/GBP	Pay	13.20	May-2017	USD	18,000	33,662
Deutsche Bank Securities Inc.	USD/GBP	Pay	11.225	May-2017	USD	18,200	(60,389)
Deutsche Bank Securities Inc.	USD/GBP	Pay	11.275	May-2017	USD	9,100	(29,955)
Societe Generale	USD/GBP	Pay	10.00	May-2017	USD	36,234	(48,831)
Societe Generale	USD/GBP	Pay	11.15	May-2017	USD	22,565	(76,912)
Societe Generale	USD/GBP	Pay	11.65	May-2017	USD	33,364	13,119
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.50	February-2017	USD	6,120	2,235
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.80	February-2017	USD	2,571	(1,094)
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.00	March-2017	USD	15,000	(8,187)
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.10	May-2017	USD	13,500	(23,635)
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.10	June-2017	USD	14,580	(28,509)
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.15	June-2017	USD	12,600	(10,570)
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.75	July-2017	USD	15,000	(35,689)
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.075	July-2017	USD	11,880	(23,999)
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.40	July-2017	USD	5,500	(10,098)
Goldman Sachs International	USD/JPY	Pay	11.9357	March-2017	USD	6,300	3,603
Goldman Sachs International	USD/JPY	Pay	10.1086	April-2017	USD	14,850	(22,242)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD/JPY	Pay	10.1549	April-2017	USD	8,460	$(12,786)
Goldman Sachs International	USD/JPY	Pay	10.34%	June-2017	USD	15,000	(25,118)
Royal Bank of Scotland Securities Inc.	USD/JPY	Pay	9.75	June-2017	USD	9,000	(20,829)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.10	February-2017	AUD	13,393	25,418
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.45	February-2017	AUD	7,827	6,378
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.95	April-2017	AUD	19,718	26,877
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.30	May-2017	AUD	20,863	40,735
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.50	June-2017	AUD	16,412	31,827
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.525	June-2017	AUD	18,942	38,320
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.75	July-2017	AUD	20,000	37,732
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.50	July-2017	AUD	18,000	24,922
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.70	July-2017	AUD	15,933	18,134
Goldman Sachs International	AUD/JPY	Receive	13.3976	March-2017	AUD	12,612	12,163
Goldman Sachs International	AUD/JPY	Receive	12.512	April-2017	AUD	10,933	18,987
Goldman Sachs International	AUD/JPY	Receive	12.6407	April-2017	AUD	19,468	32,080
Goldman Sachs International	AUD/JPY	Receive	12.73	June-2017	AUD	20,000	36,891
Royal Bank of Scotland Securities Inc.	AUD/JPY	Receive	12.55	June-2017	AUD	11,719	23,762
UBS	EUR/JPY	Receive	12.00	May-2017	EUR	2,198	(2,341)
BNP Paribas S.A.	USD/EUR	Receive	8.70	May-2017	USD	6,647	6,342
BNP Paribas S.A.	USD/EUR	Receive	9.85	May-2017	USD	14,965	(6,077)
BNP Paribas S.A.	USD/EUR	Receive	10.00	May-2017	USD	19,500	(14,875)
BNP Paribas S.A.	USD/EUR	Receive	10.10	May-2017	USD	19,500	(16,555)
BNP Paribas S.A.	USD/EUR	Receive	10.25	May-2017	USD	19,500	(19,149)
Deutsche Bank Securities Inc.	USD/EUR	Receive	10.10	May-2017	USD	18,200	(15,699)
Deutsche Bank Securities Inc.	USD/EUR	Receive	10.25	May-2017	USD	9,100	(9,088)
Societe Generale	USD/EUR	Receive	8.70	May-2017	USD	28,861	23,313
Societe Generale	USD/EUR	Receive	9.65	May-2017	USD	24,568	(9,174)
Societe Generale	USD/EUR	Receive	10.15	May-2017	USD	23,542	(20,916)
Societe Generale	USD/EUR	Receive	10.275	May-2017	USD	14,051	(15,638)
BNP Paribas S.A.	USD/GBP	Receive	10.10	May-2017	USD	97,454	136,509
BNP Paribas S.A.	USD/GBP	Receive	11.60	May-2017	USD	52,000	5,575
Barclays Bank PLC	USD/JPY	Receive	9.70	April-2017	USD	7,000	23,845
Barclays Bank PLC	USD/JPY	Receive	10.30	April-2017	USD	13,000	25,920
Deutsche Bank Securities Inc.	USD/JPY	Receive	10.85	March-2017	USD	17,075	22,104
Deutsche Bank Securities Inc.	USD/JPY	Receive	10.90	March-2017	USD	7,000	8,077
Deutsche Bank Securities Inc.	USD/JPY	Receive	11.00	March-2017	USD	12,000	12,367
Deutsche Bank Securities Inc.	USD/JPY	Receive	10.15	April-2017	USD	12,500	34,511
Goldman Sachs International	USD/JPY	Receive	11.00	March-2017	USD	7,600	7,832
Goldman Sachs International	USD/JPY	Receive	11.20	March-2017	USD	20,925	19,769
Goldman Sachs International	USD/JPY	Receive	11.5102	March-2017	USD	21,000	11,425
Goldman Sachs International	USD/JPY	Receive	10.00	April-2017	USD	10,000	31,068
Royal Bank of Scotland Securities Inc.	USD/JPY	Receive	9.80	April-2017	USD	18,242	60,318
UBS	USD/JPY	Receive	9.75	April-2017	USD	10,000	33,565
Total - Volatility Swap Agreements–Currency Risk							$(75,947)

Currency Abbreviations:
AUD - Australian Dollar	GBP - British Pound Sterling	USD - United States Dollar
EUR - Euro	JPY - Japanese Yen

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements (l)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Pay	Macquarie MQCP174 Index	0.15%	52,665	February- 2017	$(5,070,739)	$790
Macquarie Bank Ltd.	Pay	Macquarie MQCP515 Index	0.28	18,939	February- 2017	(3,565,378)	1,085
Macquarie Bank Ltd.	Receive	Macquarie MQCP174 Index	0.15	12,262	February- 2017	1,180,621	(184)
Macquarie Bank Ltd.	Receive	Macquarie MQCP515 Index	0.28	62,816	February- 2017	11,822,166	(293)
Macquarie Bank Ltd.	Receive	Macquarie MQCP515 Index	0.30	85,733	February- 2017	16,139,743	(4,912)
Total Open Over-The-Counter Total Return Swap Agreements—Commodity Risk							$(3,514)

Index Information:

Macquarie MQCP174 Index	—	A basket of eleven indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Aluminum, Copper, Crude Oil, Gasoline RBOB, Heating Oil, Natural Gas, Nickel and Zinc.

Macquarie MQCP515 Index	—	A basket of eleven indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Aluminum, Copper, Crude Oil, Gasoline RBOB, Heating Oil, Natural Gas, Nickel and Zinc.

(l)	Total Retun swap agreements collateralized by $410,000 cash held with Macquarie Bank Ltd..

Open Over-The-Counter Total Return Swap Agreements—Equity Risk

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation
J.P. Morgan Chase Bank, N.A.	Receive	Hang Seng China Enterprises Total Return Index	3 Month HIBOR + 0.32%	1,674	December- 2017	HKD 28,459,825	$ 18,630

Investments Abbreviations:

HIBOR	— Hong Kong Interbank Offered Rate
HKD	— Hong Kong Dollar

Open Forward Foreign Currency Contracts
		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty		Deliver	Receive
02/08/2017	Goldman Sachs International	USD	160,538	MYR	709,581	$160,167	$(371)
02/08/2017	State Street Bank & Trust Co.	MYR	2,982,686	USD	665,778	673,255	(7,477)
02/09/2017	Barclays Bank PLC	CNY	73,202,491	USD	10,721,241	10,633,367	87,874
02/09/2017	Barclays Bank PLC	EUR	3,831,153	SEK	38,074,000	4,243,741	217,258
02/09/2017	Barclays Bank PLC	HKD	17,356,871	USD	2,238,585	2,237,254	1,331
02/09/2017	Barclays Bank PLC	INR	90,173,800	USD	1,312,505	1,329,481	(16,976)
02/09/2017	Barclays Bank PLC	JPY	81,755,000	USD	713,824	724,475	(10,651)
02/09/2017	Barclays Bank PLC	KRW	2,694,260,000	USD	2,244,569	2,325,785	(81,216)
02/09/2017	Barclays Bank PLC	USD	1,308,320	CAD	1,748,700	1,344,072	35,752
02/09/2017	Barclays Bank PLC	USD	482,575	CNY	3,347,600	486,271	3,696
02/09/2017	Barclays Bank PLC	USD	10,396,420	INR	703,312,166	10,369,313	(27,107)
02/09/2017	Barclays Bank PLC	USD	1,687,594	JPY	197,376,000	1,748,628	61,034
02/09/2017	Barclays Bank PLC	USD	1,888,308	KRW	2,240,807,515	1,934,348	46,040
02/09/2017	Barclays Bank PLC	USD	207,930	NZD	297,000	217,838	9,908
02/09/2017	Citigroup Global Markets Inc.	CLP	377,800,000	USD	568,112	583,305	(15,193)
02/09/2017	Citigroup Global Markets Inc.	RUB	10,014,974	USD	153,088	166,129	(13,041)
02/09/2017	Citigroup Global Markets Inc.	USD	324,358	AUD	436,000	330,443	6,085
02/09/2017	Citigroup Global Markets Inc.	USD	234,628	CAD	315,300	242,344	7,716
02/09/2017	Citigroup Global Markets Inc.	USD	282,719	NZD	398,000	291,917	9,198
02/09/2017	Citigroup Global Markets Inc.	USD	1,814,207	RUB	118,660,045	1,968,337	154,130
02/09/2017	Goldman Sachs International	AUD	2,326,261	USD	1,702,125	1,763,067	(60,942)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts- (continued)
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty		Deliver		Receive	Notional Value
02/09/2017	Goldman Sachs International	CAD	9,675,841	USD	7,223,472	$7,436,969	$(213,497)
02/09/2017	Goldman Sachs International	CNY	719,862	USD	105,262	104,567	695
02/09/2017	Goldman Sachs International	INR	51,552,020	USD	755,784	760,060	(4,276)
02/09/2017	Goldman Sachs International	JPY	315,208,000	USD	2,736,328	2,792,546	(56,218)
02/09/2017	Goldman Sachs International	KRW	1,099,474,515	USD	946,477	949,107	(2,630)
02/09/2017	Goldman Sachs International	NZD	4,058,000	USD	2,960,920	2,976,380	(15,460)
02/09/2017	Goldman Sachs International	RUB	12,946,077	USD	200,497	214,750	(14,253)
02/09/2017	Goldman Sachs International	THB	31,235,994	USD	869,357	889,548	(20,191)
02/09/2017	Goldman Sachs International	TWD	9,701,664	USD	309,958	309,261	697
02/09/2017	Goldman Sachs International	USD	374,158	AUD	495,108	375,241	1,083
02/09/2017	Goldman Sachs International	USD	202,461	CAD	269,000	206,757	4,296
02/09/2017	Goldman Sachs International	USD	262,655	HKD	2,037,402	262,615	(40)
02/09/2017	Goldman Sachs International	USD	159,289	IDR	2,124,912,645	158,894	(395)
02/09/2017	Goldman Sachs International	USD	1,504,353	JPY	172,908,000	1,531,857	27,504
02/09/2017	Goldman Sachs International	USD	3,210,871	KRW	3,814,580,000	3,292,886	82,015
02/09/2017	Goldman Sachs International	USD	431,517	PHP	21,476,600	430,965	(552)
02/09/2017	Goldman Sachs International	USD	284,951	SGD	404,251	286,889	1,938
02/09/2017	Goldman Sachs International	USD	260,122	THB	9,161,510	260,904	782
02/09/2017	Goldman Sachs International	USD	302,327	TWD	9,701,664	309,261	6,934
02/09/2017	J.P. Morgan Chase Bank N.A.	AUD	3,910,667	USD	2,997,178	2,963,884	33,294
02/09/2017	J.P. Morgan Chase Bank N.A.	CLP	282,000,000	USD	412,945	435,395	(22,450)
02/09/2017	J.P. Morgan Chase Bank N.A.	JPY	51,739,000	USD	454,025	458,375	(4,350)
02/09/2017	J.P. Morgan Chase Bank N.A.	USD	5,844,775	CLP	3,848,200,000	5,941,436	96,661
02/09/2017	J.P. Morgan Chase Bank N.A.	USD	579,854	CNY	4,046,700	587,822	7,968
02/09/2017	State Street Bank & Trust Co.	IDR	17,471,068,189	USD	1,303,033	1,306,424	(3,391)
02/09/2017	State Street Bank & Trust Co.	PHP	68,766,197	USD	1,385,968	1,379,913	6,055
02/09/2017	State Street Bank & Trust Co.	SGD	1,966,731	USD	1,364,951	1,395,748	(30,797)
02/09/2017	State Street Bank & Trust Co.	USD	274,851	AUD	372,000	281,938	7,087
02/21/2017	State Street Bank & Trust Co.	AUD	2,940,646	USD	2,196,430	2,228,109	(31,679)
02/21/2017	State Street Bank & Trust Co.	CAD	270,000	USD	204,572	207,547	(2,975)
02/21/2017	State Street Bank & Trust Co.	CHF	2,625,000	USD	2,598,356	2,655,294	(56,938)
02/21/2017	State Street Bank & Trust Co.	EUR	6,353,069	USD	6,745,957	6,863,383	(117,426)
02/21/2017	State Street Bank & Trust Co.	GBP	4,243,259	USD	5,158,577	5,339,634	(181,057)
02/21/2017	State Street Bank & Trust Co.	HKD	9,142,000	USD	1,179,264	1,178,539	725
02/21/2017	State Street Bank & Trust Co.	JPY	370,636,000	USD	3,249,397	3,284,582	(35,185)
02/21/2017	State Street Bank & Trust Co.	KRW	22,790,000	USD	19,480	19,739	(259)
02/21/2017	State Street Bank & Trust Co.	SEK	5,715,000	USD	640,249	653,924	(13,675)
02/21/2017	State Street Bank & Trust Co.	USD	260,666	AUD	346,000	262,162	1,496
02/21/2017	State Street Bank & Trust Co.	USD	47,555	CAD	63,000	48,428	873
02/21/2017	State Street Bank & Trust Co.	USD	203,325	CHF	203,000	205,343	2,018
02/21/2017	State Street Bank & Trust Co.	USD	215,847	EUR	201,000	217,146	1,299
02/21/2017	State Street Bank & Trust Co.	USD	156,818	GBP	125,000	157,297	479
02/21/2017	State Street Bank & Trust Co.	USD	1,224,845	HKD	9,496,000	1,224,175	(670)
02/21/2017	State Street Bank & Trust Co.	USD	115,371	JPY	13,005,000	115,251	(120)
02/21/2017	State Street Bank & Trust Co.	USD	532,643	KRW	628,657,000	544,488	11,845
02/21/2017	State Street Bank & Trust Co.	USD	277,092	SEK	2,456,000	281,021	3,929
03/09/2017	Barclays Bank PLC	CAD	9,675,841	USD	7,279,502	7,438,978	(159,476)
03/09/2017	Barclays Bank PLC	EUR	3,880,094	SEK	38,074,000	4,129,300	165,277
03/09/2017	Barclays Bank PLC	NZD	4,058,000	USD	2,883,907	2,973,896	(89,989)
03/09/2017	Barclays Bank PLC	RUB	29,710,275	USD	474,378	489,630	(15,252)
03/09/2017	Barclays Bank PLC	USD	627,028	CAD	833,000	640,427	13,399
03/09/2017	Barclays Bank PLC	USD	1,420,953	GBP	1,127,672	1,419,570	(1,383)
03/09/2017	Goldman Sachs International	AUD	4,101,385	USD	3,039,608	3,106,429	(66,821)
03/09/2017	Goldman Sachs International	CAD	848,552	USD	644,646	652,384	(7,738)
03/09/2017	Goldman Sachs International	CHF	1,446,585	USD	1,428,235	1,464,641	(36,406)
03/09/2017	Goldman Sachs International	CLP	762,200,000	USD	1,143,071	1,174,604	(31,533)
03/09/2017	Goldman Sachs International	CNY	39,598,588	USD	5,673,722	5,744,775	(71,053)
03/09/2017	Goldman Sachs International	GBP	2,263,052	USD	2,855,623	2,848,844	6,779
03/09/2017	Goldman Sachs International	INR	52,762,500	USD	771,381	778,179	(6,798)
03/09/2017	Goldman Sachs International	JPY	21,725,150	USD	189,918	192,647	(2,729)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts- (continued)
		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
03/09/2017	Goldman Sachs International	KRW	1,890,183,090	USD	1,620,666	$ 1,641,264	$ (20,598)
03/09/2017	Goldman Sachs International	SEK	4,428,000	EUR	453,809	486,461	(16,459)
03/09/2017	Goldman Sachs International	USD	421,632	AUD	572,009	433,245	11,613
03/09/2017	Goldman Sachs International	USD	841,380	CAD	1,114,988	857,225	15,845
03/09/2017	Goldman Sachs International	USD	131,196	CHF	133,113	134,774	3,578
03/09/2017	Goldman Sachs International	USD	5,663,282	CLP	3,848,200,000	5,930,348	267,066
03/09/2017	Goldman Sachs International	USD	671,020	CNY	4,717,197	684,348	13,328
03/09/2017	Goldman Sachs International	USD	1,131,153	EUR	1,066,107	1,152,581	21,428
03/09/2017	Goldman Sachs International	USD	561,324	GBP	445,283	560,545	(779)
03/09/2017	Goldman Sachs International	USD	4,102,138	INR	282,432,207	4,165,513	63,375
03/09/2017	Goldman Sachs International	USD	43,637	JPY	5,072,311	44,979	1,342
03/09/2017	Goldman Sachs International	USD	46,413	KRW	54,696,647	47,493	1,080
03/09/2017	Goldman Sachs International	USD	457,564	NZD	649,000	475,618	18,054
03/09/2017	Goldman Sachs International	USD	1,823,085	RUB	118,660,045	1,955,535	132,450
03/09/2017	Goldman Sachs International	USD	44,104	SEK	406,433	46,543	2,439
03/09/2017	State Street Bank & Trust Co.	SEK	3,216,000	EUR	330,059	347,503	(11,453)
03/09/2017	State Street Bank & Trust Co.	USD	628,888	EUR	596,149	644,504	15,616
04/13/2017	Barclays Bank PLC	CAD	311,800	USD	238,206	239,814	(1,608)
04/13/2017	Barclays Bank PLC	CNY	28,431,031	USD	4,049,831	4,095,180	(45,349)
04/13/2017	Barclays Bank PLC	EUR	4,063,347	SEK	38,807,000	4,282,152	52,110
04/13/2017	Barclays Bank PLC	GBP	26,044,252	USD	31,777,101	32,818,435	(1,041,334)
04/13/2017	Barclays Bank PLC	NZD	4,058,000	USD	2,824,834	2,970,614	(145,780)
04/13/2017	Barclays Bank PLC	RUB	11,329,344	USD	187,262	185,149	2,113
04/13/2017	Barclays Bank PLC	USD	5,703,995	CLP	3,848,200,000	5,917,176	213,181
04/13/2017	Barclays Bank PLC	USD	4,097,080	INR	282,432,207	4,147,066	49,986
04/13/2017	Goldman Sachs International	AUD	5,076,678	USD	3,709,072	3,841,942	(132,870)
04/13/2017	Goldman Sachs International	CAD	12,341,548	USD	9,323,171	9,492,220	(169,049)
04/13/2017	Goldman Sachs International	EUR	1,259,987	SEK	11,970,000	1,324,452	8,871
04/13/2017	Goldman Sachs International	EUR	19,758,852	USD	20,894,117	21,401,884	(507,767)
04/13/2017	Goldman Sachs International	JPY	185,897,028	USD	1,594,588	1,651,361	(56,773)
04/13/2017	Goldman Sachs International	USD	1,771,112	RUB	108,290,244	1,769,723	(1,389)
04/13/2017	State Street Bank & Trust Co.	CHF	2,742,374	USD	2,706,112	2,783,122	(77,010)
04/13/2017	State Street Bank & Trust Co.	SEK	12,007,835	USD	1,328,933	1,377,973	(49,040)
04/13/2017	State Street Bank & Trust Co.	USD	57,462	EUR	53,666	58,128	666
04/13/2017	State Street Bank & Trust Co.	USD	68,476	SEK	606,813	69,636	1,160
Total Forward Foreign Currency Contracts - Currency Risk							$ (1,807,443)

Currency Abbreviations:

AUD - Australian Dollar	IDR - Indonesian Rupiah	SEK - Swedish Krona
CAD - Canadian Dollar	INR - Indian Rupee	SGD - Singapore Dollar
CHF - Swiss Franc	JPY - Japanese Yen	THB - Thai Baht
CLP - Chilean Peso	KRW - South Korean Won	TWD - New Taiwan Dollar
CNY - Chinese Yuan	MYR - Malaysian Ringgit	USD - United States Dollar
EUR - Euro	NZD – New Zealand Dollar
GBP - British Pound Sterling	PHP - Philippine Peso
HKD - Hong Kong Dollar	RUB – Russian Ruble

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Global Targeted Returns Fund (the “Fund”) will seek to gain exposure to the commodity market primarily through investments in the Invesco Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Global Targeted Returns Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco Global Targeted Returns Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Invesco Global Targeted Returns Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of

Invesco Global Targeted Returns Fund

H.	Swap Agreements – (continued)

default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of January 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement

Invesco Global Targeted Returns Fund

I.	Call Options Purchased and Written – (continued)

of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

K.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

L.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Invesco Global Targeted Returns Fund

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Mutual Funds	$84,822,034	$—	$—	$84,822,034
Money Market Funds	50,697,486	—	—	50,697,486
Sovereign Debt	—	29,011,825	—	29,011,825
Options Purchased	1,429,613	7,658,373	—	9,087,986
	136,949,133	36,670,198	—	173,619,331
Forward Foreign Currency Contracts*	—	(1,807,443)	—	(1,807,443)
Futures Contracts*	(292,406)	—	—	(292,406)
Options Written*	(2,565)	(4,308,446)	—	(4,311,011)
Swap Agreements*	—	(2,615,918)	—	(2,615,918)
Total Investments	$136,654,162	$27,938,391	$—	$164,592,553

* Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

	Value
Derivative Assets	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$—	$—	$832,024	$—	$832,024
Unrealized appreciation on swap agreements—Centrally Cleared(a)	—	116,612	—	—	3,682,857	3,799,469
Unrealized appreciation on swap agreements—OTC	1,875	—	971,162	1,243,518	583,289	2,799,844
Options purchased, at value—Exchange-Traded(b)	—	—	—	1,429,613	—	1,429,613
Options purchased, at value—OTC(b)	—	—	4,410,126	3,248,247	—	7,658,373
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	2,020,451	—	—	2,020,451
Total Derivative Assets	1,875	116,612	7,401,739	6,753,402	4,266,146	18,539,774
Derivatives not subject to master netting agreements	—	(116,612)	—	(2,261,637)	(3,682,857)	(6,061,106)
Total Derivative Assets subject to master netting agreements	$1,875	$—	$7,401,739	$4,491,765	$583,289	$12,478,668

Invesco Global Targeted Returns Fund

	Value
Derivative Liabilities	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$—	$—	$(1,021,612)	$(102,818)	$(1,124,430)
Unrealized depreciation on swap agreements—Centrally Cleared(a)	—	(405,242)	—	—	(4,095,814)	(4,501,056)
Unrealized depreciation on swap agreements—OTC	(5,389)	—	(1,047,109)	(2,276,497)	(1,385,180)	(4,714,175)
Options written, at value—Exchange-Traded	—	—	—	(2,565)	—	(2,565)
Options written, at value—OTC	—	—	(3,667,021)	(556,849)	(84,576)	(4,308,446)
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	(3,827,894)	—	—	(3,827,894)
Total Derivative Liabilities	(5,389)	(405,242)	(8,542,024)	(3,857,523)	(5,668,388)	(18,478,566)
Derivatives not subject to master netting agreements	—	405,242	—	1,024,177	4,198,632	5,628,051
Total Derivative Liabilities subject to master netting agreements	$(5,389)	$—	$(8,542,024)	$(2,833,346)	$(1,469,756)	$(12,850,515)

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$—	$4,180,545	$—	$—	$4,180,545
Futures contracts	—	—	—	(435,732)	(2,490,262)	(2,925,994)
Options purchased(a)	—	—	(3,096,115)	(431,618)	—	(3,527,733)
Options written	—	—	1,847,980	392,470	—	2,240,450
Swap agreements	(310,627)	(299,723)	212,279	646,962	1,790,987	2,039,878
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	—	(3,495,461)	—	—	(3,495,461)
Futures contracts	—	—	—	(1,230,872)	934,410	(296,462)
Options purchased(a)	—	—	592,081	(2,101,963)	—	(1,509,882)
Options written	—	—	25,525	(1,055,203)	(11,252)	(1,040,930)
Swap agreements	(106,807)	(165,303)	213,065	(857,647)	634,646	(282,046)
Total	$(417,434)	$(465,026)	$479,899	$(5,073,603)	$858,529	$(4,617,635)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

Invesco Global Targeted Returns Fund

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Index Options Written	Foreign Currency Options	Swaptions(a)	Swap Agreements
Average notional value	$303,303,154	$115,698,665	$184,573,912	$59,870,594	$229,495,341	$3,985,000	$579,721,232
Average contracts	—	—	7,899	1,257	—	—	—

(a)	Summarizes the one month average notional value of swaptions contracts outstanding during the period.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended January 31, 2017 was $9,262,824 and $28,466,726, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,824,951
Aggregate unrealized (depreciation) of investment securities	(9,034,172)
Net unrealized appreciation (depreciation) of investment securities	$(6,209,221)
Cost of investments for tax purposes is $179,828,552.

Invesco Global Targeted Returns Fund

Invesco Greater China Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	CHI-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.33% (b)

Apparel Retail–1.12%

Pou Sheng International (Holdings) Ltd. (Hong Kong)	3,383,000	$767,053

Auto Parts & Equipment–4.16%

Huayu Automotive Systems Co., Ltd.-Class A	431,019	1,036,194

Minth Group Ltd.	560,000	1,812,974

		2,849,168

Automobile Manufacturers–1.07%

Jiangling Motors Corp., Ltd.-Class B	311,100	733,755

Diversified Banks–0.51%

BOC Hong Kong (Holdings) Ltd. (Hong Kong)	86,500	345,901

Education Services–4.63%

New Oriental Education & Technology Group, Inc. -ADR(c)	66,681	3,170,681

Electrical Components & Equipment–4.82%

Voltronic Power Technology Corp. (Taiwan)	59,150	799,990

Zhuzhou CRRC Times Electric Co., Ltd. -Class H	437,500	2,500,157

		3,300,147

Electronic Components–5.21%

Chin-Poon Industrial Co., Ltd. (Taiwan)	647,000	1,283,154

Largan Precision Co., Ltd. (Taiwan)	16,000	2,281,215

		3,564,369

Electronic Equipment & Instruments–1.00%

Flytech Technology Co., Ltd. (Taiwan)	220,000	686,198

Electronic Manufacturing Services–1.51%

FIH Mobile Ltd.	3,220,000	1,035,023

Financial Exchanges & Data–0.51%

Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	14,400	348,792

Food Retail–3.01%

President Chain Store Corp. (Taiwan)	276,000	2,057,613

Footwear–4.70%

Stella International Holdings Ltd.	908,500	1,385,109

Yue Yuen Industrial (Holdings) Ltd. (Hong Kong)	500,500	1,831,987

		3,217,096

	Shares	Value

Gas Utilities–1.96%

Towngas China Co. Ltd. (Hong Kong)	2,453,000	$1,337,717

Health Care Equipment–1.99%

MicroPort Scientific Corp. (c)	1,832,000	1,358,849

Home Furnishings–0.86%

Man Wah Holdings Ltd. (Hong Kong)	918,400	586,559

Hotels, Resorts & Cruise Lines–0.07%

Shanghai Jinjiang International Hotels Development Co., Ltd.-Class B	22,948	49,131

Hypermarkets & Super Centers–3.90%

Sun Art Retail Group Ltd. (Hong Kong)	2,669,000	2,669,141

Industrial Conglomerates–0.51%

Beijing Enterprises Holdings Ltd.	70,500	349,975

Internet & Direct Marketing Retail–4.57%

Ctrip.com International, Ltd. -ADR(c)	72,360	3,126,676

Internet Software & Services–20.81%

Alibaba Group Holding Ltd. -ADR(c)	33,589	3,402,902

Baidu, Inc. -ADR(c)	17,600	3,081,232

PChome Online Inc. (Taiwan)	124,000	1,025,483

Tencent Holdings Ltd.	257,700	6,723,932

		14,233,549

Leisure Products–0.90%

Goodbaby International Holdings Ltd.	1,430,000	616,173

Marine Ports & Services–2.11%

China Merchants Port Holdings Co. Ltd.	540,000	1,445,865

Packaged Foods & Meats–5.14%

Qinqin Foodstuffs Group (Cayman) Co. Ltd. (c)	55,600	17,628

Tingyi (Cayman Islands) Holding Corp.	1,468,000	1,668,683

Uni-President China Holdings Ltd.	2,396,000	1,828,587

		3,514,898

Personal Products–4.74%

Hengan International Group Co. Ltd.	396,000	3,245,256

Pharmaceuticals–1.15%

Sino Biopharmaceutical Ltd.	994,000	784,637

Restaurants–1.98%

Ajisen (China) Holdings Ltd. (Hong Kong)	2,540,000	1,024,655

Café de Coral Holdings Ltd. (Hong Kong)	100,000	331,603

		1,356,258

See accompanying notes which are an integral part of this schedule.

Invesco Greater China Fund

	Shares	Value

Semiconductors–8.18%

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	833,000	$4,957,946

Win Semiconductors Corp. (Taiwan)	212,004	636,001

		5,593,947

Wireless Telecommunication Services–8.21%

China Mobile Ltd.	391,500	4,450,651

SmarTone Telecommunications Holdings Ltd. (Hong Kong)	843,000	1,162,549

		5,613,200

Total Common Stocks & Other Equity Interests (Cost $65,242,744)		67,957,627

	Shares	Value

Money Market Funds–0.84%

Government & Agency Portfolio – Institutional Class, 0.47% (d)	343,882	$343,882

Treasury Portfolio – Institutional Class, 0.40% (d)	229,255	229,255

Total Money Market Funds (Cost $573,137)		573,137

TOTAL INVESTMENTS–100.17% (Cost $65,815,881)		68,530,764

OTHER ASSETS LESS LIABILITIES–(0.17)%		(118,391)

NET ASSETS–100.00%		$68,412,373

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Greater China Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Greater China Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than U.S. securities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Greater China Fund

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $28,743,565, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Common Stocks & Other Equity Interests	$18,352,055	$49,605,572	$—	$67,957,627

Money Market Funds	573,137	—	—	573,137

Total Investments	$18,925,192	$49,605,572	$—	$68,530,764

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $9,909,433 and $12,941,822, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,345,735

Aggregate unrealized (depreciation) of investment securities	(5,655,862)

Net unrealized appreciation of investment securities	$2,689,873

Cost of investments for tax purposes is $65,840,891.

Invesco Greater China Fund

Invesco World Bond Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	WBD-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–52.92%(a)

Australia–2.04%

Australia Government Bond, Series TB136, REGS, Sr. Unsec. Bonds, 4.75%, 04/21/2027(b)	AUD	800,000	$715,948

Austria–1.31%

OMV AG, REGS, Jr. Unsec. Sub. Euro Bonds, 6.75% (b)(c)	EUR	400,000	460,990

Belgium–0.66%

Solvay Finance S.A., REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 5.12% (b)(c)	EUR	200,000	233,966

Canada–3.60%

City of Ottawa, Unsec. Bonds, 3.10%, 07/27/2048	CAD	500,000	336,731

Province of British Columbia, Unsec. Bonds, 2.80%, 06/18/2048	CAD	290,000	203,156

Province of Ontario Canada, Unsec. Bonds, 3.45%, 06/02/2045	CAD	930,000	727,346

			1,267,233

Denmark–0.61%

Danske Bank A/S, Jr. Unsec. Sub. Medium-Term Euro Notes, 5.68% (c)	GBP	170,000	214,317

France–1.34%

Orange S.A., REGS, Jr. Unsec. Sub. Euro Notes, 5.88% (b)(c)	GBP	200,000	267,714

TOTAL S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 2.63% (b)(c)	EUR	200,000	203,739

			471,453

Germany–1.63%

EnBW Energie Baden-Wuerttemberg AG, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 7.38%, 04/02/2072(b)	EUR	120,000	130,969

RWE AG, REGS, Jr. Unsec. Sub. Euro Notes, 7.00% (b)(c)	GBP	200,000	263,327

Volkswagen International Finance N.V., REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 3.88% (b)(c)	EUR	160,000	178,298

			572,594

	Principal Amount		Value

India–1.27%

Province of British Columbia, Sr. Unsec. Bonds, 6.60%, 01/09/2020(b)	INR	30,000,000	$447,754

Ireland–6.05%

Ireland Government Bond, REGS, Unsec. Euro Bonds, 1.00%, 05/15/2026(b)	EUR	2,000,000	2,128,985

Japan–2.93%

Government of Japan Forty Year Bond, Series 8, Sr. Unsec. Bonds, 1.40%, 03/20/2055	JPY	100,000,000	1,029,103

Luxembourg–0.47%

SES S.A., REGS, Jr. Unsec. Gtd. Sub. Euro Notes, 4.63% (b)(c)	EUR	150,000	165,244

Mexico–4.29%

Mexican Bonos, Series M, Sr. Unsec. Bonds, 7.50%, 06/03/2027	MXN	23,950,000	1,143,886

Petróleos Mexicanos, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.75%, 04/21/2027(b)	EUR	400,000	365,168

			1,509,054

Netherlands–2.87%

Achmea B.V., Series 1, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.00% (c)	EUR	500,000	558,187

Coöperatieve Rabobank U.A., REGS, Jr. Unsec. Sub. Euro Bonds, 5.50% (b)(c)	EUR	200,000	220,757

Koninklijke KPN N.V., REGS, Jr. Unsec. Sub. Euro Notes, 6.13% (b)(c)	EUR	200,000	231,600

			1,010,544

Norway–0.77%

DNB Bank ASA, REGS, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/2022(b)	EUR	250,000	271,102

Russia–2.94%

Russian Federal Bond - OFZ, Series 6214, Unsec. Bonds, 6.40%, 05/27/2020	RUB	65,000,000	1,034,498

South Africa–0.97%

Republic of South Africa Government Bond, Unsec. Bonds, 8.75%, 02/28/2048	ZAR	5,000,000	340,582

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

		Principal Amount	Value

Spain–5.71%

Spain Government Bond,REGS, Sr. Unsec. Euro Bonds, 3.45%, 07/30/2066(b)	EUR	400,000	$447,229

5.90%, 07/30/2026(b)	EUR	970,000	1,443,888

Telefónica Europe B.V., REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 6.50% (b)(c)	EUR	100,000	115,730

			2,006,847

Supranational–4.07%

Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/2027	JPY	130,000,000	1,432,782

Switzerland–0.66%

UBS Group AG, REGS, Jr. Unsec. Sub. Euro Bonds, 5.75% (b)(c)	EUR	200,000	231,308

United Kingdom–4.97%

Boparan Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 5.50%, 07/15/2021(b)	GBP	200,000	247,248

Direct Line Insurance Group PLC, REGS, Unsec. Gtd. Sub. Euro Notes, 9.25%, 04/27/2042(b)	GBP	280,000	436,710

Moto Finance PLC, REGS, Sec. Gtd. Second Lien Euro Notes, 6.38%, 09/01/2020(b)	GBP	200,000	261,017

Nationwide Building Society, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.88% (b)(c)	GBP	200,000	254,892

NGG Finance PLC, REGS, Unsec. Gtd. Sub. Euro Notes, 5.63%, 06/18/2073(b)	GBP	250,000	344,625

Scottish Widows Ltd., REGS, Unsec. Sub. Euro Notes, 5.50%, 06/16/2023(b)	GBP	150,000	203,837

			1,748,329

United States–3.76%

Apple Inc., REGS, Sr. Unsec. Medium-Term Notes, 3.70%, 08/28/2022(b)	AUD	1,100,000	852,613

Goldman Sachs Group, Inc. (The), REGS, Sr. Unsec. Medium-Term DIP Notes, 5.00%, 08/08/2018(b)	AUD	600,000	468,451

			1,321,064

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $18,792,561)			18,613,697

U.S. Dollar Denominated Bonds & Notes–34.57%

Bahrain–1.29%

Bahrain Government International Bond, Sr. Unsec. Bonds, 7.00%, 10/12/2028(b)		$440,000	452,246

	Principal Amount	Value

Brazil–3.21%

BRF GmbH, Sr. Unsec. Gtd. Notes, 4.35%, 09/29/2026(b)	$200,000	$188,250

Minerva Luxembourg S.A., Sr. Unsec. Gtd. Notes, 6.50%, 09/20/2026(b)	271,000	269,754

Odebrecht Drilling Norbe VIII/IX Ltd., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.35%, 06/30/2022(b)	143,000	65,780

Odebrecht Finance Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 5.25%, 06/27/2029(b)	200,000	86,500

Petrobras Global Finance B.V., Sr. Unsec. Gtd. Global Notes, 6.13%, 01/17/2022	63,000	65,048

7.38%, 01/17/2027	110,000	114,675

8.75%, 05/23/2026	300,000	337,500

		1,127,507

Canada–0.69%

Enbridge Inc., Series 2016-A, Unsec. Sub. Global Notes, 6.00%, 01/15/2077	168,000	171,735

Precision Drilling Corp., Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	67,000	72,695

		244,430

Colombia–0.57%

Avianca Holdings S.A. / Avianca Leasing LLC/ Grupo Taca Holdings, REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(b)	200,000	200,000

Georgia–0.82%

BGEO Group JSC, Sr. Unsec. Bonds, 6.00%, 07/26/2023(b)	285,000	288,634

India–1.15%

Vedanta Resources PLC, Sr. Unsec. Notes, 6.38%, 07/30/2022(b)	400,000	403,000

Jamaica–0.53%

Digicel Group Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 6.75%, 03/01/2023(b)	200,000	186,875

Mexico–3.72%

Mexico City Airport Trust, Sr. Sec. Notes, 4.25%, 10/31/2026(b)	219,000	213,245

REGS, Sr. Sec. Euro Bonds, 5.50%, 10/31/2046(b)	200,000	181,200

Petróleos Mexicanos, Sr. Unsec. Gtd. Notes, 6.50%, 03/13/2027(b)	328,000	338,894

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

	Principal Amount	Value

Mexico–(continued)

SixSigma Networks México, S.A. de C.V., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 11/07/2021(b)	$200,000	$185,000

Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R., Sr. Unsec. Gtd. Bonds, 7.25%, 09/27/2023(b)	400,000	391,319

		1,309,658

Netherlands–1.60%

AerCap Global Aviation Trust, Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	267,000	272,674

ING Groep N.V., Jr. Unsec. Sub. Global Notes, 6.50% (c)	300,000	291,375

		564,049

Peru–1.17%

Southern Copper Corp., Sr. Unsec. Global Notes, 5.88%, 04/23/2045	400,000	411,500

Russia–1.15%

Gazprom OAO Via Gaz Capital S.A., REGS, Sr. Unsec. Medium-Term Euro Notes, 7.29%, 08/16/2037(b)	350,000	403,112

South Africa–1.13%

MTN (Mauritius) Investments Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 10/13/2026(b)	394,000	399,418

Sri Lanka–1.03%

Sri Lanka Government International Bond, Sr. Unsec. Bonds, 6.83%, 07/18/2026(b)	362,000	362,043

Switzerland–0.57%

UBS AG, REGS, Unsec. Sub. Medium-Term Euro Notes, 7.25%, 02/22/2022(b)	200,000	200,615

Turkey–1.11%

Turkcell Iletisim Hizmetleri A.S., REGS, Sr. Unsec. Euro Notes, 5.75%, 10/15/2025(b)	400,000	389,060

Ukraine–1.23%

Kernel Holding S.A., Sr. Unsec. Gtd. Notes, 8.75%, 01/31/2022(b)	429,000	432,818

United States–13.60%

AES Argentina Generación S.A., Sr. Unsec. Notes, 7.75%, 02/02/2024(b)	444,000	446,309

Ally Financial Inc., Unsec. Sub. Global Notes, 5.75%, 11/20/2025	143,000	146,575

American Airlines Pass Through Trust, Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	102,000	103,657

	Principal Amount	Value

United States–(continued)

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.50%, 12/05/2026	$325,000	$319,504

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	87,000	88,522

Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	170,000	181,475

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	246,000	268,197

Communications Sales & Leasing, Inc./CSL Capital LLC, Sr. Unsec. Gtd. Notes, 7.13%, 12/15/2024(b)	227,000	230,405

Crown Castle International Corp., Sr. Unsec. Notes, 4.00%, 03/01/2027	345,000	345,378

EarthLink Holdings Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/2019	69,000	70,380

Ford Motor Co., Sr. Unsec. Global Notes, 5.29%, 12/08/2046	238,000	237,085

JPMorgan Chase & Co., Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (c)	300,000	309,000

Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	250,000	257,031

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021(b)	200,000	182,250

Rowan Cos., Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 06/15/2025	44,000	46,200

RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	200,000	212,750

Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	174,000	178,785

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	197,000	204,880

Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(b)	32,000	32,840

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 6.38%, 06/15/2026(b)	192,000	190,080

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	400,000	414,000

Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	300,000	319,875

		4,785,178

Total U.S. Dollar Denominated Bonds & Notes (Cost $11,961,254)		12,160,143

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

	Principal Amount	Value

U.S. Treasury Securities–6.32%

United States–6.32%

U.S. Treasury Bonds, 2.88%, 11/15/2046 (Cost $2,199,004)	$2,300,000	$2,221,163

Collateralized Mortgage Obligations–1.27%

United States–1.27%

BLCP Hotel Trust, Series 2014-CLRN, Class C, Floating Rate Pass Through Ctfs., 2.72%, 08/15/2029(b)(e) (Cost $450,000)	450,000	446,074

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.32%

United States –0.32%

Freddie Mac Multifamily Securitization, Series K038, Class X1, Variable Rate Pass Through Ctfs., 1.19%, 3/25/2024(e) (Cost $113,416)	1,672,439	112,322

	Shares
Common Stocks–0.13%

Colombia–0.13%

Pacific Exploration and Production Corp. (f) (Cost $100,798)	1,050	45,312

Money Market Funds–3.32%

Government & Agency Portfolio – Institutional Class, 0.47% (g)	700,446	700,446
Treasury Portfolio – Institutional Class, 0.40% (g)	466,964	466,964
Total Money Market Funds (Cost $1,167,410)		1,167,410

Options Purchased–0.02% (Cost $42,090)(h)		8,019
TOTAL INVESTMENTS–98.87% (Cost $34,826,533)		34,774,140
OTHER ASSETS LESS LIABILITIES–1.13%		397,016
NET ASSETS–100.00%		$35,171,156

Investment Abbreviations:

AUD	—Australian Dollar
CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
DIP	—Debtor-in-possession
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
JPY	—Japanese Yen
Jr.	—Junior
MXN	—Mexican New Peso
REGS	—Regulation S
RUB	—Russian Ruble
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
ZAR	—South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $19,821,178, which represented 56.36% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2017.

(f)	Non-income producing security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

(h)	The tables below details options purchases: See Note 1G, Note 1H and Note 3.

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

	Open Over-The-Counter Credit Default Swaptions Purchased—Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Put	JPMorgan Chase Bank, N.A.	80.00%	Receive	Markit iTraxx Europe Index, Series 26, Version 1	03/15/2017	0.735%	EUR 600,000	$895

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus CAD	Call	Royal Bank of Canada	06/13/2017	CAD	1.368	USD	800,000	$ 5,435
USD versus MXN	Call	Bank of America Merrill Lynch	02/10/2017	MXN	21.785	USD	900,000	1,629
USD versus MXN	Call	Morgan Stanley Capital Services LLC	02/10/2017	MXN	19.065	USD	900,000	60
Subtotal Over-The-Counter-Foreign Currency Options Purchased—Currency Risk								$7,124
Total Options Purchased (Cost $42,090)								$ 8,019

  Currency Abbreviations:

CAD	—	Canadian Dollar	EUR	—	Euro	MXN	—	Mexican Peso

USD	—	U.S. Dollar

(a)	Implied credit spreads represent the current level as of January 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco World Bond Fund

A.	Security Valuation – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco World Bond Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

Invesco World Bond Fund

G.	Call Options Purchased and Written – (continued)

A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Invesco World Bond Fund

I.	Swap Agreements– (continued)

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of January 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Invesco World Bond Fund

J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Non-U.S. Dollar Denominated Bonds & Notes	$—	$18,613,697	$—	$18,613,697

U.S. Dollar Denominated Bonds & Notes	—	12,160,143	—	12,160,143

U.S. Treasury Securities	—	2,221,163	—	2,221,163

Collateralized Mortgage Obligations	—	446,074	—	446,074

U.S. Government Sponsored Agency Mortgage- Backed Securities	—	112,322	—	112,322

Common Stocks	45,312	—	—	45,312

Money Market Funds	1,167,410	—	—	1,167,410

Options Purchased	—	8,019	—	8,019

	1,212,722	33,561,418	—	34,774,140

Forward Foreign Currency Contracts*	—	(549,250)	—	(549,250)

Futures Contracts*	47,274	—	—	47,274

Options Written*	—	(2,062)	—	(2,062)

Swap Agreements*	—	184,887	—	184,887

Total Investments	$1,259,996	$33,194,993	$—	$34,454,989

* Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco World Bond Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
02/28/17	Barclays Bank PLC	AUD	4,350,000	USD	3,201,202	$3,295,451	$(94,249)
02/28/17	Barclays Bank PLC	CLP	400,000,000	USD	601,594	616,800	(15,206)
02/28/17	Barclays Bank PLC	EUR	666,882	SEK	6,300,000	714,164	438
02/28/17	Barclays Bank PLC	EUR	1,300,000	USD	1,392,070	1,404,759	(12,689)
02/28/17	Barclays Bank PLC	PHP	36,000,000	USD	716,560	722,028	(5,468)
02/28/17	Barclays Bank PLC	PLN	2,000,000	USD	490,441	499,248	(8,807)
02/28/17	Barclays Bank PLC	SGD	900,000	USD	633,879	638,819	(4,940)
02/28/17	Barclays Bank PLC	USD	1,694,953	AUD	2,300,000	1,742,422	47,469
02/28/17	Barclays Bank PLC	USD	2,577,745	EUR	2,400,000	2,593,402	15,657
02/28/17	Barclays Bank PLC	USD	735,781	PLN	3,000,000	748,873	13,092
02/28/17	BNP Paribas S.A.	GBP	500,000	USD	631,452	629,262	2,190
02/28/17	BNP Paribas S.A.	KRW	500,000,000	USD	424,782	433,899	(9,117)
02/28/17	BNP Paribas S.A.	USD	961,547	GBP	770,000	969,063	7,516
02/28/17	BNP Paribas S.A.	USD	725,373	INR	50,000,000	738,066	12,693
02/28/17	BNP Paribas S.A.	USD	5,302,889	JPY	586,611,320	5,199,464	(103,425)
02/28/17	Citigroup Global Markets Inc.	CAD	2,143,534	USD	1,589,154	1,647,824	(58,670)
02/28/17	Citigroup Global Markets Inc.	EUR	6,750,000	USD	7,193,559	7,293,943	(100,384)
02/28/17	Citigroup Global Markets Inc.	GBP	1,670,034	USD	2,063,004	2,101,778	(38,774)
02/28/17	Citigroup Global Markets Inc.	HUF	170,000,000	USD	583,571	592,472	(8,901)
02/28/17	Citigroup Global Markets Inc.	JPY	100,000,000	USD	851,786	886,356	(34,570)
02/28/17	Citigroup Global Markets Inc.	MXN	36,900,000	USD	1,740,822	1,763,108	(22,286)

Invesco World Bond Fund

Open Forward Foreign Currency Contracts – (continued)
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive

02/28/17	Citigroup Global Markets Inc.	THB	30,000,000	USD	834,302	$854,095	$(19,793)
02/28/17	Citigroup Global Markets Inc.	TRY	2,200,000	USD	594,095	578,993	15,102
02/28/17	Citigroup Global Markets Inc.	USD	1,371,598	CAD	1,800,000	1,383,735	12,137
02/28/17	Citigroup Global Markets Inc.	USD	7,918,020	EUR	7,453,350	8,053,972	135,952
02/28/17	Citigroup Global Markets Inc.	USD	1,774,640	GBP	1,400,000	1,761,934	(12,706)
02/28/17	Citigroup Global Markets Inc.	USD	614,285	HUF	180,000,000	627,323	13,038
02/28/17	Citigroup Global Markets Inc.	USD	1,032,695	JPY	120,000,000	1,063,627	30,932
02/28/17	Citigroup Global Markets Inc.	USD	1,708,512	MXN	36,000,000	1,720,106	11,594
02/28/17	Citigroup Global Markets Inc.	USD	840,807	THB	30,000,000	854,095	13,288
02/28/17	Citigroup Global Markets Inc.	USD	578,310	TRY	2,100,000	552,676	(25,634)
02/28/17	Citigroup Global Markets Inc.	USD	540,579	ZAR	7,500,000	553,821	13,242
02/28/17	Citigroup Global Markets Inc.	ZAR	6,600,000	USD	464,463	487,362	(22,899)
02/28/17	Goldman Sachs International	GBP	350,000	USD	424,630	440,483	(15,853)
02/28/17	Goldman Sachs International	HUF	430,000,000	USD	1,451,844	1,498,606	(46,762)
02/28/17	Goldman Sachs International	MXN	18,000,000	USD	849,730	860,053	(10,323)
02/28/17	Goldman Sachs International	PLN	2,500,000	USD	596,887	624,061	(27,174)
02/28/17	Goldman Sachs International	RUB	53,000,000	USD	874,562	875,414	(852)
02/28/17	Goldman Sachs International	THB	25,000,000	USD	706,834	711,746	(4,912)
02/28/17	Goldman Sachs International	TRY	2,000,000	USD	559,541	526,358	33,183
02/28/17	Goldman Sachs International	USD	434,486	GBP	350,000	440,483	5,997
02/28/17	Goldman Sachs International	USD	695,069	HUF	200,000,000	697,026	1,957
02/28/17	Goldman Sachs International	USD	390,485	MXN	8,000,000	382,246	(8,239)
02/28/17	Goldman Sachs International	USD	1,225,349	PLN	5,100,000	1,273,084	47,735
02/28/17	Goldman Sachs International	USD	711,440	THB	25,000,000	711,746	306
02/28/17	Goldman Sachs International	USD	537,987	TRY	2,000,000	526,358	(11,629)
02/28/17	Goldman Sachs International	USD	516,149	ZAR	7,000,000	516,900	751

Invesco World Bond Fund

Open Forward Foreign Currency Contracts – (continued)
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
02/28/17	Goldman Sachs International	ZAR	8,200,000	USD	600,508	$605,511	$(5,003)
02/28/17	JPMorgan Chase Bank, N.A	JPY	120,000,000	USD	1,039,492	1,063,627	(24,135)
02/28/17	JPMorgan Chase Bank, N.A	MYR	2,000,000	USD	445,236	450,998	(5,762)
02/28/17	JPMorgan Chase Bank, N.A	RUB	30,000,000	USD	450,934	495,517	(44,583)
02/28/17	JPMorgan Chase Bank, N.A	USD	640,835	RUB	40,000,000	660,690	19,855
02/28/17	JPMorgan Chase Bank, N.A	USD	704,306	JPY	80,000,000	709,085	4,779
02/28/17	Merrill Lynch International	NOK	5,000,000	USD	583,872	606,423	(22,551)
02/28/17	Merrill Lynch International	USD	180,189	NOK	1,500,000	181,927	1,738
02/28/17	Morgan Stanley & Co. LLC	COP	1,300,000,000	USD	408,099	442,068	(33,969)
02/28/17	Morgan Stanley & Co. LLC	GBP	340,000	USD	416,257	427,898	(11,641)
02/28/17	Morgan Stanley & Co. LLC	IDR	3,500,000,000	USD	253,073	261,544	(8,471)
02/28/17	Morgan Stanley & Co. LLC	SGD	2,800,000	USD	1,964,244	1,987,437	(23,193)
02/28/17	Morgan Stanley & Co. LLC	TRY	2,100,000	USD	608,298	552,676	55,622
02/28/17	Morgan Stanley & Co. LLC	USD	431,035	COP	1,300,000,000	442,068	11,033
02/28/17	Morgan Stanley & Co. LLC	USD	419,682	GBP	340,000	427,898	8,216
02/28/17	Morgan Stanley & Co. LLC	USD	657,414	IDR	9,000,000,000	672,542	15,128
02/28/17	Morgan Stanley & Co. LLC	USD	1,969,209	SGD	2,800,000	1,987,437	18,228
02/28/17	Morgan Stanley & Co. LLC	USD	631,404	TRY	2,200,000	578,994	(52,410)
02/28/17	Royal Bank of Scotland Securities Inc.	USD	372,562	PLN	1,500,000	374,436	1,874
02/28/17	State Street Bank & Trust Co.	USD	276,197	ZAR	3,800,000	280,603	4,406
02/28/17	State Street Bank & Trust Co.	ZAR	3,600,000	USD	245,507	265,834	(20,327)
02/28/17	TD Bank, N.A.	CAD	1,150,000	USD	860,508	884,053	(23,545)
02/28/17	TD Bank, N.A.	COP	1,300,000,000	USD	402,477	442,068	(39,591)
02/28/17	TD Bank, N.A.	EUR	1,100,000	USD	1,149,430	1,188,643	(39,213)
02/28/17	TD Bank, N.A.	GBP	700,000	USD	871,319	880,967	(9,648)
02/28/17	TD Bank, N.A.	JPY	800,000,000	USD	7,025,770	7,090,847	(65,077)
02/28/17	TD Bank, N.A.	NOK	5,000,000	USD	582,456	606,423	(23,967)
02/28/17	TD Bank, N.A.	USD	744,802	CAD	1,000,000	768,742	23,940
02/28/17	TD Bank, N.A.	USD	418,545	COP	1,300,000,000	442,068	23,523

Invesco World Bond Fund

Open Forward Foreign Currency Contracts – (continued)
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
02/28/17	TD Bank, N.A.	USD	1,057,093	EUR	1,000,000	$1,080,584	$23,491
02/28/17	TD Bank, N.A.	USD	934,643	GBP	750,000	943,893	9,250
02/28/17	TD Bank, N.A.	USD	6,273,075	JPY	700,000,000	6,204,491	(68,584)
02/28/17	TD Bank, N.A.	USD	1,776,133	NOK	15,000,000	1,819,269	43,136
04/28/17	Citigroup Global Markets Inc.	EUR	880,000	USD	941,821	953,780	(11,959)
04/28/17	Citigroup Global Markets Inc.	GBP	650,000	USD	820,277	819,323	954
04/28/17	Deutsche Bank Securities Inc.	CNY	5,664,200	USD	841,358	812,566	28,792
04/28/17	Deutsche Bank Securities Inc.	USD	400,000	CNY	2,728,520	391,424	(8,576)
04/28/17	Goldman Sachs International	CNY	15,500,000	USD	2,251,431	2,223,575	27,856
04/28/17	Goldman Sachs International	USD	1,553,887	CNY	10,800,000	1,549,329	(4,558)
04/28/17	Morgan Stanley & Co. LLC	GBP	244,520	USD	300,644	308,216	(7,572)
04/28/17	Morgan Stanley & Co. LLC	USD	300,000	GBP	244,315	307,958	7,958
04/28/17	State Street Bank & Trust Co.	EUR	380,000	USD	406,526	411,859	(5,333)
04/28/17	State Street Bank & Trust Co.	JPY	45,000,000	USD	393,157	399,993	(6,836)
04/28/17	TD Bank, N.A.	CNY	9,700,000	USD	1,417,937	1,391,528	26,409
04/28/17	TD Bank, N.A.	USD	1,409,705	CNY	9,700,000	1,391,527	(18,178)
06/14/17	RBC Capital Markets Corp.	CAD	261,686	USD	197,851	201,419	(3,568)
06/14/17	RBC Capital Markets Corp.	USD	200,000	CAD	261,686	201,419	1,419
12/22/17	Goldman Sachs International	TWD	40,000,000	USD	1,242,236	1,286,764	(44,528)
12/22/17	Goldman Sachs International	USD	1,270,850	TWD	40,000,000	1,286,764	15,914
Total Open Forward Foreign Currency Contracts—Currency Risk							$(549,250)

Currency Abbreviations:

AUD	—	Australian Dollar	INR	—	Indian Rupee	SEK	—	Swedish Krona

CAD	—	Canadian Dollar	JPY	—	Japanese Yen	SGD	—	Singapore Dollar

CLP	—	Chilean Peso	KRW	—	South Korean Won	THB	—	Thai Baht

CNY	—	China Renminlbi	MXN	—	Mexican Peso	TRY	—	Turkish Lira

COP	—	Columbian Peso	MYR	—	Malaysian Ringgit	TWD	—	Taiwan Dollar

EUR	—	Euro	NOK	—	Norwegian Krone	USD	—	U.S. Dollar

GBP	—	British Pound Sterling	PHP	—	Philippines Peso	ZAR	—	South African Rand

HUF	—	Hungarian Forint	PLN	—	Poland Zloty

IDR	—	Indonesian Rupiah	RUB	—	Russian Ruble

Invesco World Bond Fund

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
Euro–OAT French Government Bonds	Short	7	March-2017	$(1,117,431)	$4,832
Euro–BTP Italian Government Bonds	Short	13	March-2017	(1,837,211)	42,442
Total Futures Contracts—Interest Rate Risk					$47,274
(a)	Futures contracts collateralized by $71,292 cash held with Bank of America Merrill Lynch, the futures commission merchant.

	Open Over-The-Counter Credit Default Swaptions Written—Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation
5 Year Credit Default Swap	Call	JPMorgan Chase Bank, N.A.	65.00%	Receive	Markit iTraxx Europe Index, Series 26, Version 1	03/15/2017	0.735%	$(654)	EUR	600,000	$(162)	$492
5 Year Credit Default Swap	Put	JPMorgan Chase Bank, N.A.	95.00	Pay	Markit iTraxx Europe Index, Series 26, Version 1	03/15/2017	0.735	(315)	EUR	600,000	(271)	44
Subtotal Credit Default Swaptions Written—Credit Risk								$(969)			$(433)	$536

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value	Value	Unrealized Appreciation
USD versus MXN	Call	Morgan Stanley Capital Services LLC	02/10/2017	MXN	21.785	$(10,705)	USD 900,000	$(1,629)	$9,076
Total Options Written—Currency Risk									$9,612

Options Written Transactions
	Call Options					Put Options
	Notional Value		Notional Value		Premiums Received	Notional Value		Premiums Received
Beginning of period	EUR	—	USD	—	$—	EUR	—	$—
Written	EUR	600,000	USD	900,000	(11,359)	EUR	600,000	(315)
Closed	EUR	—	USD	—	—	EUR	—	—
End of period	EUR	600,000	USD	900,000	$(11,359)	EUR	600,000	$(315)

Abbreviations:

EUR	—	Euro	USD	—	U.S. Dollar
MXN	—	Mexican Peso

(b)	Implied credit spreads represent the current level as of January 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month NIBOR	1.58%	01/27/2022	NOK	12,370,000	$(1,626)
Credit Suisse Securities (USA) LLC/CME	Pay	1 Month MXIBOR	7.71	01/22/2022	MXN	25,000,000	11,040
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.39	01/27/2022	SEK	(12,750,000)	2,461
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month LIBOR	1.38	05/26/2021	USD	(9,000,000)	196,158
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month LIBOR	1.99	01/06/2022	USD	(2,500,000)	(624)
Total Interest Rate Swap Agreements – Interest Rate Risk						$207,409
(a)	Centrally cleared swap agreements collateralized by $310,000 cash held by Credit Suisse First Boston.

Invesco World Bond Fund

Open Over-The-Counter Total Return Swap Agreements — Equity Risk
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Pay	iBoxx USD Liquid High Yield Index	3 Month USD LIBOR	10,000	03/21/2017	$1,000,000	$ (22,522)

Abbreviations:

CME	–	Chicago Mercantile Exchange	MXN	–	Mexican Peso	SEK	–	Swedish Krona
LIBOR	–	London Interbank Offered Rate	NIBOR	–	Norway Interbank Offered Rate	STIBOR	–	Stockholm Interbank Offered Rate
MXIBOR	–	Mexican Interbank Offered Rate	NOK	–	Norwegian Krone	USD	–	U.S. Dollar

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$—	$—	$47,274	$47,274
Unrealized appreciation on swap agreements—Centrally Cleared(a)	—	—	—	209,659	209,659
Options purchased, at value—OTC(b)	895	7,124	—	—	8,019
Unrealized appreciation on forward foreign currency contracts outstanding	807,790	—	—	—	807,790
Total Derivative Assets	808,685	7,124	—	256,933	1,072,742
Derivatives not subject to master netting agreements	—	—	—	(256,933)	(256,933)
Total Derivative Assets subject to master netting agreements	$808,685	$7,124	$—	$—	$815,809

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on swap agreements—Centrally Cleared(a)	$—	$—	$—	$(2,250)	$(2,250)
Unrealized depreciation on swap agreements—OTC	—	—	(22,522)	—	(22,522)
Options written, at value—OTC	(433)	(1,629)	—	—	(2,062)
Unrealized depreciation on forward foreign currency contracts outstanding	(1,357,040)	—	—	—	(1,357,040)
Total Derivative Liabilities	(1,357,473)	(1,629)	(22,522)	(2,250)	(1,383,874)
Derivatives not subject to master netting agreements	—	—	—	2,250	2,250
Total Derivative Liabilities subject to master netting agreements	$(1,357,473)	$(1,629)	$(22,522)	$—	$(1,381,624)
(a)	Includes cumulative appreciation on futures contracts and centrally cleared swap agreements.

(b)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(538,814)	$—	$—	$(538,814)
Futures contracts	—	—	—	85,516	85,516
Options purchased(c)	—	—	—	—	—
Options written	—	—	—	—	—
Swap agreements	(216,873)	—	(6,905)	(80,705)	(304,483)

Invesco World Bond Fund

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$—	$(533,742)	$—	$—	$(533,742)
Futures contracts	—	—	—	(5,749)	(5,749)
Options purchased(c)	102	(34,173)	—	—	(34,071)
Options written	536	9,076	—	—	9,612
Swap agreements	158,416	—	(11,175)	299,641	446,882
Total	$(57,819)	$(1,097,653)	$(18,080)	$298,703	$(874,849)
(c)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$80,393,446	$1,681,153	$1,933,333	$1,292,727	$17,954,313

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $29,407,258 and $39,493,546, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $2,680,449 and $478,320, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$944,504
Aggregate unrealized (depreciation) of investment securities	(1,135,641)
Net unrealized appreciation (depreciation) of investment securities	$(191,137)
Cost of investments for tax purposes is $34,965,277.

Invesco World Bond Fund

Invesco Long/Short Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	LSE-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments (a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.26%

Aerospace & Defense–4.01%

Huntington Ingalls Industries, Inc.	7,250	$1,406,210

Spirit AeroSystems Holdings, Inc. -Class A	18,200	1,092,910

United Technologies Corp.	3,250	356,427

		2,855,547

Agricultural Products–1.72%

Ingredion Inc.	9,550	1,224,214

Air Freight & Logistics–1.08%

Expeditors International of Washington, Inc.	14,750	768,180

Apparel Retail–1.47%

Gap, Inc. (The)	45,350	1,044,411

Apparel, Accessories & Luxury Goods–1.56%

PVH Corp.	11,800	1,106,958

Auto Parts & Equipment–1.66%

Adient PLC (b)	2,000	126,980

Lear Corp.	7,400	1,051,466

		1,178,446

Biotechnology–2.20%

Alkermes PLC (b)	1,300	70,343

Incyte Corp. (b)	500	60,605

United Therapeutics Corp. (b)	8,750	1,431,762

		1,562,710

Building Products–0.37%

Owens Corning	4,750	262,438

Communications Equipment–3.29%

F5 Networks, Inc. (b)	9,350	1,253,180

Juniper Networks, Inc.	40,750	1,091,285

		2,344,465

Computer & Electronics Retail–0.56%

Best Buy Co., Inc.	9,000	400,680

Construction & Engineering–1.68%

Jacobs Engineering Group, Inc. (b)	20,450	1,197,348

Construction Machinery & Heavy Trucks–1.89%

Allison Transmission Holdings, Inc.	38,450	1,344,981

Consumer Electronics–1.33%

Garmin Ltd.	19,600	946,484

Consumer Finance–4.13%

Navient Corp.	81,850	1,231,024

Santander Consumer USA Holdings Inc. (b)	38,000	502,360

Synchrony Financial	33,700	1,207,134

		2,940,518

Data Processing & Outsourced Services–1.83%

Conduent Inc. (b)	18,764	280,709

Western Union Co. (The)	52,000	1,018,160

		1,298,869

	Shares	Value

Department Stores–3.49%

Kohl’s Corp.	27,400	$1,091,342

Macy’s, Inc.	25,050	739,977

Nordstrom, Inc.	14,800	654,456

		2,485,775

Electric Utilities–0.38%

Entergy Corp.	3,820	273,665

Gas Utilities–0.86%

National Fuel Gas Co.	10,900	612,035

Gold–0.51%

Barrick Gold Corp. (Canada)	7,400	136,456

Newmont Mining Corp.	6,250	226,750

		363,206

Health Care Equipment–0.69%

Hologic, Inc. (b)	12,200	494,466

Household Products–1.38%

Spectrum Brands Holdings, Inc.	7,350	980,417

Human Resource & Employment Services–2.03%

ManpowerGroup Inc.	15,150	1,446,219

Industrial Machinery–1.65%

Parker-Hannifin Corp.	8,000	1,177,040

Integrated Oil & Gas–0.09%

Cenovus Energy Inc. (Canada)	4,600	62,698

Internet Software & Services–4.94%

Akamai Technologies, Inc. (b)	18,500	1,268,915

CoStar Group Inc. (b)	2,600	525,460

IAC/InterActiveCorp. (b)	6,800	467,908

MercadoLibre Inc. (Argentina)	600	111,234

VeriSign, Inc. (b)	14,200	1,138,982

		3,512,499

Investment Banking & Brokerage–1.95%

E*TRADE Financial Corp. (b)	37,100	1,389,395

IT Consulting & Other Services–1.23%

Teradata Corp. (b)	29,850	876,396

Life & Health Insurance–2.45%

Lincoln National Corp.	16,350	1,103,788

Unum Group	14,050	638,292

		1,742,080

Mortgage REIT’s–1.55%

AGNC Investment Corp.	59,100	1,103,397

Office REIT’s–0.36%

Alexandria Real Estate Equities, Inc.	2,300	254,886

Oil & Gas Drilling–2.52%

Ensco PLC -Class A	107,200	1,170,624

Noble Corp. PLC	88,350	596,362

Transocean Ltd. (b)	1,650	23,051

		1,790,037

See accompanying notes which are an integral part of this schedule.

                                 Invesco Long/Short Equity Fund

	Shares	Value

Oil & Gas Equipment & Services–0.40%

Superior Energy Services, Inc. (b)	16,150	$285,371

Oil & Gas Exploration & Production–2.63%

Continental Resources, Inc. (b)	11,400	553,584

Crescent Point Energy Corp. (Canada)	77,400	903,258

Denbury Resources Inc. (b)	124,900	418,415

		1,875,257

Oil & Gas Storage & Transportation–2.98%

ONEOK, Inc.	20,950	1,154,554

Williams Cos., Inc. (The)	33,500	966,140

		2,120,694

Packaged Foods & Meats–0.67%

Conagra Brands, Inc.	5,200	203,268

Pilgrim’s Pride Corp.	14,350	274,659

		477,927

Regional Banks–6.98%

Citizens Financial Group, Inc.	35,950	1,300,311

Fifth Third Bancorp	44,600	1,164,060

Regions Financial Corp.	89,850	1,294,739

SunTrust Banks, Inc.	21,250	1,207,425

		4,966,535

Reinsurance–1.79%

Everest Re Group, Ltd.	4,450	978,688

Reinsurance Group of America, Inc.	2,350	294,855

		1,273,543

Restaurants–1.72%

Darden Restaurants, Inc.	16,700	1,223,776

	Shares	Value

Retail REIT’s–0.07%

Urban Edge Properties	1,725	$48,248

Semiconductor Equipment–1.78%

Applied Materials, Inc.	5,150	176,388

KLA-Tencor Corp.	12,850	1,093,663

		1,270,051

Specialty Stores–1.70%

Staples, Inc.	131,250	1,207,500

Technology Hardware, Storage & Peripherals–6.48%

HP Inc.	82,350	1,239,367

NetApp, Inc.	36,200	1,387,184

Seagate Technology PLC	29,600	1,336,440

Xerox Corp.	93,820	650,173

		4,613,164

Trading Companies & Distributors–1.20%

United Rentals, Inc. (b)	6,750	853,943

Total Common Stocks & Other Equity Interests (Cost $51,762,395)		59,256,469

Money Market Funds–15.47%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	6,604,250	6,604,250

Treasury Portfolio – Institutional Class, 0.40% (c)	4,402,833	4,402,833

Total Money Market Funds (Cost $11,007,083)		11,007,083

TOTAL INVESTMENTS–98.73% (Cost $62,769,478)		70,263,552

OTHER ASSETS LESS LIABILITIES–1.27%		902,315

NET ASSETS–100.00%		$71,165,867

Investment Abbreviations:

REIT       — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Dates	Floating Rate Index(1)	Notional Amount	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities - Long	Morgan Stanley & Co. LLC	12/21/2017	Federal Funds floating rate	$70,261,626	$572,493(2)	$70,747,939
Equity Securities - Short	Morgan Stanley & Co. LLC	12/21/2017	Federal Funds floating rate	(70,055,947)	(545,128)(3)	(70,578,248)
Total Return Swap Agreements – Equity Risk					$27,365	$169,691
(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $86,180 of dividends receivable and fees from the Fund to the Counterparty.
(3)	Amount includes $(22,827) of dividends payable and fees from the Fund to the Counterparty.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC as of January 31, 2017.

	Shares	Value

Equity Securities - Long

Aerospace & Defense

Boeing Co. (The)	8,400	$1,372,728

Spirit AeroSystems Holdings, Inc. -Class A	3,350	201,168

United Technologies Corp.	6,250	685,438

		2,259,334

Agricultural Products

Archer-Daniels-Midland Co.	22,600	1,000,276

Ingredion Inc.	150	19,229

		1,019,505

Air Freight & Logistics

Expeditors International of Washington, Inc.	6,150	320,292

Airlines

United Continental Holdings Inc.	11,800	831,546

Apparel, Accessories & Luxury Goods

PVH Corp.	250	23,453

Asset Management & Custody Banks

State Street Corp.	14,050	1,070,610

Auto Parts & Equipment

Lear Corp.	2,650	376,539

Biotechnology

Alkermes PLC	18,250	987,507

Amgen Inc.	7,400	1,159,432

Biogen Inc.	4,060	1,125,594

Gilead Sciences, Inc.	14,900	1,079,505

Incyte Corp.	10,250	1,242,403

		5,594,441

Broadcasting

CBS Corp. -Class B	19,050	1,228,534

Communications Equipment

Cisco Systems, Inc.	37,000	1,136,640

F5 Networks, Inc.	650	87,119

Juniper Networks, Inc.	700	18,746

		1,242,505

Computer & Electronics Retail

Best Buy Co., Inc.	21,800	970,536

Consumer Electronics

Garmin Ltd.	350	16,901

Consumer Finance

American Express Co.	14,750	1,126,605

Discover Financial Services, Inc.	18,100	1,253,968

Synchrony Financial	600	21,492

		2,402,065

Copper

Freeport-McMoRan Inc.	65,250	1,086,412

	Shares	Value

Data Processing & Outsourced Services

Conduent Inc.	2,166	$32,403

Western Union Co. (The)	950	18,601

		51,004

Department Stores

Macy’s Inc.	1,850	54,649

Diversified Banks

Bank of America Corp.	58,250	1,318,780

Bank of Montreal (Canada)	15,200	1,149,576

Bank of Nova Scotia (The) (Canada)	19,900	1,189,622

Canadian Imperial Bank of Commerce (Canada)	7,900	673,080

Citigroup Inc.	24,600	1,373,418

		5,704,476

Drug Retail

CVS Health Corp.	14,350	1,130,923

Electric Utilities

Entergy Corp.	180	12,895

Exelon Corp.	31,500	1,130,220

FirstEnergy Corp.	35,650	1,080,908

		2,224,023

Environmental & Facilities Services

Waste Management, Inc.	15,800	1,098,100

Gold

Agnico Eagle Mines Ltd. (Canada)	25,450	1,213,965

Barrick Gold Corp. (Canada)	69,900	1,288,956

Newmont Mining Corp.	28,600	1,037,608

		3,540,529

Health Care Distributors

McKesson Corp.	5,800	807,070

Health Care Equipment

Baxter International Inc.	24,650	1,180,981

Hologic Inc.	17,650	715,354

		1,896,335

Health Care Facilities

HCA Holdings, Inc.	14,600	1,172,088

Hotel & Resort REIT’s

Host Hotels & Resorts Inc.	57,500	1,039,025

Household Products

Procter & Gamble Co. (The)	13,050	1,143,180

Hypermarkets & Super Centers

Wal-Mart Stores Inc.	16,300	1,087,862

Industrial Machinery

Parker-Hannifin Corp.	100	14,713

Integrated Oil & Gas

Cenovus Energy Inc. (Canada)	16,800	228,984

Occidental Petroleum Corp.	15,750	1,067,378

		1,296,362

See accompanying notes which are an integral part of this schedule.

                                 Invesco Long/Short Equity Fund

	Shares	Value

Integrated Telecommunication Services

Verizon Communications Inc.	20,650	$1,012,057

Internet Software & Services

Akamai Technologies Inc.	350	24,006

eBay Inc.	3,200	101,856

IAC/InterActiveCorp.	4,200	289,002

MercadoLibre Inc. (Argentina)	6,500	1,205,035

		1,619,899

IT Consulting & Other Services

International Business Machines Corp.	6,500	1,134,380

Teradata Corp.	9,700	284,792

		1,419,172

Life & Health Insurance

Aflac Inc.	15,950	1,116,340

Lincoln National Corp.	300	20,253

Prudential Financial, Inc.	13,300	1,397,963

Sun Life Financial, Inc. (Canada)	9,600	378,816

		2,913,372

Managed Health Care

UnitedHealth Group Inc.	6,900	1,118,490

Mortgage REIT’s

AGNC Investment Corp.	2,600	48,542

Multi-Utilities

CenterPoint Energy Inc.	30,900	809,889

Oil & Gas Drilling

Transocean Ltd.	92,650	1,294,321

Oil & Gas Exploration & Production

Devon Energy Corp.	16,950	771,903

Noble Energy Inc.	30,800	1,224,608

		1,996,511

Oil & Gas Refining & Marketing

Valero Energy Corp.	19,600	1,288,896

Oil & Gas Storage & Transportation

Kinder Morgan Inc.	47,750	1,066,735

ONEOK Inc.	350	19,289

Williams Cos Inc. (The)	4,000	115,360

		1,201,384

Packaged Foods & Meats

Campbell Soup Co.	2,200	136,906

Conagra Brands, Inc.	23,500	918,615

Pilgrim’s Pride Corp.	3,050	58,377

Tyson Foods, Inc. -Class A	18,400	1,155,336

		2,269,234

	Shares	Value

Pharmaceuticals

Johnson & Johnson	9,500	$1,075,875

Merck & Co., Inc.	19,350	1,199,507

Pfizer, Inc.	13,600	431,528

		2,706,910

Regional Banks

Citizens Financial Group Inc.	650	23,510

Fifth Third BanCorp.	750	19,575

Regions Financial Corp.	1,550	22,336

SunTrust Banks, Inc.	350	19,887

		85,308

Reinsurance

Everest Re Group Ltd.	200	43,986

Restaurants

Darden Restaurants Inc.	300	21,984

Semiconductor Equipment

Applied Materials, Inc.	35,400	1,212,450

KLA-Tencor Corp.	250	21,278

Lam Research Corp.	9,000	1,033,740

		2,267,468

Semiconductors

Intel Corp.	33,250	1,224,265

Maxim Integrated Products, Inc.	29,100	1,294,368

NVIDIA Corp.	12,700	1,386,586

Texas Instruments Inc.	17,950	1,355,943

		5,261,162

Specialty REIT’s

American Tower Corp.	1,650	170,775

Public Storage	3,900	838,500

		1,009,275

Systems Software

CA Inc.	4,850	151,659

Technology Hardware, Storage & Peripherals

Apple Inc.	9,600	1,164,960

HP Inc.	1,450	21,822

NetApp, Inc.	650	24,908

Seagate Technology PLC	500	22,575

Xerox Corp.	10,830	75,052

		1,309,317

Trading Companies & Distributors

United Rentals Inc.	1,550	196,091

Total Equity Securities - Long		$70,747,939

See accompanying notes which are an integral part of this schedule.

                                 Invesco Long/Short Equity Fund

	Shares	Value

Equity Securities - Short

Airlines

JetBlue Airways Corp.	(46,300)	$(907,943)

Alternative Carriers

Zayo Group Holdings Inc.	(30,750)	(982,770)

Apparel Retail

L Brands Inc.	(18,050)	(1,086,791)

Apparel, Accessories & Luxury Goods

Fossil Group, Inc.	(14,650)	(374,601)

Hanesbrands Inc.	(34,400)	(815,624)

Under Armour, Inc. -Class A	(12,400)	(266,476)

Under Armour, Inc. -Class C	(26,900)	(517,018)

		(1,973,719)

Application Software

Autodesk Inc.	(7,050)	(573,447)

salesforce.com Inc.	(13,600)	(1,075,760)

Splunk Inc.	(16,700)	(966,262)

Tyler Technologies, Inc.	(7,100)	(1,036,742)

Workday Inc.	(12,550)	(1,042,779)

		(4,694,990)

Asset Management & Custody Banks

Brookfield Asset Management Inc. -Class A (Canada)	(8,750)	(302,575)

Automobile Manufacturers

Tesla Motors, Inc.	(1,150)	(289,720)

Automotive Retail

Advance Auto Parts, Inc.	(6,450)	(1,059,348)

AutoNation Inc.	(19,900)	(1,057,088)

CarMax, Inc.	(15,800)	(1,054,018)

		(3,170,454)

Biotechnology

Alnylam Pharmaceuticals, Inc.	(27,950)	(1,117,720)

Puma Biotechnology Inc.	(11,600)	(375,840)

		(1,493,560)

Building Products

Johnson Controls International plc	(8,950)	(393,621)

Casinos & Gaming

Wynn Resorts Ltd.	(10,300)	(1,044,729)

Commodity Chemicals

Westlake Chemical Corp.	(16,800)	(1,040,088)

Construction Machinery & Heavy Trucks

Wabtec Corp./DE	(12,100)	(1,048,344)

Construction Materials

Martin Marietta Materials, Inc.	(4,400)	(1,010,240)

Vulcan Materials Co.	(7,900)	(1,013,807)

		(2,024,047)

Data Processing & Outsourced Services

FleetCor Technologies Inc.	(5,650)	(833,319)

Mastercard Inc. -Class A	(300)	(31,899)

Sabre Corp.	(42,650)	(1,044,925)

	Shares	Value

Data Processing & Outsourced Services–(continued)

Visa Inc. -Class A	(11,650)	$(963,571)

		(2,873,714)

Electrical Components & Equipment

Acuity Brands Inc.	(5,150)	(1,067,234)

Environmental & Facilities Services

Stericycle, Inc.	(13,850)	(1,068,389)

Waste Connections, Inc. (Canada)	(13,150)	(1,055,945)

		(2,124,334)

Fertilizers & Agricultural Chemicals

CF Industries Holdings, Inc.	(29,150)	(1,028,703)

Financial Exchanges & Data

FactSet Research Systems Inc.	(450)	(77,872)

Food Retail

Kroger Co. (The)	(31,950)	(1,085,022)

Footwear

NIKE Inc. -Class B	(19,150)	(1,013,035)

Gold

Franco-Nevada Corp. (Canada)	(13,300)	(865,032)

Health Care Distributors

Patterson Cos Inc.	(7,500)	(312,075)

Health Care Equipment

DexCom, Inc.	(13,400)	(1,060,610)

Health Care Facilities

Brookdale Senior Living Inc.	(53,550)	(801,643)

Tenet Healthcare Corp.	(32,600)	(573,434)

		(1,375,077)

Hotels, Resorts & Cruise Lines

Norwegian Cruise Line Holdings Ltd.	(21,700)	(1,019,900)

Royal Caribbean Cruises Ltd.	(11,250)	(1,053,338)

		(2,073,238)

Industrial Machinery

Middleby Corp. (The)	(2,400)	(322,032)

Integrated Oil & Gas

Chevron Corp.	(9,350)	(1,041,122)

Exxon Mobil Corp.	(12,450)	(1,044,430)

		(2,085,552)

Internet & Direct Marketing Retail

TripAdvisor, Inc.	(20,500)	(1,084,450)

Leisure Products

Polaris Industries Inc.	(12,250)	(1,029,858)

Life Sciences Tools & Services

Illumina, Inc.	(6,600)	(1,056,660)

Multi-Sector Holdings

FNFV Group	(23,650)	(307,450)

See accompanying notes which are an integral part of this schedule.

                                 Invesco Long/Short Equity Fund

	Shares	Value

Oil & Gas Equipment & Services

Core Laboratories NV	(9,100)	$(1,063,153)

Schlumberger Ltd.	(12,650)	(1,058,932)

Weatherford International PLC	(202,650)	(1,055,806)

		(3,177,891)

Oil & Gas Exploration & Production

Antero Resources Corp.	(41,250)	(1,006,912)

Oil & Gas Storage & Transportation

Cheniere Energy, Inc.	(21,700)	(1,034,005)

Pembina Pipeline Corp. (Canada)	(18,500)	(573,685)

Plains GP Holdings LP	(7,050)	(228,773)

		(1,836,463)

Personal Products

Coty, Inc. -Class A	(54,650)	(1,049,280)

Pharmaceuticals

Endo International PLC	(78,050)	(955,332)

Jazz Pharmaceuticals PLC	(8,900)	(1,085,088)

Mallinckrodt PLC	(22,600)	(1,101,298)

Perrigo Co. PLC	(10,600)	(807,190)

		(3,948,908)

Property & Casualty Insurance

Markel Corp.	(1,155)	(1,068,375)

Real Estate Development

Howard Hughes Corp. (The)	(9,850)	(1,050,109)

Real Estate Services

CBRE Group Inc.	(34,150)	(1,036,794)

Jones Lang LaSalle Inc.	(10,350)	(1,066,361)

		(2,103,155)

Research & Consulting Services

IHS Markit Ltd. (United Kingdom)	(27,000)	(1,065,150)

	Shares	Value

Restaurants

Chipotle Mexican Grill, Inc.	(2,540)	$(1,070,458)

Semiconductors

First Solar Inc.	(33,850)	(1,055,781)

Silver

Silver Wheaton Corp. (Canada)	(49,750)	(1,100,968)

Soft Drinks

Monster Beverage Corp.	(25,200)	(1,073,520)

Specialized REIT’s

Equinix Inc.	(2,700)	(1,039,446)

Iron Mountain Inc.	(29,450)	(1,054,310)

Weyerhaeuser Co.	(21,000)	(657,930)

		(2,751,686)

Specialty Stores

Signet Jewelers Ltd.	(11,350)	(881,555)

Tractor Supply Co.	(14,300)	(1,053,481)

		(1,935,036)

Steel

Allegheny Technologies, Inc.	(38,000)	(825,740)

Systems Software

FireEye, Inc.	(57,700)	(781,835)

Tableau Software, Inc.	(22,100)	(1,057,264)

		(1,839,099)

Trading Companies & Distributors

Fastenal Co.	(21,200)	(1,053,216)

Trucking

AMERCO	(720)	(271,202)

Total Equity Securities - Short		$(70,578,248)

See accompanying notes which are an integral part of this schedule.

                                 Invesco Long/Short Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco Long/Short Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.                     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

                                 Invesco Long/Short Equity Fund

E.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Common Stocks & Other Equity Interests	$59,256,469	$—	$—	$59,256,469

Money Market Funds	11,007,083	—	—	11,007,083

	70,263,552	—	—	70,263,552

Swap Agreements*	—	27,365	—	27,365

Total Investments	$70,263,552	$27,365	$—	$70,290,917

* Unrealized appreciation.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements—OTC	$572,493
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$572,493

Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements—OTC	$(545,128)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(545,128)

                                 Invesco Long/Short Equity Fund

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Swap agreements	$ 2,479,265
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(1,408,304)
Total	$ 1,070,961

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$ 141,608,844

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $5,508,183 and $18,322,895, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,282,841
Aggregate unrealized (depreciation) of investment securities	(1,909,309)
Net unrealized appreciation of investment securities	$7,373,532
Cost of investments for tax purposes is $62,890,020.

                                 Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	LVEM-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.18%

Brazil–12.50%

Ambev S.A. -ADR	90,800	$489,412

Braskem S.A. -Preference Shares -ADR	51,800	535,332

Companhia Energetica de Minas Gerais -ADR	216,638	615,252

Cosan S.A. Industria e Comercio	46,300	592,159

Equatorial Energia S.A.	7,400	136,547

Kroton Educacional S.A.	115,400	495,150

Magazine Luiza S.A. (a)	4,700	191,051

MRV Engenharia e Participacoes S.A.	166,100	673,125

Multiplus S.A.	43,400	490,424

Smiles S.A.	42,800	706,843

Transmissora Alianca de Energia Eletrica S.A. (b)	71,000	483,909

		5,409,204

Chile–4.51%

Aguas Andinas S.A. -Class A	710,716	386,628

Banco de Chile	2,329,881	278,268

Cencosud S.A.	183,058	534,497

Enel Américas S.A. -ADR	45,319	409,231

Enel Chile S.A.	3,530,159	340,854

		1,949,478

China–6.66%

Changyou.com Ltd. -ADR (a)	10,421	251,355

China Communication Services Corp. Ltd. -Class H	592,000	400,312

Chongqing Rural Commercial Bank Co., Ltd. -Class H	925,000	564,489

Guangzhou Automobile Group Co. Ltd. -Class H	392,000	534,720

Jiangsu Expressway Co. Ltd. -Class H	134,000	167,648

Lao Feng Xiang Co., Ltd. -Class B	64,100	226,340

Longfor Properties Co. Ltd.	397,500	572,653

Yantai Changyu Pioneer Wine Co. Ltd. -Class B	64,900	163,979

		2,881,496

India–10.82%

Bharat Electronics Ltd.	25,407	574,454

Hero MotoCorp Ltd.	10,719	500,340

Hindustan Petroleum Corp. Ltd.	75,955	583,499

ITC Ltd.	116,877	442,973

Marico Ltd.	147,087	556,396

NHPC Ltd.	660,346	281,254

Reliance Infrastructure Ltd.	70,072	537,536

Sun TV Network Ltd.	73,008	567,706

Vedanta Ltd.	169,119	637,005

		4,681,163

Indonesia–0.58%

PT AKR Corporindo Tbk	504,200	251,742

	Shares	Value

Malaysia–4.38%

AirAsia Bhd.	918,800	$529,060

PPB Group Bhd.	45,300	166,327

Public Bank Bhd.	124,300	564,171

Telekom Malaysia Bhd.	116,900	156,931

Tenaga Nasional Bhd.	158,400	479,295

		1,895,784

Mexico–7.02%

Alpek S.A.B. de C.V.	290,100	333,911

Arca Continental S.A.B. de C.V.	48,600	261,355

Coca-Cola Femsa, S.A.B. de C.V. -Series L	60,300	373,639

Gentera S.A.B. de C.V.	308,200	450,082

Gruma, S.A.B. de C.V. -Class B	15,260	204,949

Industrias Bachoco, S.A.B. de C.V. -Series B	36,100	140,116

Industrias CH, S.A.B. de C.V. -Series B(a)	35,200	222,838

Megacable Holdings S.A.B. de C.V. -Series CPO(c)	68,400	216,507

Nemak, S.A.B. de C.V. -REGS (d)	455,900	424,611

Wal-Mart de México, S.A.B. de C.V. -Series V	232,700	411,808

		3,039,816

Philippines–1.09%

Aboitiz Equity Ventures Inc.	242,980	362,362

Cebu Air, Inc.	58,320	111,146

		473,508

Poland–2.01%

Powszechny Zaklad Ubezpieczen S.A.	59,792	527,558

Tauron Polska Energia S.A. (a)	462,192	340,513

		868,071

Qatar–0.43%

Qatar Islamic Bank (S.A.Q)	6,376	185,954

Russia–8.45%

ALROSA PJSC (a)	334,845	588,297

Gazprom PAO -ADR	107,649	533,654

Inter RAO UES PJSC	8,464,273	573,108

LUKOIL PJSC -ADR	11,174	631,290

Magnitogorsk Iron & Steel Works OJSC	1,054,138	689,389

Rostelecom PJSC	231,480	321,237

Sistema PJSFC -REGS -GDR(d)	33,467	320,279

		3,657,254

South Africa–10.18%

Barclays Africa Group Ltd.	49,182	579,401

Bidvest Group Ltd. (The)	23,931	282,015

KAP Industrial Holdings Ltd.	200,096	115,779

Kumba Iron Ore Ltd. (a)	47,922	735,870

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Emerging Markets Fund

	Shares	Value

South Africa–(continued)

Liberty Holdings Ltd.	55,324	$454,266

Life Healthcare Group Holdings Ltd.	87,260	218,502

Nedbank Group Ltd.	32,148	557,627

Reunert Ltd.	54,452	275,119

Sappi Ltd.	84,313	541,449

Sibanye Gold Ltd.	117,888	265,733

Super Group Ltd. (a)	68,235	185,008

Tsogo Sun Holdings Ltd.	98,915	194,448

		4,405,217

South Korea–12.60%

Hankook Tire Co. Ltd.	11,838	576,959

Hanwha Corp. (a)	17,060	517,096

HITEJINRO Co., Ltd.	25,055	448,753

Hyundai Development Co.	13,904	523,204

Kangwon Land Inc.	16,349	460,351

KT&G Corp.	6,029	521,749

Lotte Chemical Corp.	315	101,981

Samsung Electronics Co., Ltd.	377	640,499

SK Hynix Inc.	13,442	621,567

SL Corp. (a)	8,141	163,337

Woori Bank	47,654	537,552

Yuhan Corp.	2,075	336,773

		5,449,821

Taiwan–6.09%

China Airlines Ltd.	1,048,000	314,359

Chunghwa Telecom Co., Ltd.	150,000	483,870

Lite-On Technology Corp.	381,896	577,817

Powertech Technology Inc.	223,000	609,767

St. Shine Optical Co., Ltd.	24,000	455,166

Wan Hai Lines Ltd.	349,000	193,809

		2,634,788

Thailand–6.20%

Airports of Thailand PCL	51,700	609,630

Intouch Holdings PCL -Class F	95,700	145,146

IRPC PCL	2,650,900	392,619

Krung Thai Bank PCL	1,137,000	615,304

Thai Oil PCL	317,800	649,458

Thai Union Group PCL	244,500	144,850

Thai Vegetable Oil PCL	108,500	126,477

		2,683,484

Turkey–1.79%

Petkim PetroKimya Holding A.S.	235,899	263,267

TAV Havalimanlari Holding A.S.	96,990	399,288

Turk Traktor ve Ziraat Makineleri A.S.	5,322	110,888

		773,443

United Arab Emirates–1.87%

Aldar Properties PJSC	863,303	600,659

DAMAC Properties Dubai Co. PJSC	284,236	208,175

		808,834

Total Common Stocks & Other Equity Interests (Cost $36,762,390)		42,049,057

	Shares	Value

Money Market Funds–1.01%
Government & Agency Portfolio – Institutional Class, 0.47% (e)	261,286	$261,286

Treasury Portfolio – Institutional Class, 0.40% (e)	174,190	174,190

Total Money Market Funds (Cost $435,476)		435,476

TOTAL INVESTMENTS–98.19% (Cost $37,197,866)		42,484,533

OTHER ASSETS LESS LIABILITIES–1.81%		781,942

NET ASSETS–100.00%		$43,266,475

Investment Abbreviations:

ADR	—American Depositary Receipt
CPO	—Certificates of Ordinary Participation
GDR	—Global Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Each unit represents two preferred shares and one common share.

(c)	Each CPO represents two Series A Shares.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $744,890, which represented 1.72% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Emerging Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Low Volatility Emerging Markets Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Low Volatility Emerging Markets Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Low Volatility Emerging Markets Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $8,977,805 and from Level 2 to Level 1 of $4,753,845, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Brazil	$5,409,204	$—	$—	$5,409,204

Chile	1,949,478	—	—	1,949,478

China	251,355	2,630,141	—	2,881,496

India	583,499	4,097,664	—	4,681,163

Indonesia	251,742	—	—	251,742

Malaysia	1,738,853	156,931	—	1,895,784

Mexico	3,039,816	—	—	3,039,816

Philippines	473,508	—	—	473,508

Poland	340,513	527,558	—	868,071

Qatar	185,954	—	—	185,954

Russia	320,279	3,336,975	—	3,657,254

South Africa	2,627,074	1,778,143	—	4,405,217

South Korea	5,347,840	101,981	—	5,449,821

Taiwan	—	2,634,788	—	2,634,788

Thailand	2,557,007	126,477	—	2,683,484

Turkey	773,443	—	—	773,443

United Arab Emirates	—	808,834	—	808,834

Money Market Funds	435,476	—	—	435,476

	26,285,041	16,199,492	—	42,484,533

Futures Contracts*	14,445	—	—	14,445

Total Investments	$26,299,486	$16,199,492	$—	$42,498,978

*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Open Futures Contracts- Equity Risk(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
MSCI Emerging Markets Mini Index	Long	22	March- 2017	$ 1,006,610	$14,445

(a)	Futures contracts collateralized by $44,000 cash held with Merrill Lynch, the futures commission merchant.

Invesco Low Volatility Emerging Markets Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $3,108,694 and $4,024,090, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,186,326
Aggregate unrealized (depreciation) of investment securities	(1,928,568)
Net unrealized appreciation of investment securities	$5,257,758
Cost of investments for tax purposes is $37,226,775.

Invesco Low Volatility Emerging Markets Fund

Invesco Macro Allocation Strategy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	MAS-QTR-1	01/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

January 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–38.29%

U.S. Treasury Bills–19.94%(a)

U.S. Treasury Bills (b)	0.47%	06/22/2017	$2,430,000	$2,425,003
U.S. Treasury Bills	0.60%	07/27/2017	1,640,000	1,635,028
U.S. Treasury Bills (b)	0.57%	08/17/2017	4,000,000	3,986,317
				8,046,348

U.S. Treasury Notes–18.35%(c)

U.S. Treasury Floating Rate Notes (b)	0.78%	01/31/2018	1,410,000	1,413,741
U.S. Treasury Floating Rate Notes	0.70%	04/30/2018	3,075,000	3,080,535
U.S. Treasury Floating Rate Notes	0.68%	07/31/2018	2,910,000	2,913,768
				7,408,044
Total U.S. Treasury Securities (Cost $15,443,367)				15,454,392

			Shares

Money Market Funds–55.67%

Government & Agency Portfolio – Institutional Class, 0.47% (d)			10,042,108	10,042,108
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class, 0.83% (d)			5,731,312	5,731,312
Treasury Portfolio – Institutional Class, 0.40% (d)			6,694,739	6,694,739
Total Money Market Funds (Cost $22,468,159)				22,468,159
TOTAL INVESTMENTS–93.96% (Cost $37,911,526)				37,922,551
OTHER ASSETS LESS LIABILITIES–6.04%				2,437,174
NET ASSETS–100.00%				$40,359,725

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	8	September-2017	$452,640	$(28,163)
Cocoa	Short	14	May-2017	(294,280)	10,599
Coffee	Short	4	May-2017	(228,000)	(21,274)
Corn	Short	46	July-2017	(859,625)	(31,661)
Cotton No.2	Long	8	March-2017	299,760	23,297
Gas Oil	Long	16	June-2017	806,000	(16,376)
Gasoline Reformulated Blendstock Oxygenate Blending	Long	12	March-2017	781,250	(45,452)
Heating Oil	Long	11	April-2017	756,664	(7,429)
Lean Hogs	Short	11	April-2017	(304,700)	(38,516)
Silver	Long	2	March-2017	175,430	8,089
Soybeans	Short	4	July-2017	(208,400)	(5,223)
Wheat	Short	40	July-2017	(894,500)	(42,063)
WTI Crude	Long	7	July-2017	382,900	(24,031)
Subtotal—Commodity Risk					(218,203)
Dow Jones EURO STOXX 50 Index	Long	122	March-2017	4,259,343	16,574
E-Mini S&P 500 Index	Long	40	March-2017	4,549,000	42,702
FTSE 100 Index	Long	48	March-2017	4,254,186	81,791

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Macro Allocation Strategy Fund

Open Futures Contracts-(continued)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	Long	15	February-2017	$2,255,345	$43,340
Russell 2000 Index Mini	Long	52	March-2017	3,534,700	(40,188)
Tokyo Stock Price Index	Long	34	March-2017	4,568,468	21,393
Subtotal—Equity Risk					165,612
Australian 10 Year Bonds	Long	20	March-2017	1,945,101	16,614
Canadian 10 Year Bonds	Short	31	March-2017	(3,274,519)	(14,116)
Euro Bonds	Short	3	March-2017	(525,082)	(985)
Long Gilt	Long	27	March-2017	4,207,201	(25,410)
U.S. Treasury Long Bonds	Long	9	March-2017	1,357,594	13,198
Subtotal—Interest Rate Risk					(10,699)
Total Futures Contracts					$(63,290)

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Pay	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30%	420	January-2018	$447,310	$(9,140)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index (Copper)	0.33%	1,700	October-2017	800,097	32,233
Goldman Sachs International	Receive	Enhanced Strategy Sugar A141 on the S&P GSCI Sugar Excess Return Index	0.37%	1,050	March-2017	300,512	194
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09%	3,500	October-2017	351,292	(2,047)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25%	25,900	August-2017	1,307,177	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Excess Return Index	0.38%	5,940	October-2017	587,837	6,456
Total Swap Agreements—Commodity Risk							$27,696

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2017.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Macro Allocation Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Macro Allocation Strategy Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as

Invesco Macro Allocation Strategy Fund

D.	Structured Securities – (continued)

unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty

Invesco Macro Allocation Strategy Fund

G.	Futures Contracts – (continued)

risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available

Invesco Macro Allocation Strategy Fund

unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$15,454,392	$—	$15,454,392

Money Market Funds	22,468,159	—	—	22,468,159

	22,468,159	15,454,392	—	37,922,551

Futures Contracts*	(63,290)	—	—	(63,290)

Swap Agreements*	—	27,696	—	27,696

Total Investments	$22,404,869	$15,482,088	$—	$37,886,957

*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$41,985	$205,800	$29,812	$277,597
Unrealized appreciation on swap agreements—OTC	38,883	—	—	38,883
Total Derivative Assets	80,868	205,800	29,812	316,480
Derivatives not subject to master netting agreements	(41,985)	(205,800)	(29,812)	(277,597)
Total Derivative Assets subject to master netting agreements	$38,883	$—	$—	$38,883

Invesco Macro Allocation Strategy Fund

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(260,188)	$(40,188)	$(40,511)	$(340,887)
Unrealized depreciation on swap agreements—OTC	(11,187)	—	—	(11,187)
Total Derivative Liabilities	(271,375)	(40,188)	(40,511)	(352,074)
Derivatives not subject to master netting agreements	260,188	40,188	40,511	340,887
Total Derivative Liabilities subject to master netting agreements	$(11,187)	$—	$—	$(11,187)

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$68,752	$1,599,771	$(135,726)	$1,532,797
Swap agreements	18,883	—	—	18,883
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(411,471)	(32,306)	98,856	(344,921)
Swap agreements	60,050	—	—	60,050
Total	$(263,786)	$1,567,465	$(36,870)	$1,266,809

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$43,790,750	$5,470,349

Invesco Macro Allocation Strategy Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $0 and $0, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $5,014,049, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,934
Aggregate unrealized (depreciation) of investment securities	(2,019)
Net unrealized appreciation of investment securities	$10,915
Cost of investments for tax purposes is $37,911,636.

Invesco Macro Allocation Strategy Fund

Invesco Macro International Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	MIE-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.17%

Australia–9.96%

AGL Energy Ltd.	791	$13,551

Amcor Ltd.	1,171	12,709

AMP Ltd.	3,583	13,581

APA Group	2,126	13,583

Aristocrat Leisure Ltd.	1,083	12,497

ASX Ltd.	345	13,017

Aurizon Holdings Ltd.	3,352	12,745

Australia and New Zealand Banking Group Ltd.	584	12,993

BHP Billiton Ltd.	665	13,711

BHP Billiton PLC	1,489	27,011

Brambles Ltd.	1,451	11,450

Caltex Australia Ltd.	571	12,380

Challenger Ltd.	1,528	12,792

Cochlear Ltd.	142	13,492

Commonwealth Bank of Australia	212	13,150

Computershare Ltd.	1,411	13,787

CSL Ltd.	170	14,519

DEXUS Property Group	1,872	12,743

DUET Group	7,075	15,017

Goodman Group	2,562	13,440

GPT Group (The)	3,508	12,445

Healthscope Ltd.	7,057	11,668

Incitec Pivot Ltd.	4,934	14,379

Insurance Australia Group Ltd.	2,953	12,886

Lendlease Group	1,221	13,004

Macquarie Group Ltd.	197	12,659

Mirvac Group	8,314	12,777

National Australia Bank Ltd.	572	13,082

Newcrest Mining Ltd.	877	14,487

Oil Search Ltd.	2,365	12,225

Origin Energy Ltd.	2,562	13,703

Qantas Airways Ltd.	5,100	13,183

QBE Insurance Group Ltd.	1,416	13,387

Ramsay Health Care Ltd.	241	12,204

Santos Ltd.	3,805	11,438

Scentre Group	4,046	13,495

SEEK Ltd.	1,126	12,348

Sonic Healthcare Ltd.	782	12,312

South32 Ltd.	5,875	12,299

Stockland	3,922	12,933

Suncorp Group Ltd.	1,301	12,882

Sydney Airport	2,717	12,049

Tatts Group Ltd.	4,016	13,212

Telstra Corp. Ltd.	3,439	13,018

Transurban Group	1,661	12,843

Treasury Wine Estates Ltd.	1,551	13,659

Vicinity Centres	5,875	12,737

Wesfarmers Ltd.	415	12,641

Westfield Corp.	1,900	12,660

Westpac Banking Corp.	531	12,715

	Shares	Value

Australia–(continued)

Woodside Petroleum Ltd.	537	$12,804

Woolworths Ltd.	734	13,663

		689,965

Austria–0.17%

Erste Group Bank AG	191	5,817

voestalpine AG	149	6,317

		12,134

Belgium–0.43%

Ageas	143	6,128

Anheuser-Busch InBev S.A/N.V	56	5,813

KBC Group N.V.	93	6,043

Solvay S.A.	50	5,858

UCB S.A.	90	6,216

		30,058

Brazil–0.38%

Ambev S.A.	1,300	7,101

Engie Brasil Energia S.A.	600	6,822

Telefonica Brasil S.A. -Preference Shares	400	5,929

Ultrapar Participacoes S.A.	300	6,304

		26,156

Chile–0.95%

Aguas Andinas S.A. -Class A	14,994	8,157

Banco de Chile	82,260	9,825

Banco de Credito e Inversiones (BCI)	1	51

Banco Santander Chile	139,461	7,562

Cencosud S.A.	1,929	5,632

Cia Cervecerias Unidas S.A.	607	6,887

Empresas COPEC S.A.	607	6,222

Enel Américas S.A.	33,025	5,918

Itaú CorpBanca	850,808	6,981

S.A.C.I. Falabella	1,023	8,308

		65,543

China–1.97%

AAC Technologies Holdings Inc.	1,500	15,322

Agricultural Bank of China Ltd. -Class H	14,000	5,857

Bank of China Ltd. -Class H	13,000	5,899

Bank of Communications Co. Ltd.-Class H	7,000	5,162

China Cinda Asset Management Co. Ltd. -Class H	16,000	5,545

China CITIC Bank Corp. Ltd. -Class H	10,000	6,586

China Conch Venture Holdings Ltd.	3,000	5,759

China Construction Bank Corp. -Class H	8,000	5,947

China Huishan Dairy Holdings Co. Ltd.	31,000	11,587

China Minsheng Banking Corp., Ltd.-Class H	5,500	6,058

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

China–(continued)

China Mobile Ltd.	500	$5,684

China Telecom Corp. Ltd. -Class H	12,000	5,728

Chongqing Rural Commercial Bank Co., Ltd. -Class H	8,000	4,882

CITIC Ltd.	4,000	5,926

CSPC Pharmaceutical Group Ltd.	12,000	13,488

Industrial & Commercial Bank of China Ltd. -Class H	10,000	6,124

Jiangsu Expressway Co. Ltd. -Class H	4,000	5,004

Longfor Properties Co. Ltd.	4,000	5,763

People’s Insurance Co. (Group) of China Ltd. (The) -Class H	13,000	5,072

Tencent Holdings Ltd.	200	5,218

		136,611

Colombia–0.09%

Bancolombia S.A. -Preference Shares	639	6,024

Czech Republic–0.15%

CEZ A.S.	306	5,244

Komercni Banka A.S.	140	4,950

		10,194

Denmark–1.02%

A.P. Møller - Maersk A/S -Class B	5	8,372

Carlsberg A/S -Class B	85	7,676

Coloplast A/S -Class B	107	7,667

Danske Bank A/S	238	7,943

Genmab A/S (a)	41	7,938

Novo Nordisk A/S -Class B	206	7,450

Novozymes A/S -Class B	212	8,258

Pandora A/S	59	7,743

Vestas Wind Systems A/S	112	7,877

		70,924

Finland–0.52%

Fortum Oyj	368	5,895

Kone Oyj -Class B	125	5,664

Nokia Oyj	1,354	6,087

Sampo Oyj -Class A	129	5,997

UPM-Kymmene Oyj	247	5,616

Wartsila Oyj Abp	132	6,629

		35,888

France–3.88%

Accor S.A.	159	6,455

Air Liquide S.A.	56	6,059

Airbus SE	90	6,112

Arkema S.A.	59	5,822

Atos SE	56	5,967

AXA S.A.	240	5,910

BNP Paribas S.A.	92	5,900

Bouygues S.A.	169	6,172

Bureau Veritas S.A.	280	5,477

Capgemini S.A.	73	5,954

Carrefour S.A.	243	5,956

Christian Dior SE	27	5,805

	Shares	Value

France–(continued)

Cie Generale des Etablissements Michelin	53	$5,698

Compagnie de Saint-Gobain	125	6,156

Credit Agricole S.A.	503	6,683

Danone	91	5,713

Dassault Systemes S.A.	73	5,658

Engie S.A.	462	5,530

Essilor International S.A.	54	6,319

Hermes International	13	5,658

Kering	26	6,210

Klepierre	152	5,779

L’Oreal S.A.	32	5,827

Legrand S.A.	97	5,660

LVMH Moet Hennessy Louis Vuitton S.E.	30	6,073

Orange S.A.	376	5,840

Pernod Ricard S.A.	53	6,215

Peugeot S.A. (a)	361	6,728

Publicis Groupe S.A.	83	5,695

Renault S.A.	72	6,499

Safran S.A.	78	5,292

Sanofi	71	5,784

Schneider Electric S.E.	85	6,092

SCOR S.E.	181	6,144

Société Générale S.A.	125	6,131

Sodexo S.A.	53	5,870

SUEZ	395	5,994

Thales S.A.	58	5,440

TOTAL S.A.	119	6,029

Unibail-Rodamco S.E.	26	5,991

Valeo S.A.	102	6,241

Veolia Environnement S.A.	341	5,817

Vinci S.A.	82	5,767

Vivendi S.A.	286	5,243

Zodiac Aerospace	244	7,402

		268,767

Germany–3.17%

adidas AG	36	5,661

Allianz S.E.	36	6,094

BASF S.E.	62	5,999

Bayer AG	58	6,405

Bayerische Motoren Werke AG	63	5,707

Beiersdorf AG	66	5,831

Brenntag AG	110	6,382

Commerzbank AG	764	6,609

Continental AG	29	5,643

Daimler AG	85	6,393

Deutsche Bank AG (a)	340	6,750

Deutsche Lufthansa AG	439	5,846

Deutsche Post AG	185	6,182

Deutsche Telekom AG	342	5,966

Deutsche Wohnen AG	188	6,152

E.ON S.E.	830	6,379

Fresenius Medical Care AG & Co. KGaA	73	5,923

Fresenius S.E. & Co. KGaA	75	5,917

GEA Group AG	144	5,945

HeidelbergCement AG	60	5,774

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Germany–(continued)

Henkel AG & Co. KGaA -Preference Shares	48	$5,856

Infineon Technologies AG	348	6,383

K+S AG	254	6,442

Linde AG	34	5,522

Merck KGaA	54	5,926

Metro AG	191	6,518

Muenchener Rueckversicherungs-Gesellschaft AG	31	5,816

Porsche Automobil Holding S.E. -Preference Shares	114	6,848

ProSiebenSat.1 Media S.E.	155	6,592

RWE AG (a)	459	6,073

SAP S.E.	65	5,927

Siemens AG	48	6,024

Symrise AG	95	5,707

thyssenkrupp AG	237	5,977

Volkswagen AG -Preference Shares	42	6,525

Vonovia SE	181	5,928

		219,622

Hong Kong–5.19%

AIA Group Ltd.	2,200	13,627

Bank of East Asia, Ltd. (The)	3,200	13,640

Cheung Kong Infrastructure Holdings Ltd.	2,000	16,084

Cheung Kong Property Holdings Ltd.	2,000	13,132

CK Hutchison Holdings Ltd.	1,000	11,993

CLP Holdings Ltd.	1,500	14,692

Galaxy Entertainment Group Ltd.	3,000	14,241

Hang Lung Properties Ltd.	6,000	14,715

Hang Seng Bank Ltd.	700	14,265

Henderson Land Development Co. Ltd.	2,441	13,464

Hong Kong & China Gas Co., Ltd. (The)	7,103	13,378

Hong Kong Exchanges & Clearing Ltd.	500	12,111

Hongkong Land Holdings Ltd.	2,000	13,500

Jardine Matheson Holdings Ltd.	200	12,365

Jardine Strategic Holdings Ltd.	400	15,228

Link REIT	2,000	13,621

MTR Corp. Ltd.	2,500	12,729

New World Development Co. Ltd.	12,000	13,825

Power Assets Holdings Ltd.	1,500	14,367

Sands China Ltd.	2,800	12,368

Sino Land Co. Ltd.	8,000	13,167

Sun Hung Kai Properties Ltd.	1,000	13,747

Swire Pacific Ltd. -Class A	1,500	15,240

Techtronic Industries Co. Ltd.	3,500	12,088

WH Group Ltd. -REGS (b)	22,500	17,063

Wharf (Holdings) Ltd. (The)	2,000	14,943

		359,593

Hungary–0.28%

MOL Hungarian Oil and Gas PLC	101	7,123

OTP Bank Nyrt.	200	6,158

Richter Gedeon Nyrt	300	6,472

		19,753

	Shares	Value

India–0.34%

HDFC Bank Ltd. -ADR	96	$6,617

Infosys Ltd. -ADR	346	4,764

Reliance Industries Ltd. -GDR -REGS(b)	204	6,343

Wipro Ltd. -ADR	668	6,166

		23,890

Indonesia–0.27%

PT Bank Central Asia Tbk	6,900	7,932

PT Telekomunikasi Indonesia Persero Tbk	17,400	5,088

PT Unilever Indonesia Tbk	1,800	5,547

		18,567

Ireland–0.69%

Bank of Ireland (a)	23,108	6,187

CRH PLC	174	6,082

Experian PLC	1,284	24,727

Kerry Group PLC -Class A	73	5,130

Paddy Power Betfair PLC	52	5,434

		47,560

Italy–0.94%

Assicurazioni Generali S.p.A.	409	6,527

Atlantia S.p.A.	241	5,488

Enel S.p.A.	1,373	5,740

Eni S.p.A.	372	5,739

Ferrari N.V.	105	6,563

Intesa Sanpaolo S.p.A.	2,496	5,879

Luxottica Group S.p.A.	106	5,686

Snam S.p.A.	1,332	5,062

Telecom Italia S.p.A. (a)	7,390	6,368

Terna - Rete Elettrica Nazionale S.p.A.	1,206	5,292

UniCredit S.p.A.	240	6,559

		64,903

Japan–16.58%

AEON Co., Ltd.	600	8,652

Aisin Seiki Co., Ltd.	200	9,132

Ajinomoto Co., Inc.	400	7,881

ANA Holdings Inc.	3,000	8,899

Asahi Glass Co., Ltd.	1,000	7,418

Asahi Group Holdings, Ltd.	200	7,021

Asahi Kasei Corp.	1,000	9,323

Astellas Pharma Inc.	600	8,023

Bandai Namco Holdings Inc.	300	8,244

Bridgestone Corp.	200	7,319

Canon Inc.	300	8,888

Chubu Electric Power Co., Inc.	600	7,971

Chugai Pharmaceutical Co., Ltd.	300	8,888

Dai Nippon Printing Co., Ltd.	1,000	10,149

Dai-ichi Life Holdings, Inc.	500	9,078

Daiichi Sankyo Co., Ltd.	400	8,925

Daikin Industries, Ltd.	100	9,904

Daiwa House Industry Co., Ltd.	300	8,117

Daiwa Securities Group Inc.	1,000	6,382

Denso Corp.	200	8,653

Dentsu Inc.	200	9,212

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Japan–(continued)

East Japan Railway Co.	100	$9,041

Eisai Co., Ltd.	100	5,558

Fuji Heavy Industries Ltd.	200	8,005

FUJIFILM Holdings Corp.	200	7,736

Fujitsu Ltd.	1,000	5,810

Hankyu Hanshin Holdings, Inc.	300	10,155

Hitachi, Ltd.	1,000	5,710

Honda Motor Co., Ltd.	300	8,957

Hoya Corp.	200	8,692

INPEX Corp.	800	7,832

Isuzu Motors Ltd.	700	9,392

ITOCHU Corp.	600	8,251

Japan Airlines Co. Ltd.	300	9,571

Japan Exchange Group Inc.	500	7,438

Japan Post Holdings Co., Ltd.	600	7,529

Japan Real Estate Investment Corp.	1	5,686

Japan Retail Fund Investment Corp.	4	8,560

Japan Tobacco, Inc.	200	6,448

JFE Holdings, Inc.	500	8,737

JX Holdings, Inc.	1,900	8,939

Kajima Corp.	1,000	6,951

Kansai Electric Power Co., Inc. (The) (a)	800	8,516

Kao Corp.	200	9,890

KDDI Corp.	300	8,051

Keio Corp.	1,000	8,204

Kintetsu Group Holdings Co., Ltd.	2,000	7,673

Kirin Holdings Co., Ltd.	500	8,164

Koito Manufacturing Co., Ltd.	200	10,559

Komatsu Ltd.	300	7,126

Kubota Corp.	500	7,945

Kyocera Corp.	200	10,388

Lawson, Inc.	100	7,292

Makita Corp.	100	6,941

Marubeni Corp.	1,400	8,502

Mazda Motor Corp.	500	7,337

MEIJI Holdings Co., Ltd.	100	7,741

Mitsubishi Chemical Holdings Corp.	1,200	8,364

Mitsubishi Corp.	400	9,005

Mitsubishi Electric Corp.	600	9,118

Mitsubishi Heavy Industries, Ltd.	2,000	8,981

Mitsubishi UFJ Financial Group, Inc.	1,200	7,671

Mitsui & Co., Ltd.	600	8,777

Mizuho Financial Group, Inc.	4,300	7,981

MS&AD Insurance Group Holdings, Inc.	200	6,693

Murata Manufacturing Co., Ltd.	100	13,441

NEC Corp.	3,000	6,904

NGK Insulators, Ltd.	400	7,837

Nidec Corp.	100	9,368

Nikon Corp.	500	8,066

Nippon Building Fund Inc.	1	5,740

Nippon Paint Holdings Co., Ltd.	300	8,794

Nippon Steel & Sumitomo Metal Corp.	400	9,635

Nippon Telegraph & Telephone Corp.	200	8,820

Nissan Motor Co., Ltd.	800	7,905

Nitori Holdings Co., Ltd.	100	11,178

Nitto Denko Corp.	100	7,878

Nomura Holdings, Inc.	1,300	8,066

Nomura Real Estate Master Fund, Inc.	5	7,790

	Shares	Value

Japan–(continued)

NTT Data Corp.	200	$10,074

NTT DOCOMO, Inc.	300	7,176

Obayashi Corp.	800	7,600

Odakyu Electric Railway Co., Ltd.	400	7,909

Olympus Corp.	200	6,878

OMRON Corp.	200	8,183

Ono Pharmaceutical Co., Ltd.	400	8,172

Oriental Land Co., Ltd.	100	5,472

ORIX Corp.	500	7,519

Osaka Gas Co., Ltd.	2,000	7,473

Otsuka Holdings Co., Ltd.	200	9,268

Panasonic Corp.	800	8,322

Rakuten Inc.	800	7,972

Recruit Holdings Co., Ltd.	200	8,748

Resona Holdings, Inc.	1,500	8,116

Ricoh Co., Ltd.	1,000	8,916

Santen Pharmaceutical Co., Ltd.	700	8,760

SECOM Co., Ltd.	100	7,214

Sekisui Chemical Co., Ltd.	500	8,147

Sekisui House, Ltd.	500	8,077

Seven & i Holdings Co., Ltd.	200	7,988

Shimizu Corp.	1,000	9,181

Shin-Etsu Chemical Co., Ltd.	100	8,610

Shionogi & Co., Ltd.	200	9,678

Shiseido Co., Ltd.	300	8,371

SoftBank Group Corp.	100	7,654

Sompo Holdings, Inc.	200	7,229

Sony Corp.	300	9,119

Sumitomo Chemical Co., Ltd.	2,000	10,621

Sumitomo Corp.	600	7,509

Sumitomo Electric Industries, Ltd.	600	8,723

Sumitomo Metal Mining Co., Ltd.	1,000	13,528

Sumitomo Mitsui Financial Group, Inc.	200	7,851

Sumitomo Mitsui Trust Holdings, Inc.	200	7,461

Suntory Beverage & Food Ltd.	200	8,480

Suzuki Motor Corp.	200	7,712

Sysmex Corp.	100	6,068

T&D Holdings, Inc.	600	8,900

Taisei Corp.	1,000	7,092

Takeda Pharmaceutical Co. Ltd.	200	8,351

TDK Corp.	100	7,173

Terumo Corp.	200	7,368

Tobu Railway Co., Ltd.	2,000	10,135

Tohoku Electric Power Co., Inc.	700	8,515

Tokio Marine Holdings, Inc.	200	8,344

Tokyo Electric Power Co. Holdings, Inc. (a)	2,100	8,034

Tokyo Electron Ltd.	100	10,339

Tokyo Gas Co., Ltd.	2,000	8,837

Tokyu Corp.	1,000	7,344

Toppan Printing Co., Ltd.	1,000	9,800

Toray Industries, Inc.	1,000	8,635

Toshiba Corp. (a)	2,000	4,292

TOTO Ltd.	200	8,042

Toyota Industries Corp.	200	9,631

Toyota Motor Corp.	100	5,785

Toyota Tsusho Corp.	300	8,235

Unicharm Corp.	400	8,987

West Japan Railway Co.	100	6,507

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Japan–(continued)

Yahoo! Japan Corp.	2,200	$9,236

Yamato Holdings Co., Ltd.	400	8,058

		1,148,837

Luxembourg–0.17%

ArcelorMittal S.A. (a)	744	5,789

Tenaris S.A.	343	6,003

		11,792

Malaysia–2.65%

Axiata Group Bhd.	5,700	6,088

CIMB Group Holdings Bhd.	5,800	6,509

DiGi.Com Bhd.	7,500	8,400

Gamuda Bhd.	7,700	8,363

Genting Malaysia Bhd.	5,200	5,918

IHH Healthcare Bhd.	7,000	9,958

IJM Corp. Bhd.	9,800	7,325

IOI Corp. Bhd.	6,000	5,975

Kuala Lumpur Kepong Bhd.	2,000	10,901

Malayan Banking Bhd.	5,200	9,652

Maxis Bhd.	4,900	6,805

MISC Bhd.	4,100	6,796

Petronas Chemicals Group Bhd.	4,500	7,245

Petronas Dagangan Bhd.	1,900	10,100

Petronas Gas Bhd.	1,700	8,015

Public Bank Bhd.	3,900	17,701

Sime Darby Bhd.	3,200	6,438

Telekom Malaysia Bhd.	11,000	14,767

Tenaga Nasional Bhd.	4,300	13,011

Westports Holdings Bhd.	7,900	7,424

YTL Corp. Bhd.	17,900	6,144

		183,535

Mexico–1.75%

Alfa, S.A.B. de C.V. -Class A	4,000	5,191

Alpek S.A.B. de C.V.	4,000	4,604

Arca Continental S.A.B. de C.V.	1,200	6,453

Coca-Cola FEMSA, S.A.B. de C.V. -Series L	1,000	6,196

Fibra Uno Administracion S.A. de C.V.	4,200	6,019

Fomento Economico Mexicano, S.A.B. de C.V. -Series BD(c)	900	6,780

Gruma, S.A.B. de C.V. -Class B	485	6,514

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. -Class B	700	5,426

Grupo Aeroportuario del Sureste, S.A.B. de C.V. -Class B	440	6,389

Grupo Bimbo, S.A.B. de C.V. -Series A	2,200	4,852

Grupo Elektra, S.A.B. de C.V.	485	6,257

Grupo Financiero Inbursa, S.A.B. de C.V. -Class O	3,400	5,055

Grupo Financiero Santander Mexico, S.A.B. de C.V. -Class B	3,300	4,702

Grupo Lala, S.A.B. de C.V.	4,000	6,003

Grupo Televisa S.A.B. -Series CPO(d)	1,400	6,256

Infraestructura Enérgetica Nova, S.A.B. de C.V.	1,400	6,177

Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	3,400	6,120

	Shares	Value

Mexico–(continued)

Mexichem S.A.B. de C.V.	2,263	$5,367

Nemak, S.A.B. de C.V. -REGS (b)	6,300	5,868

Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	680	5,945

Wal-Mart de México, S.A.B. de C.V.-Series V	2,800	4,955

		121,129

Netherlands–1.29%

Aegon N.V.	1,121	6,079

Akzo Nobel N.V.	88	5,977

ASML Holding N.V.	57	6,952

Gemalto N.V.	106	6,172

Heineken Holding N.V.	83	5,835

Heineken N.V.	70	5,246

ING Groep N.V.	423	6,071

Koninklijke Ahold Delhaize N.V.	265	5,647

Koninklijke DSM N.V.	88	5,617

Koninklijke KPN N.V.	1,950	5,620

Koninklijke Philips N.V.	200	5,873

NN Group N.V.	177	6,270

NXP Semiconductors N.V. (a)	58	5,675

Randstad Holding N.V.	111	6,467

Wolters Kluwer N.V.	153	5,864

		89,365

New Zealand–0.76%

Auckland International Airport Ltd.	2,741	13,755

Fisher & Paykel Healthcare Corp. Ltd.	2,029	12,936

Fletcher Building Ltd.	1,711	13,195

Spark New Zealand Ltd.	4,885	12,579

		52,465

Norway–0.43%

DNB ASA	468	7,830

Orkla ASA	783	7,313

Statoil ASA	395	7,369

Telenor ASA	470	7,459

		29,971

Philippines–0.64%

Aboitiz Equity Ventures Inc.	3,630	5,414

Ayala Corp.	330	5,289

Bank of the Philippine Islands	4,040	7,266

BDO Unibank, Inc.	2,440	5,515

GT Capital Holdings, Inc.	205	5,366

Jollibee Foods Corp.	1,180	4,870

SM Investments Corp.	390	5,401

Universal Robina Corp.	1,500	4,908

		44,029

Poland–0.15%

Orange Polska S.A.	3,763	5,080

Polski Koncern Naftowy ORLEN S.A.	262	5,321

		10,401

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Portugal–0.08%

EDP - Energias de Portugal, S.A.	1,816	$5,270

Qatar–0.18%

Masraf Al Rayan Q.S.C.	544	5,983

Qatar National Bank S.A.Q.	153	6,836

		12,819

Russia–0.08%

PhosAgro PJSC -GDR -REGS(b)	367	5,666

Singapore–2.43%

Ascendas REIT	7,500	13,093

CapitaLand Ltd.	5,700	13,308

City Developments Ltd.	2,100	13,755

ComfortDelGro Corp. Ltd.	7,000	11,971

DBS Group Holdings Ltd.	1,000	13,422

Keppel Corp. Ltd.	3,000	13,135

Oversea-Chinese Banking Corp. Ltd.	1,900	12,660

Singapore Airlines Ltd.	1,800	12,645

Singapore Exchange Ltd.	2,400	12,629

Singapore Press Holdings Ltd.	4,800	11,751

Singapore Telecommunications Ltd.	4,700	12,907

United Overseas Bank Ltd.	900	13,361

Wilmar International Ltd.	4,900	13,491

		168,128

South Africa–0.29%

Life Healthcare Group Holdings Ltd.	2,551	6,388

Mondi Ltd.	262	5,774

Vodacom Group Ltd.	691	7,740

		19,902

South Korea–2.02%

CJ CheilJedang Corp.	17	5,196

DGB Financial Group Inc.	733	6,230

E-MART Inc.	36	6,293

GS Holdings Corp.	111	4,875

Hanwha Life Insurance Co., Ltd.	992	5,501

Hyundai Department Store Co., Ltd.	61	5,053

Hyundai Motor Co.	47	5,646

Industrial Bank of Korea	491	5,370

Kangwon Land, Inc.	155	4,364

KB Financial Group Inc.	158	6,394

KCC Corp.	17	5,087

Kia Motors Corp.	174	5,454

Korea Electric Power Corp.	161	5,885

Korea Gas Corp.	131	5,223

Korea Zinc Co., Ltd.	11	4,641

KT Corp.	358	9,063

LG Corp.	115	5,862

LG Uplus Corp.	510	5,006

Lotte Chilsung Beverage Co., Ltd. (a)	4	4,991

Samsung Electronics Co., Ltd.	3	5,097

Samsung Fire & Marine Insurance Co., Ltd.	22	5,096

Samsung Securities Co., Ltd. (a)	192	5,357

Samsung Securities Co., Ltd. -Rts. (a)	25	131

	Shares	Value

South Korea–(continued)

Shinhan Financial Group Co., Ltd.	160	$6,324

SK Telecom Co., Ltd.	31	5,953

Woori Bank	551	6,215

		140,307

Spain–1.39%

Abertis Infraestructuras S.A.	397	5,687

Aena S.A. -REGS (b)	40	5,813

Amadeus IT Group S.A.	121	5,594

Banco Bilbao Vizcaya Argentaria, S.A.	870	5,926

Banco de Sabadell S.A.	4,184	6,318

Banco Santander S.A.	1,174	6,553

CaixaBank S.A.	1,821	6,671

Enagas S.A.	231	5,677

Ferrovial, S.A.	312	5,653

Gas Natural SDG, S.A.	329	6,349

Grifols S.A.	291	6,241

Iberdrola S.A.	938	5,926

Industria de Diseno Textil, S.A.	159	5,253

Red Eléctrica Corp. S.A.	320	5,724

Repsol S.A.	418	6,185

Telefónica, S.A.	692	6,696

		96,266

Sweden–1.69%

Assa Abloy AB -Class B	385	7,306

Atlas Copco AB -Class A	232	7,467

Hennes & Mauritz AB -Class B	244	7,002

Hexagon AB -Class B	203	8,065

Investor AB -Class B	208	8,313

Nordea Bank AB	670	8,109

Sandvik AB	588	7,948

Skandinaviska Enskilda Banken AB -Class A	707	7,957

Skanska AB -Class B	306	7,496

Svenska Cellulosa AB SCA -Class B	264	7,967

Svenska Handelsbanken AB -Class A	507	7,588

Swedbank AB -Class A	303	7,675

Telefonaktiebolaget LM Ericsson -Class B	1,352	7,984

Telia Co. AB	1,884	7,655

Volvo AB -Class B	647	8,283

		116,815

Switzerland–3.22%

ABB Ltd.	340	8,072

Actelion Ltd.	35	9,090

Adecco Group AG (The)	114	8,134

Cie Financiere Richemont S.A.	109	8,449

Credit Suisse Group AG	519	7,878

Geberit AG	18	7,669

Givaudan S.A.	4	7,203

Glencore PLC (a)	6,988	28,777

Julius Baer Group Ltd.	159	7,453

Kuehne + Nagel International AG	54	7,364

LafargeHolcim Ltd.	134	7,163

Nestle S.A.	102	7,460

Novartis AG	104	7,671

Roche Holding AG	33	7,777

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Switzerland–(continued)

Schindler Holding AG -Participation Ctfs.	40	$7,620

SGS S.A.	4	8,478

Sika AG	1	5,240

Swatch Group AG (The)	25	8,859

Swiss Re AG	76	7,088

Swisscom AG	16	7,045

Syngenta AG	18	7,652

UBS Group AG	445	7,208

Wolseley PLC	415	25,667

Zurich Insurance Group AG	27	7,756

		222,773

Taiwan–4.59%

Advantech Co., Ltd.	1,000	8,473

Asia Cement Corp.	6,140	5,248

Asustek Computer Inc.	1,000	8,732

Chailease Holding Co. Ltd.	4,000	7,154

Chang Hwa Commercial Bank, Ltd.	17,000	9,409

Cheng Shin Rubber Industry Co., Ltd.	3,000	5,974

China Airlines Ltd.	22,000	6,599

China Development Financial Holding Corp.	27,000	6,884

China Life Insurance Co., Ltd.	6,000	5,866

China Steel Corp.	7,240	5,858

Chunghwa Telecom Co., Ltd.	3,000	9,677

Compal Electronics Inc.	11,000	6,625

CTBC Financial Holding Co. Ltd.	12,190	6,927

E.Sun Financial Holding Co. Ltd.	12,333	7,266

EVA Airways Corp.	12,000	5,785

Evergreen Marine Corp. (Taiwan) Ltd. (a)	14,000	5,769

Far Eastern New Century Corp.	8,323	6,912

Far EasTone Telecommunications Co., Ltd.	4,000	9,492

First Financial Holding Co., Ltd.	19,756	10,998

Formosa Chemicals & Fibre Corp.	2,000	6,189

Formosa Petrochemical Corp.	2,000	6,810

Formosa Plastics Corp.	3,000	8,659

Fubon Financial Holding Co., Ltd.	3,000	4,860

Hon Hai Precision Industry Co., Ltd.	2,726	7,309

Hua Nan Financial Holdings Co., Ltd.	18,181	9,543

Mega Financial Holding Co., Ltd.	10,000	7,440

Nan Ya Plastics Corp.	3,000	7,048

Powertech Technology Inc.	2,000	5,469

President Chain Store Corp.	1,000	7,455

Qisda Corp.	11,000	5,746

Ruentex Development Co., Ltd. (a)	4,000	4,862

Shin Kong Financial Holding Co., Ltd. (a)	22,338	5,735

Siliconware Precision Industries Co., Ltd.	3,000	4,569

Simplo Technology Co., Ltd.	2,000	5,971

SinoPac Financial Holdings Co., Ltd.	23,526	6,922

Synnex Technology International Corp.	6,300	6,553

Taishin Financial Holding Co., Ltd.	19,178	7,226

Taiwan Cooperative Financial Holding Co. Ltd.	25,497	11,634

Taiwan Mobile Co., Ltd.	3,000	10,001

Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	5,952

	Shares	Value

Taiwan–(continued)

Tripod Technology Corp.	2,000	$4,870

Uni-President Enterprises Corp.	3,409	5,819

United Microelectronics Corp.	18,000	6,522

WPG Holdings Ltd.	7,000	8,366

Yuanta Financial Holding Co., Ltd.	16,726	6,628

		317,806

Thailand–1.60%

Airports of Thailand PCL	500	5,896

Bangkok Airways PCL	8,000	5,013

Bangkok Bank PCL	1,200	5,964

Bangkok Dusit Medical Services PCL	10,600	6,370

BTS Group Holdings PCL	26,700	6,350

Bumrungrad Hospital PCL	900	4,589

Central Pattana PCL	3,300	5,358

Electricity Generating PCL	1,300	7,479

Glow Energy PCL	2,400	5,332

IRPC PCL	39,900	5,910

Kasikornbank PCL	1,000	5,340

Krung Thai Bank PCL	11,700	6,332

Land and Houses PCL	20,300	5,666

Siam Cement PCL (The)	400	5,742

Thai Beverage PCL	29,100	17,862

Thai Union Group PCL	9,100	5,391

Thanachart Capital PCL	4,700	6,359

		110,953

Turkey–0.57%

Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,717	6,217

BIM Birlesik Magazalar A.S.	400	5,710

Enka Insaat ve Sanayi A.S.	3,328	5,064

Koç Holding A.S	1,336	5,380

Petkim PetroKimya Holding A.S.	4,871	5,436

Turk Telekomunikasyon A.S.	3,543	5,288

Turkcell Iletisim Hizmetleri A.S. (a)	2,079	6,250

		39,345

United Arab Emirates–0.08%

Dubai Islamic Bank PJSC	3,510	5,681

United Kingdom–16.60%

Anglo American PLC (a)	1,606	27,531

Associated British Foods PLC	754	22,663

AstraZeneca PLC	479	25,626

Aviva PLC	4,380	26,353

BAE Systems PLC	3,269	23,973

Barclays PLC	9,120	25,269

BP PLC	4,162	24,928

British American Tobacco PLC	447	27,548

BT Group PLC	5,416	20,701

Centrica PLC	9,328	26,377

CNH Industrial N.V.	663	5,886

Compass Group PLC	1,448	25,761

Diageo PLC	992	27,607

Fiat Chrysler Automobiles N.V. (a)	699	7,701

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

United Kingdom–(continued)
GlaxoSmithKline PLC	1,324	$25,571

HSBC Holdings PLC	3,097	26,352

Imperial Brands PLC	572	26,520

International Consolidated Airlines Group, S.A.	4,668	28,068

ITV PLC	11,636	29,845

Kingfisher PLC	5,544	23,487

Land Securities Group PLC	2,024	25,308

Legal & General Group PLC	8,008	23,724

Lloyds Banking Group PLC	33,745	27,632

London Stock Exchange Group PLC	727	29,096

Marks & Spencer Group PLC	5,935	25,090

National Grid PLC	2,151	25,195

Next PLC	399	19,271

Old Mutual PLC	10,503	27,596

Pearson PLC	2,466	19,202

Prudential PLC	1,244	24,049

Reckitt Benckiser Group PLC	295	25,333

RELX N.V.	353	5,954

RELX PLC	1,453	26,099

Rio Tinto Ltd.	286	14,428

Rio Tinto PLC	646	28,457

Rolls-Royce Holdings PLC	2,938	24,670

Royal Bank of Scotland Group PLC (a)	10,042	28,106

Royal Dutch Shell PLC -Class A	948	25,709

Sky PLC	2,530	31,905

Smith & Nephew PLC	1,739	25,988

SSE PLC	1,314	24,663

Standard Chartered PLC (a)	3,011	29,322

Standard Life PLC	5,618	24,510

TechnipFMC PLC (a)	160	5,244

Tesco PLC (a)	9,393	22,994

Unilever N.V.	131	5,296

Unilever PLC	624	25,399

Vodafone Group PLC	10,146	24,805

WPP PLC	1,163	27,029

		1,149,841

United States–0.53%
Samsonite International S.A.	4,200	13,187

Shire PLC	423	23,692

		36,879

Total Common Stocks & Other Equity Interests (Cost $6,143,128)		6,246,127

	Shares	Value

Money Market Funds–7.90%
Government & Agency Portfolio – Institutional Class, 0.47% (e)	328,477	$328,477

Treasury Portfolio – Institutional Class, 0.40% (e)	218,985	218,985

Total Money Market Funds (Cost $547,462)		547,462

TOTAL INVESTMENTS–98.07% (Cost $6,690,590)		6,793,589

OTHER ASSETS LESS LIABILITIES–1.93%		133,985

NET ASSETS–100.00%		$6,927,574

Investment Abbreviations:

ADR	—American Depositary Receipt
CPO	—Certificates of Ordinary Participation
Ctfs.	—Certificates
GDR	—Global Depositary Receipt
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $40,753, which represented less than 1% of the Fund’s Net Assets.

(c)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.

(d)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Macro International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Macro International Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco Macro International Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco Macro International Equity Fund

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $1,506,808 and from Level 2 to Level 1 of $758,190, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$233,710	$456,255	$—	$689,965
Austria	—	12,134	—	12,134
Belgium	5,813	24,245	—	30,058
Brazil	26,156	—	—	26,156
Chile	65,543	—	—	65,543
China	11,587	125,024	—	136,611
Colombia	6,024	—	—	6,024
Czech Republic	10,194	—	—	10,194
Denmark	15,934	54,990	—	70,924
Finland	—	35,888	—	35,888
France	30,715	238,052	—	268,767
Germany	128,085	91,537	—	219,622
Hong Kong	28,728	330,865	—	359,593
Hungary	7,123	12,630	—	19,753
India	17,547	6,343	—	23,890
Indonesia	5,547	13,020	—	18,567
Ireland	16,751	30,809	—	47,560
Italy	10,748	54,155	—	64,903
Japan	128,051	1,020,786	—	1,148,837
Luxembourg	—	11,792	—	11,792
Malaysia	150,443	33,092	—	183,535
Mexico	121,129	—	—	121,129
Netherlands	5,675	83,690	—	89,365
New Zealand	39,270	13,195	—	52,465
Norway	—	29,971	—	29,971
Philippines	38,740	5,289	—	44,029
Poland	—	10,401	—	10,401
Portugal	5,270	—	—	5,270
Qatar	12,819	—	—	12,819
Russia	—	5,666	—	5,666
Singapore	142,077	26,051	—	168,128
South Africa	7,740	12,162	—	19,902
South Korea	134,980	5,327	—	140,307
Spain	—	96,266	—	96,266
Sweden	7,984	108,831	—	116,815
Switzerland	37,611	185,162	—	222,773
Taiwan	—	317,806	—	317,806
Thailand	110,953	—	—	110,953
Turkey	39,345	—	—	39,345
United Arab Emirates	—	5,681	—	5,681
United Kingdom	232,100	917,741	—	1,149,841
United States	—	36,879	—	36,879
Money Market Funds	547,462	—	—	547,462
	2,381,854	4,411,735	—	6,793,589
Futures Contracts*	40,079	—	—	40,079
Total Investments	$2,421,933	$4,411,735	$—	$6,833,668
*	Unrealized appreciation.

                                 Invesco Macro International Equity Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
Dow Jones EURO STOXX 50 Index	Long	9	March-2017	$314,214	$1,778
FTSE 100 Index	Long	3	March-2017	265,887	7,017
Hang Seng Index	Long	1	February-2017	150,356	2,857
Mini MSCI Emerging Markets Index	Long	15	March-2017	686,325	24,539
Tokyo Stock Price Index	Long	3	March-2017	403,100	3,888
Total Futures Contracts—Equity Risk					$40,079
(a)	Futures contracts collateralized by $124,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Derivative Assets	Value
Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$ 40,079
Derivatives not subject to master netting agreements	(40,079)
Total Derivative Assets subject to master netting agreements	$ —
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Future contracts	$ 22,739
Change in Net Unrealized Appreciation:
Future contracts	35,804
Total	$ 58,543

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$1,786,964

                                 Invesco Macro International Equity Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $513,206 and $918,268, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$506,302
Aggregate unrealized (depreciation) of investment securities	(469,869)
Net unrealized appreciation of investment securities	$36,433
Cost of investments for tax purposes is $6,757,156.

NOTE 5 – Significant Event

On January 24, 2017, the Board of Trustees of the Trust approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to all investments, including additional investments by existing shareholders and new accounts, at the open of business on February 7, 2017. The liquidation is not subject to the approval of shareholders of the Fund. The Fund will liquidate on or about February 27, 2017.

                                 Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	MLS-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.45%

Australia–6.60%

AGL Energy Ltd.	1,016	$17,406

Amcor Ltd.	1,505	16,334

AMP Ltd.	4,605	17,454

APA Group	2,732	17,455

Aristocrat Leisure Ltd.	1,416	16,339

ASX Ltd.	440	16,601

Aurizon Holdings Ltd.	4,308	16,380

Australia and New Zealand Banking Group Ltd.	751	16,709

BHP Billiton Ltd.	854	17,608

BHP Billiton PLC	1,914	34,721

Brambles Ltd.	1,841	14,528

Caltex Australia Ltd.	734	15,913

Challenger Ltd.	1,964	16,442

Cochlear Ltd.	183	17,388

Commonwealth Bank of Australia	272	16,872

Computershare Ltd.	1,814	17,725

CSL Ltd.	217	18,533

DEXUS Property Group	2,406	16,378

DUET Group	9,093	19,300

Goodman Group	3,292	17,269

GPT Group (The)	4,508	15,993

Healthscope Ltd.	9,070	14,996

Incitec Pivot Ltd.	6,341	18,479

Insurance Australia Group Ltd.	3,765	16,430

Lendlease Group	1,542	16,423

Macquarie Group Ltd.	254	16,322

Mirvac Group	10,683	16,418

National Australia Bank Ltd.	735	16,810

Newcrest Mining Ltd.	1,127	18,616

Oil Search Ltd.	3,040	15,714

Origin Energy Ltd.	3,292	17,608

Qantas Airways Ltd.	6,551	16,934

QBE Insurance Group Ltd.	1,820	17,206

Ramsay Health Care Ltd.	310	15,698

Santos Ltd.	4,859	14,606

Scentre Group	5,199	17,341

SEEK Ltd.	1,446	15,857

Sonic Healthcare Ltd.	987	15,540

South32 Ltd.	7,551	15,808

Stockland	5,039	16,616

Suncorp Group Ltd.	1,653	16,367

Sydney Airport	3,491	15,481

Tatts Group Ltd.	5,161	16,979

Telstra Corp. Ltd.	4,171	15,789

Transurban Group	2,134	16,500

Treasury Wine Estates Ltd.	1,993	17,552

Vicinity Centres	7,551	16,371

Wesfarmers Ltd.	522	15,900

Westfield Corp.	2,442	16,272

Westpac Banking Corp.	682	16,331

	Shares	Value

Australia–(continued)

Woodside Petroleum Ltd.	691	$16,476

Woolworths Ltd.	931	17,330

		884,118

Austria–0.12%

Erste Group Bank AG	261	7,950

voestalpine AG	182	7,716

		15,666

Belgium–0.28%

Ageas	185	7,927

Anheuser-Busch InBev S.A/N.V	68	7,058

KBC Group N.V.	113	7,343

Solvay S.A.	64	7,499

UCB S.A.	109	7,529

		37,356

Brazil–0.26%

Ambev S.A.	1,700	9,287

Engie Brasil Energia S.A.	800	9,096

Telefonica Brasil S.A. -Preference Shares	500	7,411

Ultrapar Participacoes S.A.	400	8,405

		34,199

Chile–0.63%

Aguas Andinas S.A. -Class A	19,268	10,482

Banco de Chile	105,710	12,625

Banco de Credito e Inversiones (BCI)	1	27

Banco Santander Chile	179,219	9,718

Cencosud S.A.	2,485	7,256

Cia Cervecerias Unidas S.A.	780	8,849

Empresas COPEC S.A.	779	7,985

Enel Américas S.A.	42,439	7,605

Itaú CorpBanca	1,093,357	8,971

S.A.C.I. Falabella	1,314	10,672

		84,190

China–1.28%

AAC Technologies Holdings Inc.	1,784	18,223

Agricultural Bank of China Ltd. -Class H	18,000	7,530

Bank of China Ltd. -Class H	15,000	6,806

Bank of Communications Co. Ltd. -Class H	9,000	6,637

China Cinda Asset Management Co. Ltd. -Class H	21,000	7,277

China CITIC Bank Corp. Ltd. -Class H	12,000	7,904

China Conch Venture Holdings Ltd.	3,500	6,719

China Construction Bank Corp. -Class H	10,000	7,434

China Huishan Dairy Holdings Co. Ltd.	38,000	14,203

China Minsheng Banking Corp., Ltd. -Class H	6,500	7,160

China Mobile Ltd.	1,000	11,368

China Telecom Corp. Ltd. -Class H	14,000	6,683

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

China–(continued)

Chongqing Rural Commercial Bank Co., Ltd. -Class H	10,000	$6,103

CITIC Ltd.	4,000	5,926

CSPC Pharmaceutical Group Ltd.	14,000	15,736

Industrial & Commercial Bank of China Ltd. -Class H	12,000	7,348

Jiangsu Expressway Co. Ltd. -Class H	6,000	7,507

Longfor Properties Co. Ltd.	5,000	7,203

People’s Insurance Co. (Group) of China Ltd. (The) -Class H	15,000	5,853

Tencent Holdings Ltd.	300	7,828

		171,448

Colombia–0.05%

Bancolombia S.A. -Preference Shares	776	7,316

Czech Republic–0.10%

CEZ A.S.	396	6,786

Komercni Banka A.S.	196	6,931

		13,717

Denmark–0.68%

A.P. Møller - Maersk A/S -Class B	6	10,047

Carlsberg A/S -Class B	103	9,302

Coloplast A/S -Class B	141	10,103

Danske Bank A/S	307	10,246

Genmab A/S (a)	54	10,455

Novo Nordisk A/S -Class B	264	9,547

Novozymes A/S -Class B	272	10,595

Pandora A/S	80	10,500

Vestas Wind Systems A/S	144	10,128

		90,923

Finland–0.33%

Fortum Oyj	468	7,497

Kone Oyj -Class B	147	6,661

Nokia Oyj	1,644	7,390

Sampo Oyj -Class A	165	7,670

UPM-Kymmene Oyj	300	6,822

Wartsila Oyj Abp	160	8,035

		44,075

France–2.50%

Accor S.A.	183	7,429

Air Liquide S.A.	68	7,358

Airbus SE	110	7,470

Arkema S.A.	71	7,006

Atos SE	72	7,672

AXA S.A.	291	7,166

BNP Paribas S.A.	118	7,568

Bouygues S.A.	205	7,487

Bureau Veritas S.A.	374	7,316

Capgemini S.A.	89	7,259

Carrefour S.A.	297	7,280

Christian Dior SE	35	7,525

Cie Generale des Etablissements Michelin	65	6,988

Compagnie de Saint-Gobain	162	7,978

Credit Agricole S.A.	611	8,118

	Shares	Value

France–(continued)

Danone	111	$6,968

Dassault Systemes S.A.	92	7,130

Engie S.A.	561	6,715

Essilor International S.A.	67	7,841

Hermes International	17	7,399

Kering	32	7,643

Klepierre	185	7,034

L’Oreal S.A.	39	7,102

Legrand S.A.	127	7,411

LVMH Moet Hennessy Louis Vuitton S.E.	39	7,895

Orange S.A.	476	7,393

Pernod Ricard S.A.	64	7,505

Peugeot S.A. (a)	469	8,740

Publicis Groupe S.A.	107	7,342

Renault S.A.	89	8,034

Safran S.A.	105	7,124

Sanofi	86	7,006

Schneider Electric S.E.	105	7,525

SCOR S.E.	219	7,430

Société Générale S.A.	161	7,897

Sodexo S.A.	61	6,756

SUEZ	503	7,633

Thales S.A.	70	6,565

TOTAL S.A.	151	7,651

Unibail-Rodamco S.E.	32	7,373

Valeo S.A.	124	7,588

Veolia Environnement S.A.	414	7,062

Vinci S.A.	107	7,526

Vivendi S.A.	377	6,911

Zodiac Aerospace	325	9,859

		335,678

Germany–2.07%

adidas AG	45	7,076

Allianz S.E.	44	7,448

BASF S.E.	79	7,644

Bayer AG	73	8,062

Bayerische Motoren Werke AG	82	7,428

Beiersdorf AG	80	7,067

Brenntag AG	132	7,658

Commerzbank AG	994	8,599

Continental AG	39	7,589

Daimler AG	110	8,273

Deutsche Bank AG (a)	437	8,676

Deutsche Lufthansa AG	533	7,098

Deutsche Post AG	226	7,552

Deutsche Telekom AG	432	7,536

Deutsche Wohnen AG	228	7,461

E.ON S.E.	1,066	8,193

Fresenius Medical Care AG & Co. KGaA	89	7,221

Fresenius S.E. & Co. KGaA	96	7,574

GEA Group AG	186	7,678

HeidelbergCement AG	78	7,506

Henkel AG & Co. KGaA -Preference Shares	61	7,442

Infineon Technologies AG	436	7,997

K+S AG	345	8,750

Linde AG	42	6,822

Merck KGaA	67	7,352

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Germany–(continued)

Metro AG	233	$7,951

Muenchener Rueckversicherungs-Gesellschaft AG	38	7,130

Porsche Automobil Holding S.E. - Preference Shares	142	8,530

ProSiebenSat.1 Media SE	200	8,506

RWE AG (a)	558	7,382

SAP S.E.	80	7,295

Siemens AG	64	8,032

Symrise AG	115	6,909

thyssenkrupp AG	315	7,940

Uniper SE (a)	1	10

Volkswagen AG -Preference Shares	53	8,233

Vonovia SE	219	7,172

		276,792

Hong Kong–3.29%

AIA Group Ltd.	2,800	17,344

Bank of East Asia, Ltd. (The)	4,000	17,050

Cheung Kong Infrastructure Holdings Ltd.	2,000	16,084

Cheung Kong Property Holdings Ltd.	2,500	16,415

CK Hutchison Holdings Ltd.	1,500	17,989

CLP Holdings Ltd.	1,500	14,692

Galaxy Entertainment Group Ltd.	4,000	18,988

Hang Lung Properties Ltd.	7,000	17,168

Hang Seng Bank Ltd.	900	18,341

Henderson Land Development Co. Ltd.	3,441	18,980

Hong Kong & China Gas Co., Ltd. (The)	9,224	17,373

Hong Kong Exchanges & Clearing Ltd.	600	14,533

Hongkong Land Holdings Ltd.	2,600	17,550

Jardine Matheson Holdings Ltd.	300	18,548

Jardine Strategic Holdings Ltd.	500	19,035

Link REIT	2,500	17,026

MTR Corp. Ltd.	3,500	17,820

New World Development Co. Ltd.	14,000	16,129

Power Assets Holdings Ltd.	2,000	19,156

Sands China Ltd.	3,600	15,901

Sino Land Co. Ltd.	10,000	16,458

Sun Hung Kai Properties Ltd.	1,000	13,747

Swire Pacific Ltd. -Class A	1,500	15,240

Techtronic Industries Co. Ltd.	4,000	13,815

WH Group Ltd. -REGS (b)	27,500	20,855

Wharf (Holdings) Ltd. (The)	2,000	14,943

		441,180

Hungary–0.19%

MOL Hungarian Oil and Gas PLC	129	9,098

OTP Bank Nyrt.	254	7,820

Richter Gedeon Nyrt	393	8,478

		25,396

India–0.22%

HDFC Bank Ltd. -ADR	120	8,272

Infosys Ltd. -ADR	425	5,852

Reliance Industries Ltd. -GDR -REGS(b)	253	7,866

Wipro Ltd. -ADR	883	8,150

		30,140

	Shares	Value

Indonesia–0.17%

PT Bank Central Asia Tbk	8,900	$10,231

PT Telekomunikasi Indonesia Persero Tbk	20,100	5,877

PT Unilever Indonesia Tbk	2,200	6,780

		22,888

Ireland–0.46%

Bank of Ireland (a)	31,616	8,465

CRH PLC	214	7,481

Experian PLC	1,651	31,795

Kerry Group PLC -Class A	98	6,887

Paddy Power Betfair PLC	66	6,897

		61,525

Italy–0.61%

Assicurazioni Generali S.p.A.	562	8,969

Atlantia S.p.A.	308	7,014

Enel S.p.A.	1,607	6,719

Eni S.p.A.	483	7,452

Ferrari N.V.	127	7,938

Intesa Sanpaolo S.p.A.	2,945	6,936

Luxottica Group S.p.A.	129	6,920

Snam S.p.A.	1,803	6,851

Telecom Italia S.p.A. (a)	8,972	7,731

Terna - Rete Elettrica Nazionale S.p.A.	1,618	7,100

UniCredit S.p.A.	311	8,488

		82,118

Japan–11.89%

AEON Co., Ltd.	700	10,094

Aisin Seiki Co., Ltd.	200	9,132

Ajinomoto Co., Inc.	500	9,848

ANA Holdings Inc.	4,000	11,865

Asahi Glass Co., Ltd.	2,000	14,836

Asahi Group Holdings, Ltd.	300	10,531

Asahi Kasei Corp.	1,000	9,323

Astellas Pharma Inc.	800	10,697

Bandai Namco Holdings Inc.	400	10,992

Bridgestone Corp.	300	10,978

Canon Inc.	400	11,851

Central Japan Railway Co.	100	16,148

Chubu Electric Power Co., Inc.	700	9,299

Chugai Pharmaceutical Co., Ltd.	400	11,851

Dai Nippon Printing Co., Ltd.	1,000	10,149

Dai-ichi Life Holdings, Inc.	600	10,893

Daiichi Sankyo Co., Ltd.	500	11,156

Daikin Industries, Ltd.	100	9,904

Daito Trust Construction Co., Ltd.	100	13,986

Daiwa House Industry Co., Ltd.	400	10,823

Daiwa Securities Group Inc.	2,000	12,763

Denso Corp.	200	8,653

Dentsu Inc.	200	9,212

East Japan Railway Co.	100	9,041

Eisai Co., Ltd.	200	11,116

FANUC Corp.	100	19,571

Fuji Heavy Industries Ltd.	300	12,008

FUJIFILM Holdings Corp.	300	11,604

Fujitsu Ltd.	2,000	11,621

Hankyu Hanshin Holdings, Inc.	300	10,155

Hitachi, Ltd.	2,000	11,420

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Japan–(continued)

Honda Motor Co., Ltd.	400	$11,943

Hoya Corp.	300	13,037

INPEX Corp.	1,100	10,769

Isuzu Motors Ltd.	1,000	13,417

ITOCHU Corp.	700	9,626

Japan Airlines Co. Ltd.	400	12,762

Japan Exchange Group Inc.	700	10,414

Japan Post Holdings Co., Ltd.	800	10,039

Japan Real Estate Investment Corp.	2	11,373

Japan Retail Fund Investment Corp.	5	10,700

Japan Tobacco, Inc.	300	9,672

JFE Holdings, Inc.	700	12,231

JX Holdings, Inc.	2,700	12,702

Kajima Corp.	1,000	6,951

Kansai Electric Power Co., Inc. (The) (a)	1,100	11,710

Kao Corp.	200	9,890

KDDI Corp.	400	10,735

Keio Corp.	1,000	8,204

Kintetsu Group Holdings Co., Ltd.	3,000	11,509

Kirin Holdings Co., Ltd.	600	9,797

Koito Manufacturing Co., Ltd.	200	10,559

Komatsu Ltd.	400	9,502

Kubota Corp.	700	11,123

Kyocera Corp.	200	10,388

Lawson, Inc.	100	7,292

Makita Corp.	200	13,882

Marubeni Corp.	1,900	11,539

Mazda Motor Corp.	600	8,805

MEIJI Holdings Co., Ltd.	100	7,741

Mitsubishi Chemical Holdings Corp.	1,700	11,849

Mitsubishi Corp.	500	11,256

Mitsubishi Electric Corp.	700	10,637

Mitsubishi Estate Co., Ltd.	1,000	19,066

Mitsubishi Heavy Industries, Ltd.	2,000	8,981

Mitsubishi UFJ Financial Group, Inc.	1,700	10,867

Mitsui & Co., Ltd.	700	10,240

Mizuho Financial Group, Inc.	6,000	11,136

MS&AD Insurance Group Holdings, Inc.	300	10,039

Murata Manufacturing Co., Ltd.	100	13,441

NEC Corp.	4,000	9,205

NGK Insulators, Ltd.	500	9,797

Nidec Corp.	100	9,368

Nikon Corp.	700	11,293

Nippon Building Fund Inc.	2	11,479

Nippon Paint Holdings Co., Ltd.	400	11,725

Nippon Steel & Sumitomo Metal Corp.	500	12,044

Nippon Telegraph & Telephone Corp.	300	13,230

Nissan Motor Co., Ltd.	1,200	11,857

Nitori Holdings Co., Ltd.	100	11,178

Nitto Denko Corp.	100	7,878

Nomura Holdings, Inc.	1,800	11,172

Nomura Real Estate Master Fund, Inc.	7	10,906

NTT Data Corp.	200	10,074

NTT DOCOMO, Inc.	400	9,568

Obayashi Corp.	1,200	11,400

Odakyu Electric Railway Co., Ltd.	500	9,886

Olympus Corp.	300	10,316

OMRON Corp.	300	12,275

	Shares	Value

Japan–(continued)

Ono Pharmaceutical Co., Ltd.	500	$10,215

Oriental Land Co., Ltd.	200	10,944

ORIX Corp.	700	10,527

Osaka Gas Co., Ltd.	3,000	11,210

Otsuka Holdings Co., Ltd.	300	13,902

Panasonic Corp.	1,100	11,442

Rakuten Inc.	1,100	10,961

Recruit Holdings Co., Ltd.	300	13,121

Resona Holdings, Inc.	2,200	11,903

Ricoh Co., Ltd.	1,300	11,591

Ryohin Keikaku Co., Ltd.	100	18,733

Santen Pharmaceutical Co., Ltd.	900	11,262

SECOM Co., Ltd.	100	7,214

Sekisui Chemical Co., Ltd.	700	11,406

Sekisui House, Ltd.	600	9,693

Seven & i Holdings Co., Ltd.	300	11,981

Shimano Inc.	100	15,730

Shimizu Corp.	1,000	9,181

Shin-Etsu Chemical Co., Ltd.	100	8,610

Shionogi & Co., Ltd.	200	9,678

Shiseido Co., Ltd.	400	11,161

SoftBank Group Corp.	200	15,309

Sompo Holdings, Inc.	300	10,844

Sony Corp.	400	12,159

Sumitomo Chemical Co., Ltd.	2,000	10,621

Sumitomo Corp.	800	10,011

Sumitomo Electric Industries, Ltd.	700	10,177

Sumitomo Metal Mining Co., Ltd.	1,000	13,528

Sumitomo Mitsui Financial Group, Inc.	300	11,776

Sumitomo Mitsui Trust Holdings, Inc.	300	11,191

Suntory Beverage & Food Ltd.	200	8,480

Suzuki Motor Corp.	300	11,569

Sysmex Corp.	200	12,136

T&D Holdings, Inc.	800	11,866

Taisei Corp.	1,000	7,092

Takeda Pharmaceutical Co. Ltd.	300	12,527

TDK Corp.	100	7,173

Terumo Corp.	300	11,052

Tobu Railway Co., Ltd.	2,000	10,133

Tohoku Electric Power Co., Inc.	900	10,947

Tokio Marine Holdings, Inc.	200	8,344

Tokyo Electric Power Co. Holdings, Inc. (a)	3,000	11,476

Tokyo Electron Ltd.	100	10,339

Tokyo Gas Co., Ltd.	2,000	8,837

Tokyu Corp.	1,000	7,344

Toppan Printing Co., Ltd.	1,000	9,800

Toray Industries, Inc.	1,000	8,641

Toshiba Corp. (a)	3,000	6,438

TOTO Ltd.	300	12,063

Toyota Industries Corp.	200	9,631

Toyota Motor Corp.	200	11,570

Toyota Tsusho Corp.	400	10,981

Unicharm Corp.	500	11,234

West Japan Railway Co.	200	13,013

Yahoo! Japan Corp.	3,100	13,015

Yamato Holdings Co., Ltd.	500	10,073

		1,593,850

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Luxembourg–0.11%

ArcelorMittal S.A. (a)	902	$7,018

Tenaris S.A.	416	7,280

		14,298

Malaysia–1.74%

Axiata Group Bhd.	7,268	7,763

CIMB Group Holdings Bhd.	7,000	7,856

DiGi.Com Bhd.	9,600	10,752

Gamuda Bhd.	9,900	10,753

Genting Malaysia Bhd.	6,100	6,942

IHH Healthcare Bhd.	9,021	12,833

IJM Corp. Bhd.	12,558	9,386

IOI Corp. Bhd.	7,700	7,668

Kuala Lumpur Kepong Bhd.	2,600	14,171

Malayan Banking Bhd.	6,419	11,915

Maxis Bhd.	5,781	8,028

MISC Bhd.	5,324	8,824

Petronas Chemicals Group Bhd.	5,600	9,016

Petronas Dagangan Bhd.	2,500	13,289

Petronas Gas Bhd.	2,200	10,373

Public Bank Bhd.	5,085	23,080

Sime Darby Bhd.	4,105	8,259

Telekom Malaysia Bhd.	14,091	18,916

Tenaga Nasional Bhd.	5,522	16,709

Westports Holdings Bhd.	9,600	9,022

YTL Corp. Bhd.	23,700	8,135

		233,690

Mexico–1.14%

Alfa, S.A.B. de C.V. -Class A	5,100	6,619

Alpek S.A.B. de C.V.	4,900	5,640

Arca Continental S.A.B. de C.V.	1,532	8,239

Coca-Cola FEMSA, S.A.B. de C.V. -Series L	1,300	8,055

Fibra Uno Administracion S.A. de C.V.	4,900	7,022

Fomento Economico Mexicano, S.A.B. de C.V. -Series BD(c)	1,200	9,040

Gruma, S.A.B. de C.V. -Class B	625	8,394

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. -Class B	900	6,977

Grupo Aeroportuario del Sureste, S.A.B. de C.V. -Class B	555	8,059

Grupo Bimbo, S.A.B. de C.V. -Series A	2,700	5,955

Grupo Elektra, S.A.B. de C.V.	590	7,612

Grupo Financiero Inbursa, S.A.B. de C.V. -Class O	4,700	6,988

Grupo Financiero Santander Mexico, S.A.B. de C.V. -Class B	4,400	6,269

Grupo Lala, S.A.B. de C.V.	4,900	7,353

Grupo Televisa S.A.B. -Series CPO(d)	1,700	7,596

Infraestructura Enérgetica Nova, S.A.B. de C.V.	1,800	7,942

Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	4,100	7,380

Mexichem S.A.B. de C.V.	2,776	6,584

Nemak, S.A.B. de C.V. -REGS (b)	8,200	7,637

Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	830	7,257

Wal-Mart de México, S.A.B. de C.V. -Series V	3,424	6,059

		152,677

	Shares	Value

Netherlands–0.83%

Aegon N.V.	1,361	$7,380

Akzo Nobel N.V.	109	7,404

ASML Holding N.V.	71	8,660

Gemalto N.V.	129	7,511

Heineken Holding N.V.	94	6,608

Heineken N.V.	95	7,120

ING Groep N.V.	513	7,362

Koninklijke Ahold Delhaize N.V.	356	7,587

Koninklijke DSM N.V.	115	7,341

Koninklijke KPN N.V.	2,472	7,124

Koninklijke Philips N.V.	243	7,136

NN Group N.V.	214	7,580

NXP Semiconductors N.V. (a)	66	6,458

Randstad Holding N.V.	135	7,865

Wolters Kluwer N.V.	202	7,742

		110,878

New Zealand–0.50%

Auckland International Airport Ltd.	3,522	17,674

Fisher & Paykel Healthcare Corp. Ltd.	2,607	16,621

Fletcher Building Ltd.	2,175	16,773

Spark New Zealand Ltd.	6,277	16,164

		67,232

Norway–0.29%

DNB ASA	602	10,071

Orkla ASA	1,007	9,405

Statoil ASA	507	9,458

Telenor ASA	615	9,761

		38,695

Philippines–0.42%

Aboitiz Equity Ventures Inc.	4,410	6,577

Ayala Corp.	460	7,372

Bank of the Philippine Islands	5,180	9,316

BDO Unibank, Inc.	3,200	7,232

GT Capital Holdings, Inc.	240	6,282

Jollibee Foods Corp.	1,560	6,438

SM Investments Corp.	465	6,440

Universal Robina Corp.	1,920	6,282

		55,939

Poland–0.10%

Orange Polska S.A.	4,940	6,669

Polski Koncern Naftowy ORLEN S.A.	318	6,459

		13,128

Portugal–0.05%

EDP - Energias de Portugal, S.A.	2,269	6,584

Qatar–0.12%

Masraf Al Rayan Q.S.C.	686	7,545

Qatar National Bank S.A.Q.	198	8,847

		16,392

Russia–0.05%

PhosAgro PJSC -GDR -REGS(b)	446	6,885

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Singapore–1.61%

Ascendas REIT	9,600	$16,758

CapitaLand Ltd.	7,300	17,043

City Developments Ltd.	2,700	17,685

ComfortDelGro Corp. Ltd.	8,900	15,221

DBS Group Holdings Ltd.	1,300	17,449

Keppel Corp. Ltd.	3,800	16,638

Oversea-Chinese Banking Corp. Ltd.	2,500	16,658

Singapore Airlines Ltd.	2,400	16,861

Singapore Exchange Ltd.	3,100	16,312

Singapore Press Holdings Ltd.	6,100	14,934

Singapore Telecommunications Ltd.	6,100	16,752

United Overseas Bank Ltd.	1,100	16,330

Wilmar International Ltd.	6,400	17,621

		216,262

South Africa–0.19%

Life Healthcare Group Holdings Ltd.	3,097	7,755

Mondi Ltd.	322	7,096

Vodacom Group Ltd.	921	10,317

		25,168

South Korea–1.30%

CJ CheilJedang Corp.	21	6,419

DGB Financial Group Inc.	923	7,845

E-MART Inc.	44	7,691

GS Holdings Corp.	145	6,368

Hanwha Life Insurance Co., Ltd.	1,205	6,682

Hyundai Department Store Co., Ltd.	74	6,130

Hyundai Motor Co.	60	7,207

Industrial Bank of Korea	597	6,529

Kangwon Land, Inc.	208	5,857

KB Financial Group Inc.	192	7,771

KCC Corp.	21	6,284

Kia Motors Corp.	211	6,614

Korea Electric Power Corp.	196	7,164

Korea Gas Corp.	163	6,499

Korea Zinc Co., Ltd.	15	6,329

KT Corp.	413	10,456

LG Corp.	140	7,137

LG Uplus Corp.	619	6,074

Lotte Chilsung Beverage Co., Ltd. (a)	5	6,239

Samsung Electronics Co., Ltd.	4	6,796

Samsung Fire & Marine Insurance Co., Ltd.	27	6,254

Samsung Securities Co., Ltd. (a)	233	6,501

Samsung Securities Co., Ltd. -Rts. (a)	31	163

Shinhan Financial Group Co., Ltd.	195	7,707

SK Telecom Co., Ltd.	41	7,873

Woori Bank	669	7,547

		174,136

Spain–0.90%

Abertis Infraestructuras S.A.	490	7,019

Aena S.A. -REGS (b)	54	7,847

Amadeus IT Group S.A.	162	7,489

Banco Bilbao Vizcaya Argentaria, S.A.	1,140	7,765

Banco de Sabadell S.A.	5,236	7,906

	Shares	Value

Spain–(continued)

Banco Santander S.A.	1,607	$8,970

CaixaBank S.A.	2,341	8,576

Enagas S.A.	281	6,905

Ferrovial, S.A.	366	6,631

Gas Natural SDG, S.A.	399	7,699

Grifols S.A.	365	7,828

Iberdrola S.A.	1,148	7,253

Industria de Diseno Textil, S.A.	205	6,773

Red Eléctrica Corp. S.A.	388	6,941

Repsol S.A.	507	7,502

Telefónica, S.A.	841	8,137

		121,241

Sweden–1.13%

Assa Abloy AB -Class B	476	9,032

Atlas Copco AB -Class A	298	9,592

Hennes & Mauritz AB -Class B	321	9,212

Hexagon AB -Class B	261	10,369

Investor AB -Class B	267	10,671

Nordea Bank AB	862	10,432

Sandvik AB	755	10,206

Skandinaviska Enskilda Banken AB -Class A	909	10,231

Skanska AB -Class B	393	9,628

Svenska Cellulosa AB SCA -Class B	347	10,472

Svenska Handelsbanken AB -Class A	651	9,743

Swedbank AB -Class A	390	9,879

Telefonaktiebolaget LM Ericsson -Class B	1,737	10,257

Telia Co. AB	2,421	9,837

Volvo AB -Class B	877	11,227

		150,788

Switzerland–2.13%

ABB Ltd.	426	10,114

Actelion Ltd.	45	11,687

Adecco Group AG (The)	146	10,418

Cie Financiere Richemont S.A.	140	10,851

Credit Suisse Group AG	667	10,125

Geberit AG	22	9,373

Givaudan S.A.	5	9,004

Glencore PLC (a)	8,980	36,981

Julius Baer Group Ltd.	204	9,562

Kuehne + Nagel International AG	68	9,274

LafargeHolcim Ltd.	173	9,248

Nestle S.A.	134	9,800

Novartis AG	127	9,368

Roche Holding AG	41	9,662

Schindler Holding AG -Participation Ctfs.	50	9,524

SGS S.A.	4	8,478

Sika AG	2	10,480

Swatch Group AG (The)	31	10,985

Swiss Re AG	98	9,140

Swisscom AG	20	8,807

Syngenta AG	23	9,778

UBS Group AG	572	9,265

Wolseley PLC	533	32,965

Zurich Insurance Group AG	35	10,053

		284,942

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Taiwan–2.90%

Advantech Co., Ltd.	1,000	$8,473

Asia Cement Corp.	7,450	6,368

Asustek Computer Inc.	1,000	8,732

Chailease Holding Co. Ltd.	5,000	8,943

Chang Hwa Commercial Bank, Ltd.	21,000	11,623

Cheng Shin Rubber Industry Co., Ltd.	4,000	7,965

China Airlines Ltd.	26,000	7,799

China Development Financial Holding Corp.	31,224	7,961

China Life Insurance Co., Ltd.	7,000	6,844

China Steel Corp.	9,409	7,613

Chunghwa Telecom Co., Ltd.	3,551	11,455

Compal Electronics Inc.	13,000	7,830

CTBC Financial Holding Co. Ltd.	14,325	8,140

E.Sun Financial Holding Co. Ltd.	14,628	8,618

EVA Airways Corp.	15,000	7,231

Evergreen Marine Corp. (Taiwan) Ltd. (a)	17,000	7,005

Far Eastern New Century Corp.	10,691	8,879

Far EasTone Telecommunications Co., Ltd.	4,267	10,125

First Financial Holding Co., Ltd.	25,286	14,076

Formosa Chemicals & Fibre Corp.	2,267	7,016

Formosa Petrochemical Corp.	2,000	6,810

Formosa Plastics Corp.	3,734	10,777

Fubon Financial Holding Co., Ltd.	4,000	6,480

Hon Hai Precision Industry Co., Ltd.	3,222	8,639

Hua Nan Financial Holdings Co., Ltd.	22,367	11,740

Mega Financial Holding Co., Ltd.	12,000	8,928

Nan Ya Plastics Corp.	4,384	10,299

Powertech Technology Inc.	2,000	5,469

President Chain Store Corp.	1,000	7,455

Qisda Corp.	15,000	7,835

Ruentex Development Co., Ltd. (a)	5,000	6,078

Shin Kong Financial Holding Co., Ltd. (a)	27,412	7,038

Siliconware Precision Industries Co., Ltd.	4,000	6,091

Simplo Technology Co., Ltd.	3,000	8,957

SinoPac Financial Holdings Co., Ltd.	30,572	8,995

Synnex Technology International Corp.	7,350	7,646

Taishin Financial Holding Co., Ltd.	24,343	9,172

Taiwan Cooperative Financial Holding Co. Ltd.	30,602	13,964

Taiwan Mobile Co., Ltd.	3,217	10,724

Taiwan Semiconductor Manufacturing Co. Ltd.	1,750	10,416

Tripod Technology Corp.	3,000	7,305

Uni-President Enterprises Corp.	5,105	8,713

United Microelectronics Corp.	22,000	7,972

WPG Holdings Ltd.	8,068	9,643

Yuanta Financial Holding Co., Ltd.	20,752	8,223

		388,065

Thailand–1.04%

Airports of Thailand PCL	600	7,075

Bangkok Airways PCL	9,700	6,078

Bangkok Bank PCL	1,700	8,449

Bangkok Dusit Medical Services PCL	13,700	8,233

BTS Group Holdings PCL	32,500	7,729

Bumrungrad Hospital PCL	1,200	6,118

Central Pattana PCL	4,000	6,494

Electricity Generating PCL	1,600	9,205

Glow Energy PCL	3,100	6,887

	Shares	Value

Thailand–(continued)

IRPC PCL	46,000	$6,813

Kasikornbank PCL	1,200	6,409

Krung Thai Bank PCL	14,300	7,739

Land and Houses PCL	25,700	7,174

Siam Cement PCL (The)	550	7,895

Thai Beverage PCL	37,300	22,896

Thai Union Group PCL	11,000	6,517

Thanachart Capital PCL	6,100	8,253

		139,964

Turkey–0.36%

Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,085	7,550

BIM Birlesik Magazalar A.S.	485	6,923

Enka Insaat ve Sanayi A.S.	4,197	6,386

Koç Holding A.S	1,622	6,531

Petkim PetroKimya Holding A.S.	5,915	6,601

Turk Telekomunikasyon A.S.	4,302	6,420

Turkcell Iletisim Hizmetleri A.S. (a)	2,525	7,590

		48,001

United Arab Emirates–0.05%

Dubai Islamic Bank PJSC	4,488	7,264

United Kingdom–11.01%

Anglo American PLC (a)	2,064	35,382

Associated British Foods PLC	969	29,125

AstraZeneca PLC	615	32,902

Aviva PLC	5,629	33,868

BAE Systems PLC	4,201	30,807

Barclays PLC	11,719	32,470

BP PLC	5,348	32,031

British American Tobacco PLC	574	35,377

BT Group PLC	6,959	26,599

Centrica PLC	11,988	33,898

CNH Industrial N.V.	805	7,146

Compass Group PLC	1,861	33,109

Diageo PLC	1,275	35,483

Fiat Chrysler Automobiles N.V. (a)	898	9,893

GlaxoSmithKline PLC	1,702	32,871

HSBC Holdings PLC	3,980	33,865

Imperial Brands PLC	735	34,077

International Consolidated Airlines Group, S.A.	5,999	36,072

ITV PLC	14,954	38,355

Kingfisher PLC	7,125	30,185

Land Securities Group PLC	2,601	32,523

Legal & General Group PLC	10,292	30,490

Lloyds Banking Group PLC	42,838	35,078

London Stock Exchange Group PLC	943	37,741

Marks & Spencer Group PLC	7,627	32,242

National Grid PLC	2,765	32,387

Next PLC	513	24,777

Old Mutual PLC	13,498	35,465

Pearson PLC	3,169	24,676

Prudential PLC	1,599	30,912

Reckitt Benckiser Group PLC	378	32,461

RELX N.V.	408	6,882

RELX PLC	1,866	33,517

Rio Tinto Ltd.	368	18,565

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United Kingdom–(continued)

Rio Tinto PLC	830	$36,562

Rolls-Royce Holdings PLC	3,775	31,698

Royal Bank of Scotland Group PLC (a)	12,781	35,772

Royal Dutch Shell PLC -Class A	1,218	33,031

Sky PLC	3,252	41,010

Smith & Nephew PLC	2,235	33,400

SSE PLC	1,686	31,645

Standard Chartered PLC (a)	3,870	37,685

Standard Life PLC	7,219	31,495

TechnipFMC PLC (a)	192	6,293

Tesco PLC (a)	12,071	29,549

Unilever N.V.	175	7,075

Unilever PLC	802	32,645

Vodafone Group PLC	13,040	31,881

WPP PLC	1,494	34,722

		1,475,694

United States–23.75%

3M Co.	34	5,944

Abbott Laboratories	218	9,106

AbbVie Inc.	103	6,294

ABM Industries Inc.	347	14,015

Acadia Realty Trust	456	14,519

Accenture PLC -Class A	51	5,807

Activision Blizzard, Inc.	172	6,916

Adobe Systems Inc. (a)	61	6,916

Aetna Inc.	50	5,931

Aflac, Inc.	87	6,089

Agree Realty Corp.	315	14,763

Air Products and Chemicals, Inc.	40	5,590

Alexion Pharmaceuticals, Inc. (a)	50	6,534

Allergan PLC (a)	32	7,004

ALLETE, Inc.	239	15,619

Allstate Corp. (The)	91	6,844

Alphabet Inc. -Class A (a)	8	6,562

Altria Group, Inc.	94	6,691

Amazon.com, Inc. (a)	8	6,588

American Airlines Group Inc.	133	5,885

American Assets Trust, Inc.	369	15,841

American Electric Power Co., Inc.	104	6,662

American Express Co.	92	7,027

American International Group, Inc.	101	6,490

American States Water Co.	267	11,689

American Tower Corp. -Class A	56	5,796

Ameriprise Financial, Inc.	58	6,512

Ameris Bancorp	279	12,583

AMERISAFE, Inc.	192	12,106

AmerisourceBergen Corp.	77	6,721

Amgen Inc.	43	6,737

Anadarko Petroleum Corp.	89	6,188

Analog Devices, Inc.	87	6,520

Analogic Corp.	121	9,396

Anthem, Inc.	42	6,474

Aon PLC	53	5,973

Apache Corp.	94	5,623

Apple Inc.	55	6,674

Applied Industrial Technologies, Inc.	227	13,722

Applied Materials, Inc.	206	7,056

	Shares	Value

United States–(continued)

Archer-Daniels-Midland Co.	138	$6,108

Astoria Financial Corp.	822	15,544

AT&T Inc.	156	6,577

ATN International, Inc.	173	13,890

Automatic Data Processing, Inc.	69	6,968

AutoZone, Inc. (a)	8	5,800

AvalonBay Communities, Inc.	35	6,066

Avista Corp.	358	13,833

Badger Meter, Inc.	299	11,526

Baker Hughes Inc.	93	5,866

Bank Mutual Corp.	1,499	14,315

Bank of America Corp.	288	6,520

Bank of New York Mellon Corp. (The)	128	5,725

Banner Corp.	231	12,964

Baxter International Inc.	134	6,420

BB&T Corp.	135	6,236

Becton, Dickinson and Co.	36	6,382

Berkshire Hathaway Inc. -Class B (a)	42	6,894

Biogen Inc. (a)	21	5,822

BlackRock, Inc.	16	5,984

Bob Evans Farms, Inc.	264	14,898

Boeing Co. (The)	40	6,537

Boston Private Financial Holdings, Inc.	700	11,550

Boston Properties, Inc.	50	6,545

Boston Scientific Corp. (a)	301	7,242

Bristol-Myers Squibb Co.	110	5,408

Broadcom Ltd.	37	7,382

Brookline Bancorp, Inc.	858	13,514

Cabot Microelectronics Corp.	188	12,692

California Water Service Group	364	12,558

Callaway Golf Co.	934	10,582

Cantel Medical Corp.	145	11,224

Capital One Financial Corp.	71	6,205

Capstead Mortgage Corp.	1,460	15,578

Cardinal Financial Corp.	347	10,882

Cardinal Health, Inc.	86	6,447

CareTrust REIT, Inc.	796	12,067

Carnival Corp.	121	6,701

Caterpillar Inc.	65	6,218

CBS Corp. -Class B	101	6,513

Cedar Realty Trust Inc.	1,857	11,161

Celgene Corp. (a)	52	6,040

CenturyLink Inc.	256	6,620

Charles Schwab Corp. (The)	158	6,516

Charter Communications, Inc. -Class A (a)	23	7,451

Chemed Corp.	88	14,616

Chevron Corp.	55	6,124

Chubb Ltd.	50	6,575

Cigna Corp.	49	7,165

Cisco Systems, Inc.	199	6,113

Citigroup Inc.	109	6,085

City Holding Co.	211	13,734

CME Group Inc. -Class A	56	6,780

Coca-Cola Co. (The)	152	6,319

Cognizant Technology Solutions Corp. -Class A (a)	113	5,943

Colgate-Palmolive Co.	87	5,618

Columbia Banking System, Inc.	289	11,491

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United States–(continued)

Comcast Corp. -Class A	89	$6,712

Community Bank System, Inc.	243	14,181

ConocoPhillips	127	6,193

Consolidated Edison, Inc.	83	6,171

Constellation Brands, Inc. -Class A	39	5,841

CoreSite Realty Corp.	171	14,728

Corning Inc.	260	6,887

Costco Wholesale Corp.	39	6,394

Cousins Properties, Inc.	—	3

Crown Castle International Corp.	68	5,972

CSX Corp.	168	7,794

Cummins Inc.	43	6,321

CVB Financial Corp.	549	12,374

CVS Health Corp.	78	6,147

Danaher Corp.	78	6,546

Deere & Co.	61	6,530

Delphi Automotive PLC	90	6,305

Delta Air Lines, Inc.	127	5,999

Deltic Timber Corp.	175	13,295

Devon Energy Corp.	128	5,829

Dime Community Bancshares, Inc.	736	15,750

DineEquity, Inc.	155	10,630

Discover Financial Services	91	6,304

Dollar General Corp.	84	6,201

Dominion Resources, Inc.	84	6,408

Dorman Products, Inc. (a)	160	11,043

Dow Chemical Co. (The)	113	6,738

Duke Energy Corp.	79	6,205

E. I. du Pont de Nemours and Co.	88	6,644

EastGroup Properties, Inc.	225	15,923

Eaton Corp. PLC	91	6,441

eBay Inc. (a)	215	6,843

Ecolab Inc.	49	5,886

Edison International	88	6,413

Edwards Lifesciences Corp. (a)	71	6,833

El Paso Electric Co.	298	13,678

Electronic Arts Inc. (a)	79	6,591

Eli Lilly and Co.	90	6,933

Emerson Electric Co.	116	6,805

EOG Resources, Inc.	59	5,993

Equinix, Inc.	19	7,315

Equity Residential	102	6,199

ESCO Technologies Inc.	296	17,227

Exelon Corp.	178	6,387

ExlService Holdings, Inc. (a)	253	11,625

Exponent, Inc.	186	10,797

Express Scripts Holding Co. (a)	82	5,648

Exxon Mobil Corp.	72	6,040

Facebook, Inc. -Class A (a)	49	6,386

FedEx Corp.	32	6,052

Fidelity National Information Services, Inc.	80	6,354

First Commonwealth Financial Corp.	1,011	14,275

First Financial Bancorp.	501	13,803

First Midwest Bancorp, Inc.	496	12,043

Fiserv, Inc. (a)	57	6,124

Ford Motor Co.	496	6,131

Forrester Research, Inc.	280	11,424

	Shares	Value

United States–(continued)

Franklin Street Properties Corp.	944	$12,036

G & K Services, Inc. -Class A	118	11,335

General Dynamics Corp.	34	6,157

General Electric Co.	195	5,792

General Mills, Inc.	100	6,248

General Motors Co.	173	6,334

Getty Realty Corp.	717	18,491

Gilead Sciences, Inc.	80	5,796

Glacier Bancorp, Inc.	344	12,222

Goldman Sachs Group, Inc. (The)	28	6,421

Green Dot Corp. -Class A(a)	454	12,167

Griffon Corp.	574	14,608

H.B. Fuller Co.	235	11,602

Halliburton Co.	113	6,392

HCA Holdings, Inc. (a)	81	6,503

HCP, Inc.	210	6,367

Healthcare Services Group, Inc.	364	14,469

Hess Corp.	105	5,689

Hewlett Packard Enterprise Co.	256	5,806

Hillenbrand, Inc.	354	12,939

Hilton Grand Vacations Inc. (a)	26	766

Hilton Worldwide Holdings Inc.	87	5,009

Home Depot, Inc. (The)	44	6,054

Honeywell International Inc.	55	6,508

Horace Mann Educators Corp.	333	13,770

HP Inc.	405	6,095

Humana Inc.	29	5,757

Illinois Tool Works Inc.	49	6,233

Illumina, Inc. (a)	48	7,685

Independent Bank Corp.	176	10,974

Infinity Property & Casualty Corp.	177	15,372

Ingersoll-Rand PLC	82	6,507

Innospec Inc.	185	13,200

Integra LifeSciences Holdings Corp. (a)	316	13,187

Intel Corp.	172	6,333

Intercontinental Exchange, Inc.	105	6,128

International Business Machines Corp.	39	6,806

International Paper Co.	126	7,132

Intuit Inc.	54	6,403

Intuitive Surgical, Inc. (a)	10	6,927

J & J Snack Foods Corp.	129	16,457

Johnson & Johnson	55	6,229

Johnson Controls International PLC	135	5,937

JPMorgan Chase & Co.	75	6,347

Kaiser Aluminum Corp.	133	10,435

Kaman Corp.	325	16,422

Kellogg Co.	79	5,744

Kimberly-Clark Corp.	54	6,541

Kinder Morgan, Inc.	283	6,322

Kite Realty Group Trust	550	13,211

Kraft Heinz Co. (The)	71	6,340

Kroger Co. (The)	191	6,486

Las Vegas Sands Corp.	100	5,258

Lexington Realty Trust	1,241	13,304

Lockheed Martin Corp.	24	6,032

Lowe’s Cos., Inc.	84	6,139

LTC Properties, Inc.	329	15,354

LyondellBasell Industries N.V. -Class A	68	6,342

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United States–(continued)

Marathon Petroleum Corp.	128	$6,150

Marcus Corp. (The)	398	11,801

Marsh & McLennan Cos., Inc.	91	6,190

Mastercard Inc. -Class A	60	6,380

Matthews International Corp. -Class A	199	13,423

McDonald’s Corp.	51	6,251

McKesson Corp.	43	5,983

Mead Johnson Nutrition Co.	86	6,060

Medifast, Inc.	291	12,271

Medtronic PLC	85	6,462

Merck & Co., Inc.	102	6,323

Meridian Bioscience, Inc.	639	8,371

MetLife, Inc.	110	5,985

Microsoft Corp.	107	6,918

MKS Instruments, Inc.	222	14,630

Mondelez International, Inc. -Class A	149	6,598

Monsanto Co.	54	5,849

Monster Beverage Corp. (a)	138	5,879

Morgan Stanley	146	6,204

Mueller Industries, Inc.	339	13,648

Mylan N.V. (a)	170	6,469

National Presto Industries, Inc.	119	12,662

Navigators Group, Inc. (The)	260	14,599

NBT Bancorp Inc.	329	13,403

Neenah Paper, Inc.	158	12,980

Netflix Inc. (a)	51	7,176

Newell Brands, Inc.	134	6,342

NextEra Energy, Inc.	52	6,433

NIC Inc.	456	10,990

NIKE, Inc. -Class B	121	6,401

Noble Energy, Inc.	158	6,282

Norfolk Southern Corp.	58	6,813

Northern Trust Corp.	72	5,973

Northfield Bancorp, Inc.	941	16,985

Northrop Grumman Corp.	25	5,727

Northwest Bancshares, Inc.	923	15,756

Northwest Natural Gas Co.	253	14,902

Nucor Corp.	99	5,751

NVIDIA Corp.	69	7,533

O’Reilly Automotive, Inc. (a)	22	5,770

Occidental Petroleum Corp.	81	5,489

Old National Bancorp	716	12,709

Omnicom Group Inc.	75	6,424

Oracle Corp.	157	6,297

Oritani Financial Corp.	868	15,060

PACCAR Inc.	97	6,529

Park Hotels & Resorts Inc.	52	1,417

PayPal Holdings, Inc. (a)	167	6,643

PepsiCo, Inc.	59	6,123

Perrigo Co. PLC	68	5,178

PetMed Express, Inc.	589	12,481

Pfizer Inc.	194	6,156

PG&E Corp.	105	6,498

Philip Morris International Inc.	63	6,056

Phillips 66	72	5,877

Pioneer Natural Resources Co.	34	6,128

PNC Financial Services Group, Inc. (The)	56	6,746

	Shares	Value

United States–(continued)

Popeyes Louisiana Kitchen, Inc. (a)	188	$11,880

PPG Industries, Inc.	65	6,501

PPL Corp.	177	6,167

Praxair, Inc.	50	5,922

Priceline Group Inc. (The) (a)	4	6,301

ProAssurance Corp.	329	17,898

Procter & Gamble Co. (The)	71	6,220

Prologis, Inc.	113	5,520

Provident Financial Services, Inc.	578	15,300

Prudential Financial, Inc.	61	6,412

PS Business Parks, Inc.	139	15,574

Public Service Enterprise Group Inc.	147	6,505

Public Storage	27	5,805

Quaker Chemical Corp.	98	12,593

QUALCOMM, Inc.	97	5,183

Raytheon Co.	43	6,199

Regeneron Pharmaceuticals, Inc. (a)	17	6,108

Retail Opportunity Investments Corp.	748	15,858

Reynolds American Inc.	112	6,735

RLI Corp.	198	11,765

Ross Stores, Inc.	98	6,479

S&P Global Inc.	50	6,009

Safety Insurance Group, Inc.	216	15,487

salesforce.com, inc. (a)	82	6,486

Samsonite International S.A.	5,188	16,289

Saul Centers, Inc.	193	12,254

Schlumberger Ltd.	72	6,027

Scholastic Corp.	280	12,818

Selective Insurance Group, Inc.	311	12,969

Sempra Energy	61	6,246

Sherwin-Williams Co. (The)	21	6,380

Shire PLC	544	30,469

Simon Property Group, Inc.	34	6,248

Simpson Manufacturing Co., Inc.	313	13,622

South Jersey Industries, Inc.	376	12,408

Southern Co. (The)	122	6,030

Southwest Airlines Co.	128	6,696

Spectra Energy Corp.	151	6,289

Spire, Inc.	259	16,835

Standex International Corp.	137	11,946

Starbucks Corp.	112	6,185

State Street Corp.	78	5,944

Sterling Bancorp	523	12,474

Stewart Information Services Corp.	260	11,357

Stryker Corp.	51	6,300

SunTrust Banks, Inc.	117	6,648

Sykes Enterprises, Inc. (a)	444	12,401

Synchrony Financial	178	6,376

Sysco Corp.	119	6,243

T. Rowe Price Group Inc.	81	5,463

Target Corp.	78	5,029

TE Connectivity Ltd.	95	7,063

TeleTech Holdings, Inc.	470	13,912

Tennant Co.	146	10,111

Tetra Tech, Inc.	312	13,634

Texas Instruments Inc.	88	6,648

Thermo Fisher Scientific, Inc.	42	6,400

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United States–(continued)

Time Warner Inc.	66	$6,392

TJX Cos., Inc. (The)	79	5,919

Tompkins Financial Corp.	144	13,039

Travelers Cos., Inc. (The)	54	6,360

TrustCo Bank Corp NY	1,465	12,306

Twenty-First Century Fox, Inc. -Class A	223	6,998

U.S. Bancorp	122	6,423

UniFirst Corp.	88	11,255

Union Pacific Corp.	60	6,395

United Bankshares, Inc.	270	12,096

United Community Banks, Inc.	454	12,771

United Fire Group, Inc.	254	11,989

United Parcel Service, Inc. -Class B	53	5,784

United Technologies Corp.	61	6,690

UnitedHealth Group Inc.	38	6,160

Universal Corp.	249	16,932

Universal Health Realty Income Trust	214	13,294

Urstadt Biddle Properties Inc. -Class A	591	13,268

Valero Energy Corp.	99	6,510

Ventas, Inc.	103	6,352

Verizon Communications Inc.	115	5,636

Vertex Pharmaceuticals Inc. (a)	81	6,955

VF Corp.	103	5,302

Viacom Inc. -Class B	155	6,532

Viad Corp.	257	11,269

Visa Inc. -Class A	80	6,617

Vornado Realty Trust	64	6,804

Wal-Mart Stores, Inc.	89	5,940

Walgreens Boots Alliance, Inc.	73	5,982

Walt Disney Co. (The)	67	7,414

Waste Management, Inc.	87	6,047

Watts Water Technologies, Inc. -Class A	172	11,352

WD-40 Co.	130	13,670

Wells Fargo & Co.	116	6,534

Welltower Inc.	97	6,431

Westamerica Bancorp.	202	11,464

Western Digital Corp.	96	7,654

Weyerhaeuser Co.	186	5,827

Williams Cos., Inc. (The)	199	5,739

Wintrust Financial Corp.	176	12,602

Xcel Energy, Inc.	149	6,157

Yahoo! Inc. (a)	143	6,302

Yum! Brands, Inc.	93	6,094

Zimmer Biomet Holdings, Inc.	61	7,218

Zoetis Inc.	126	6,922

		3,183,527

Total Common Stocks & Other Equity Interests (Cost $10,439,555)		11,184,025

	Shares	Value

Money Market Funds–11.69%

Government & Agency Portfolio – Institutional Class, 0.47% (e)	940,250	$940,250

Treasury Portfolio – Institutional Class, 0.40% (e)	626,834	626,834

Total Money Market Funds (Cost $1,567,084)		1,567,084

TOTAL INVESTMENTS–95.14% (Cost $12,006,639)		12,751,109

OTHER ASSETS LESS LIABILITIES–4.86%		651,434

NET ASSETS–100.00%		$13,402,543

Investment Abbreviations:

ADR	—	American Depositary Receipt
CPO	—	Certificates of Ordinary Participation
Ctfs.	—	Certificates
GDR	—	Global Depositary Receipt
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Rts.	—	Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $51,090, which represented less than 1% of the Fund’s Net Assets.

(c)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.

(d)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Macro Long/Short Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Macro Long/Short Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation

Invesco Macro Long/Short Fund

G.	Swap Agreements – (continued)

of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $1,939,276 and from

Level 2 to Level 1 of $970,661, due to foreign fair value adjustments.

Invesco Macro Long/Short Fund

	Level 1	Level 2	Level 3	Total
Australia	$300,158	$583,960	$—	$884,118
Austria	—	15,666	—	15,666
Belgium	7,058	30,298	—	37,356
Brazil	34,199	—	—	34,199
Chile	84,190	—	—	84,190
China	14,203	157,245	—	171,448
Colombia	7,316	—	—	7,316
Czech Republic	13,717	—	—	13,717
Denmark	19,897	71,026	—	90,923
Finland	—	44,075	—	44,075
France	39,364	296,314	—	335,678
Germany	160,647	116,145	—	276,792
Hong Kong	36,585	404,595	—	441,180
Hungary	9,098	16,298	—	25,396
India	22,274	7,866	—	30,140
Indonesia	6,780	16,108	—	22,888
Ireland	22,249	39,276	—	61,525
Italy	13,771	68,347	—	82,118
Japan	205,885	1,387,965	—	1,593,850
Luxembourg	—	14,298	—	14,298
Malaysia	191,581	42,109	—	233,690
Mexico	152,677	—	—	152,677
Netherlands	6,458	104,420	—	110,878
New Zealand	50,459	16,773	—	67,232
Norway	—	38,695	—	38,695
Philippines	48,567	7,372	—	55,939
Poland	—	13,128	—	13,128
Portugal	6,584	—	—	6,584
Qatar	16,392	—	—	16,392
Russia	—	6,885	—	6,885
Singapore	182,501	33,761	—	216,262
South Africa	10,317	14,851	—	25,168
South Korea	167,554	6,582	—	174,136
Spain	—	121,241	—	121,241
Sweden	10,257	140,531	—	150,788
Switzerland	51,639	233,303	—	284,942
Taiwan	—	388,065	—	388,065
Thailand	139,964	—	—	139,964
Turkey	48,001	—	—	48,001
United Arab Emirates	—	7,264	—	7,264
United Kingdom	297,028	1,178,666	—	1,475,694
United States	3,136,769	46,758	—	3,183,527
Money Market Funds	1,567,084	—	—	1,567,084
	7,081,223	5,669,886	—	12,751,109
Forward Foreign Currency Contracts*	—	(135,946)	—	(135,946)
Futures Contracts*	8,303	—	—	8,303
Swap Agreements*	—	(4,406)	—	(4,406)
Total Investments	$7,089,526	$5,529,534	$—	$12,619,060
* Unrealized appreciation (depreciation).

Invesco Macro Long/Short Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$114,497	$114,497
Total Derivative Assets	—	114,497	114,497
Derivatives not subject to master netting agreements	—	(114,497)	(114,497)
Total Derivative Assets subject to master netting agreements	$—	$—	$—
	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$(106,194)	$(106,194)
Unrealized depreciation on swap agreements—OTC	—	(4,406)	(4,406)
Unrealized depreciation on forward foreign currency contracts outstanding	(135,946)	—	(135,946)
Total Derivative Liabilities	(135,946)	(110,600)	(246,546)
Derivatives not subject to master netting agreements	—	106,194	106,194
Total Derivative Liabilities subject to master netting agreements	$(135,946)	$(4,406)	$(140,352)
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$366,550	$—	$366,550
Futures contracts	—	(197,434)	(197,434)
Swap agreements	—	3,348	3,348
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(280,666)	—	(280,666)
Futures contracts	—	(34,531)	(34,531)
Swap agreements	—	(13,036)	(13,036)
Total	$85,884	$(241,653)	$(155,769)

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$5,834,492	$10,615,034	$160,521

Invesco Macro Long/Short Fund

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
02/15/17	Canadian Imperial Bank of Commerce	AUD	1,170,000	USD	871,318	$886,621	$(15,303)
02/15/17	Canadian Imperial Bank of Commerce	CHF	210,000	USD	208,182	212,365	(4,183)
02/15/17	Canadian Imperial Bank of Commerce	EUR	1,130,000	USD	1,201,142	1,220,518	(19,376)
02/15/17	Canadian Imperial Bank of Commerce	GBP	1,280,000	USD	1,555,177	1,610,570	(55,393)
02/15/17	Canadian Imperial Bank of Commerce	JPY	185,700,000	USD	1,613,776	1,645,431	(31,655)
02/15/17	Canadian Imperial Bank of Commerce	NOK	330,000	USD	38,749	40,020	(1,271)
02/15/17	Canadian Imperial Bank of Commerce	NZD	90,000	USD	63,657	66,000	(2,343)
02/15/17	Canadian Imperial Bank of Commerce	SEK	1,330,000	USD	149,115	152,145	(3,030)
02/15/17	Canadian Imperial Bank of Commerce	SGD	310,000	USD	216,620	220,012	(3,392)
Total Forward Foreign Currency Contracts—Currency Risk							$(135,946)

Currency Abbreviations:

AUD	—	Australian Dollar	JPY	—	Japanese Yen	SEK	—	Swedish Krona

CHF	—	Swiss Franc	NOK	—	Norwegian Krone	SGD	—	Singapore Dollar

EUR	—	Euro	NZD	—	New Zealand Dollar	USD	—	U.S. Dollar

GBP	—	British Pound Sterling

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	23	March-2017	$802,991	$ 8,826
Dow Jones EURO STOXX 50 Index	Short	21	March-2017	(733,165)	(12,908)
E-Mini S&P 500 Index	Long	3	March-2017	341,175	2,977
E-Mini S&P 500 Index	Short	8	March-2017	(909,800)	(7,996)
FTSE 100 Index	Long	9	March-2017	797,660	16,883
FTSE 100 Index	Short	10	March-2017	(886,289)	(17,251)
Hang Seng Index	Long	3	February-2017	451,069	8,189
Hang Seng Index	Short	2	February-2017	(300,713)	(5,755)
Mini MSCI Emerging Markets Asia Index	Long	31	March-2017	1,418,405	49,947
Mini MSCI Emerging Markets Asia Index	Short	20	March-2017	(915,100)	(31,841)
MSCI Singapore Index	Short	4	February-2017	(95,728)	(418)
Russell 2000 Mini Index	Long	1	March-2017	67,975	(779)
Russell 2000 Mini Index	Short	13	March-2017	(883,675)	17,563
SPI 200 Index	Short	5	March-2017	(526,371)	(6,557)
Tokyo Stock Price Index	Long	7	March-2017	940,567	10,112
Tokyo Stock Price Index	Short	7	March-2017	(940,567)	(22,689)
Total Futures Contracts—Equity Risk					$ 8,303

(a) Futures contracts collateralized by $835,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive Floating Rate	Reference Entity	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Pay	Swiss Market Index Futures	2	March-2017	$166,075	$(4,406)

Invesco Macro Long/Short Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $1,196,714 and $1,013,664, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,216,044

Aggregate unrealized (depreciation) of investment securities	(583,574)

Net unrealized appreciation of investment securities	$632,470

Cost of investments for tax purposes is $12,118,639.

NOTE 5 – Significant Event

On January 24, 2017, the Board of Trustees of the Trust approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to all investments, including additional investments by existing shareholders and new accounts, at the open of business on February 7, 2017. The liquidation is not subject to the approval of shareholders of the Fund. The Fund will liquidate on or about February 27, 2017.

Invesco Macro Long/Short Fund

Invesco MLP Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	MLP-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Units	Value

Master Limited Partnerships–95.89%

Coal–0.22%

Alliance Resource Partners, L.P.	1,087	$25,871

Gathering & Processing MLP–11.14%

Antero Midstream Partners L.P.	5,282	177,053

DCP Midstream, L.P.	3,325	129,243

Enable Midstream Partners, L.P.	4,622	74,876

EnLink Midstream Partners, L.P.	13,540	242,772

EQT Midstream Partners L.P.	2,132	166,850

Rice Midstream Partners L.P.	7,833	191,909

Western Gas Partners, L.P.	5,181	318,010

		1,300,713

General Partner (MLP)–0.46%

Energy Transfer Equity, L.P.	2,974	53,383

Marine–1.63%

GasLog Partners L.P. (Monaco)	8,317	190,459

Natural Gas Pipelines & Storage–7.10%

Boardwalk Pipeline Partners, L.P.	15,987	295,120

Cheniere Energy Partners, L.P.	5,552	165,172

Dominion Midstream Partners, L.P.	902	28,684

Spectra Energy Partners, L.P.	571	25,889

Tallgrass Energy Partners L.P.	4,090	202,373

TC Pipelines, L.P.	1,861	111,809

		829,047

Pipelines & Midstream Diversified–42.71%

Enbridge Energy Partners, L.P.	11,753	227,656

Energy Transfer Partners, L.P.	29,672	1,131,987

Enterprise Products Partners L.P.	68,383	1,937,290

ONEOK Partners, L.P.	7,923	341,798

Plains All American Pipeline, L.P.	24,267	761,741

Williams Partners L.P.	14,288	586,380

		4,986,852

Refined Products Pipelines & Terminals–30.55%

Buckeye Partners, L.P.	5,350	372,949

Genesis Energy, L.P.	9,233	334,881

Holly Energy Partners, L.P.	475	17,551

	Units	Value

Refined Products Pipelines & Terminals–(continued)

Magellan Midstream Partners, L.P.	10,079	$806,622

MPLX L.P.	18,784	710,974

NGL Energy Partners L.P.	15,689	383,596

NuStar Energy L.P.	2,501	138,331

PBF Logistics L.P.	4,449	87,645

Phillips 66 Partners L.P.	2,741	153,962

Sunoco Logistics Partners L.P.	8,304	211,918

Tesoro Logistics L.P.	6,035	349,306

		3,567,735

Refinery Logistics–2.08%

Shell Midstream Partners, L.P.	7,473	242,648

Total Master Limited Partnerships (Cost $9,862,241)		11,196,708

	Shares

Common Stocks–2.90%

Gathering & Processing–0.95%

Targa Resources Corp.	1,910	110,054

General Partner (C-Corp)–1.48%

Kinder Morgan Inc.	7,750	173,135

Global Infrastructure–0.47%

SemGroup Corp. -Class A	1,386	55,024

Total Common Stocks (Cost $338,329)		338,213

Money Market Funds–1.62%

Government & Agency Portfolio – Institutional Class, 0.47% (a)	113,456	113,456

Treasury Portfolio – Institutional Class, 0.40% (a)	75,638	75,638

Total Money Market Funds (Cost $189,094)		189,094

TOTAL INVESTMENTS–100.41% (Cost $10,389,664)		11,724,015

OTHER ASSETS LESS LIABILITIES–(0.41)%		(48,060)

NET ASSETS–100.00%		$11,675,955

Notes to Schedule of Investments:

(a)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco MLP Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco MLP Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Master Limited Partnerships - The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

E.

Return of Capital - Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized

Invesco MLP Fund

E.	Return of Capital – (continued)

appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

F.	Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the Fund’s holdings. The Fund may also be subject to a federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.

The Fund’s deferred tax asset (“DTA”) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year ordinary income or capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance.

The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco MLP Fund

As of January 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $3,151,834 and $1,660,248, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$939,658
Aggregate unrealized (depreciation) of investment securities	(57,104)
Net unrealized appreciation of investment securities	$882,554
Cost of investments for tax purposes is $10,841,461.

Invesco MLP Fund

Invesco Multi-Asset Income Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	MAIN-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–36.92%

Aerospace & Defense–0.41%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	$90,000	$88,313

7.50%, 03/15/2025(b)	88,000	88,440

KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	191,000	201,505

Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	130,000	133,575

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	45,000	45,281

6.50%, 05/15/2025	414,000	418,140

		975,254

Agricultural & Farm Machinery–0.11%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	259,000	261,590

Alternative Carriers–0.09%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	140,000	143,500

Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	77,000	77,096

		220,596

Aluminum–0.18%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	400,000	434,227

Apparel Retail–0.14%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	184,000	194,120

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/2036	30,000	29,025

6.88%, 11/01/2035	120,000	117,900

		341,045

Asset Management & Custody Banks–0.51%

CommScope Technologies Finance LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	295,000	315,281

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	60,000	60,900

Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	465,000	493,481

	Principal Amount	Value

Asset Management & Custody Banks–(continued)

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	$332,000	$360,635

		1,230,297

Auto Parts & Equipment–0.09%

Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	67,000	69,596

5.50%, 12/15/2024	140,000	146,300

		215,896

Broadcasting–0.65%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	215,000	220,375

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	185,000	193,325

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	220,000	221,925

iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	349,000	294,032

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	328,000	352,600

Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	142,000	141,823

Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	140,000	142,100

		1,566,180

Building Products–0.16%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	172,000	182,911

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	191,000	198,163

		381,074

Cable & Satellite–1.79%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	400,000	426,000

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	860,000	915,900

CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	175,000	190,750

Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	219,000

Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	200,000	233,000

10.88%, 10/15/2025(b)	226,000	270,070

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Cable & Satellite–(continued)

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	$852,000	$864,780

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	64,000	55,360

7.25%, 10/15/2020	140,000	110,950

Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	106,000	108,385

5.38%, 07/15/2026(b)	268,000	273,360

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.00%, 01/15/2025(b)	200,000	204,000

Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	209,500

VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	200,000	210,500

		4,291,555

Casinos & Gaming–0.59%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 05/15/2023	220,000	236,500

Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	148,000	158,915

Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. Notes, 7.63%, 11/01/2021(b)	200,000	191,250

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	45,000	50,288

Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	169,000	164,352

6.00%, 03/15/2023	230,000	248,687

7.75%, 03/15/2022	188,000	219,490

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	144,000	145,080

		1,414,562

Commercial Printing–0.16%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	364,000	386,750

Commodity Chemicals–0.16%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	131,000	135,749

Tronox Finance LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/2020	159,000	153,832

Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	98,000	103,390

		392,971

	Principal Amount	Value

Communications Equipment–0.12%

Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	$136,000	$136,680

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	142,000	156,910

		293,590

Construction Machinery & Heavy Trucks–0.35%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	159,000	166,155

Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	213,000	215,396

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	68,000	68,680

6.75%, 06/15/2021	160,000	165,600

Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	180,000	186,750

Terex Corp., Sr. Unsec. Sub. Gtd. Notes, 5.63%, 02/01/2025(b)	34,000	34,765

		837,346

Consumer Finance–0.40%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	350,000	346,500

5.13%, 09/30/2024	593,000	610,790

		957,290

Copper–0.22%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2020(b)	255,000	262,650

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	295,000	257,388

		520,038

Diversified Banks–0.47%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (c)	58,000	60,030

Citigroup Inc., Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	130,000	137,475

Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	169,000	178,295

Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	100,000	115,852

JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	135,000	140,063

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	$100,000	$99,955

6.13%, 12/15/2022	385,000	406,537

		1,138,207

Diversified Chemicals–0.13%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	298,000	299,490

Diversified Metals & Mining–0.26%

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	247,000	266,760

Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	204,000	210,120

Sr. Unsec. Notes, 6.13%, 10/01/2035	130,000	134,550

		611,430

Electric Utilities–0.04%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	84,000	87,360

Electrical Components & Equipment–0.21%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	269,000	275,052

Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	99,000	101,599

5.00%, 10/01/2025(b)	134,000	135,005

		511,656

Environmental & Facilities Services–0.05%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	112,000	114,520

Financial Exchanges & Data–0.11%

MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	250,000	261,250

Food Distributors–0.13%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	297,000	311,850

Gas Utilities–0.40%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	194,000	202,730

5.88%, 08/20/2026	60,000	62,550

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	295,000	299,425

	Principal Amount	Value

Gas Utilities–(continued)
Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	$340,000	$348,500

7.38%, 08/01/2021	44,000	45,980

		959,185

General Merchandise Stores–0.08%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	170,000	180,838

Health Care Facilities–1.02%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	110,000	114,812

Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/15/2018	29,000	29,109

5.13%, 08/01/2021	115,000	108,962

Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	146,470	107,655

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	100,000	108,688

Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	190,000	200,569

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/2023	45,000	48,263

7.50%, 02/15/2022	116,000	132,675

Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	120,000	123,000

5.88%, 02/15/2026	490,000	512,050

HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	130,000	131,300

LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	135,000	129,431

5.88%, 12/01/2023	23,000	23,115

Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	31,000	33,403

Sr. Unsec. Global Notes, 6.75%, 06/15/2023	141,000	133,950

8.00%, 08/01/2020	74,000	74,925

8.13%, 04/01/2022	395,000	400,925

Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	36,000	36,045

		2,448,877

Health Care Services–0.36%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	110,000	110,825

DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	230,000	225,113

MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	226,000	233,839

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Health Care Services–(continued)

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	$272,000	$289,680

		859,457

Home Improvement Retail–0.08%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	205,000	197,825

Homebuilding–0.32%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	212,000	209,880

Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 8.75%, 03/15/2022(b)	250,000	273,750

KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	23,000	24,926

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	85,000	87,763

7.15%, 04/15/2020	65,000	71,094

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	104,000	108,550

		775,963

Household Products–0.26%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	41,000	42,076

Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	104,038	107,159

Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	188,000	200,690

Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	150,000	157,500

Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	106,000	110,108

		617,533

Independent Power Producers & Energy Traders–0.62%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	690,000	703,800

Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	100,000	99,750

5.50%, 02/01/2024	90,000	88,650

Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/2024	165,000	157,575

NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	89,000	91,002

Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	336,000	336,000

		1,476,777

	Principal Amount	Value

Integrated Oil & Gas–0.05%
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	$138,000	$123,165

Integrated Telecommunication Services–1.04%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	177,000	188,284

Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	117,000	123,727

Frontier Communications Corp., Sr. Unsec. Global Notes, 8.88%, 09/15/2020	58,000	61,988

10.50%, 09/15/2022	380,000	398,525

GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	124,000	128,650

SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	400,000	413,000

Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	200,000	205,750

SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	231,000	226,091

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	455,000	501,637

Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	250,000	252,500

		2,500,152

Leisure Products–0.07%

Vista Outdoor Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2023	171,000	178,695

Managed Health Care–0.04%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	87,000	86,348

Marine–0.12%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021(b)	315,000	287,044

Metal & Glass Containers–0.25%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	200,000	201,750

Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	275,000	290,125

Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	85,000	90,631

Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	15,000	15,694

		598,200

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Movies & Entertainment–0.26%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	$250,000	$259,375

Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	125,000	127,500

Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	240,000	243,600

		630,475

Oil & Gas Drilling–0.19%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	161,000	144,900

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	210,000	206,325

Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	25,000	27,125

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	90,000	80,100

		458,450

Oil & Gas Equipment & Services–0.10%

SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	144,000	148,140

Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	105,000	88,988

		237,128

Oil & Gas Exploration & Production–1.88%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	278,000	283,907

Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	149,000	159,057

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	245,000	230,912

Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	118,000	102,070

Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	216,000	220,590

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	374,000	396,440

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	252,000	259,245

Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	34,000	34,935

Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	189,000	204,120

QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	290,000	308,850

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	$200,000	$195,500

Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2023(b)	210,000	210,000

Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	163,000	170,742

7.25%, 05/01/2023	69,000	74,693

RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	138,000	146,798

Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	94,000	96,585

SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	31,000	32,163

6.50%, 01/01/2023	205,000	212,175

Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	402,000	374,865

Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	225,000	228,375

WildHorse Resource Development Corp., Sr. Unsec. Notes, 6.88%, 02/01/2025(b)	183,000	183,229

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	368,000	384,560

		4,509,811

Oil & Gas Refining & Marketing–0.02%

Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	37,000	38,573

Oil & Gas Storage & Transportation–1.16%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	129,000	132,547

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	372,000	398,970

Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	152,000	160,360

MPLX LP, Sr. Unsec. Global Notes, 4.88%, 06/01/2025	100,000	105,312

Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	778,000	844,616

Sr. Sec. Notes, 5.00%, 03/15/2027(b)	87,000	91,459

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	114,000	117,705

Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	255,000	263,925

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	$11,000	$11,550

6.25%, 10/15/2022	14,000	14,980

6.38%, 05/01/2024	392,000	427,280

Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	43,000	45,043

Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	162,000	165,140

		2,778,887

Other Diversified Financial Services–0.09%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	200,000	213,784

Packaged Foods & Meats–0.33%

JBS Investments GmbH (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	400,000	421,500

Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	115,000	115,575

TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	250,000	262,500

		799,575

Paper Packaging–0.06%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	138,000	143,003

Paper Products–0.16%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	156,000	155,220

Fibria Overseas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/17/2027	68,000	67,065

Mercer International Inc. (Canada), Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	64,000	64,720

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	100,000	102,250

		389,255

Pharmaceuticals–0.27%

Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	171,500

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	140,000	112,000

6.13%, 04/15/2025(b)	100,000	75,500

7.50%, 07/15/2021(b)	250,000	218,750

REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	90,000	67,725

		645,475

	Principal Amount	Value

Regional Banks–0.35%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	$419,000	$440,474

5.00%, 08/01/2023	375,000	391,875

		832,349

Restaurants–0.18%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	97,000	101,486

REGS, Sec. Gtd. Second Lien Euro Notes, 6.00%, 04/01/2022(b)	120,000	125,331

Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	96,000	93,513

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	106,000	113,950

		434,280

Semiconductors–0.26%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	302,000	305,020

Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	313,000	316,130

		621,150

Sovereign Debt–15.73%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 5.63%, 01/07/2041	500,000	470,000

7.13%, 01/20/2037	500,000	548,750

8.25%, 01/20/2034	375,000	452,812

Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 5.63%, 02/26/2044	400,000	426,000

6.13%, 01/18/2041	450,000	500,625

7.38%, 09/18/2037	400,000	498,000

Croatia Government International Bond (Croatia), REGS, Sr. Unsec. Euro Notes, 6.00%, 01/26/2024(b)	500,000	548,180

6.38%, 03/24/2021(b)	300,000	328,875

6.63%, 07/14/2020(b)	400,000	438,340

Dominican Republic International Bond (Dominican Repubic), REGS, Sr. Unsec. Euro Bonds, 6.60%, 01/28/2024(b)	400,000	430,000

7.45%, 04/30/2044(b)	400,000	424,000

Sr. Unsec. Euro Notes, 6.85%, 01/27/2045(b)	450,000	444,744

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)

El Salvador Government International Bond (El Salvador), REGS, Sr. Unsec. Euro Notes, 7.63%, 02/01/2041(b)	$550,000	$482,113

7.65%, 06/15/2035(b)	500,000	441,950

8.25%, 04/10/2032(b)	400,000	386,000

Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 03/25/2024	350,000	384,781

5.75%, 11/22/2023	350,000	391,384

7.63%, 03/29/2041	290,000	405,436

Indonesia Government International Bond (Indonesia), REGS, Sr. Unsec. Euro Bonds, 6.63%, 02/17/2037(b)	400,000	473,450

7.75%, 01/17/2038(b)	350,000	464,834

8.50%, 10/12/2035(b)	350,000	487,334

Kazakhstan Government International Bond (Kazakhstan), REGS, Sr. Unsec. Euro Notes, 4.88%, 10/14/2044(b)	550,000	531,333

Sr. Unsec. Medium-Term Euro Notes, 5.13%, 07/21/2025(b)	550,000	592,266

6.50%, 07/21/2045(b)	300,000	352,845

Korea International Bond (South Korea), Sr. Unsec. Global Notes, 3.88%, 09/11/2023	450,000	484,717

4.13%, 06/10/2044	400,000	457,496

Latvia Government International Bond (Latvia), REGS, Sr. Unsec. Euro Notes, 2.75%, 01/12/2020(b)	1,150,000	1,164,720

Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.65%, 04/22/2024(b)	425,000	427,053

Sr. Unsec. Euro Notes, 6.75%, 11/29/2027(b)	350,000	347,998

Sr. Unsec. Medium-Term Euro Notes, 6.65%, 02/26/2030(b)	450,000	439,808

Lithuania Government International Bond (Lithuania), REGS, Sr. Unsec. Euro Notes, 6.13%, 03/09/2021(b)	300,000	336,750

6.63%, 02/01/2022(b)	450,000	523,604

7.38%, 02/11/2020(b)	300,000	342,188

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.60%, 01/23/2046	350,000	317,188

5.55%, 01/21/2045	470,000	482,337

Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/2040	400,000	438,000

Morocco Government International Bond (Morocco), REGS, Sr. Unsec. Euro Notes, 4.25%, 12/11/2022(b)	650,000	669,045

5.50%, 12/11/2042(b)	700,000	735,249

	Principal Amount	Value

Sovereign Debt–(continued)

Pakistan Government International Bond (Pakistan), REGS, Sr. Unsec. Euro Notes, 8.25%, 04/15/2024(b)	$500,000	$554,985

8.25%, 09/30/2025(b)	300,000	337,784

Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 6.70%, 01/26/2036	370,000	459,725

7.13%, 01/29/2026	350,000	440,125

8.88%, 09/30/2027	250,000	349,375

Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	370,000	392,068

5.63%, 11/18/2050	400,000	463,000

8.75%, 11/21/2033	250,000	371,250

Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 6.38%, 10/23/2034	250,000	330,755

9.50%, 02/02/2030	225,000	355,667

Sr. Unsec. Global Notes, 7.75%, 01/14/2031	300,000	426,282

Qatar Government International Bond (Qatar), REGS, Sr. Unsec. Euro Bonds, 4.63%, 06/02/2046(b)	300,000	305,697

Sr. Unsec. Euro Notes, 5.75%, 01/20/2042(b)	425,000	506,334

6.40%, 01/20/2040(b)	300,000	384,408

Republic of Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.25%, 04/06/2026	375,000	364,046

4.00%, 01/22/2024	370,000	382,460

5.00%, 03/23/2022	350,000	382,235

Republic of South Africa Government International Bond (South Africa), Sr. Unsec. Global Bonds, 5.00%, 10/12/2046	400,000	378,625

5.38%, 07/24/2044	550,000	553,039

Sr. Unsec. Global Notes, 6.25%, 03/08/2041	400,000	448,944

Romanian Government International Bond (Romania), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.38%, 08/22/2023(b)	370,000	383,015

6.13%, 01/22/2044(b)	330,000	390,839

6.75%, 02/07/2022(b)	350,000	400,523

Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 4.88%, 09/16/2023(b)	400,000	424,594

5.88%, 09/16/2043(b)	400,000	450,384

6.63%, 04/04/2042(b)	400,000	434,548

Second Pakistan International Sukuk Co. Ltd. (The) (Pakistan), REGS, Sr. Unsec. Euro Bonds, 6.75%, 12/03/2019(b)	300,000	321,660

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Serbia International Bond (Serbia), REGS, Sr. Unsec. Euro Bonds, 4.88%, 02/25/2020(b)	$475,000	$488,704

Sr. Unsec. Euro Notes, 7.25%, 09/28/2021(b)	600,000	678,300

Slovenia Government International Bond (Slovenia), REGS, Sr. Unsec. Euro Notes, 5.25%, 02/18/2024(b)	300,000	332,325

5.50%, 10/26/2022(b)	300,000	334,664

5.85%, 05/10/2023(b)	450,000	511,943

Sri Lanka Government International Bond (Sri Lanka), REGS, Sr. Unsec. Euro Bonds, 6.83%, 07/18/2026(b)	350,000	350,042

6.85%, 11/03/2025(b)	350,000	350,490

Sr. Unsec. Euro Notes, 6.13%, 06/03/2025(b)	550,000	530,187

Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes, 6.88%, 03/17/2036	350,000	363,090

7.25%, 03/05/2038	330,000	355,512

8.00%, 02/14/2034	320,000	368,250

Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes, 7.75%, 09/01/2020(b)	350,000	343,478

7.75%, 09/01/2021(b)	350,000	339,325

7.75%, 09/01/2022(b)	400,000	383,476

Sr. Unsec. Notes, 7.75%, 09/01/2021(b)	100,000	96,950

Uruguay Government International Bond (Uruguay), Sr. Unsec. Euro Bonds, 7.88%, 01/15/2033	275,000	352,825

Sr. Unsec. Global Bonds, 7.63%, 03/21/2036	375,000	477,431

Unsec. Global Notes, 8.00%, 11/18/2022	350,000	435,750

Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/2020(b)	1,015,000	537,950

8.25%, 10/13/2024(b)	1,100,000	528,000

9.00%, 05/07/2023(b)	1,000,000	511,300

		37,732,564

Specialized Consumer Services–0.15%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	80,000	81,400

Sr. Unsec. Notes, 7.45%, 08/15/2027	254,000	271,780

		353,180

	Principal Amount	Value

Specialized Finance–0.41%

AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	$400,000	$408,500

Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	250,000	254,687

5.50%, 02/15/2022	310,000	327,050

		990,237

Specialized REIT’s–0.59%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	321,000	338,655

Equinix Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	18,000	19,192

5.88%, 01/15/2026	350,000	373,625

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	100,000	104,500

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	335,000	356,775

Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	244,000	231,800

		1,424,547

Specialty Chemicals–0.39%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	130,000	133,412

Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	150,000	152,250

GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	115,000	131,388

Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	177,000	202,222

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	192,000	197,280

PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	115,000	125,063

		941,615

Steel–0.47%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 8.00%, 10/15/2039	140,000	156,450

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	366,000	382,012

Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(b)	351,000	360,214

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Steel–(continued)

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	$218,000	$225,630
		1,124,306

Technology Hardware, Storage & Peripherals–0.48%

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	620,000	682,000
Western Digital Corp., Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(b)	195,000	215,171
Sr. Unsec. Gtd. Notes, 10.50%, 04/01/2024(b)	207,000	245,036
		1,142,207

Tobacco–0.04%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	98,000	100,940

Trading Companies & Distributors–0.28%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	146,000	148,555
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	200,000	210,000
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	50,000	52,250
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	55,000	55,550
6.13%, 06/15/2023	200,000	211,500
		677,855

Trucking–0.18%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/01/2023	110,000	106,975
Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	87,000	84,825
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	226,000	231,933
		423,733

Wireless Telecommunication Services–0.65%

Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	200,000	188,750
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	514,000	551,907
7.88%, 09/15/2023	508,000	557,530
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	250,000	261,250
		1,559,437
Total U.S. Dollar Denominated Bonds & Notes (Cost $89,093,380)		88,548,899

	Shares	Value

Preferred Stocks–23.73%

Asset Management & Custody Banks–0.99%

Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	2,700	$68,607
Apollo Investment Corp., 6.88% Sr. Unsec. Pfd.	4,300	111,413
Ares Management, L.P., Series A, 7.00% Pfd.	4,500	116,685
Bank of New York Mellon Corp. (The), 5.20% Pfd.	10,100	249,773
KKR & Co. L.P., Series A, 6.75% Sr. Pfd.	4,300	112,273
KKR & Co. L.P., Series B, 6.50% Pfd.	4,200	107,730
Legg Mason, Inc., 5.45% Jr. Unsec. Sub. Pfd.	8,900	202,653
Legg Mason, Inc., 6.38% Jr. Unsec. Sub. Pfd.	3,400	87,448
Northern Trust Corp., Series C, 5.85% Pfd.	7,500	193,500
Prospect Capital Corp., 6.25% Sr. Unsec. Pfd.	2,000	51,860
State Street Corp., Series C, 5.25% Pfd.	6,700	164,217
State Street Corp., Series D, 5.90% Pfd.	9,400	247,032
State Street Corp., Series E, 6.00% Pfd.	15,600	411,996
State Street Corp., Series G, 5.35% Pfd.	10,000	254,700
		2,379,887

Cable & Satellite–0.05%

Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	4,400	112,860

Consumer Finance–0.81%

Capital One Financial Corp., Series B, 6.00% Pfd.	16,900	427,401
Capital One Financial Corp., Series C, 6.25% Pfd.	7,700	199,045
Capital One Financial Corp., Series D, 6.70% Pfd.	7,000	190,260
Capital One Financial Corp., Series F, 6.20% Pfd.	7,200	185,760
Capital One Financial Corp., Series G, 5.20% Pfd.	13,100	293,571
Capital One Financial Corp., Series H, 6.00% Pfd.	9,400	238,666
Discover Financial Services, Series B, 6.50% Pfd.	8,900	229,620
Navient Corp., 6.00% Sr. Unsec. Pfd.	7,800	168,480
		1,932,803

Diversified Banks–7.88%

Bank of America Corp., Series 3, 6.38% Pfd.	3,300	84,678
Bank of America Corp., Series I, 6.63% Pfd.	20,051	517,115
Bank of America Corp., Series W, 6.63% Jr. Unsec. Sub. Pfd.	48,800	1,284,904
Bank of America Corp., Series Y, 6.50% Pfd.	37,500	980,625
Bank of America Corp., Class CC, 6.20% Pfd.	28,600	736,450

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Diversified Banks–(continued)

Bank of America Corp., Series EE, 6.00% Pfd.	20,600	$526,742

Barclays Bank PLC (United Kingdom), Series 5, 8.13% Jr. Unsec. Sub. Pfd.	40,000	1,032,000

Citigroup Inc., Series J, 7.13% Pfd.	22,500	629,325

Citigroup Inc., Series K, 6.88% Pfd.	20,600	572,886

Citigroup Inc., Series L, 6.88% Pfd.	9,400	248,348

Citigroup Inc., Series S, 6.30% Pfd.	25,100	648,082

HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	68,000	1,772,080

JPMorgan Chase & Co., Series O, 5.50% Pfd.	8,900	221,877

JPMorgan Chase & Co., Series P, 5.45% Pfd.	9,200	231,196

JPMorgan Chase & Co., Series T, 6.70% Pfd.	3,200	86,976

JPMorgan Chase & Co., Series W, 6.30% Pfd.	4,100	107,215

JPMorgan Chase & Co., Series Y, 6.13% Unsec. Pfd.	28,600	744,172

JPMorgan Chase & Co., Series AA, 6.10% Pfd.	41,300	1,065,127

JPMorgan Chase & Co., Series BB, 6.15% Pfd.	41,300	1,073,387

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series L, 5.75% Jr. Unsec. Sub. Pfd.	20,901	512,075

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series S, 6.60% Pfd.	11,700	296,127

Santander Finance Preferred SAU (Spain), 6.50% Jr. Unsec. Gtd. Sub. Pfd.	3,400	85,612

US Bancorp, Series F, 6.50% Pfd.	26,800	783,900

Wells Fargo & Co., 5.20% Jr. Unsec. Sub. Pfd.	25,900	619,269

Wells Fargo & Co., 5.85% Pfd.	15,000	389,550

Wells Fargo & Co., 6.63% Jr. Unsec. Sub. Pfd.	15,000	429,300

Wells Fargo & Co., Series J, 8.00% Pfd.	6,200	164,982

Wells Fargo & Co., Series O, 5.13% Jr. Unsec. Sub. Pfd.	24,200	578,380

Wells Fargo & Co., Series P, 5.25% Jr. Unsec. Sub. Pfd.	10,700	256,693

Wells Fargo & Co., Series T, 6.00% Jr. Unsec. Sub. Pfd.	19,100	495,454

Wells Fargo & Co., Series V, 6.00% Pfd.	15,600	405,600

Wells Fargo & Co., Series W, 5.70% Pfd.	16,900	419,627

Wells Fargo & Co., Series X, 5.50% Pfd.	37,800	907,200

		18,906,954

Diversified Capital Markets–0.77%

Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Jr. Unsec. Gtd. Sub. Pfd.	35,600	910,292

	Shares	Value

Diversified Capital Markets–(continued)

Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Jr. Unsec. Gtd. Sub. Pfd.	35,800	$930,442

		1,840,734

Diversified REIT’s–0.35%

PS Business Parks, Inc., Series T, 6.00% Pfd.	6,300	158,130

PS Business Parks, Inc., Series U, 5.75% Pfd.	6,300	154,476

PS Business Parks, Inc., Series W, 6.00% Pfd.	2,700	60,048

VEREIT Inc., Series F, 6.70% Pfd.	18,800	475,452

		848,106

Electric Utilities–1.60%

BGE Capital Trust II, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	4,200	108,570

Duke Energy Corp., 5.13% Jr. Unsec. Sub. Pfd.	8,700	217,674

Entergy Arkansas, Inc., 4.88% Sr. Sec. Mortgage Pfd.	4,500	100,890

Entergy Arkansas, Inc., 4.90% Sr. Sec. Mortgage Pfd.	5,600	131,376

Entergy Louisiana, LLC, 4.88% Sec. Mortgage Pfd.	5,500	123,860

Entergy Louisiana, LLC, 5.25% Sr. Sec. First Mortgage Pfd.	5,200	126,828

Entergy Mississippi, Inc., 4.90% Sr. Sec. Mortgage Pfd.	3,400	76,262

Entergy Texas Inc., 5.63% Sr. Sec. First Mortgage Pfd.	4,000	106,680

Interstate Power & Light Co., Series D, 5.10% Pfd.	3,500	93,240

NextEra Energy Capital Holdings Inc., 5.00% Jr. Unsec. Gtd. Sub. Pfd.	11,300	256,962

NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Unsec. Gtd. Sub. Pfd.	7,500	185,775

NextEra Energy Capital Holdings Inc., Series H, 5.63% Jr. Unsec. Gtd. Sub. Pfd.	12,200	299,144

NextEra Energy Capital Holdings Inc., Series K, 5.25% Jr. Unsec. Gtd. Sub. Pfd.	14,200	329,440

Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	30,890

PPL Capital Funding, Inc., Series B, 5.90% Jr. Unsec. Gtd. Sub. Pfd.	7,500	188,025

SCE Trust I, 5.63% Jr. Unsec. Sub. Pfd.	12,200	301,706

SCE Trust IV, Series J, 5.38% Jr. Unsec. Sub. Pfd.	8,500	222,870

SCE Trust V, Series K, 5.45% Jr. Unsec. Sub. Pfd.	6,100	162,504

Southern Co. (The), 5.25% Jr. Unsec. Sub. Pfd.	15,900	366,495

Southern Co. (The), 6.25% Jr. Unsec. Sub. Pfd.	15,600	409,344

		3,838,535

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Health Care REIT’s–0.19%

Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	10,000	$236,400

Ventas Realty L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Gtd. Pfd.	4,000	103,120

Welltower Inc., Series J, 6.50% Pfd.	4,400	111,188

		450,708

Industrial Conglomerates–0.39%

General Electric Co., 4.70% Sr. Unsec. Pfd.	9,600	244,608

General Electric Co., 4.88% Sr. Unsec. Pfd.	15,000	376,500

General Electric Co., 4.88% Sr. Unsec. Pfd.	12,200	307,440

		928,548

Industrial Machinery–0.13%

Stanley Black & Decker Inc., 5.75% Jr. Unsec. Sub. Pfd.	12,500	315,500

Integrated Telecommunication Services–0.81%

Qwest Corp., 6.13% Sr. Unsec. Pfd.	7,300	179,361

Qwest Corp., 6.50% Sr. Unsec. Pfd.	17,400	428,910

Qwest Corp., 6.63% Sr. Unsec. Pfd.	8,700	218,109

Qwest Corp., 6.88% Sr. Unsec. Pfd.	8,200	210,494

Qwest Corp., 7.00% Sr. Unsec. Pfd.	8,900	224,814

Qwest Corp., 7.00% Sr. Unsec. Pfd.	10,300	259,251

Qwest Corp., 7.50% Sr. Unsec. Pfd.	7,156	181,333

Verizon Communications Inc., 5.90% Sr. Unsec. Pfd.	9,400	248,348

		1,950,620

Internet Software & Services–0.15%

eBay Inc., 6.00% Sr. Unsec. Pfd.	14,100	365,331

Investment Banking & Brokerage–1.92%

BGC Partners Inc., 8.13% Sr. Unsec. Pfd.	1,000	25,740

Charles Schwab Corp. (The), Series B, 6.00% Pfd.	7,500	190,725

Charles Schwab Corp. (The), Series C, 6.00% Pfd.	8,600	225,320

Charles Schwab Corp. (The), Series D, 5.95% Pfd.	14,300	371,514

Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	5,000	126,300

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	15,600	399,516

Goldman Sachs Group, Inc. (The), Series K, 6.38% Pfd.	22,500	601,200

Goldman Sachs Group, Inc. (The), Series N, 6.30% Pfd.	23,300	611,625

Morgan Stanley, Series E, 7.13% Pfd.	4,600	132,296

Morgan Stanley, Series F, 6.88% Pfd.	11,700	322,218

Morgan Stanley, Series G, 6.63% Pfd.	8,400	220,752

Morgan Stanley, Series I, 6.38% Pfd.	27,700	733,773

Morgan Stanley, Series K, 5.85% Pfd.	18,800	472,256

Raymond James Financial Inc., 6.90% Sr. Unsec. Pfd.	5,400	137,322

Stifel Financial Corp., Series A, 6.25% Pfd.	1,500	38,850

		4,609,407

	Shares	Value

Life & Health Insurance–0.93%

Aegon N.V. (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	6,700	$169,778

Aegon N.V. (Netherlands), 8.00% Unsec. Sub. Pfd.	26,800	688,760

Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	8,700	219,414

OM Asset Management PLC, 5.13% Sr. Unsec. Pfd.	1,300	28,499

Protective Life Corp., 6.25% Unsec. Sub. Pfd.	7,600	191,672

Prudential Financial Inc., 5.70% Jr. Unsec. Sub. Pfd.	10,900	278,604

Prudential Financial Inc., 5.75% Jr. Unsec. Sub. Pfd.	11,300	283,630

Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	9,200	236,348

Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	1,100	27,720

Torchmark Corp., 6.13% Jr. Unsec. Sub. Pfd.	4,100	105,452

		2,229,877

Mortgage REIT’s–0.07%

Wells Fargo Real Estate Investment Corp., Series A, 6.38% Pfd.	6,100	159,149

Multi-Line Insurance–0.26%

American Financial Group, Inc., 6.00% Unsec. Sub. Pfd.	3,100	78,771

American Financial Group, Inc., 6.38% Sr. Unsec. Pfd.	7,400	190,254

Hartford Financial Services Group Inc. (The), 7.88% Jr. Unsec. Sub. Pfd.	9,400	286,512

Kemper Corp., 7.38% Unsec. Sub. Pfd.	2,800	74,480

		630,017

Multi-Sector Holdings–0.13%

PartnerRe Ltd. (Bermuda), Series H, 7.25% Pfd.	10,700	297,995

Multi-Utilities–0.34%

Dominion Resources, Inc., Series A, 5.25% Jr. Unsec. Sub. Pfd.	13,400	309,674

DTE Energy Co., Series B, 5.38% Jr. Unsec. Sub. Pfd.	7,200	170,640

DTE Energy Co., Series F, 6.00% Jr. Unsec. Sub. Pfd.	6,100	154,513

Integrys Holding, Inc., 6.00% Jr. Unsec. Sub. Pfd.	6,700	172,944

		807,771

Office REIT’s–0.34%

Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,200	30,156

Boston Properties, Inc., 5.25% Pfd.	1,800	43,506

Equity Commonwealth, 5.75% Sr. Unsec. Pfd.	3,000	73,410

Government Properties Income Trust, 5.88% Sr. Unsec. Pfd.	4,200	103,110

Kilroy Realty Corp., Series G, 6.88% Pfd.	900	22,725

Kilroy Realty Corp., Series H, 6.38% Pfd.	900	22,635

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Office REIT’s–(continued)

SL Green Realty Corp., Series I, 6.50% Pfd.	3,800	$95,912

Vornado Realty Trust, Series L, 5.40% Pfd.	18,600	427,428

		818,882

Office Services & Supplies–0.09%

Pitney Bowes Inc., 6.70% Sr. Unsec. Pfd.	8,000	209,840

Oil & Gas Refining & Marketing–0.10%

NuStar Energy L.P., Series A, 8.50% Pfd.	3,100	82,770

NuStar Logistics L.P., 7.63% Jr. Unsec. Gtd. Sub. Pfd.	6,200	161,200

		243,970

Oil & Gas Storage & Transportation–0.01%

Targa Resources Partners LP, Series A, 9.00% Pfd.	1,000	27,560

Other Diversified Financial Services–0.41%

ING Groep NV (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	30,000	763,200

KKR Financial Holdings LLC, Series A, 7.38% Pfd.	8,400	218,484

		981,684

Property & Casualty Insurance–1.08%

Allstate Corp. (The), 5.10% Unsec. Sub. Pfd.	5,200	136,864

Allstate Corp. (The), 5.63% Pfd.	4,600	117,898

Allstate Corp. (The), Series C, 6.75% Pfd.	4,600	121,348

Allstate Corp. (The), Series E, 6.63% Pfd.	15,000	396,450

Allstate Corp. (The), Series F, 6.25% Pfd.	7,500	194,550

Arch Capital Group Ltd., Series C, 6.75% Pfd.	4,000	101,640

Arch Capital Group Ltd., Series E, 5.25% Pfd.	8,700	191,661

Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	1,300	33,215

Aspen Insurance Holdings Ltd. (Bermuda), 5.63% Pfd.	3,400	78,200

Aspen Insurance Holdings Ltd. (Bermuda), 5.95% Pfd.	3,700	97,125

Aspen Insurance Holdings Ltd. (Bermuda), 7.25% Pfd.	1,300	33,540

Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	7,200	180,576

Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	10,000	253,400

Axis Capital Holdings Ltd., Series E, 5.50% Pfd.	7,900	178,066

	Shares	Value

Property & Casualty Insurance–(continued)

Hanover Insurance Group, Inc. (The), 6.35% Jr. Unsec. Sub. Pfd.	3,300	$83,325

Selective Insurance Group, Inc., 5.88% Sr. Unsec. Pfd.	3,300	82,962

W. R. Berkley Corp., 5.63% Jr. Unsec. Sub. Pfd.	5,000	120,500

W. R. Berkley Corp., 5.75% Unsec. Sub. Pfd.	7,800	193,440

		2,594,760

Regional Banks–1.90%

Associated Banc-Corp., Series D, 5.38% Pfd.	1,400	31,962

BB&T Corp., Series E, 5.63% Pfd.	26,800	674,288

BB&T Corp., Series D, 5.85% Pfd.	9,200	232,300

BB&T Corp., Series H, 5.63% Pfd.	15,000	377,100

BOK Financial Corp., 5.38% Unsec. Sub. Pfd.	1,300	30,732

Commerce Bancshares Inc., Series B, 6.00% Pfd.	1,600	43,008

Cullen/Frost Bankers, Inc., 5.38% Pfd.	1,400	35,182

Fifth Third Bancorp, Series I, 6.63% Pfd.	7,500	209,550

First Horizon National Corp., Series A, 6.20% Pfd.	900	22,626

First Republic Bank, Series B, 6.20% Pfd.	2,200	56,804

First Republic Bank, Series D, 5.50% Pfd.	4,700	114,445

First Republic Bank, Series E, 7.00% Pfd.	1,800	49,734

First Republic Bank, Series F, 5.70% Pfd.	2,300	57,983

First Republic Bank, Series G, 5.50% Pfd.	1,300	31,369

FNB Corp., 7.25% Pfd.	1,000	29,970

Hancock Holding Co., 5.95% Unsec. Sub. Pfd.	1,800	45,198

Huntington Bancshares, Inc., Series C, 5.88% Pfd.	900	22,419

Huntington Bancshares, Inc., Series D, 6.25% Pfd.	8,400	217,224

KeyCorp., Series E, 6.13% Jr. Unsec. Sub. Pfd.	8,400	230,160

People’s United Financial, Inc., Series A, 5.63% Pfd.	3,600	93,420

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	33,800	958,568

Regions Financial Corp., Series A, 6.38% Pfd.	7,800	199,212

Regions Financial Corp., Series B, 6.38% Pfd.	8,400	226,632

SunTrust Banks, Inc., Series E, 5.88% Pfd.	7,500	188,025

TCF Financial Corp., 7.50% Pfd.	1,200	31,020

TCF Financial Corp., Series B, 6.45% Pfd.	1,200	30,276

Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	4,000	101,520

Valley National Bancorp, Series A, 6.25% Pfd.	1,000	28,000

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Regional Banks–(continued)

Webster Financial Corp., Series E, 6.40% Pfd.	1,100	$28,039

Wintrust Financial Corp., Series D, 6.50% Pfd.	1,500	40,425

Zions Bancorp., Series F, 7.90% Pfd.	4,672	120,818

		4,558,009

Reinsurance–0.40%

Endurance Specialty Holdings Ltd., Series C, 6.35% Pfd.	3,500	91,840

Maiden Holdings, Ltd., 6.63% Sr. Unsec. Pfd.	1,000	25,340

Maiden Holdings, Ltd., Series A, 8.25% Pfd.	6,100	158,417

Maiden Holdings, Ltd., Series C, 7.13% Pfd.	3,500	89,635

Reinsurance Group of America, Inc., 5.75% Unsec. Sub. Pfd.	9,400	251,920

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	5,000	140,950

RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38% Pfd.	6,700	160,063

Validus Holdings, Ltd., Series A, 5.88% Pfd.	1,300	31,356

		949,521

Retail REIT’s–0.36%

DDR Corp., Series J, 6.50% Pfd.	3,200	80,480

Kimco Realty Corp., Series I, 6.00% Pfd.	8,600	216,462

National Retail Properties Inc., Series D, 6.63% Pfd.	3,800	96,064

National Retail Properties Inc., Series E, 5.70% Pfd.	3,800	92,188

National Retail Properties, Inc., Series F, 5.20% Pfd.	7,500	166,650

Realty Income Corp., Series F, 6.63% Pfd.	6,800	171,972

Washington Prime Group Inc., Series H, 7.50% Pfd.	1,700	43,027

		866,843

Specialized REIT’s–0.93%

Digital Realty Trust, Inc., Series F, 6.63% Pfd.	5,000	126,850

Digital Realty Trust, Inc., Series G, 5.88% Pfd.	6,700	164,887

Digital Realty Trust, Inc., Series H, 7.38% Pfd.	6,200	169,942

DuPont Fabros Technology, Inc., Series C, 6.63% Pfd.	3,000	79,290

EPR Properties, Series F, 6.63% Pfd.	1,100	27,808

Public Storage, Series A, 5.88% Pfd.	8,400	215,544

Public Storage, Series B, 5.40% Pfd.	13,400	322,270

Public Storage, Series C, 5.13% Pfd.	13,900	318,171

Public Storage, Series D, 4.95% Pfd.	13,400	294,264

Public Storage, Series E, 4.90% Pfd.	13,900	301,908

Public Storage, Series Y, 6.38% Pfd.	8,100	216,756

		2,237,690

	Shares	Value

Thrifts & Mortgage Finance–0.01%

Astoria Financial Corp., Series C, 6.50% Pfd.	1,200	$30,660

Trading Companies & Distributors–0.01%

GATX Corp., 5.63% Sr. Unsec. Pfd.	1,300	31,980

Wireless Telecommunication Services–0.32%

Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	15,700	397,524

United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	5,000	126,550

United States Cellular Corp., 7.25% Sr. Unsec. Pfd.	4,600	120,750

United States Cellular Corp., 7.25% Sr. Unsec. Pfd.	4,100	108,650

		753,474

Total Preferred Stocks (Cost $56,852,064)		56,909,675

Common Stocks & Other Equity Interests–17.05%

Diversified REIT’s–2.15%

Colony NorthStar, Inc. -Class A	81,878	1,139,747

Gladstone Commercial Corp.	36,964	725,973

Global Net Lease, Inc.	102,004	790,531

Gramercy Property Trust	18,182	478,914

Investors Real Estate Trust	109,537	705,418

Lexington Realty Trust	54,671	586,073

Whitestone REIT	52,833	734,907

		5,161,563

Health Care REIT’s–2.06%

Care Capital Properties, Inc.	32,763	809,574

Global Medical REIT, Inc.	124,743	1,103,975

Medical Properties Trust Inc.	53,962	688,015

New Senior Investment Group Inc.	84,279	843,633

Sabra Health Care REIT, Inc.	28,589	726,161

Senior Housing Properties Trust	39,861	759,352

		4,930,710

Hotel and Resort REIT’s–2.18%

Apple Hospitality REIT, Inc.	29,411	588,808

Ashford Hospitality Trust, Inc.	80,945	615,182

Chatham Lodging Trust	29,967	603,536

Chesapeake Lodging Trust	23,720	607,232

Hospitality Properties Trust	20,223	629,542

LaSalle Hotel Properties	19,039	574,407

MGM Growth Properties LLC -Class A	22,427	579,065

RLJ Lodging Trust	21,181	491,611

Xenia Hotels & Resorts, Inc.	29,935	549,307

		5,238,690

Industrial REIT’s–0.20%

STAG Industrial, Inc.	20,931	484,343

Mortgage REIT’s–8.00%

AGNC Investment Corp.	111,813	2,087,549

Altisource Residential Corp.	26,774	325,036

Annaly Capital Management, Inc.	201,770	2,062,089

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Mortgage REIT’s–(continued)

Apollo Commercial Real Estate Finance, Inc.	39,687	$690,951

ARMOUR Residential REIT, Inc.	18,142	381,345

Blackstone Mortgage Trust, Inc. -Class A	46,720	1,424,493

Capstead Mortgage Corp.	47,897	511,061

Chimera Investment Corp.	92,391	1,628,853

CYS Investments, Inc.	74,287	562,353

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,945	419,435

Ladder Capital Corp.	33,175	449,853

MFA Financial, Inc.	184,705	1,457,322

MTGE Investment Corp.	22,761	361,900

New Residential Investment Corp.	122,768	1,859,935

New York Mortgage Trust, Inc.	53,360	342,038

PennyMac Mortgage Investment Trust	32,809	556,113

Redwood Trust, Inc.	37,162	576,011

Starwood Property Trust, Inc.	89,254	1,986,794

Two Harbors Investment Corp.	170,990	1,499,582

		19,182,713

Office REIT’s–0.54%

Franklin Street Properties Corp.	40,151	511,925

Government Properties Income Trust	40,601	781,975

		1,293,900

Residential REIT’s–0.54%

Independence Realty Trust, Inc.	82,084	757,635

Preferred Apartment Communities, Inc. -Class A	39,535	535,304

		1,292,939

Retail REIT’s–0.62%

CBL & Associates Properties, Inc.	62,805	681,434

Washington Prime Group Inc.	82,990	800,854

		1,482,288

Specialized REIT’s–0.76%

CoreCivic, Inc.	34,896	1,013,380

Geo Group Inc. (The)	19,588	813,294

		1,826,674

Total Common Stocks & Other Equity Interests (Cost $38,125,714)		40,893,820

	Principal Amount

U.S. Treasury Securities–9.26%

U.S. Treasury Bills–0.11%

0.59%, 05/11/2017(d)(e)	$265,000	264,639

U.S. Treasury STRIPS–9.15%

2.71%, 11/15/2045(d)(f)	37,785,000	15,293,403

3.10%, 11/15/2045(d)(f)	900,000	364,273

	Principal Amount		Value

U.S. Treasury STRIPS–(continued)

3.14%, 11/15/2045(d)(f)		$2,300,000	$930,921

3.27%, 11/15/2045(d)(f)		11,015,000	4,458,299

3.24%, 11/15/2045(d)(f)		2,200,000	890,446

			21,937,342

Total U.S. Treasury Securities (Cost $24,329,305)			22,201,981

	Shares

Exchange-Traded Notes–4.31%

JPMorgan Alerian MLP Index ETN, 6.46%, 05/24/2024(g) (Cost $9,716,108)		312,000	10,330,320

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.21%(h)

Cable & Satellite–0.11%

Virgin Media Secured Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 5.13%, 01/15/2025(b)	GBP	200,000	260,609

Hotels, Resorts & Cruise Lines–0.05%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	100,000	114,289

Other Diversified Financial Services–0.05%

Garfunkelux Holdco 3 S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.50%, 11/01/2022(b)	GBP	100,000	129,569

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $540,384)			504,467

	Shares

Money Market Funds–8.38%

Government & Agency Portfolio – Institutional Class, 0.47% (i)		12,050,882	12,050,882

Treasury Portfolio – Institutional Class, 0.40% (i)		8,033,922	8,033,922

Total Money Market Funds (Cost $20,084,804)			20,084,804

TOTAL INVESTMENTS–99.86% (Cost $238,741,759)			239,473,966

OTHER ASSETS LESS LIABILITIES–0.14%			343,020

NET ASSETS–100.00%			$239,816,986

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

Investment Abbreviations:

EUR	—Euro	REGS	— Regulation S
ETN	—Exchange-Traded Notes	REIT	— Real Estate Investment Trust
GBP	—British Pound	Sec.	— Secured
Gtd.	—Guaranteed	Sr.	— Senior
Jr.	—Junior	STRIPS	— Separately Traded Registered Interest and Principal Security
MLP	—Master Limited Partnerships	Sub.	— Subordinated
Pfd.	—Preferred	Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $45,239,875, which represented 18.86% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1I and Note 3.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2017.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Multi-Asset Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

E.	Exchange-traded Notes – The Fund may invest in exchange-traded notes (“ETNs”) which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs can be traded on an exchange and/or they can be held to maturity. At maturity, the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets and changes in the applicable interest rates. ETNs are subject to credit risk, including the credit risk of the issuer.

Invesco Multi-Asset Income Fund

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Multi-Asset Income Fund

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Invesco Multi-Asset Income Fund

I.	Swap Agreements – (continued)

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

J.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputsare unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Multi-Asset Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$40,893,820	$—	$—	$40,893,820
Exchange-Traded Notes	10,330,320	—	—	10,330,320
Non-U.S. Dollar Denominated Bonds & Notes	—	504,467	—	504,467
Preferred Stocks	56,708,232	201,443	—	56,909,675
U.S. Dollar Denominated Bonds & Notes	—	88,548,899	—	88,548,899
U.S. Treasury Securities	—	22,201,981	—	22,201,981
Money Market Funds	20,084,804	—	—	20,084,804
	128,017,176	111,456,790	—	239,473,966
Forward Foreign Currency Contracts*	—	(9,669)	—	(9,669)
Futures Contracts*	236,274	—	—	236,274
Total Investments	$128,253,450	$111,447,121	$—	$239,700,571
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Derivative Assets	Value
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$322,666	$36,559	$359,225
Unrealized appreciation on forward foreign currency contracts outstanding	1,450	—	—	1,450
Total Derivative Assets	1,450	322,666	36,559	360,675
Derivatives not subject to master netting agreements	—	(322,666)	(36,559)	(359,225)
Total Derivative Assets subject to master netting agreements	$1,450	$—	$—	$1,450

Derivative Liabilities	Value
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$(86,715)	$(36,236)	$(122,951)
Unrealized depreciation on forward foreign currency contracts outstanding	(11,119)	—	—	(11,119)
Total Derivative Liabilities	(11,119)	(86,715)	(36,236)	(134,070)
Derivatives not subject to master netting agreements	—	86,715	36,236	122,951
Total Derivative Liabilities subject to master netting agreements	$(11,119)	$—	$—	$(11,119)

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Invesco Multi-Asset Income Fund

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$—	$52,707	$—	$—	$52,707
Futures contracts	—	—	1,616,975	763,859	2,380,834
Swap agreements	210,744	—	—	—	210,744
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(61,285)	—	—	(61,285)
Futures contracts	—	—	109,916	(188,425)	(78,509)
Swap agreements	(32,453)	—	—	—	(32,453)
Total	$178,291	$(8,578)	$1,726,891	$575,434	$2,472,038

The table below summarizes the three month average notional value of forward foreign currency contracts and futures contracts and the two month average notional value of swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$801,523	$64,898,667	$4,500,000

Open Forward Foreign Currency Contracts

							Unrealized
Settlement Date		Contract to				Notional	Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
02/28/2017	Citigroup Global Markets Inc.	GBP	368,591	USD	456,440	$463,880	$(7,440)
02/28/2017	Citigroup Global Markets Inc.	USD	112,876	EUR	105,800	114,326	1,450
02/28/2017	Citigroup Global Markets Inc.	USD	123,794	GBP	97,551	122,770	(1,024)
02/28/2017	Goldman Sachs International	EUR	173,150	USD	184,448	187,103	(2,655)
Total Forward Foreign Currency Contracts—Currency Risk							$(9,669)

Currency Abbreviations:

EUR   —   Euro

GBP   —    British Pound Sterling

USD   —   U.S. Dollar

Invesco Multi-Asset Income Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones Euro STOXX 50 Index	Long	247	March-2017	$8,623,424	$13,448
E-Mini S&P 500 Index	Long	86	March-2017	9,780,350	87,005
FTSE 100 Index	Long	98	March-2017	8,685,629	116,746
Hang Sang Index	Long	22	February-2017	3,307,840	62,962
Russell 2000 Mini Index	Long	112	March-2017	7,613,200	(86,715)
Tokyo Stock Price Index	Long	70	March-2017	9,405,669	42,505
Subtotal—Equity Risk					235,951
Australian 10 Year Bonds	Short	14	March-2017	(1,361,570)	(15,209)
Canadian 10 Year Bonds	Short	97	March-2017	(10,246,075)	1,536
Euro Bonds	Short	8	March-2017	(1,400,220)	(4,060)
Japanese Mini 10 Year Bonds	Short	76	March-2017	(10,084,641)	32,098
Long Gilt	Long	19	March-2017	2,960,623	(16,967)
U.S. Treasury Long Bonds	Long	5	March-2017	754,219	2,925
Subtotal—Interest Rate Risk					323
Total Futures Contracts					$236,274

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $76,734,814 and $19,402,995, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $15,871,209, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,937,748
Aggregate unrealized (depreciation) of investment securities	(5,699,003)
Net unrealized appreciation of investment securities	$238,745
Cost of investments for tax purposes is $239,235,221.

Invesco Multi-Asset Income Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	MS-PGRO-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.17%

Australia–3.59%

Orora Ltd.	794,697	$1,720,819

Sydney Airport	194,233	861,344

		2,582,163

China–13.45%

Beijing Capital International Airport Co. Ltd. -Class H	1,574,000	1,522,756

China Animal Healthcare Ltd. (a)	349,000	58,475

China Mobile Ltd.	64,500	733,249

Guangdong Investment Ltd.	1,202,000	1,487,879

Ping An Insurance (Group) Co. of China Ltd. -Class H	125,000	642,074

Tencent Holdings Ltd.	200,900	5,241,901

		9,686,334

Hong Kong–3.65%

AIA Group Ltd.	424,800	2,631,342

Henderson Land Development Co. Ltd.	110	607

		2,631,949

India–8.31%

Bajaj Finance Ltd.	168,480	2,562,097

Britannia Industries Ltd.	33,795	1,556,499

Maruti Suzuki India Ltd.	21,270	1,863,036

		5,981,632

Indonesia–2.15%

PT Unilever Indonesia Tbk	502,300	1,547,966

Japan–51.55%

AIDA ENGINEERING, LTD.	132,200	1,300,115

Astellas Pharma Inc.	64,000	855,759

Casio Computer Co., Ltd.	63,600	877,440

Daikin Industries, Ltd.	18,600	1,842,212

Daiwa House Industry Co., Ltd.	53,400	1,444,819

FUKUSHIMA INDUSTRIES CORP.	50,300	1,590,099

H.I.S. Co., Ltd.	43,700	1,162,022

Hitachi High-Technologies Corp.	36,900	1,579,248

K’s Holdings Corp.	67,400	1,213,299

Komatsu Ltd.	52,500	1,247,126

Konoike Transport Co., Ltd.	96,000	1,264,775

Mitsubishi Corp.	77,500	1,744,643

Mitsubishi UFJ Financial Group, Inc.	138,600	885,964

Nidec Corp.	18,800	1,761,207

Nifco Inc.	28,900	1,455,079

OMRON Corp.	38,000	1,554,771

OTSUKA CORP.	32,500	1,672,498

PALTAC CORP.	32,500	840,855

Relo Group, Inc.	4,600	675,536

Resorttrust, Inc.	55,600	1,022,922

SCSK Corp.	37,300	1,399,429

	Shares	Value

Japan–(continued)

Sekisui Chemical Co., Ltd.	110,000	$1,792,376

Seria Co., Ltd.	8,300	563,870

Shimamura Co., Ltd.	7,200	943,206

Sumitomo Metal Mining Co., Ltd.	68,000	919,891

Temp Holdings Co. Ltd.	58,900	1,022,690

Tsubakimoto Chain Co.	179,000	1,431,705

Yamaha Motor Co., Ltd.	67,500	1,400,965

Yaskawa Electric Corp.	92,000	1,657,513

		37,122,034

Philippines–1.76%

Ayala Corp.	78,980	1,265,795

South Korea–8.55%

AMOREPACIFIC Group	13,299	1,551,702

BGF Retail Co., Ltd.	17,214	1,359,256

NAVER Corp.	1,011	659,888

Nongshim Co., Ltd.	2,864	784,242

Ottogi Corp.	1,079	603,927

Samsung Electronics Co., Ltd.	704	1,196,051

		6,155,066

Taiwan–3.94%

Taiwan Semiconductor Manufacturing Co. Ltd.	477,143	2,839,915

Thailand–2.22%

Bumrungrad Hospital PCL	313,200	1,596,799

Total Common Stocks & Other Equity Interests (Cost $59,983,206)		71,409,653

Money Market Funds–0.27%

Government & Agency Portfolio – Institutional Class, 0.47% (b)	117,921	117,921

Treasury Portfolio – Institutional Class, 0.40% (b)	78,610	78,610

Total Money Market Funds (Cost $196,531)		196,531

TOTAL INVESTMENTS–99.44% (Cost $60,179,737)		71,606,184

OTHER ASSETS LESS LIABILITIES–0.56%		403,680

NET ASSETS–100.00%		$72,009,864

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Pacific Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Pacific Growth Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Pacific Growth Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $33,822,473 and from Level 2 to Level 1 of $1,425,215, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$861,344	$1,720,819	$—	$2,582,163

China	—	9,627,859	58,475	9,686,334

Hong Kong	—	2,631,949	—	2,631,949

India	—	5,981,632	—	5,981,632

Indonesia	1,547,966	—	—	1,547,966

Japan	4,695,965	32,426,069	—	37,122,034

Philippines	—	1,265,795	—	1,265,795

South Korea	6,155,066	—	—	6,155,066

Taiwan	—	2,839,915	—	2,839,915

Thailand	1,596,799	—	—	1,596,799

Money Market Funds	196,531	—	—	196,531

Total Investments	$15,053,671	$56,494,038	$58,475	$71,606,184

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $6,676,408 and $13,228,302, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,313,246

Aggregate unrealized (depreciation) of investment securities	(1,065,730)

Net unrealized appreciation of investment securities	$11,247,516

Cost of investments for tax purposes is $60,358,668.

Invesco Pacific Growth Fund

Invesco Select Companies Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	SCO-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–91.69%

Airlines–4.74%

Spirit Airlines Inc. (b)	484,169	$26,164,493

Aluminum–0.01%

Cymat Technologies Ltd. (Canada)(b)	249,750	71,980

Apparel, Accessories & Luxury Goods–0.00%

Hampshire Group, Ltd. (b)(c)	592,824	5,335

Automotive Retail–3.44%

America’s Car-Mart, Inc. (b)(c)	453,248	19,013,754

Cable & Satellite–5.76%

Liberty Broadband Corp. -Class A(b)	380,201	31,815,220

Commodity Chemicals–2.60%

Chemtrade Logistics Income Fund (Canada)	1,045,784	14,362,802

Communications Equipment–9.87%

CommScope Holding Co., Inc. (b)	908,994	34,378,153

Mitel Networks Corp. (b)	2,903,325	20,149,075

		54,527,228

Consumer Finance–6.59%

Encore Capital Group, Inc. (b)	1,175,328	36,376,402

Data Processing & Outsourced Services–7.70%

Alliance Data Systems Corp.	101,241	23,121,420

Global Payments Inc.	251,404	19,428,501

		42,549,921

Diversified Support Services–2.08%

Performant Financial Corp. (b)(c)	5,527,196	11,496,568

Education Services–1.89%

American Public Education Inc. (b)	429,856	10,445,501

Electrical Components & Equipment–4.82%

Regal-Beloit Corp.	366,975	26,642,385

Health Care Supplies–5.24%

Alere, Inc. (b)	369,403	13,667,911

Cooper Cos., Inc. (The)	82,635	15,255,247

		28,923,158

Integrated Telecommunication Services–2.74%

General Communication, Inc. -Class A(b)	753,654	15,163,518

	Shares	Value

IT Consulting & Other Services–4.60%

Booz Allen Hamilton Holding Corp.	750,561	$25,383,973

Life Sciences Tools & Services–4.84%

Charles River Laboratories International, Inc. (b)	331,067	26,750,214

Oil & Gas Equipment & Services–0.99%

ION Geophysical Corp. (b)(c)	938,486	5,443,218

Oil & Gas Storage & Transportation–4.82%

GasLog Ltd. (Monaco)	1,594,218	26,623,441

Other Diversified Financial Services–0.00%

Brompton Corp. (Canada) (b)	69,374	0

Publishing–4.79%

John Wiley & Sons, Inc. -Class A	479,820	26,438,082

Real Estate Services–3.12%

Colliers International Group Inc. (Canada)	471,395	17,263,168

Semiconductors–4.66%

Microsemi Corp. (b)	484,010	25,725,131

Specialty Chemicals–2.33%

Axalta Coating Systems Ltd. (b)	444,671	12,895,459

Systems Software–4.06%

TiVo Corp. (b)	1,186,166	22,418,537

Total Common Stocks (Cost $448,386,795)		506,499,488

Money Market Funds–8.20%

Government & Agency Portfolio – Institutional Class, 0.47% (d)	27,163,646	27,163,646

Treasury Portfolio – Institutional Class, 0.40% (d)	18,109,098	18,109,098

Total Money Market Funds (Cost $45,272,744)		45,272,744

TOTAL INVESTMENTS–99.89% (Cost $493,659,539)		551,772,232

OTHER ASSETS LESS LIABILITIES–0.11%		617,797

NET ASSETS–100.00%		$552,390,029

See accompanying notes which are an integral part of this schedule.

Invesco Select Companies Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2017 was $35,958,875, which represented 6.51% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Companies Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Select Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$506,499,488	$—	$0	$506,499,488

Money Market Funds	45,272,744	—	—	45,272,744

Total Investments	$551,772,232	$—	$0	$551,772,232

Invesco Select Companies Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/17	Dividend Income
America’s Car-Mart, Inc.	$26,875,338	$—	$(8,954,076)	$447,007	$645,485	$19,013,754	$—
Encore Capital Group, Inc. (a)	31,706,504	—	(11,680,852)	23,900,621	(7,549,871)	36,376,402	—
Hampshire Group, Ltd.	7,114	—	—	(1,779)	—	5,335	—
ION Geophysical Corp.	5,537,067	—	—	(93,849)	—	5,443,218	—
Performant Financial Corp.	16,526,316	—	—	(5,029,748)	—	11,496,568	—
Total	$80,652,339	$—	$(20,634,928)	$19,222,252	$(6,904,386)	$72,335,277	$—

(a)	As of January 31, 2017, this security is no longer considered as an affiliate of the Fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $7,905,584 and $93,372,921, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$197,223,819
Aggregate unrealized (depreciation) of investment securities	(139,308,681)
Net unrealized appreciation of investment securities	$57,915,138
Cost of investments for tax purposes is $493,857,094.

Invesco Select Companies Fund

Item 2.	Controls and Procedures.

(a)	As of February 13, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 13, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 31, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.